UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07755

Nuveen Multistate Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy

Nuveen Investments

333 West Wacker Drive Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: February 28

Date of reporting period: August 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

Mutual Funds

Nuveen Municipal Bond Funds

Dependable, tax-free income because it’s not what you earn, it’s what you keep.®

Semi-Annual Report

August 31, 2010

Nuveen Connecticut Municipal Bond Fund	Nuveen New Jersey Municipal Bond Fund	Nuveen New York Municipal Bond Fund	Nuveen New York Insured Municipal Bond Fund

NUVEEN INVESTMENTS ANNOUNCES STRATEGIC COMBINATION WITH FAF ADVISORS

On July 29, 2010, Nuveen Investments, Inc. announced that U.S. Bancorp will receive a 9.5% stake in Nuveen Investments and cash consideration in exchange for the long-term asset business of U.S. Bancorp’s FAF Advisors (FAF). Nuveen Investments is the parent of Nuveen Asset Management (NAM), the investment adviser for the Funds included in this report.

FAF Advisors, which currently manages about $25 billion of long-term assets and serves as the advisor of the First American Funds, will be combined with NAM, which currently manages about $75 billion in municipal fixed income assets. Upon completion of the transaction, Nuveen Investments, which currently manages about $150 billion of assets across several high-quality affiliates, will manage a combined total of about $175 billion in institutional and retail assets.

This combination will not affect the investment objectives, strategies or policies of the Funds in this report. Over time, Nuveen Investments expects that the combination will provide even more ways to meet the needs of investors who work with financial advisors and consultants by enhancing the multi-boutique model of Nuveen Investments, which also includes highly respected investment teams at NWQ Investment Management, Santa Barbara Asset Management, Symphony Asset Management, Tradewinds Global Investors, Winslow Capital and Nuveen HydePark.

The transaction is expected to close late in 2010, subject to customary conditions.

Must be preceded by or accompanied by a prospectus.	NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Chairman’s

Letter to Shareholders

Dear Shareholder,

Recent months have revealed the fragility and disparity of the global economic recovery. In the U.S., the rate of economic growth has slowed as various stimulus programs have started to wind down, exposing weakness in the underlying economy. In contrast, many emerging market countries are experiencing a return to comparatively high rates of growth. Confidence in global financial markets has been undermined by concerns about high sovereign debt levels in Europe and the U.S. Until these countries can begin credible programs to reduce their budgetary deficits, market unease and hesitation will remain. On a more positive note, even though the countries now enjoying the strongest recovery depend on exports to countries with trade deficits, these importing countries have resisted the temptation to damage world trade by erecting trade barriers.

The U.S. economy is subject to unusually high levels of uncertainty as it struggles to recover from a devastating financial crisis. Unemployment remains stubbornly high, due to what appears to be both cyclical and structural forces. Federal Reserve policy makers are considering novel approaches to provide support to the economy, and administration policy makers are debating additional stimulus measures. However, the high levels of debt owed both by U.S. consumers and the U.S. government limit their ability to engineer a stronger economic recovery.

The U.S. financial markets reflect the crosscurrents now impacting the U.S. economy. Today’s historically low interest rates reflect the Fed’s easy monetary policy and the demand for U.S. government debt by U.S. and overseas investors looking for a safe haven for investment. Despite a continued corporate earnings recovery, equity markets continue to reflect concern about the possibility of a “double dip” recession. Encouragingly, financial institutions are rebuilding their balance sheets and the financial reform legislation enacted this summer has the potential to address many of the most significant contributors to the financial crisis, although many details still have to be worked out.

In this difficult environment, your Nuveen investment team continues to seek sustainable investment opportunities and, at the same time, remains alert for potential risks that may result from a recovery still facing many headwinds. As your representative, the Nuveen Fund Board monitors the activities of each investment team to assure that all maintain their investment disciplines. As always, I encourage you to contact your financial consultant if you have any questions about your investment in a Nuveen Fund.

On behalf of the other members of your Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner

Chairman of the Board

October 21, 2010

Nuveen Investments	1

Portfolio Manager’s Comments

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Any reference to credit ratings for portfolio holdings refers to the highest rating assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”) such as Standard & Poor’s, Moody’s, or Fitch. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below investment grade. Holdings and ratings may change over time.

Portfolio manager Cathryn Steeves discusses key investment strategies and the Funds’ performance during the six months ending August 31, 2010. Cathryn, who has 14 years of investment experience, has managed the Funds since 2006.

How did the Funds perform during the six-month reporting period?

The table on page four provides Class A Share total return performance information for the six-month, one-year, five-year and ten-year periods ending August 31, 2010. Each Fund’s total returns are compared with the performance of the corresponding national and state-specific Standard & Poor’s (S&P) indexes and the Lipper peer fund category average.

During the six-month reporting period, the Class A Shares at net asset value of the Connecticut, New Jersey and uninsured New York Funds outperformed their respective Lipper peer group averages and state-specific Standard & Poor’s (S&P) indexes. The uninsured New York Fund also beat the national S&P index. The New Jersey Fund performed in line with the national S&P index, while the Connecticut Fund trailed it. The Class A Shares at net asset value of the New York Insured Fund lagged its Lipper peer group average, the S&P New York Municipal Bond Index (which includes primarily non-insured bonds) and the S&P Insured National Municipal Bond Index.

Limited supply and strong demand for tax-exempt bonds provided a very constructive performance backdrop for the four Funds. This combination drove the prices of municipal bonds higher and pushed their yields downward (bond prices and yields move in opposite directions). Along with the favorable supply/demand trend, tax-exempt debt benefited from low and declining interest rates. Early in 2010, many bond investors were concerned that a recovering economy could lead to inflation which would reduce the value of bonds’ future income payments. As the year progressed, however, the prospects for a robust economic recovery faded and inflation worries eased. This caused interest rates on bonds of all maturities — especially longer bonds — to trend downward from already-low levels.

Another important positive factor for investors in municipal bonds was the stable environment for issuers with lower credit ratings. Despite concerns about the financial situation affecting state and local governments nationwide, debt defaults were very rare. As investors became more confident in the ability of issuers to meet their debt obligations, they became more willing to take on credit risk in search of higher income amid very low interest rates. This caused credit spreads — meaning the extra income investors demanded for investing in lower-rated securities — to narrow.

2	Nuveen Investments

The New Jersey and non-insured New York Funds benefited from their relatively long durations compared with the national municipal bond market. In other words, both portfolios benefited disproportionately from falling interest rates throughout the period. Relatively modest exposure to very-short-dated bonds and healthy exposure to the longest-maturity issues — which saw the greatest benefit from the decline in rates — were especially helpful. In contrast, duration positioning hampered the Connecticut Fund’s performance relative to the national municipal bond market — primarily because longer-dated bonds were relatively scarce in Connecticut. Accordingly, we had a more-limited allocation to bonds with longer maturities. An overweighting in intermediate-maturity issues also detracted from performance, though reduced exposure to the market’s shortest-dated securities was helpful.

The limited availability of longer-dated New York insured bonds made it a challenge to keep the New York Insured Fund’s duration as long as we wished. Similar to the Connecticut portfolio, the New York Insured Fund was overweighted in intermediate-duration bonds and underweighted in longer-duration issues — two negative factors for performance — but benefited from underweighting shorter-dated bonds. Another negative factor was underweighting bonds with relatively short call dates, meaning that issuers have the option to pay back the bonds early. Despite these securities’ recent underperformance, we continued to own them because we believed they would benefit if interest rates rise.

Credit-quality was positive for all four Funds. As credit spreads tightened, the Connecticut and New Jersey Funds and, especially, the uninsured New York Fund were helped by their allocations to BBB and non-rated debt. Modest exposure to the highest-rated bonds — those rated AAA and AA — also helped. In the New York Insured Fund, the best performers were generally insured bonds issued by entities with weaker underlying credit ratings, as well as our limited non-insured bond holdings.

Not surprisingly, those sectors with significant lower-rated bond issuance outperformed higher-rated sectors during the period. The generally higher-rated tax-backed bond sector lagged the overall market, for example, and being underweighted in the group added to all four Funds’ relative performance. Modest underweightings in the highly rated pre-refunded bond category were helpful for the New Jersey and both New York Funds. The Connecticut Fund’s more-limited exposure to health care bonds compared with the national municipal market hurt performance, although some of the individual health care bonds we owned ended up doing quite well. The New Jersey and both New York Funds benefited from being overweighted in health care bonds. In contrast, all four Funds had more relatively higher exposure to housing bonds, hampering results. The bonds underperformed because of investors’ concerns about the securities’ prepayment risks.

Elsewhere, additional exposure to the underperforming education sector hurt the Connecticut, New Jersey and non-insured New York Funds. A modest overweighting in industrial development bonds — a predominantly lower-rated sector — boosted results for the Connecticut and noninsured New York Funds. However, the New Jersey and New York Insured Funds were underweighted in the group, hurting both portfolios’ performance.

Nuveen Investments	3

1	The Standard & Poor’s (S&P) Municipal Bond Indexes for Connecticut, New Jersey and New York are unleveraged, market value-weighted indexes designed to measure the performance of the tax-exempt, investment-grade Connecticut, New Jersey and New York municipal bond markets. The Standard & Poor’s (S&P) Insured National Municipal Bond Index is an unleveraged, market value-weighted index designed to measure the insured segment performance of the tax-exempt, investment grade U.S. municipal bond market. The Standard & Poor’s (S&P) National Municipal Bond Index is an unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment grade U.S. municipal bond market. The returns assume reinvestment of dividends, but do not reflect any management fees or sales charges. You cannot invest directly in an index.

2	The Lipper averages shown represent the average annualized total return for all reporting funds in the respective categories. The Lipper Connecticut Municipal Debt Funds Average contained 22, 22, 16 and 16 funds for the 6-month, 1-year, 5-year and 10-year periods, respectively, ended August 31, 2010. The Lipper New Jersey Municipal Debt Funds Average contained 48, 48, 35 and 33 funds for the 6-month, 1-year, 5-year and 10-year periods, respectively, ended August 31, 2010. The Lipper New York Municipal Debt Funds Average contained 95, 95, 83 and 70 funds for the 6-month, 1-year, 5-year and 10-year periods, respectively, ended August 31, 2010. The Lipper Single-State Insured Municipal Debt Funds Average contained 58, 58, 55 and 53 funds, for the 6-month, 1-year, 5-year and 10-year periods, respectively, ended August 31, 2010. Lipper returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. The Lipper averages are not available for direct investment.

Class A Shares – Average Annual Total Returns as of 8/31/10

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Nuveen Connecticut Municipal Bond Fund
A Shares at NAV	4.82%	9.24%	4.30%	5.23%
A Shares at Offer	0.42%	4.65%	3.40%	4.78%
Standard & Poor’s (S&P) Connecticut Municipal Bond Index[1]	4.05%	7.84%	4.65%	5.40%
Standard & Poor’s (S&P) National Municipal Bond Index[1]	5.53%	10.19%	4.77%	5.67%
Lipper Connecticut Municipal Debt Funds Average[2]	4.64%	9.00%	3.81%	4.71%
Nuveen New Jersey Municipal Bond Fund
A Shares at NAV	5.53%	10.45%	4.42%	5.22%
A Shares at Offer	1.07%	5.77%	3.52%	4.77%
Standard & Poor’s (S&P) New Jersey Municipal Bond Index[1]	5.27%	9.52%	4.89%	5.79%
Standard & Poor’s (S&P) National Municipal Bond Index[1]	5.53%	10.19%	4.77%	5.67%
Lipper New Jersey Municipal Debt Funds Average[2]	5.28%	10.27%	3.92%	4.84%
Nuveen New York Municipal Bond Fund
A Shares at NAV	5.65%	11.28%	4.62%	5.42%
A Shares at Offer	1.21%	6.57%	3.73%	4.96%
Standard & Poor’s (S&P) New York Municipal Bond Index[1]	5.21%	9.63%	5.01%	5.75%
Standard & Poor’s (S&P) National Municipal Bond Index[1]	5.53%	10.19%	4.77%	5.67%
Lipper New York Municipal Debt Funds Average[2]	5.40%	10.67%	3.92%	4.82%
Nuveen New York Insured Municipal Bond Fund
A Shares at NAV	4.54%	8.60%	3.90%	5.02%
A Shares at Offer	0.19%	4.01%	3.02%	4.57%
Standard & Poor’s (S&P) New York Municipal Bond Index[1]	5.21%	9.63%	5.01%	5.75%
Standard & Poor’s (S&P) Insured National Municipal Bond Index[1]	5.72%	10.21%	4.73%	5.80%
Lipper Single-State Insured Municipal Debt Funds Average[2]	4.81%	8.52%	3.80%	4.53%

Returns quoted represent past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Class A Shares have a maximum 4.20% sales charge. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Returns may reflect a contractual agreement between certain Funds and the investment adviser to waive certain fees and expenses; see Notes to Financial Statements, Footnote 7 — Management Fees and Other Transactions with Affiliates for more information. In addition, returns may reflect a voluntary expense limitation by the Funds’ investment adviser that may be modified or discontinued at any time without notice. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Please see each Fund’s Spotlight Page later in this report for more complete performance data and expense ratios.

4	Nuveen Investments

What strategies were used to manage the Funds?

Over the period, we continued to follow the same management approach we’ve used in the past. In addition to evaluating our existing holdings on an ongoing basis to ensure continued comfort with their performance potential credit quality, we invested in municipal bonds we believed were creditworthy and offered shareholders particularly good total return potential relative to their risks.

Changes to all four portfolios were modest during the six-month reporting period. In part, this was because the supply of new tax-exempt municipal bonds was very limited. A big reason for the severely constrained supply was the ongoing impact of the Build America Bond (BAB) program. BABs are taxable municipal bonds created as part of the February 2009 federal economic stimulus package. Because the program offers an attractive federal subsidy to issuers of BABs, it has managed to supplant much of the issuance that typically would have come to market as traditional tax-exempt debt.

Market conditions also left us with little incentive to make changes to the portfolios. As credit spreads narrowed and interest rates remained low, we felt the portfolios’ more-seasoned bonds generally offered better performance potential than bonds issued more recently in an environment of lower yields.

With the few new purchases we did make, we focused on bonds with 15-30 year maturities, emphasizing the 20-year range, which we believed provided investors the strongest overall values. This focus was easier to achieve in states with a higher percentage of long-term issuance but more difficult in states such as Connecticut, whose recent supply tended to be shorter in maturity. Accordingly, we made only a few new purchases, including two health care bonds purchased in the primary municipal bond market, and, in the secondary market, some hospital, higher-education and utility bonds.

For the New Jersey portfolio, we added health care bonds, tobacco issues that were attractively valued and offered good return potential, higher-education bonds, and student-housing credits. Another noteworthy purchase for this Fund was of Washington, D.C., bonds issued for National Public Radio (NPR). While we prefer to invest in-state, we bought these non-state-tax-exempt bonds to keep the Fund fully invested in an environment of limited new issuance. Also, we felt the NPR bonds’ name recognition would make them more liquid, enabling us to sell them quickly once suitable New Jersey opportunities became available.

With supply also limited in New York, we made only a few purchases, relying on both the primary and secondary tax-exempt securities market. In the uninsured Fund, we bought hospital, airport-transportation, student-housing, higher-education and multifamily-housing bonds.

Investment opportunities for the New York Insured Fund were even scarcer. Following the 2008 financial crisis, many municipal bond insurers saw their credit ratings downgraded. Since then, it has become much more difficult to find appropriate insured bonds rated AAA at their time of purchase (which, must make up 80% of the portfolio). Insured bonds, which once were a meaningful portion of the New York municipal marketplace, made up only a very small percentage of total issuance more recently. During the period, our only insured purchase was of New York Metropolitan Transit Authority bonds. Like most of the

Nuveen Investments	5

insured issuance available in New York, these bonds had relatively short maturities and call dates. To keep the portfolio’s duration sufficiently long, we made increased use of a non-insured “basket” of securities. For example, we bought non-insured New York higher-education and airport-transportation bonds. We also purchased some Puerto Rico bonds, as U.S. territorial bonds are generally tax-exempt for investors in all 50 states.

As of August 31, 2010, 3% of the portfolio was invested in non-insured municipal bonds, well below our 20% limit.

To varying degrees in all four Funds, proceeds for new purchases most often came from new shareholder investment activity or from bond calls. Given market conditions and the lack of available supply, we rarely sold bonds, except for a handful of very-short-maturity securities we believed had relatively limited future performance potential.

Recent Changes to Investment Policies of Nuveen Insured Funds

Effective April 29, 2010, the Nuveen New York Insured Fund’s investment policy provides under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest thereon. In addition, under normal circumstances, the municipal securities in which the Fund invests will be, at the time of purchase, (i) rated BBB/Baa or better by an Nationally Recognized Statistical Rating Organization (NRSRO) or covered by insurance from insurers with a claims-paying ability rated BBB/Baa or better by an NRSRO; (ii) unrated, but judged to be of comparable quality by the Fund’s investment adviser; or (iii) backed by an escrow or trust account containing sufficient U.S. Government or U.S. government agency securities to ensure timely payment of principal and interest.

The Fund’s Board of Trustees approved these changes in response to the continuing challenges faced by municipal bond insurers. The changes to the Fund’s investment policies are intended to increase the Fund’s investment flexibility in pursuing its investment objective, while retaining the insured nature of its portfolio.

Dividend Information

The Class C Shares of the Nuveen New Jersey Municipal Bond Fund saw a dividend reduction in May 2010, while the Class C Shares of the Nuveen New York Municipal Bond Fund had a dividend cut in August 2010. There were no other changes to the Funds’ dividends during the past six months.

Each Fund seeks to pay dividends at a rate that reflects the past and projected performance of the Fund. To permit a Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund’s net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders. As of August 31, 2010, all four Funds had positive UNII balances, based upon our best estimate, for tax purposes and positive UNII balances for financial reporting purposes.

6	Nuveen Investments

Fund Spotlight as of 8/31/10Nuveen Connecticut Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	I Shares
Fund Symbols	FCTTX	FCTBX	FCTCX	FCTRX
Net Asset Value (NAV)	$10.78	$10.77	$10.78	$10.82
Latest Dividend[1]	$0.0350	$0.0285	$0.0305	$0.0370
Inception Date	7/13/87	2/11/97	10/04/93	2/25/97

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 8/31/10

A Shares	NAV	Offer
1-Year	9.24%	4.65%
5-Year	4.30%	3.40%
10-Year	5.23%	4.78%

B Shares	w/o CDSC	w/CDSC
1-Year	8.47%	4.47%
5-Year	3.51%	3.33%
10-Year	4.61%	4.61%

C Shares	NAV
1-Year	8.68%
5-Year	3.74%
10-Year	4.67%

I Shares	NAV
1-Year	9.45%
5-Year	4.50%
10-Year	5.45%
Tax-Free Yields

A Shares	NAV	Offer
Dividend Yield[2]	3.90%	3.73%
30-Day Yield[2]	2.84%	—
SEC 30-Day Yield[2,3]	—	2.72%
Taxable-Equivalent Yield[3,4]	4.15%	3.98%

B Shares	NAV
Dividend Yield[2]	3.18%
30-Day Yield[2]	2.10%
Taxable-Equivalent Yield[4]	3.07%

C Shares	NAV
Dividend Yield[2]	3.40%
30-Day Yield[2]	2.30%
Taxable-Equivalent Yield[4]	3.36%

I Shares	NAV
Dividend Yield[2]	4.10%
SEC 30-Day Yield[2]	3.04%
Taxable-Equivalent Yield[4]	4.44%

Average Annual Total Returns as of 9/30/10

A Shares	NAV	Offer
1-Year	5.63%	1.24%
5-Year	4.47%	3.57%
10-Year	5.29%	4.83%

B Shares	w/o CDSC	w/CDSC
1-Year	4.78%	0.78%
5-Year	3.70%	3.52%
10-Year	4.65%	4.65%

C Shares	NAV
1-Year	5.00%
5-Year	3.89%
10-Year	4.70%

I Shares	NAV
1-Year	5.85%
5-Year	4.69%
10-Year	5.49%

Portfolio Statistics
Net Assets ($000)	$360,673
Average Effective Maturity on Securities (Years)	16.70
Average Duration	4.57

Expense Ratios

Share Class	Gross Expense Ratios
Class A	0.83%
Class B	1.58%
Class C	1.38%
Class I	0.63%

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses but excluding interest expense on floating rate obligations, if any. The expense ratios are those shown in the most recent Fund prospectus.

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Spotlight page.

1	Paid September 1, 2010. This is the latest monthly tax-exempt dividend declared during the six-month period ended August 31, 2010. Effective April 1, 2010, the Fund changed its declaration, record and ex-dividend date to daily. The Fund will continue to pay dividends monthly. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Dividends and Distributions to Shareholders for further information.

2	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

3	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

4	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a combined federal and state income tax rate of 31.6%.

Nuveen Investments	7

Fund Spotlight as of 8/31/10 Nuveen Connecticut Municipal Bond Fund

Bond Credit Quality1

Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

Portfolio Composition[1]
Education and Civic Organizations	21.7%
Tax Obligation/General	15.2%
Tax Obligation/Limited	12.4%
Utilities	11.6%
Health Care	10.5%
Water and Sewer	8.4%
U.S. Guaranteed	5.4%
Other	14.8%

1	As a percentage of total investments as of August 31, 2010. Holdings are subject to change.

Risk Considerations

Investing in municipal bonds involves interest rate risk, the risk that interest rates will rise, causing bond prices to fall; and credit risk, the risk that an issuer of a municipal bond will be unable to make interest and principal payments. As with any mutual fund, possible loss of principal is also a risk.

An investor should carefully consider the Fund’s objectives, risks, charges and expenses before investing. For a prospectus containing this and other information about the Fund, please contact your financial advisor or Nuveen Investments at (800) 257-8787. Read the prospectus carefully before you invest or send money.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as up-front and back-end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)
	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (3/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (8/31/10)	$1,048.20	$1,044.40	$1,046.60	$1,049.20	$1,021.07	$1,017.29	$1,018.30	$1,022.08
Expenses Incurred During Period	$4.23	$8.09	$7.07	$3.20	$4.18	$7.98	$6.97	$3.16

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .82%, 1.57%, 1.37% and .62% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

8	Nuveen Investments

Fund Spotlight as of 8/31/10 Nuveen New Jersey Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	I Shares
Fund Symbols	NNJAX	NNJBX	NNJCX	NMNJX
Net Asset Value (NAV)	$11.00	$11.01	$10.97	$11.04
Latest Dividend[1]	$0.0370	$0.0305	$0.0320	$0.0390
Latest Capital Gain Distribution[2]	$0.0042	$0.0042	$0.0042	$0.0042
Inception Date	9/06/94	2/03/97	9/21/94	2/28/92

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 8/31/10

A Shares	NAV	Offer
1-Year	10.45%	5.77%
5-Year	4.42%	3.52%
10-Year	5.22%	4.77%

B Shares	w/o CDSC	w/CDSC
1-Year	9.65%	5.65%
5-Year	3.64%	3.47%
10-Year	4.59%	4.59%

C Shares	NAV
1-Year	9.91%
5-Year	3.85%
10-Year	4.65%

I Shares	NAV
1-Year	10.66%
5-Year	4.63%
10-Year	5.44%
Tax-Free Yields

A Shares	NAV	Offer
Dividend Yield[3]	4.04%	3.87%
30-Day Yield[3]	3.38%	—
SEC 30-Day Yield[3,4]	—	3.24%
Taxable-Equivalent Yield[4,5]	5.01%	4.81%

B Shares	NAV
Dividend Yield[3]	3.32%
30-Day Yield[3]	2.63%
Taxable-Equivalent Yield[5]	3.90%

C Shares	NAV
Dividend Yield[3]	3.50%
30-Day Yield[3]	2.84%
Taxable-Equivalent Yield[5]	4.21%

I Shares	NAV
Dividend Yield[3]	4.24%
SEC 30-Day Yield[3]	3.58%
Taxable-Equivalent Yield[5]	5.31%

Average Annual Total Returns as of 9/30/10

A Shares	NAV	Offer
1-Year	6.06%	1.64%
5-Year	4.65%	3.76%
10-Year	5.31%	4.86%

B Shares	w/o CDSC	w/CDSC
1-Year	5.30%	1.30%
5-Year	3.87%	3.70%
10-Year	4.68%	4.68%

C Shares	NAV
1-Year	5.62%
5-Year	4.08%
10-Year	4.74%

I Shares	NAV
1-Year	6.38%
5-Year	4.87%
10-Year	5.53%

Portfolio Statistics
Net Assets ($000)	$261,964
Average Effective Maturity on Securities (Years)	17.93
Average Duration	6.16

Expense Ratios

Share Class	Gross Expense Ratios
Class A	0.85%
Class B	1.60%
Class C	1.40%
Class I	0.65%

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses but excluding interest expense on floating rate obligations, if any. The expense ratios are those shown in the most recent Fund prospectus.

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Spotlight page.

1	Paid September 1, 2010. This is the latest monthly tax-exempt dividend declared during the six-month period ended August 31, 2010. Effective April 1, 2010, the Fund changed its declaration, record and ex-dividend date to daily. The Fund will continue to pay dividends monthly. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Dividends and Distributions to Shareholders for further information.

2	Paid November 12, 2009. Capital gains are subject to federal taxation.

3	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

4	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

5	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.6%.

Nuveen Investments	9

Fund Spotlight as of 8/31/10 Nuveen New Jersey Municipal Bond Fund

Bond Credit Quality1

Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

Portfolio Composition[1]
Tax Obligation/Limited	24.1%
Health Care	21.0%
Transportation	13.1%
Education and Civic Organizations	11.1%
U.S. Guaranteed	9.7%
Tax Obligation/General	4.2%
Housing/Multifamily	4.1%
Other	12.7%

1	As a percentage of total investments as of August 31, 2010. Holdings are subject to change.

Risk Considerations

Investing in municipal bonds involves interest rate risk, the risk that interest rates will rise, causing bond prices to fall; and credit risk, the risk that an issuer of a municipal bond will be unable to make interest and principal payments. As with any mutual fund, possible loss of principal is also a risk.

An investor should carefully consider the Fund’s objectives, risks, charges and expenses before investing. For a prospectus containing this and other information about the Fund, please contact your financial advisor or Nuveen Investments at (800) 257-8787. Read the prospectus carefully before you invest or send money.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as up-front and back-end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)
	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (3/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (8/31/10)	$1,055.30	$1,051.50	$1,052.70	$1,056.30	$1,021.02	$1,017.24	$1,018.25	$1,022.03
Expenses Incurred During Period	$4.30	$8.17	$7.14	$3.27	$4.23	$8.03	$7.02	$3.21

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .83%, 1.58%, 1.38% and .63% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10	Nuveen Investments

Fund Spotlight as of 8/31/10 Nuveen New York Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	I Shares
Fund Symbols	NNYAX	NNYBX	NNYCX	NTNYX
Net Asset Value (NAV)	$11.09	$11.09	$11.09	$11.11
Latest Dividend[1]	$0.0380	$0.0315	$0.0330	$0.0400
Latest Capital Gain Distribution[2]	$0.0034	$0.0034	$0.0034	$0.0034
Inception Date	9/07/94	2/03/97	9/14/94	12/22/86

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect an expense limitation by the Fund’s investment adviser.

Average Annual Total Returns as of 8/31/10

A Shares	NAV	Offer
1-Year	11.28%	6.57%
5-Year	4.62%	3.73%
10-Year	5.42%	4.96%

B Shares	w/o CDSC	w/CDSC
1-Year	10.49%	6.49%
5-Year	3.86%	3.69%
10-Year	4.78%	4.78%

C Shares	NAV
1-Year	10.72%
5-Year	4.06%
10-Year	4.85%

I Shares	NAV
1-Year	11.51%
5-Year	4.83%
10-Year	5.63%
Tax-Free Yields

A Shares	NAV	Offer
Dividend Yield[3]	4.11%	3.94%
30-Day Yield[3]	3.17%	—
SEC 30-Day Yield[3,4]	—	3.04%
Taxable-Equivalent Yield[4,5]	4.72%	4.53%

B Shares	NAV
Dividend Yield[3]	3.41%
30-Day Yield[3]	2.42%
Taxable-Equivalent Yield[5]	3.61%

C Shares	NAV
Dividend Yield[3]	3.57%
30-Day Yield[3]	2.63%
Taxable-Equivalent Yield[5]	3.92%

I Shares	NAV
Dividend Yield[3]	4.32%
SEC 30-Day Yield[3]	3.37%
Taxable-Equivalent Yield[5]	5.02%

Average Annual Total Returns as of 9/30/10

A Shares	NAV	Offer
1-Year	6.37%	1.86%
5-Year	4.77%	3.87%
10-Year	5.49%	5.05%

B Shares	w/o CDSC	w/CDSC
1-Year	5.52%	1.52%
5-Year	3.98%	3.80%
10-Year	4.86%	4.86%

C Shares	NAV
1-Year	5.74%
5-Year	4.18%
10-Year	4.92%

I Shares	NAV
1-Year	6.50%
5-Year	4.96%
10-Year	5.70%

Portfolio Statistics
Net Assets ($000)	$463,999
Average Effective Maturity on Securities (Years)	18.49
Average Duration	5.25

Expense Ratios

Share Class	Gross Expense Ratios
Class A	0.84%
Class B	1.59%
Class C	1.39%
Class I	0.64%

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses but excluding interest expense on floating rate obligations, if any. The expense ratios are those shown in the most recent Fund prospectus.

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Spotlight page.

1	Paid September 1, 2010. This is the latest monthly tax-exempt dividend declared during the six-month period ended August 31, 2010. Effective April 1, 2010, the Fund changed its declaration, record and ex-dividend date to daily. The Fund will continue to pay dividends monthly. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Dividends and Distributions to Shareholders for further information.

2	Paid November 12, 2009. Capital gains are subject to federal taxation.

3	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

4	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

5	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.9%.

Nuveen Investments	11

Fund Spotlight as of 8/31/10 Nuveen New York Municipal Bond Fund

Bond Credit Quality1

Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

Portfolio Composition[1]
Tax Obligation/Limited	23.7%
Health Care	16.4%
Education and Civic Organizations	13.7%
Transportation	11.4%
Utilities	10.1%
Housing/Multifamily	4.6%
Tax Obligation/General	4.4%
Long-Term Care	4.3%
Other	11.4%

1	As a percentage of total investments as of August 31, 2010. Holdings are subject to change.

Risk Considerations

Investing in municipal bonds involves interest rate risk, the risk that interest rates will rise, causing bond prices to fall; and credit risk, the risk that an issuer of a municipal bond will be unable to make interest and principal payments. As with any mutual fund, possible loss of principal is also a risk.

An investor should carefully consider the Fund’s objectives, risks, charges and expenses before investing. For a prospectus containing this and other information about the Fund, please contact your financial advisor or Nuveen Investments at (800) 257-8787. Read the prospectus carefully before you invest or send money.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as up-front and back-end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)
	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (3/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (8/31/10)	$1,056.50	$1,053.70	$1,053.80	$1,058.50	$1,021.97	$1,017.19	$1,018.20	$1,022.98
Expenses Incurred During Period	$4.35	$8.23	$7.20	$3.32	$4.28	$8.08	$7.07	$3.26

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .84%, 1.59%, 1.39% and .64% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

12	Nuveen Investments

Fund Spotlight as of 8/31/10 Nuveen New York Insured Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	I Shares
Fund Symbols	NNYIX	NNIMX	NNYKX	NINYX
Net Asset Value (NAV)	$10.41	$10.44	$10.42	$10.45
Latest Dividend[1]	$0.0325	$0.0265	$0.0280	$0.0345
Inception Date	9/07/94	2/11/97	9/14/94	12/22/86

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect an expense limitation by the Fund’s investment adviser.

Average Annual Total Returns as of 8/31/10

A Shares	NAV	Offer
1-Year	8.60%	4.01%
5-Year	3.90%	3.02%
10-Year	5.02%	4.57%

B Shares	w/o CDSC	w/CDSC
1-Year	7.81%	3.81%
5-Year	3.13%	2.96%
10-Year	4.40%	4.40%

C Shares	NAV
1-Year	8.02%
5-Year	3.33%
10-Year	4.45%

I Shares	NAV
1-Year	8.80%
5-Year	4.09%
10-Year	5.22%
Tax-Free Yields

A Shares	NAV	Offer
Dividend Yield[2]	3.75%	3.59%
30-Day Yield[2]	2.59%	—
SEC 30-Day Yield[2,3]	—	2.48%
Taxable-Equivalent Yield[3,4]	3.86%	3.70%

B Shares	NAV
Dividend Yield[2]	3.05%
30-Day Yield[2]	1.85%
Taxable-Equivalent Yield[4]	2.76%

C Shares	NAV
Dividend Yield[2]	3.22%
30-Day Yield[2]	2.06%
Taxable-Equivalent Yield[4]	3.07%

I Shares	NAV
Dividend Yield[2]	3.96%
SEC 30-Day Yield[2]	2.79%
Taxable-Equivalent Yield[4]	4.16%

Average Annual Total Returns as of 9/30/10

A Shares	NAV	Offer
1-Year	5.12%	0.70%
5-Year	4.08%	3.19%
10-Year	5.07%	4.62%

B Shares	w/o CDSC	w/CDSC
1-Year	4.37%	0.37%
5-Year	3.32%	3.15%
10-Year	4.44%	4.44%

C Shares	NAV
1-Year	4.66%
5-Year	3.54%
10-Year	4.51%

I Shares	NAV
1-Year	5.43%
5-Year	4.30%
10-Year	5.29%

Portfolio Statistics
Net Assets ($000)	$304,942
Average Effective Maturity on Securities (Years)	16.05
Average Duration	3.93

Expense Ratios
Share Class	Gross Expense Ratios
Class A	0.85%
Class B	1.59%
Class C	1.39%
Class I	0.65%

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses but excluding interest expense on floating rate obligations, if any. The expense ratios are those shown in the most recent Fund prospectus.

Refer to the Glossary of Terms Used in this Report for the further definition of the terms used within this Fund’s Spotlight page.

1	Paid September 1, 2010. This is the latest monthly tax-exempt dividend declared during the six-month period ended August 31, 2010. Effective April 1, 2010, the Fund changed its declaration, record and ex-dividend date to daily. The Fund will continue to pay dividends monthly. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Dividends and Distributions to Shareholders for further information.

2	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

3	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

4	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.9%.

Nuveen Investments	13

Fund Spotlight as of 8/31/10 Nuveen New York Insured Municipal Bond Fund

Bond Credit Quality1

Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

Insurers [2,4]
AMBAC	31.2%
NPFG[3]	26.7%
FGIC	17.0%
AGM	16.0%
Other	9.1%

Portfolio Composition[1]
Tax Obligation/Limited	31.5%
Transportation	18.0%
Health Care	13.5%
Utilities	9.5%
Education and Civic Organizations	8.1%
Tax Obligation/General	7.6%
Other	11.8%

1	As a percentage of total investments as of August 31, 2010. Holdings are subject to change.

2	As a percentage of total Insured investments as of August 31, 2010. Holdings are subject to change.

3	MBIA’s public finance subsidiary.

4	The Fund intends to invest at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Insurance for more information. As of August 31, 2010, the Fund includes 97% (as a % of total investments) of Insured securities.

Risk Considerations

Investing in municipal bonds involves interest rate risk, the risk that interest rates will rise, causing bond prices to fall; and credit risk, the risk that an issuer of a municipal bond will be unable to make interest and principal payments. As with any mutual fund, possible loss of principal is also a risk.

An investor should carefully consider the Fund’s objectives, risks, charges and expenses before investing. For a prospectus containing this and other information about the Fund, please contact your financial advisor or Nuveen Investments at (800) 257-8787. Read the prospectus carefully before you invest or send money.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as up-front and back-end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)
	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (3/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (8/31/10)	$1,045.40	$1,041.60	$1,042.60	$1,046.40	$1,021.02	$1,017.24	$1,018.25	$1,022.03
Expenses Incurred During Period	$4.28	$8.13	$7.10	$3.25	$4.23	$8.03	$7.02	$3.21

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .83%, 1.58%, 1.38% and .63 for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

14	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Connecticut Municipal Bond Fund

August 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Staples – 2.0%

$3,930	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	$3,911,804

3,000	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.625%, 10/01/29	10/19 at 100.00	BBB	3,401,220
6,930	Total Consumer Staples			7,313,024
	Education and Civic Organizations – 21.5%

210	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A, 5.000%, 4/01/20	4/17 at 100.00	N/R	211,279

1,540	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Brunswick School, Series 2003B, 5.000%, 7/01/33 – NPFG Insured	7/13 at 100.00	A	1,566,319

1,490	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School, Series 1998A, 5.000%, 7/01/18 – RAAI Insured	1/11 at 100.00	N/R	1,491,281

1,435	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School, Series 2006B, 5.000%, 7/01/36 – RAAI Insured	7/16 at 100.00	N/R	1,404,334

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Chase Collegiate School, Series 2007A:
360	5.000%, 7/01/27 – RAAI Insured	7/17 at 100.00	N/R	362,045
400	5.000%, 7/01/32 – RAAI Insured	7/17 at 100.00	N/R	398,392

2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut College, Series 2007G, 4.500%, 7/01/37 – NPFG Insured	7/17 at 100.00	A	2,025,140

3,200	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2010-O, 5.000%, 7/01/35	7/20 at 100.00	A–	3,367,392

2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Horace Bushnell Memorial Hall, Series 1999A, 5.625%, 7/01/29 – NPFG Insured	1/11 at 100.50	Baa1	2,016,140

650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Kent School, Series 2004D, 5.000%, 7/01/16 – NPFG Insured	1/15 at 100.00	Baa1	716,742

900	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School, Series 2001E, 5.250%, 7/01/21	7/11 at 101.00	A2	936,639

4,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2006H, 5.000%, 7/01/36 – AMBAC Insured	7/16 at 100.00	A–	4,130,360

4,450	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2007-I, 5.000%, 7/01/25 – NPFG Insured	7/17 at 100.00	A	4,793,496

4,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2007-K2, 5.000%, 7/01/31 – NPFG Insured	7/18 at 100.00	A	4,266,520

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Renbrook School, Series 2007A:
395	5.000%, 7/01/30 – AMBAC Insured	7/17 at 100.00	N/R	405,432
265	5.000%, 7/01/37 – AMBAC Insured	7/17 at 100.00	N/R	266,582

1,125	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 1998E, 5.000%, 7/01/28 – RAAI Insured	1/11 at 100.00	Baa2	1,125,113

650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series 2004H, 5.000%, 7/01/17 – NPFG Insured	7/14 at 100.00	A+	739,765

2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series 2007J, 4.500%, 7/01/37 – NPFG Insured	7/17 at 100.00	A1	2,023,360

1,400	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series 2010M, 4.250%, 7/01/28	7/20 at 100.00	A+	1,457,064

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of Hartford, Series 2002E:
1,400	5.500%, 7/01/22 – RAAI Insured	7/12 at 101.00	BBB–	1,439,424
6,000	5.250%, 7/01/32 – RAAI Insured	7/12 at 101.00	BBB–	5,976,359

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Connecticut Municipal Bond Fund (continued)

August 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of Hartford, Series 2006G:
$4,995	5.250%, 7/01/26 – RAAI Insured	7/16 at 100.00	BBB–	$5,105,290
2,250	5.250%, 7/01/36 – RAAI Insured	7/16 at 100.00	BBB–	2,187,833

685	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2003X-1, 5.000%, 7/01/42	7/13 at 100.00	AAA	715,791

10,050	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-1, 5.000%, 7/01/42	7/16 at 100.00	AAA	10,797,518

3,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-3, 5.050%, 7/01/42	7/17 at 100.00	AAA	3,266,040

605	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Family Education Loan Program, Series 2001A, 5.250%, 11/15/18 – NPFG Insured (Alternative Minimum Tax)	11/11 at 100.00	Aa2	617,505

1,435	University of Connecticut, General Obligation Bonds, Series 2004A, 5.000%, 1/15/16 – NPFG Insured	1/14 at 100.00	AA	1,608,994

2,670	University of Connecticut, General Obligation Bonds, Series 2005A, 5.000%, 2/15/17 – AGM Insured	2/15 at 100.00	AAA	3,097,440

	University of Connecticut, General Obligation Bonds, Series 2009A:
1,000	5.000%, 2/15/27	2/19 at 100.00	AA	1,141,560
1,000	5.000%, 2/15/28	2/19 at 100.00	AA	1,133,600

630	University of Connecticut, Student Fee Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/27	11/19 at 100.00	Aa2	724,922

2,160	University of Connecticut, Student Fee Revenue Bonds, Series 2002A, 5.250%, 5/15/18	5/12 at 100.00	Aa2	2,343,881

3,120	University of Connecticut, Student Fee Revenue Refunding Bonds, Series 2002A, 5.250%, 11/15/20 – FGIC Insured	11/12 at 101.00	Aa2	3,453,902
73,470	Total Education and Civic Organizations			77,313,454
	Energy – 0.1%

500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series 2007, 4.700%, 7/01/22 (Alternative Minimum Tax)	1/15 at 100.00	Baa3	466,005
	Health Care – 10.3%

2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bridgeport Hospital Issue, Series 1992A, 6.625%, 7/01/18 – NPFG Insured	1/11 at 100.00	A	2,026,540

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital, Series 2002B:
1,000	5.500%, 7/01/21 – RAAI Insured	7/12 at 101.00	N/R	995,890
4,000	5.500%, 7/01/32 – RAAI Insured	7/12 at 101.00	N/R	3,910,200

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Danbury Hospital, Series 1999G:
500	5.700%, 7/01/22 – AMBAC Insured	1/11 at 100.50	N/R	503,020
1,065	5.625%, 7/01/25 – AMBAC Insured	1/11 at 100.50	N/R	1,071,007

640	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut Health Network, Series 2000A, 6.000%, 7/01/25 – RAAI Insured	7/11 at 100.00	N/R	643,034

2,240	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut Health Network, Series 2005, 5.000%, 7/01/25 – RAAI Insured	7/15 at 100.00	N/R	2,138,192

1,005	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital For Special Care, Series 2007C, 5.250%, 7/01/32 – RAAI Insured	7/17 at 100.00	BBB–	984,468

90	Connecticut Health and Educational Facilities Authority, Revenue Bonds, St. Francis Hospital and Medical Center, Series 2002D, 5.000%, 7/01/22 – RAAI Insured	7/12 at 101.00	N/R	85,891

2,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2010-I, 5.000%, 7/01/30	7/20 at 10.00	A	2,604,350

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$2,725	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Waterbury Hospital, Series 1999C, 5.750%, 7/01/20 – RAAI Insured	1/11 at 100.50	N/R	$2,736,636

2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, William W. Backus Hospital, Series 2005, 5.000%, 7/01/28 – AGM Insured	7/18 at 100.00	AAA	2,132,560

11,460	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Hospital, Series 2006J-1, 5.000%, 7/01/31 – AMBAC Insured	7/16 at 100.00	Aa3	11,938,335

490	Connecticut Health and Educational Facilities Authority, Revenue Refunding Bonds, Middlesex Health Services, Series 1997H, 5.125%, 7/01/27 – NPFG Insured	1/11 at 100.00	A2	490,029

2,500	Connecticut Health and Eductaional Facilities Authority, Revenue Bonds, Ascension Health Series 2010A, 5.000%, 11/15/40	11/19 at 100.00	Aa1	2,637,550

590	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare System, Series 2010J, 5.000%, 7/01/39	7/19 at 100.00	AA	610,839

1,670	Orange County Health Facilities Authority, Florida, Orlando Regional Healthcare System Revenue Bonds, Series 2009, 5.125%, 10/01/26	10/19 at 100.00	A	1,726,029
36,475	Total Health Care			37,234,570
	Housing/Multifamily – 1.8%

1,695	Bridgeport Housing Authority, Connecticut, Multifamily Housing Revenue Bonds, Stratfield Apartments, Series 1999, 7.250%, 12/01/24 (Alternative Minimum Tax)	12/10 at 101.00	N/R	1,716,171

2,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 1999D-2, 6.200%, 11/15/41 (Alternative Minimum Tax)	12/10 at 100.00	AAA	2,002,040

2,875	Connecticut Housing Finance Authority, Multifamily Housing Mortgage Finance Program Bonds, Series 2006G-2, 4.800%, 11/15/27 (Alternative Minimum Tax)	11/15 at 100.00	AAA	2,905,130
6,570	Total Housing/Multifamily			6,623,341
	Housing/Single Family – 5.2%

	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2001C:
1,595	5.300%, 11/15/33 (Alternative Minimum Tax)	11/10 at 100.00	AAA	1,596,420
5,160	5.450%, 11/15/43 (Alternative Minimum Tax)	11/10 at 100.00	AAA	5,165,263

5,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2004-A5, 5.050%, 11/15/34	5/13 at 100.00	AAA	5,104,750

	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006-A1:
1,610	4.700%, 11/15/26 (Alternative Minimum Tax)	11/15 at 100.00	AAA	1,622,461
1,735	4.800%, 11/15/31 (Alternative Minimum Tax)	11/15 at 100.00	AAA	1,738,834

3,410	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006D, 4.650%, 11/15/27	5/16 at 100.00	AAA	3,538,625
18,510	Total Housing/Single Family			18,766,353
	Long-Term Care – 4.0%

	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Church Homes Inc. – Congregational Avery Heights, Series 1997:
730	5.700%, 4/01/12	10/10 at 100.00	BBB–	731,241
2,560	5.800%, 4/01/21	10/10 at 100.00	BBB–	2,560,589

	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Connecticut Baptist Homes Inc., Series 1999:
875	5.500%, 9/01/15 – RAAI Insured	9/10 at 101.00	BBB–	884,678
500	5.625%, 9/01/22 – RAAI Insured	9/10 at 101.00	BBB–	501,790

1,875	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Elim Park Baptist Home Inc., Series 1998A, 5.375%, 12/01/18	12/10 at 100.00	BBB+	1,875,956

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Connecticut Municipal Bond Fund (continued)

August 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care (continued)

$65	Connecticut Development Authority, Revenue Bonds, Duncaster Inc., Series 2002, 4.750%, 8/01/32 – RAAI Insured	8/12 at 101.00	BBB	$56,157

	Connecticut Development Authority, Revenue Refunding Bonds, Duncaster Inc., Series 1999A:
2,200	5.250%, 8/01/19 – RAAI Insured	2/11 at 101.00	BBB	2,224,530
3,910	5.375%, 8/01/24 – RAAI Insured	2/11 at 101.00	BBB	3,943,743

500	Connecticut Housing Finance Authority, Group Home Mortgage Finance Program Special Obligation Bonds, Series 2000GH-5, 5.850%, 6/15/30 – AMBAC Insured	12/10 at 102.00	N/R	508,425

	Hamden, Connecticut, Facility Revenue Bonds, Whitney Center Project, Series 2009A:
830	7.625%, 1/01/30	1/20 at 100.00	N/R	897,064
350	7.750%, 1/01/43	1/20 at 100.00	N/R	388,070
14,395	Total Long-Term Care			14,572,243
	Materials – 0.3%

1,000	Sprague, Connecticut, Environmental Improvement Revenue Bonds, International Paper Company, Series 1997A, 5.700%, 10/01/21 (Alternative Minimum Tax)	10/10 at 100.00	BBB	1,000,420
	Tax Obligation/General – 15.0%

1,500	Bridgeport, Connecticut, General Obligation Refunding Bonds, Series 2002A, 5.375%, 8/15/19 – FGIC Insured	8/12 at 100.00	A1	1,577,490

395	Colchester, Connecticut, General Obligation Bonds, Series 2001, 5.500%, 6/15/14 – FGIC Insured	6/11 at 102.00	Aa2	419,549

2,330	Connecticut State, General Obligation Bonds, Series 2004C, 5.000%, 4/01/23 – FGIC Insured	4/14 at 100.00	AA	2,592,731

5,000	Connecticut State, General Obligation Bonds, Series 2006A, 4.750%, 12/15/24	12/16 at 100.00	AA	5,554,200

2,200	Connecticut State, General Obligation Bonds, Series 2006C, 5.000%, 6/01/23 – AGM Insured	6/16 at 100.00	AAA	2,491,148

1,000	Connecticut State, General Obligation Bonds, Series 2006E, 5.000%, 12/15/20	12/16 at 10.00	AA	1,175,720

	Connecticut State, General Obligation Bonds, Series 2008C:
1,000	5.000%, 11/01/26	11/18 at 100.00	AA	1,157,600
1,000	5.000%, 11/01/27	11/18 at 100.00	AA	1,149,730
1,000	5.000%, 11/01/28	11/18 at 100.00	AA	1,141,930

	Connecticut, General Obligation Bonds, Series 2001C:
5,000	5.500%, 12/15/13 (UB)	No Opt. Call	AA	5,809,100
10,000	5.500%, 12/15/14 (UB)	No Opt. Call	AA	11,987,400

545	East Lyme, Connecticut, General Obligation Bonds, Series 2001, 5.000%, 7/15/16 – FGIC Insured	7/11 at 102.00	Aa2	576,294

	Hartford, Connecticut, General Obligation Bonds, Series 2005A:
1,195	5.000%, 8/01/20 – AGM Insured	8/15 at 100.00	AAA	1,363,268
595	5.000%, 8/01/21 – AGM Insured	8/15 at 100.00	AAA	678,782
1,210	4.375%, 8/01/24 – AGM Insured	8/15 at 100.00	AAA	1,277,167

485	North Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 7/15/24	No Opt. Call	Aa1	606,628

270	Old Saybrook, Connecticut, General Obligation Bonds, Series 1991, 6.500%, 2/15/11 – AMBAC Insured	No Opt. Call	Aa2	277,393

	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A:
700	5.500%, 7/01/14 – AGM Insured	No Opt. Call	AAA	789,537
2,125	5.500%, 7/01/16 – AGM Insured	No Opt. Call	AAA	2,469,590
2,500	5.500%, 7/01/17 – AGM Insured	No Opt. Call	AAA	2,922,150
2,870	5.500%, 7/01/18 – AGM Insured	No Opt. Call	AAA	3,374,029
1,875	5.500%, 7/01/19 – AGM Insured	No Opt. Call	AAA	2,209,200

1,700	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/29 – FGIC Insured	No Opt. Call	A3	1,921,238

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$420	Regional School District 15, Connecticut, General Obligation Bonds, Series 2002, 5.000%, 8/15/22 – AGM Insured	8/11 at 100.00	Aa2	$425,636
46,915	Total Tax Obligation/General			53,947,510
	Tax Obligation/Limited – 12.2%

2,600	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue Bonds, Series 2006F, 5.000%, 7/01/36 – AGC Insured	7/16 at 100.00	AAA	2,722,226

1,250	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue Bonds, Series 2008G, 6.000%, 7/01/28 – AGC Insured	7/18 at 100.00	AAA	1,427,000

825	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Child Care Facilities Program, Series 1998A, 5.000%, 7/01/28 – AMBAC Insured	1/11 at 100.00	N/R	825,380

2,895	Connecticut Health and Educational Facilities Authority, Revenue Bonds, New Opportunities for Waterbury Inc., Series 1998A, 6.750%, 7/01/28	1/11 at 103.00	A	3,068,613

	Connecticut, Certificates of Participation, Juvenile Training School, Series 2001:
1,275	5.000%, 12/15/20	12/11 at 101.00	AA–	1,350,965
1,000	5.000%, 12/15/30	12/11 at 101.00	AA–	1,026,150

5,000	Connecticut, Special Tax Obligation Transportation Infrastructure Bonds, Series 2008A, 5.000%, 11/01/28	No Opt. Call	AA	5,613,450

790	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 1992B, 6.125%, 9/01/12	No Opt. Call	AA	828,908

4,000	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002B, 5.000%, 12/01/20 – AMBAC Insured	12/12 at 100.00	AA	4,331,960

1,000	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2003B, 5.000%, 1/01/23 – FGIC Insured	1/14 at 100.00	AA	1,105,110

5,000	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Revenue Bonds, Series 2007A, 5.000%, 8/01/26 – AMBAC Insured	8/17 at 100.00	AA	5,592,150

1,900	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34	12/19 at 100.00	BBB–	2,002,904

	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
200	5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	A3	218,704
4,100	5.250%, 7/01/33 – NPFG Insured	No Opt. Call	A	4,431,444

4,650	Puerto Rico Municipal Finance Agency, Series 2005C, 5.000%, 8/01/16 – AGM Insured	8/15 at 100.00	AAA	5,182,751

1,050	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 5.250%, 8/01/57	8/17 at 100.00	Aa2	1,073,153

1,700	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – NPFG Insured	No Opt. Call	A	1,929,381

1,370	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A, 5.000%, 10/01/29	10/20 at 100.00	BBB	1,414,881
40,605	Total Tax Obligation/Limited			44,145,130
	Transportation – 1.1%

2,100	Connecticut, General Airport Revenue Bonds, Bradley International Airport, Series 2001A, 5.125%, 10/01/26 – NPFG Insured (Alternative Minimum Tax)	4/11 at 101.00	A	2,130,828

1,360	New Haven, Connecticut, Revenue Refunding Bonds, Air Rights Parking Facility, Series 2002, 5.375%, 12/01/14 – AMBAC Insured	No Opt. Call	N/R	1,577,872

250	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)	12/10 at 100.00	CCC+	214,563
3,710	Total Transportation			3,923,263
	U.S. Guaranteed – 5.4% (4)

1,440	Bridgeport, Connecticut, General Obligation Bonds, Series 2003A, 5.250%, 9/15/22 (Pre-refunded 9/15/13) – AGM Insured	9/13 at 100.00	AAA	1,646,554

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Connecticut Municipal Bond Fund (continued)

August 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed (4) (continued)

$925	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Greenwich Academy, Series 2001B, 5.000%, 3/01/32 (Pre-refunded 3/01/11) – AGM Insured	3/11 at 101.00	AAA		$955,738

935	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lutheran General Healthcare System - Parkside Lodges Projects, Series 1989, 7.375%, 7/01/19 (ETM)	11/10 at 100.00	AAA		1,179,269

2,000	Connecticut, General Obligation Bonds, Series 2002B, 5.500%, 6/15/21 (Pre-refunded 6/15/12)	6/12 at 100.00	AA	(4)	2,184,600

470	East Lyme, Connecticut, General Obligation Bonds, Series 2001, 5.000%, 7/15/16 (Pre-refunded 7/15/11) – FGIC Insured	7/11 at 102.00	Aa2	(4)	499,258

365	New Haven, Connecticut, General Obligation Bonds, Series 2001A, 5.000%, 11/01/20 (Pre-refunded 11/01/11) – FGIC Insured	11/11 at 100.00	A1	(4)	371,563

	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
2,540	5.500%, 10/01/32	10/10 at 101.00	AAA		2,576,627
4,500	5.500%, 10/01/40	10/10 at 101.00	AAA		4,564,890

1,460	Regional School District 8, Andover, Hebron and Marlborough, Connecticut, General Obligation Bonds, Series 2002, 5.000%, 5/01/21 (Pre-refunded 5/01/11) – AGM Insured	5/11 at 101.00	Aa3	(4)	1,521,670

1,000	University of Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/01/18 (Pre-refunded 4/01/12)	4/12 at 100.00	AA	(4)	1,081,180

	Waterbury, Connecticut, General Obligation Bonds, Series 2002A:
1,500	5.375%, 4/01/16 (Pre-refunded 4/01/12) – AGM Insured	4/12 at 100.00	AAA		1,620,030
1,090	5.375%, 4/01/17 (Pre-refunded 4/01/12) – AGM Insured	4/12 at 100.00	AAA		1,177,222
18,225	Total U.S. Guaranteed				19,378,601
	Utilities – 11.5%

3,800	Bristol Resource Recovery Facility Operating Committee, Connecticut, Solid Waste Revenue Bonds, Covanta Bristol Inc., Series 2005, 5.000%, 7/01/12 – AMBAC Insured	No Opt. Call	A+		4,098,566

2,025	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut Light and Power Company, Series 1993A, 5.850%, 9/01/28	10/10 at 101.00	Baa1		2,048,450

3,000	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Western Massachusetts Electric Company, Series 1993A, 5.850%, 9/01/28	10/10 at 101.00	BBB		3,034,740

3,740	Connecticut Development Authority, Solid Waste Disposal Facilities Revenue Bonds, PSEG Power LLC Project, Series 2007A, 5.750%, 11/01/37 (Alternative Minimum Tax)	11/12 at 100.00	Baa1		3,773,697

5,250	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern Connecticut LP, Series 1992A, 6.450%, 11/15/22 (Alternative Minimum Tax)	11/10 at 100.00	BB+		5,253,413

1,000	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern Connecticut LP, Series 1998A-II, 5.500%, 11/15/15 (Alternative Minimum Tax)	12/11 at 102.00	Ba1		1,003,470

	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A:
910	5.500%, 1/01/14 (Alternative Minimum Tax)	1/11 at 100.00	BBB		912,985
6,685	5.500%, 1/01/20 (Alternative Minimum Tax)	1/11 at 100.00	BBB		6,684,732

	Guam Power Authority, Revenue Bonds, Series 1999A:
2,280	5.125%, 10/01/29 – NPFG Insured	10/10 at 100.00	A		2,220,355
1,000	5.125%, 10/01/29 – AMBAC Insured	10/10 at 100.00	Ba1		973,840

	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 2002:
5,000	5.000%, 7/01/19 – NPFG Insured	No Opt. Call	A		5,691,700
5,000	5.000%, 7/01/20 – NPFG Insured	No Opt. Call	A		5,657,000
39,690	Total Utilities				41,352,948

20	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer – 8.3%

$1,750	Connecticut Development Authority, Water Facilities Revenue Bonds, Bridgeport Hydraulic Company, Series 1995, 6.150%, 4/01/35 (Alternative Minimum Tax)	10/10 at 100.50	N/R	$1,757,193

160	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company Project, Refunding Series 2005B, 4.400%, 8/01/29 – SYNCORA GTY Insured	8/12 at 102.00	N/R	161,462

5,625	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company Project, Series 2007, 5.100%, 9/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)	9/17 at 100.00	N/R	5,352,131

1,550	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA	1,742,309

	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System Revenue Bonds, Series 2005A:
3,840	5.000%, 11/15/30 – NPFG Insured	11/15 at 100.00	A1	4,020,442
4,670	5.000%, 8/15/35 – NPFG Insured	11/15 at 100.00	A1	4,825,137

1,140	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	Baa1	1,236,877

	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth Series 2003A:
3,000	5.000%, 8/01/20 – NPFG Insured	8/13 at 100.00	Aa3	3,192,390
3,955	5.000%, 8/01/33 – NPFG Insured	8/13 at 100.00	Aa3	4,061,627

2,760	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twentieth Series, 2007A, 5.000%, 8/01/30 – NPFG Insured	8/16 at 100.00	Aa3	2,936,944

550	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series 2003A, 5.000%, 11/15/32	11/13 at 100.00	AA+	598,608
29,000	Total Water and Sewer			29,885,120
$335,995	Total Investments (cost $338,473,095) – 98.7%			355,921,982
	Floating Rate Obligations – (2.8)%			(10,000,000)
	Other Assets Less Liabilities – 4.1%			14,751,138
	Net Assets – 100%			$360,673,120

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holding designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen New Jersey Municipal Bond Fund

August 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 0.1%

	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A:
$280	5.000%, 1/01/32	1/15 at 100.00	B3	$158,390
240	5.125%, 1/01/37	1/15 at 100.00	B3	135,758
520	Total Consumer Discretionary			294,148
	Consumer Staples – 2.6%

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
1,355	4.500%, 6/01/23	6/17 at 100.00	BBB	1,278,280
1,635	4.750%, 6/01/34	6/17 at 100.00	BBB	1,163,450
6,500	5.000%, 6/01/41	6/17 at 100.00	BBB	4,471,415
9,490	Total Consumer Staples			6,913,145
	Education and Civic Organizations – 10.5%

2,000	District of Columbia, Revenue Bonds, National Public Radio, Series 2010A, 5.000%, 4/01/43	4/15 at 100.00	AA–	2,050,920

360	New Brunswick Housing Authority, New Jersey, Lease Revenue Refunding Bonds, Rutgers University, Series 1998, 4.750%, 7/01/18 – FGIC Insured	11/10 at 100.00	AA	361,163

375	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Series 2005, 5.000%, 12/01/24 – AMBAC Insured	6/15 at 100.00	N/R	384,443

2,500	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series 2002D, 5.250%, 7/01/32 – ACA Insured	7/13 at 100.00	N/R	2,452,050

1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series 2004C, 5.500%, 7/01/23	7/14 at 100.00	N/R	1,019,970

425	New Jersey Educational Facilities Authority, Revenue Bonds, Georgian Court University, Series 2007D, 5.250%, 7/01/37	7/17 at 100.00	BBB+	430,687

1,495	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D, 5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	A	1,553,619

45	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2004L, 5.125%, 7/01/21 – NPFG Insured	7/14 at 100.00	A1	48,209

1,400	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2005F, 5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	A1	1,590,820

1,035	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2006A, 5.000%, 7/01/36 – AMBAC Insured	7/16 at 100.00	A1	1,064,974

	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of Technology, Series 2004B:
125	5.000%, 7/01/18 – AMBAC Insured	1/14 at 100.00	A+	134,931
265	5.000%, 7/01/19 – AMBAC Insured	1/14 at 100.00	A+	284,340
815	4.250%, 7/01/24 – AMBAC Insured	1/14 at 100.00	A+	833,012

2,000	New Jersey Educational Facilities Authority, Revenue Bonds, Richard Stockton College of New Jersey, refunding Series 2008A, 5.375%, 7/01/38	7/18 at 100.00	A2	2,144,340

290	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2004A, 5.500%, 7/01/23 – RAAI Insured	7/14 at 100.00	Baa1	303,674

190	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2007C, 5.000%, 7/01/37 – RAAI Insured	7/12 at 100.00	Baa1	188,461

500	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan College, Series 2007B, 4.250%, 7/01/34 – FGIC Insured	7/17 at 100.00	A+	487,670

1,840	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Kean University, Series 2009A, 5.500%, 9/01/36 – AGC Insured	9/19 at 100.00	AAA	2,044,682

200	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Monmouth College, Series 1993A, 5.625%, 7/01/13	1/11 at 100.00	A3	200,584

2,500	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, University of Medicine and Dentistry of New Jersey, Series 2009B, 7.500%, 12/01/32	6/19 at 100.00	Baa1	2,943,150

22	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$510	New Jersey Higher Education Assistance Authority Student Loan Revenue Bonds Series 2010-2, 5.000%, 12/01/30	12/20 at 100.00	Aa3	$529,661

4,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A, 6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax)	6/18 at 100.00	AAA	4,351,440

630	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A, 5.000%, 12/01/25	12/19 at 100.00	AA	664,064

1,500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2002, 5.500%, 12/01/31	12/12 at 101.00	BBB–	1,505,610
26,000	Total Education and Civic Organizations			27,572,474
	Financials – 0.7%

750	New Jersey Economic Development Authority, Industrial Development Revenue Refunding Bonds, Newark Airport Marriott Hotel, Series 1996, 7.000%, 10/01/14	11/10 at 100.00	Ba1	753,563

1,000	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002, 5.750%, 10/01/21	No Opt. Call	Baa3	1,047,820
1,750	Total Financials			1,801,383
	Health Care – 20.0%

2,500	Camden County Improvement Authority, New Jersey, Healthcare Revenue Bonds, Cooper Health System, Series 2005B, 5.250%, 2/15/27	2/15 at 100.00	BBB	2,515,700

	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2004A:
3,000	5.000%, 2/15/25	2/15 at 100.00	BBB	3,001,110
350	5.750%, 2/15/34	8/14 at 100.00	BBB	355,170

1,500	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare System, Series 2010J, 5.000%, 7/01/39	7/19 at 100.00	AA	1,552,980

4,000	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation, Series 2008A, 5.000%, 7/01/27	7/18 at 100.00	A1	4,162,720

3,860	New Jersey Health Care Facilities Financing Authority, FHA-Insured Mortgage Revenue Bonds, Jersey City Medical Center, Series 2001, 5.000%, 8/01/31 – AMBAC Insured	8/11 at 100.00	N/R	3,974,912

1,160	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional Medical Center, Series 2007, 5.000%, 7/01/37	7/17 at 100.00	A+	1,188,919

1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured	7/17 at 100.00	Aa3	1,571,925

140	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized Hospital, Series 2005A, 5.500%, 7/01/36	7/15 at 100.00	Baa3	140,932

2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006B, 5.000%, 7/01/26	7/16 at 100.00	A–	2,035,800

1,710	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006, 5.125%, 7/01/35	7/16 at 100.00	A–	1,723,167

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System Obligated Group, Series 2001:
600	5.500%, 7/01/21	7/11 at 100.00	A2	607,812
265	5.625%, 7/01/31	7/11 at 100.00	A2	267,070

305	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Palisades Medical Center of New York Presbyterian Healthcare System, Series 2002, 6.625%, 7/01/31	7/12 at 101.00	BB+	291,013

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care Corporation, Series 2005B:
2,500	5.000%, 7/01/25 – RAAI Insured	7/15 at 100.00	N/R	2,471,475
900	5.000%, 7/01/35 – RAAI Insured	7/15 at 100.00	N/R	827,964

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen New Jersey Municipal Bond Fund (continued)

August 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Series 2006A:
$750	5.000%, 7/01/29	1/17 at 100.00	BB+	$640,350
15,000	0.000%, 7/01/35	1/17 at 39.39	BB+	2,398,500

3,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38	7/18 at 100.00	BBB–	3,178,890

1,300	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Shore Memorial Health System, Series 2003, 5.000%, 7/01/23 – RAAI Insured	7/13 at 100.00	N/R	1,300,078

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center, Series 2003:
1,255	5.500%, 7/01/23	7/13 at 100.00	Ba2	1,181,081
1,725	5.500%, 7/01/33	7/13 at 100.00	Ba2	1,459,643

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System, Series 2006:
830	5.000%, 7/01/25	7/16 at 100.00	A2	866,171
860	5.000%, 7/01/36	7/16 at 100.00	A2	872,977

1,660	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Peter’s University Hospital, Series 2000A, 6.875%, 7/01/30	1/11 at 100.00	Baa2	1,661,345

1,000	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Atlantic City Medical Center, Series 2002, 5.750%, 7/01/25	7/12 at 100.00	A+	1,034,160

	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore Community Hospital, Series 2002:
1,710	5.000%, 7/01/22 – RAAI Insured	1/12 at 100.00	N/R	1,612,068
1,000	5.125%, 7/01/32 – RAAI Insured	1/12 at 100.00	N/R	873,320

5,490	New Jersey Health Facilities Financing Authority, Revenue Bonds, Meridian Health, Series 2007–I, 5.000%, 7/01/38 – AGC Insured	7/18 at 100.00	AAA	5,722,555

2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University Health System, Series 2009A, 5.000%, 6/01/39	6/19 at 100.00	AA	2,104,040

795	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series 1995A, 6.250%, 7/01/16 – NPFG Insured	1/11 at 100.00	A	798,466
64,665	Total Health Care			52,392,313
	Housing/Multifamily – 3.9%

1,000	Essex County Improvement Authority, New Jersey, FNMA Enhanced Multifamily Housing Revenue Bonds, Ballantyne House Project, Series 2002, 4.750%, 11/01/22 (Alternative Minimum Tax)	11/12 at 100.00	Aaa	1,009,980

	New Jersey Economic Development Authority, Student Hosuing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
2,055	5.750%, 6/01/31	6/20 at 100.00	Baa3	2,166,134
1,100	5.875%, 6/01/42	6/20 at 100.00	Baa3	1,143,329

1,500	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 2000A-1, 6.350%, 11/01/31 – AGM Insured (Alternative Minimum Tax)	9/10 at 100.00	AAA	1,501,890

570	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 2000E-1, 5.750%, 5/01/25 – AGM Insured	2/11 at 100.00	AAA	570,695

3,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 2009A, 4.950%, 5/01/41	11/19 at 100.00	A+	3,050,670

775	Newark Housing Authority, New Jersey, GNMA Collateralized Housing Revenue Bonds, Fairview Apartments Project, Series 2000A, 6.300%, 10/20/19 (Alternative Minimum Tax)	10/10 at 101.00	Aaa	791,880
10,000	Total Housing/Multifamily			10,234,578

24	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Single Family – 2.2%

$425	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series 2000CC, 5.875%, 10/01/31 – NPFG Insured (Alternative Minimum Tax)	10/10 at 100.00	Aaa	$425,370

2,000	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)	4/17 at 100.00	AA	1,993,840

2,940	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2008AA, 6.375%, 10/01/28	10/18 at 100.00	AA	3,308,911

85	Virgin Islands Housing Finance Corporation, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1995A, 6.450%, 3/01/16 (Alternative Minimum Tax)	9/10 at 100.00	N/R	85,170
5,450	Total Housing/Single Family			5,813,291
	Long-Term Care – 3.5%

785	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	1/18 at 100.00	N/R	709,656

1,090	New Jersey Economic Development Authority, First Mortgage Fixed Rate Revenue Bonds, Cadbury Corporation, Series 1998A, 5.500%, 7/01/18 – ACA Insured	1/11 at 100.00	N/R	1,041,811

1,975	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at Wards Homestead, Series 2004A, 5.750%, 11/01/24	11/14 at 100.00	N/R	2,020,998

600	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New Jersey, Series 2001, 5.875%, 6/01/18	6/11 at 102.00	A–	623,394

140	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New Jersey, Series 2002, 5.250%, 6/01/32	6/13 at 102.00	A–	140,689

	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group, Series 1998:
1,500	5.125%, 7/01/25	1/11 at 100.00	BB+	1,337,970
1,175	6.625%, 7/01/38	1/14 at 100.00	BB+	1,180,699

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, House of the Good Shepherd Obligated Group, Series 2001:
1,000	5.100%, 7/01/21 – RAAI Insured	7/11 at 100.00	N/R	992,540
1,350	5.200%, 7/01/31 – RAAI Insured	7/11 at 100.00	N/R	1,238,922
9,615	Total Long-Term Care			9,286,679
	Tax Obligation/General – 4.0%

780	Clifton, New Jersey, General Obligation Bonds, Series 2002, 5.000%, 1/15/19 – FGIC Insured	1/11 at 100.00	Aa3	789,875

500	Hillsborough Township School District, Somerset County, New Jersey, General Obligation School Bonds, Series 1992, 5.875%, 8/01/11	No Opt. Call	AA	525,695

525	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010, 5.000%, 8/01/27	8/20 at 100.00	AA	600,663

750	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward Police Facility, Series 2009A, 6.750%, 12/01/38 – AGC Insured	12/19 at 100.00	Aa3	876,780

250	Union City, Hudson County, New Jersey, General Obligation Bonds, Series 1992, 6.375%, 11/01/10 – AGM Insured	No Opt. Call	AAA	252,558

5,000	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue Bonds, Series 1998A, 5.000%, 6/15/28 (Alternative Minimum Tax)	12/10 at 100.00	AA+	5,002,249

2,110	Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds, Series 2005, 5.000%, 1/01/21 – AGM Insured	1/16 at 100.00	Aa2	2,380,207
9,915	Total Tax Obligation/General			10,428,027

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen New Jersey Municipal Bond Fund (continued)

August 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited – 23.0%

$650	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Administration Complex Project, Series 2005, 5.000%, 11/15/26	No Opt. Call	Aaa	$822,088

	Burlington County Bridge Commission, New Jersey, Guaranteed Pooled Loan Bonds, Series 2003:
1,000	5.000%, 12/01/20 – NPFG Insured	12/13 at 100.00	AA	1,121,360
695	5.000%, 12/01/21 – NPFG Insured	12/13 at 100.00	AA	779,345

825	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series 2007, 5.250%, 12/15/22 – AMBAC Insured	No Opt. Call	Aa2	992,236

900	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005C, 5.125%, 11/01/18 – AGM Insured	No Opt. Call	AAA	1,112,904

	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, County Services Building Project, Series 2005:
395	5.000%, 4/01/25 – AMBAC Insured	4/15 at 100.00	AA–	426,738
920	5.000%, 4/01/35 – AMBAC Insured	4/15 at 100.00	AA–	960,305

1,750	Middlesex County, New Jersey, Certificates of Participation, Series 2001, 5.000%, 8/01/22 – NPFG Insured	8/11 at 100.00	Aa2	1,804,513

2,255	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/27	6/16 at 100.00	AA–	2,394,314

	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
830	5.500%, 6/15/24	6/12 at 100.00	BBB	829,685
1,595	5.750%, 6/15/29	6/14 at 100.00	BBB	1,583,979
2,560	5.750%, 6/15/34	6/14 at 100.00	BBB	2,533,555

1,000	New Jersey Economic Development Authority, Lease Revenue Bonds, Liberty State Park Project, Series 2005C, 5.000%, 3/01/27 – AGM Insured	3/15 at 100.00	AAA	1,069,900

2,600	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A, 5.250%, 7/01/15 – NPFG Insured	7/14 at 100.00	A	2,923,050

	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management Corporation Project, Series 2007:
85	5.125%, 6/15/27	6/17 at 100.00	Baa3	85,162
145	5.125%, 6/15/37	6/17 at 100.00	Baa3	139,574

830	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Series 2007U, 5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	AA–	875,061

700	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund, Refunding Series 2005A, 5.000%, 9/01/15 – AGM Insured	No Opt. Call	AAA	811,517

	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of Human Services – Greystone Park Psychiatric Hospital, Series 2005:
1,050	5.000%, 9/15/18 – AMBAC Insured	9/15 at 100.00	AA–	1,143,419
1,875	5.000%, 9/15/24 – AMBAC Insured	9/15 at 100.00	AA–	1,955,419
4,495	5.000%, 9/15/26 – AMBAC Insured	No Opt. Call	AA–	4,667,024
1,325	5.000%, 9/15/28 – AMBAC Insured	9/15 at 100.00	AA–	1,367,811

	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformatiom Program, Series 2008A:
3,000	5.000%, 10/01/28	10/18 at 100.00	AA–	3,129,510
1,950	5.250%, 10/01/38	10/18 at 100.00	AA–	2,033,343

2,000	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformatiom Program, Series 2009A, 5.750%, 10/01/31	10/19 at 100.00	AA–	2,198,720

	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds, Series 2006:
560	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	Aa3	637,946
1,000	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	Aa3	1,127,370

14,635	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30	No Opt. Call	AA–	5,134,250

26	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$1,900	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.500%, 12/15/22	No Opt. Call	AA–	$2,324,346

1,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B, 5.500%, 12/15/16 – NPFG Insured	No Opt. Call	AA–	1,799,625

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
5,800	0.000%, 12/15/28 – AMBAC Insured	No Opt. Call	AA–	2,342,214
4,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AAA	1,250,880
5,450	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AAA	1,513,847

500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A, 5.000%, 12/15/26 – AMBAC Insured	12/17 at 100.00	AA–	534,900

5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A, 0.000%, 12/15/39	No Opt. Call	AA–	1,003,200

485	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series 2006A, 4.500%, 7/01/36 – CIFG Insured	7/16 at 100.00	A3	462,181

2,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+	2,196,680

1,495	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 5.500%, 8/01/42	2/20 at 100.00	A+	1,588,602

450	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 5.250%, 8/01/57	8/17 at 100.00	Aa2	459,923
80,205	Total Tax Obligation/Limited			60,136,496
	Transportation – 12.5%

	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005:
1,335	5.000%, 1/01/26 – NPFG Insured	1/15 at 100.00	A+	1,409,306
500	5.000%, 1/01/27 – NPFG Insured	1/15 at 100.00	A+	527,830

1,295	New Jersey Transit Corporation, Lease Appropriation Bonds, Series 2005A, 5.000%, 9/15/18 – FGIC Insured	9/15 at 100.00	A1	1,413,622

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
40	6.500%, 1/01/16	No Opt. Call	A+	49,062
485	6.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+	594,872

5,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+	5,468,949

1,300	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AAA	1,555,827

3,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2009I, 5.000%, 1/01/35	1/20 at 100.00	A+	3,753,295

2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Third Series 2008, 5.000%, 7/15/38	7/18 at 100.00	Aa2	2,162,600

2,500	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005, 5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	2,715,350

420	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.112%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	AAA	560,868

6,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Thirty-Fourth Series 2004, 5.000%, 7/15/34	1/14 at 101.00	Aa2	6,295,555

	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997:
1,000	7.000%, 12/01/12 – NPFG Insured (Alternative Minimum Tax)	No Opt. Call	A	1,067,410
2,000	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	12/10 at 100.00	A	2,007,260
3,125	5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	12/10 at 100.00	A	3,130,656
30,500	Total Transportation			32,712,462

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen New Jersey Municipal Bond Fund (continued)

August 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed – 9.3% (4)

$2,500	Bergen County Improvement Authority, New Jersey, Revenue Bonds, Yeshiva Ktana of Passaic Project, Series 2002, 6.000%, 9/15/27 (Pre-refunded 9/01/12)	9/12 at 101.00	N/R	(4)	$2,785,650

665	Clifton, New Jersey, General Obligation Bonds, Series 2002, 5.000%, 1/15/19 (Pre-refunded 1/15/11) – FGIC Insured	1/11 at 100.00	Aa3	(4)	676,551

575	New Jersey Economic Development Authority, Revenue Bonds, Yeshiva Ktana of Passaic, Series 1993, 8.000%, 9/15/18 (ETM)	No Opt. Call	N/R	(4)	720,165

420	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B, 5.000%, 7/01/30 (Pre-refunded 7/01/16) – NPFG Insured	7/16 at 100.00	A	(4)	505,579

	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2005F:
1,825	5.000%, 7/01/24 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1	(4)	2,167,151
525	5.000%, 7/01/32 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1	(4)	623,427

500	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2003I, 5.125%, 7/01/21 (Pre-refunded 7/01/13) – FGIC Insured	7/13 at 100.00	A+	(4)	564,900

1,195	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System Obligated Group, Series 2003A, 5.375%, 7/01/33 (Pre-refunded 7/01/13)	7/13 at 100.00	N/R	(4)	1,340,491

845	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital, Series 2004A, 5.250%, 7/01/20 – RAAI Insured (ETM)	No Opt. Call	N/R	(4)	1,037,339

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
10	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA		12,562
165	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+	(4)	209,019
600	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA		692,400
165	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	AAA		189,748
115	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+	(4)	132,710
10	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3	(4)	11,500

375	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004, 5.250%, 1/01/21 (Pre-refunded 1/01/14) – NPFG Insured	1/14 at 100.00	AA–	(4)	431,318

3,900	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.375%, 10/01/24	10/10 at 101.00	AAA		3,955,848

4,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A, 5.125%, 6/01/24 – AMBAC Insured	No Opt. Call	AAA		4,685,760

2,225	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		2,379,259

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2003:
260	6.125%, 6/01/24 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		270,366
750	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA		850,710
21,625	Total U.S. Guaranteed				24,242,453
	Utilities – 0.5%

1,250	New Jersey Economic Development Authority, Pollution Control Revenue Refunding Bonds, Public Service Electric and Gas Company, Series 2001A, 5.000%, 3/01/12	No Opt. Call	Baa1		1,296,800
	Water and Sewer – 2.4%

3,300	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.375%, 11/01/39 – AGM Insured	11/19 at 100.00	AAA		3,537,765

1,380	Bayonne Municipal Utilities Authority, New Jersey, Water System Revenue Refunding Bonds, Series 2003A, 5.000%, 4/01/18 – SYNCORA GTY Insured	4/13 at 100.00	N/R		1,435,338

500	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A, 5.250%, 8/01/19 – FGIC Insured	8/12 at 100.00	N/R		521,295

28	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$760	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	Baa1	$824,585
5,940	Total Water and Sewer			6,318,983
$276,925	Total Investments (cost $237,641,093) – 95.2%			249,443,232
	Other Assets Less Liabilities – 4.8%			12,520,957
	Net Assets – 100%			$261,964,189

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holding designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

See accompanying notes to financial statements.

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund

August 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 0.1%

$665	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35	9/15 at 100.00	BB+	$626,137
	Consumer Staples – 2.7%

605	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001, 5.250%, 6/01/25	6/11 at 101.00	BBB	576,868

1,135	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	1,129,745

310	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2001A, 5.200%, 6/01/25	6/12 at 100.00	BBB	294,057

6,650	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2008C, 0.000%, 6/01/44	6/22 at 100.00	N/R	5,768,011

	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
2,015	4.750%, 6/01/22	6/16 at 100.00	BBB	1,988,100
1,225	5.000%, 6/01/26	6/16 at 100.00	BBB	1,170,978

1,500	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.625%, 10/01/29	10/19 at 100.00	BBB	1,700,610
13,440	Total Consumer Staples			12,628,369
	Education and Civic Organizations – 14.0%

660	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series 2007A, 5.000%, 7/01/31	7/17 at 100.00	BBB	667,187

	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A:
520	5.000%, 4/01/20	4/17 at 100.00	N/R	523,167
1,000	5.000%, 4/01/27	4/17 at 100.00	N/R	958,610
290	5.000%, 4/01/37	4/17 at 100.00	N/R	262,001

215	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure University, Series 2006, 5.000%, 5/01/23	5/16 at 100.00	BBB–	216,673

1,750	Dormitory Authority of the State of New York, Brooklyn Law School Revenue Bonds, Series 2009, 5.750%, 7/01/33	7/19 at 100.00	BBB+	1,935,430

	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series 2007A:
45	5.000%, 7/01/32 – RAAI Insured	7/17 at 100.00	N/R	45,230
2,820	5.000%, 7/01/41 – RAAI Insured	7/17 at 100.00	N/R	2,780,520

1,880	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2007A, 5.250%, 7/01/32 – NPFG Insured	7/17 at 100.00	A	1,996,090

1,670	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007, 5.250%, 7/01/29 – FGIC Insured	No Opt. Call	A	1,791,442

685	Dormitory Authority of the State of New York, Insured Revenue Bonds, D’Youville College, Series 2001, 5.250%, 7/01/20 – RAAI Insured	7/11 at 102.00	N/R	704,420

1,850	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York Medical College, Series 1998, 5.000%, 7/01/21 – NPFG Insured	1/11 at 100.00	A	1,856,142

	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2003B:
1,250	5.250%, 7/01/31 (Mandatory put 7/01/13) – FGIC Insured	No Opt. Call	Aa2	1,393,750
2,000	5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured	No Opt. Call	Aa2	2,230,000

1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured	7/15 at 100.00	Aa2	1,068,870

1,500	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2009B, 5.000%, 7/01/39	7/19 at 100.00	AA–	1,611,195

4,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, 1989 Resolution, Series 2000C, 5.750%, 5/15/16 – AGM Insured	No Opt. Call	AAA	4,868,720

30	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$1,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, Series 1993C, 5.250%, 5/15/19	5/14 at 100.00	AA–	$1,122,400

2,845	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard College Project, Series 2007-A2, 4.500%, 8/01/36	8/17 at 100.00	Baa1	2,529,802

615	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University, Civic Facility Project, Series 2005, 5.000%, 10/01/35	10/15 at 100.00	A	631,058

250	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University Project, Series 2009B, 5.250%, 2/01/39	2/19 at 100.00	A	266,615

1,175	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project, Series 2009, 5.750%, 7/01/39	7/19 at 100.00	BBB+	1,260,634

1,425	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, American Council of Learned Societies, Series 2002, 5.250%, 7/01/27	7/12 at 100.00	A1	1,453,329

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of Greater New York, Series 2006:
5,520	5.000%, 8/01/26	8/16 at 100.00	A–	5,708,122
2,000	5.000%, 8/01/36	8/16 at 100.00	A–	1,988,420

	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
1,060	5.000%, 1/01/39 – AMBAC Insured	1/17 at 100.00	BB+	999,485
2,845	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	BB+	2,549,120
2,000	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	BB+	1,875,740

	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:
900	5.000%, 3/01/36 – NPFG Insured	9/16 at 100.00	A	913,266
1,840	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	1,722,774

2,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, Carnegie Hall, Series 2009A, 5.000%, 12/01/39	12/19 at 100.00	A+	2,108,920

1,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, Museum of Modern Art, Series 2001D, 5.125%, 7/01/31 – AMBAC Insured	7/12 at 100.00	Aa2	1,055,860

5,000	New York Liberty Development Corporation, Second Priority Liberty Revenue Refunding Bonds, Bank of America Tower at One Bryant Park Project, Series 2010, 5.625%, 1/15/46	1/20 at 100.00	AA	5,300,350

	Niagara County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Niagara University, Series 2001A:
3,000	5.500%, 11/01/16 – RAAI Insured	11/11 at 101.00	BBB	3,111,390
1,000	5.350%, 11/01/23 – RAAI Insured	11/11 at 101.00	BBB	1,021,620

430	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic College, Series 2007, 5.000%, 10/01/27	10/17 at 100.00	BBB	438,978

855	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Dowling College, Series 1996, 6.700%, 12/01/20	12/10 at 100.00	BB+	855,188

950	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010A, 5.125%, 9/01/40	9/20 at 100.00	A	987,307

950	Utica Industrial Development Agency, New York, Revenue Bonds, Utica College, Series 1998A, 5.750%, 8/01/28	11/10 at 100.00	N/R	891,395

1,000	Yonkers Industrial Development Agency, New York, Civic Facility Revenue Bonds, Sarah Lawrence College Project, Series 2001A Remarketed, 6.000%, 6/01/41	6/19 at 100.00	A	1,072,280
62,795	Total Education and Civic Organizations			64,773,500
	Energy – 0.1%

500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series 2007, 4.700%, 7/01/22 (Alternative Minimum Tax)	1/15 at 100.00	Baa3	466,005

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund (continued)

August 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Financials – 0.9%

$500	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	A1	$528,970

3,475	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37	No Opt. Call	A1	3,814,473
3,975	Total Financials			4,343,443
	Health Care – 16.8%

3,575	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter’s Hospital, Series 2008A, 5.250%, 11/15/32	11/17 at 100.00	BBB+	3,591,731

2,585	Dormitory Authority of the State of New York, FHA-Insured Mortgage Nursing Home Revenue Bonds, Menorah Campus Inc., Series 1997, 5.950%, 2/01/17	2/11 at 100.00	AAA	2,631,763

3,500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, New York Hospital Medical Center of Queens, Series 1999, 4.750%, 2/15/37	2/17 at 100.00	N/R	3,448,060

	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical Center, Series 2005:
3,000	5.000%, 2/01/22 – FGIC Insured	2/15 at 100.00	A	3,184,470
1,775	5.000%, 2/01/28 – FGIC Insured	2/15 at 100.00	A	1,831,640

4,400	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt Hospital, Series 2005, 4.900%, 8/15/31	8/15 at 100.00	N/R	4,448,488

550	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds, Series 2010, 5.200%, 7/01/32	7/20 at 100.00	A2	571,857

3,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health Partnership Obligated Group – Frances Shervier Home and Hospital, Series 1997, 5.500%, 7/01/27 – RAAI Insured	1/11 at 100.00	A3	3,000,810

3,000	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group – St. Catherine of Siena Medical Center, Series 2000A, 6.500%, 7/01/20	1/11 at 101.00	A3	3,036,870

1,250	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long Island, Series 2004, 5.100%, 7/01/34	7/14 at 100.00	A3	1,269,025

7,400	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated Group, Series 2001, 5.500%, 7/01/30	7/11 at 101.00	Ba1	7,403,181

7,465	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer Center, Series 2006-1, 5.000%, 7/01/35	7/16 at 100.00	AA	7,808,090

3,115	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured	8/14 at 100.00	AAA	3,480,888

600	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2005A, 5.000%, 11/01/34	11/16 at 100.00	Baa1	612,078

500	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2006B, 5.000%, 11/01/34	11/16 at 100.00	A3	511,950

1,000	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2009A, 5.500%, 5/01/37	5/19 at 100.00	A–	1,057,800

5,600	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2007B, 5.625%, 7/01/37	7/17 at 100.00	BBB	5,866,056

1,500	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities Hospital, Series 2003B, 5.500%, 7/01/23	7/13 at 100.00	Baa1	1,548,045

2,400	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian Hospital Project, Series 2007, 5.000%, 8/15/36 – AGM Insured	8/14 at 100.00	AAA	2,471,472

1,000	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University Hospital Association, Series 2003A, 5.500%, 7/01/32	7/13 at 100.00	Baa1	1,011,670

	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida Health System, Series 2007A:
365	4.500%, 2/01/17	No Opt. Call	BBB–	365,391
710	5.250%, 2/01/27	No Opt. Call	BBB–	673,293
635	5.500%, 2/01/32	No Opt. Call	BBB–	606,533

32	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$4,500	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare System, Series 2010J, 5.000%, 7/01/39	7/19 at 100.00	AA	$4,658,940

375	Nassau County Industrial Development Agency, New York, Revenue Refunding Bonds, North Shore Health System Obligated Group, Series 2001B, 5.875%, 11/01/11	No Opt. Call	Baa1	383,175

2,550	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2003A, 5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	Aa3	2,753,210

765	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2001B, 6.375%, 7/01/31	7/12 at 100.00	Baa3	773,530

2,070	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2002C, 6.450%, 7/01/32	7/12 at 101.00	Baa3	2,112,601

955	Newark-Wayne Community Hospital, New York, Hospital Revenue Refunding and Improvement Bonds, Series 1993A, 7.600%, 9/01/15	9/10 at 100.00	N/R	955,458

	Saratoga County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Saratoga Hospital Project, Series 2007B:
1,000	5.125%, 12/01/27	12/17 at 100.00	BBB+	1,018,400
500	5.250%, 12/01/32	12/17 at 100.00	BBB+	505,965

	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Huntington Hospital, Series 2002C:
850	6.000%, 11/01/22	11/12 at 100.00	BBB+	878,339
1,220	5.875%, 11/01/32	11/12 at 100.00	BBB+	1,238,812

2,000	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital, Series 2001A, 7.125%, 7/01/31	7/11 at 101.00	B–	2,008,140
75,710	Total Health Care			77,717,731
	Housing/Multifamily – 4.7%

1,000	Canton Capital Resource Corporation, New York, Student Housing Facility Revenue Bonds, Grasse River LLC at SUNY Canton Project Series 2010A, 5.000%, 5/01/40	5/20 at 100.00	AAA	1,027,330

325	East Syracuse Housing Authority, New York, FHA-Insured Section 8 Assisted Revenue Refunding Bonds, Bennet Project, Series 2001A, 6.700%, 4/01/21	10/10 at 102.00	AAA	332,166

1,000	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Morrisville State College Foundation, Series 2005A, 5.000%, 6/01/37 – CIFG Insured	6/15 at 101.00	BBB–	1,001,410

	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2001A:
2,000	5.500%, 11/01/31	5/11 at 101.00	AA	2,031,960
2,000	5.600%, 11/01/42	5/11 at 101.00	AA	2,028,380

2,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2001C-2, 5.400%, 11/01/33 (Alternative Minimum Tax)	11/11 at 100.00	AA	2,014,380

	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2002A:
910	5.375%, 11/01/23 (Alternative Minimum Tax)	5/12 at 100.00	AA	924,633
450	5.500%, 11/01/34 (Alternative Minimum Tax)	5/12 at 100.00	AA	455,099

2,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2004A, 5.250%, 11/01/30	5/14 at 100.00	AA	2,063,020

540	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2004-H2, 5.125%, 11/01/34 (Alternative Minimum Tax)	11/14 at 100.00	AA	546,928

140	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2010-D1A, 5.000%, 11/01/42	5/20 at 100.00	AA	143,224

2,500	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2007B, 5.300%, 11/01/37 (Alternative Minimum Tax)	11/17 at 100.00	Aa2	2,553,600

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund (continued)

August 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily (continued)

$705	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%, 11/01/38 (Alternative Minimum Tax)	11/17 at 100.00	Aa2	$719,713

110	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project, Series 1996A, 6.125%, 11/01/20 – AGM Insured	11/10 at 100.00	AAA	110,177

1,820	New York State Housing Finance Agency, Multifamily Housing Revenue Bonds, Cannon Street Senior Housing Project, Series 2007A, 5.300%, 2/15/39 (Alternative Minimum Tax)	2/17 at 100.00	Aa1	1,871,069

1,000	New York State Housing Finance Agency, Secured Mortgage Program Multifamily Housing Revenue Bonds, Series 2001G, 5.400%, 8/15/33 (Alternative Minimum Tax)	8/11 at 100.00	Aa1	1,005,610

3,030	Westchester County Industrial Development Agency, New York, GNMA Collateralized Mortgage Loan Revenue Bonds, Living Independently for the Elderly Inc., Series 2001A, 5.400%, 8/20/32	8/11 at 102.00	Aaa	3,127,202
21,530	Total Housing/Multifamily			21,955,901
	Housing/Single Family – 1.5%

845	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, 2007 Series 145, 5.125%, 10/01/37 (Alternative Minimum Tax)	4/17 at 100.00	Aa1	861,266

2,375	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%, 4/01/27 (Alternative Minimum Tax)	4/15 at 100.00	Aa1	2,377,826

890	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 148, 2007, 5.200%, 10/01/32 (Alternative Minimum Tax)	10/17 at 100.00	Aa1	914,893

490	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82, 5.650%, 4/01/30 (Alternative Minimum Tax)	10/10 at 100.00	Aa1	490,348

285	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 95, 5.625%, 4/01/22	10/10 at 100.00	Aa1	285,348

1,660	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%, 4/01/23 (Alternative Minimum Tax)	4/13 at 101.00	Aaa	1,692,104

280	New York State Mortgage Agency, Mortgage Revenue Bonds, Twenty-Ninth Series, 5.450%, 4/01/31 (Alternative Minimum Tax)	10/10 at 100.00	Aaa	280,132
6,825	Total Housing/Single Family			6,901,917
	Long-Term Care – 4.3%

2,250	Dormitory Authority of the State of New York, FHA-Insured Mortgage Nursing Home Revenue Bonds, Rosalind and Joseph Gurwin Jewish Geriatric Center of Long Island, Series 1997, 5.700%, 2/01/37 – AMBAC Insured	2/11 at 100.00	N/R	2,251,418

250	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Augustana Lutheran Home for the Aged Inc., Series 2001, 5.400%, 2/01/31 – NPFG Insured	2/12 at 101.00	A	264,763

1,140	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, W.K. Nursing Home Corporation, Series 1996, 5.950%, 2/01/16	2/11 at 100.00	AAA	1,143,055

1,100	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of Westchester Project, Series 2006, 5.200%, 2/15/41	2/17 at 103.00	A–	1,143,879

	Dormitory Authority of the State of New York, Insured Revenue Bonds, NYSARC Inc Projects, Series 2007B:
290	6.000%, 7/01/26 – AMBAC Insured	7/19 at 100.00	A	325,783
310	6.000%, 7/01/27 – AMBAC Insured	7/19 at 100.00	A	346,437
330	6.000%, 7/01/28 – AMBAC Insured	7/19 at 100.00	A	368,023
350	6.000%, 7/01/29 – AMBAC Insured	7/19 at 100.00	A	389,515
1,460	6.000%, 7/01/36 – AMBAC Insured	7/19 at 100.00	A	1,599,123

1,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, NYSARC Inc Projects, Series 2009A, 6.000%, 7/01/38	7/19 at 100.00	A	1,102,140

650	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31	11/16 at 100.00	A1	658,385

34	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care (continued)

$1,000	Dormitory Authority of the State of New York, Revenue Bonds, Miriam Osborn Memorial Home Association, Series 2000B, 6.375%, 7/01/29 – ACA Insured	1/11 at 102.00	BBB	$1,013,230

	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005:
50	5.125%, 7/01/30 – ACA Insured	7/15 at 100.00	N/R	36,970
415	5.000%, 7/01/35 – ACA Insured	7/15 at 100.00	N/R	283,516

1,235	East Rochester Housing Authority, New York, GNMA Secured Revenue Refunding Bonds, Genesee Valley Presbyterian Nursing Center, Series 2001, 5.200%, 12/20/24	12/11 at 101.00	Aaa	1,276,471

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1:
1,000	5.800%, 7/01/23	7/16 at 101.00	N/R	924,520
1,175	6.100%, 7/01/28	7/16 at 101.00	N/R	1,067,640
800	6.200%, 7/01/33	7/16 at 101.00	N/R	717,872

250	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Special Needs Facilities Pooled Program, Series 2001C-1, 7.250%, 7/01/16	7/11 at 101.00	N/R	254,773

5,000	Syracuse Housing Authority, New York, FHA-Insured Mortgage Revenue Bonds, Loretto Rest Residential Healthcare Facility, Series 1997A, 5.800%, 8/01/37	2/11 at 100.00	AAA	5,007,400
20,055	Total Long-Term Care			20,174,913
	Materials – 0.2%

700	Essex County Industrial Development Agency, New York, Environmental Improvement Revenue Bonds, International Paper Company, Series 1999A, 6.450%, 11/15/23 (Alternative Minimum Tax)	11/10 at 100.50	BBB	707,777
	Tax Obligation/General – 4.5%

1,000	Erie County, New York, General Obligation Bonds, Series 2005A, 5.000%, 12/01/18 – NPFG Insured	12/15 at 100.00	A	1,119,580

10,000	New York City, New York, General Obligation Bonds, Fiscal 2008 Series D, 5.125%, 12/01/26	12/17 at 100.00	AA	11,301,899

5	New York City, New York, General Obligation Bonds, Fiscal Series 1997D, 5.875%, 11/01/11	11/10 at 100.00	AA	5,023

3,620	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19 – SYNCORA GTY Insured	9/15 at 100.00	AA	4,145,407

1,725	New York City, New York, General Obligation Bonds, Fiscal Series 2006C, 5.000%, 8/01/16 – AGM Insured	8/15 at 100.00	AAA	1,990,978

2,085	Yonkers, New York, General Obligation Bonds, Series 2005B, 5.000%, 8/01/18 – NPFG Insured	8/15 at 100.00	A	2,264,623
18,435	Total Tax Obligation/General			20,827,510
	Tax Obligation/Limited – 24.1%

1,500	Albany Parking Authority, New York, Revenue Refunding Bonds, Series 1992A, 0.000%, 11/01/17	No Opt. Call	Baa1	1,093,230

	Canton Human Services Initiative Inc., New York, Facility Revenue Bonds, Series 2001:
920	5.700%, 9/01/24	9/11 at 102.00	A2	929,835
1,155	5.750%, 9/01/32	9/11 at 102.00	A2	1,158,142

	Dormitory Authority of the State of New York, Residential Insitutions for Children Revenue Bonds, Series 2008-A1:
2,000	5.000%, 6/01/33	6/18 at 100.00	Aa1	2,145,120
2,500	5.000%, 6/01/38	6/18 at 100.00	Aa1	2,657,325

1,500	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2009C, 5.125%, 10/01/36 – AGC Insured	10/19 at 100.00	AAA	1,606,170

3,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2009A, 5.000%, 2/15/34	2/19 at 100.00	AAA	3,245,820

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund (continued)

August 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$375	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 – AGM Insured	3/15 at 100.00	AAA	$424,485

4,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2008A, 5.000%, 3/15/28	3/18 at 100.00	AAA	4,449,120

6,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	6,015,900

	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A:
4,400	5.250%, 11/15/25 – AGM Insured	11/12 at 100.00	AAA	4,753,056
2,000	5.000%, 11/15/30	11/12 at 100.00	AA	2,130,520

	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A:
1,825	5.750%, 7/01/18	No Opt. Call	AA–	2,257,689
4,400	5.125%, 1/01/29	7/12 at 100.00	AA–	4,645,784

1,680	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003, 5.500%, 1/01/34	1/13 at 102.00	BBB	1,639,327

	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A:
3,900	5.000%, 10/15/25 – NPFG Insured	10/14 at 100.00	AAA	4,353,453
1,870	5.000%, 10/15/26 – NPFG Insured	10/14 at 100.00	AAA	2,065,041
905	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	998,079

4,300	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured	1/17 at 100.00	AA–	4,633,551

4,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2009-S1, 5.500%, 7/15/31	7/18 at 100.00	AA–	5,132,700

1,065	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E, 5.000%, 2/01/23 – FGIC Insured	2/13 at 100.00	AAA	1,150,775

3,705	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2007C-1, 5.000%, 11/01/27	11/17 at 100.00	AAA	4,127,666

2,400	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Tender Option Bond Trust 3545, 13.537%, 5/01/32 (IF)	5/19 at 100.00	AAA	2,969,088

335	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Tender Option Bonds Trust 3095, 13.056%, 11/15/44 – BHAC Insured (IF)	11/15 at 100.00	AA+	382,949

180	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series 2003A, 5.000%, 3/15/21	3/14 at 100.00	AA–	192,555

	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds, Series 2008A:
5,050	5.000%, 12/15/26 (UB)	12/17 at 100.00	AAA	5,666,201
60	5.000%, 12/15/27 (UB)	12/17 at 100.00	AAA	66,949

2,100	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic Development and Housing, Series 2006A, 5.000%, 3/15/36	9/15 at 100.00	AAA	2,207,163

3,125	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993E, 5.250%, 4/01/16 – AGM Insured	No Opt. Call	AAA	3,662,750

2,750	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007, 5.000%, 4/01/27	10/17 at 100.00	AA	3,029,373

5,500	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B, 5.500%, 4/01/20 – AMBAC Insured (UB)	No Opt. Call	AA	6,845,190

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
3,300	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	3,604,788
2,755	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA–	3,012,620
4,945	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	5,411,610

36	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$3,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21	6/13 at 100.00	AA–	$3,288,720

5,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/44 – AMBAC Insured	No Opt. Call	A3	562,100

3,250	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+	3,569,605

1,300	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 5.500%, 8/01/42	2/20 at 100.00	A+	1,381,393

4,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C, 5.250%, 8/01/41	8/20 at 100.00	A+	4,513,432
106,860	Total Tax Obligation/Limited			111,979,274
	Transportation – 11.6%

1,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A, 5.000%, 11/15/15 – FGIC Insured	No Opt. Call	A	1,731,645

7,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006A, 5.000%, 11/15/31	11/16 at 100.00	A	7,353,429

	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002A:
1,500	5.500%, 11/15/19 – AMBAC Insured	11/12 at 100.00	A	1,626,405
1,000	5.125%, 11/15/22 – FGIC Insured	11/12 at 100.00	A	1,072,120

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
2,800	5.750%, 10/01/37	10/17 at 100.00	N/R	2,255,568
2,000	5.875%, 10/01/46	10/17 at 102.00	N/R	1,612,000

500	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)	12/10 at 100.00	BB–	395,375

2,200	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, Terminal One Group JFK Project, Series 2005, 5.500%, 1/01/24 (Alternative Minimum Tax)	1/16 at 100.00	A3	2,293,610

5,265	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	A+	5,764,806

600	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 – AGM Insured	7/15 at 100.00	AAA	635,700

1,000	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)	10/10 at 100.50	A	1,004,330

5,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Second Series 2007, 5.000%, 11/01/28 (Alternative Minimum Tax)	5/18 at 100.00	Aa2	5,261,250

625	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005, 5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	669,406

865	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.112%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	AAA	1,155,121

1,545	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	12/10 at 100.00	A	1,547,796

250	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)	12/10 at 100.00	CCC+	214,563

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund (continued)

August 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Transportation (continued)

$15,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds, Series 2002B, 5.250%, 11/15/19 (UB)	11/12 at 100.00	Aa2		$16,439,250

780	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Series 2002E, 5.500%, 11/15/20 – NPFG Insured	No Opt. Call	Aa3		980,234

1,500	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Tender Option Bond Trust 1184, 9.041%, 5/15/16 (IF)	No Opt. Call	AA–		1,741,680
50,930	Total Transportation				53,754,288
	U.S. Guaranteed – 2.9% (4)

2,000	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series 2000A, 5.750%, 10/01/30 (Pre-refunded 10/01/10) – RAAI Insured	10/10 at 100.00	N/R	(4)	2,009,240

1,520	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds, Shorefront Jewish Geriatric Center Inc., Series 2002, 5.200%, 2/01/32 (Pre-refunded 2/01/13)	2/13 at 102.00	Aaa		1,728,103

1,250	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Group, Series 2003, 5.375%, 5/01/23 (Pre-refunded 5/01/13)	5/13 at 100.00	Aaa		1,415,100

220	Dormitory Authority of the State of New York, Suffolk County, Lease Revenue Bonds, Judicial Facilities, Series 1991A, 9.500%, 4/15/14 – FGIC Insured (ETM)	10/10 at 105.06	Baa1	(4)	279,840

855	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1997B, 5.000%, 7/01/20 – AMBAC Insured (ETM)	11/10 at 100.00	N/R	(4)	857,822

965	Nassau County Industrial Development Agency, New York, Revenue Bonds, Special Needs Facilities Pooled Program, Series 2001B-1, 7.250%, 7/01/16 (Pre-refunded 7/01/11)	7/11 at 101.00	AAA		1,028,574

390	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19 (Pre-refunded 1/01/11)	1/11 at 102.00	N/R	(4)	397,800

50	New York State Housing Finance Agency, Construction Fund Bonds, State University, Series 1986A, 8.000%, 5/01/11 (ETM)	No Opt. Call	AAA		51,436

2,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State Facilities and Equipment, Series 2002C-1, 5.000%, 3/15/33 (Pre-refunded 3/15/13)	3/13 at 100.00	AAA		2,235,340

1,250	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%, 10/01/24 (Pre-refunded 10/01/10)	10/10 at 101.00	BBB+	(4)	1,268,975

1,960	Yonkers Industrial Development Agency, New York, Revenue Bonds, Community Development Properties – Yonkers Inc. Project, Series 2001A, 6.625%, 2/01/26 (Pre-refunded 2/01/11)	2/11 at 100.00	BBB–	(4)	2,009,568
12,460	Total U.S. Guaranteed				13,281,798
	Utilities – 10.3%

3,000	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds, NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42	2/20 at 100.00	Baa3		3,135,030

2,350	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A, 0.000%, 6/01/20 – AGM Insured	No Opt. Call	AAA		1,786,635

6,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003C, 5.000%, 9/01/16 – CIFG Insured	9/13 at 100.00	A3		6,536,220

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
5,500	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A		6,038,065
1,200	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	A		1,310,592

500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B, 5.000%, 12/01/35 – CIFG Insured	6/16 at 100.00	A–		520,730

10,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A, 6.000%, 5/01/33	5/19 at 100.00	A–		11,602,998

38	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities (continued)

$2,400	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project, Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)	6/13 at 100.00	A–	$2,458,056

3,500	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New York State Electric and Gas Corporation, Series 2005A, 4.100%, 3/15/15 – NPFG Insured	3/11 at 100.00	A	3,524,360

1,500	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Bonds, American Ref-Fuel Company of Niagara LP, Series 2001A, 5.450%, 11/15/26 (Mandatory put 11/15/12) (Alternative Minimum Tax)	11/11 at 101.00	Baa2	1,554,135

400	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Bonds, American Ref-Fuel Company of Niagara LP, Series 2001C, 5.625%, 11/15/24 (Mandatory put 11/15/14) (Alternative Minimum Tax)	11/11 at 101.00	Baa2	411,008

200	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001D, 5.550%, 11/15/24 (Mandatory put 11/15/15)	11/11 at 101.00	Baa2	202,446

3,000	Power Authority of the State of New York, General Revenue Bonds, Series 2000A, 5.250%, 11/15/40	11/10 at 100.00	Aa2	3,007,740

520	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%, 11/15/19 – FGIC Insured	11/15 at 100.00	Aa2	592,878

	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998:
1,270	5.300%, 1/01/13 (Alternative Minimum Tax)	1/11 at 100.00	N/R	1,244,981
4,000	5.500%, 1/01/23 (Alternative Minimum Tax)	1/11 at 100.00	N/R	3,692,560
45,340	Total Utilities			47,618,434
	Water and Sewer – 3.3%

4,500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2006A, 5.000%, 6/15/39	6/15 at 100.00	AAA	4,719,060

4,000	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, Pooled Loan Issue, Series 2002F, 5.250%, 11/15/18	11/12 at 100.00	AAA	4,389,720

2,950	Niagara Falls Public Water Authority, New York, Water and Sewerage Revenue Bonds, Series 2005, 5.000%, 7/15/27 – SYNCORA GTY Insured	7/15 at 100.00	BBB–	3,046,967

1,520	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	Baa1	1,649,170

1,455	Western Nassau County Water Authority, New York, Water System Revenue Bonds, Series 2005, 5.000%, 5/01/18 – AMBAC Insured	5/15 at 100.00	A1	1,630,589
14,425	Total Water and Sewer			15,435,506
$454,645	Total Investments (cost $447,403,169) – 102.0%			473,192,503
	Floating Rate Obligations – (3.9)%			(17,955,000)
	Other Assets Less Liabilities – 1.9%			8,761,267
	Net Assets – 100%			$463,998,770
(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holding designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen New York Insured Municipal Bond Fund

August 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 8.0%

$1,000	Allegany County Industrial Development Agency, New York, Revenue Bonds, Alfred University, Series 1998, 5.000%, 8/01/28 – NPFG Insured	2/11 at 100.00	Baa1	$1,000,300

3,210	Dormitory Authority of the State of New York, Consolidated Revenue Bonds, City University System, Series 1993A, 5.750%, 7/01/13 – NPFG Insured	No Opt. Call	Aa3	3,461,792

2,610	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series 2007A, 5.000%, 7/01/32 – RAAI Insured	7/17 at 100.00	N/R	2,623,311

1,000	Dormitory Authority of the State of New York, General Revenue Bonds, New York University, Series 2001-1, 5.500%, 7/01/40 – AMBAC Insured	No Opt. Call	AA–	1,245,080

735	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured	No Opt. Call	A	756,734

605	Dormitory Authority of the State of New York, Insured Revenue Bonds, Fordham University, Series 2002, 5.000%, 7/01/21 – FGIC Insured	7/12 at 100.00	A2	626,350

1,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University, Series 2001, 5.000%, 7/01/30 – AMBAC Insured	7/11 at 100.00	Aa3	1,007,570

1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured	No Opt. Call	Aa2	1,115,000

1,120	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured	7/15 at 100.00	Aa2	1,197,134

435	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A, 5.000%, 7/01/37 – FGIC Insured	7/17 at 100.00	A	448,937

1,000	Dormitory Authority of the State of New York, Revenue Bonds, Canisius College, Series 2000, 5.250%, 7/01/30 – NPFG Insured	7/11 at 101.00	A	1,009,220

585	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007, 5.000%, 7/01/32 – AMBAC Insured	7/17 at 100.00	AA–	625,962

1,200	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell University, Series 2008C, 5.000%, 7/01/37	7/20 at 100.00	Aa1	1,328,076

940	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate University, Tender Option Bond Trust 3127, 12.729%, 1/01/14 – AMBAC Insured (IF)	No Opt. Call	AA+	1,063,460

2,500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Polytechnic University, Series 2007, 5.250%, 11/01/37 – ACA Insured	11/17 at 100.00	BB+	2,432,800

1,000	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006, 5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	BB+	937,870

	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:
720	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB–	734,004
450	5.000%, 3/01/36 – NPFG Insured	9/16 at 100.00	A	456,633
1,710	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	1,601,056

650	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010A, 5.125%, 9/01/40	9/20 at 100.00	A	675,526
23,470	Total Education and Civic Organizations			24,346,815
	Health Care – 13.3%

3,305	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Millard Fillmore Hospitals, Series 1997, 5.375%, 2/01/32 – AMBAC Insured	2/11 at 100.00	N/R	3,306,520

2,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Montefiore Medical Center, Series 1999, 5.500%, 8/01/38 – AMBAC Insured	2/11 at 100.50	N/R	2,012,160

40	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$5,940	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New York and Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 – AMBAC Insured	2/11 at 100.00	N/R	$5,941,722

	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St. Barnabas Hospital, Series 2002A:
1,910	5.125%, 2/01/22 – AMBAC Insured	8/12 at 100.00	N/R	1,977,595
245	5.000%, 2/01/31 – AMBAC Insured	8/12 at 100.00	N/R	249,016

1,405	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – AGM Insured	8/17 at 100.00	AAA	1,522,809

1,910	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured	2/15 at 100.00	A	1,981,854

4,000	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt Hospital, Series 2005, 4.900%, 8/15/31	8/15 at 100.00	N/R	4,044,080

2,260	Dormitory Authority of the State of New York, Hospital Revenue Bonds, Catholic Health Services of Long Island Obligated Group – St. Francis Hospital, Series 1999A, 5.500%, 7/01/29 – NPFG Insured	1/11 at 100.50	A	2,272,543

3,125	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group – St. Charles Hospital and Rehabilitation Center, Series 1999A, 5.500%, 7/01/22 – NPFG Insured	1/11 at 100.50	A	3,144,000

2,000	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center, Series 2003-1, 5.000%, 7/01/21 – NPFG Insured	7/13 at 100.00	AA	2,200,460

990	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured	8/14 at 100.00	AAA	1,106,285

1,650	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Health System Obligated Group, Series 1998, 5.000%, 11/01/23 – NPFG Insured	11/10 at 100.00	A	1,652,525

5,000	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University Health System Obligated Group, Series 2001A, 5.250%, 7/01/31 – AMBAC Insured	7/11 at 101.00	N/R	5,037,800

	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2003A:
2,000	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	Aa3	2,168,420
1,750	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	Aa3	1,889,458
39,490	Total Health Care			40,507,247
	Housing/Multifamily – 3.9%

3,095	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing Corporation, University at Buffalo Village Green Project, Series 2000A, 5.750%, 8/01/30 – AMBAC Insured	2/11 at 102.00	A3	3,133,688

1,110	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing Corporation, University of Buffalo Creekside Project, Series 2002A, 5.000%, 8/01/22 – AMBAC Insured	8/12 at 101.00	N/R	1,140,847

600	Canton Capital Resource Corporation, New York, Student Housing Facility Revenue Bonds, Grasse River LLC at SUNY Canton Project Series 2010A, 5.000%, 5/01/40	5/20 at 100.00	AAA	616,398

	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds, Series 2005A:
400	5.000%, 7/01/14 – FGIC Insured	No Opt. Call	AA+	452,996
400	5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	AA+	452,056
4,030	5.000%, 7/01/25 – FGIC Insured	7/15 at 100.00	AA+	4,343,856

509	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Pass-Through Certificates, Series 1991C, 6.500%, 2/20/19 – AMBAC Insured	9/10 at 105.00	N/R	535,850

Nuveen Investments	41

Portfolio of Investments (Unaudited)

Nuveen New York Insured Municipal Bond Fund (continued)

August 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily (continued)

$715	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2010-D1A, 5.000%, 11/01/42	5/20 at 100.00	AA	$731,466

	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project, Series 1996A:
310	6.100%, 11/01/15 – AGM Insured	11/10 at 100.00	AAA	311,367
245	6.125%, 11/01/20 – AGM Insured	11/10 at 100.00	AAA	245,394
11,414	Total Housing/Multifamily			11,963,918
	Long-Term Care – 2.4%

2,000	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds, Augustana Lutheran Home for the Aged Inc., Series 2000A, 5.500%, 8/01/38 – NPFG Insured	2/11 at 101.00	A	2,027,360

3,205	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds, Norwegian Christian Home and Health Center, Series 2001, 5.200%, 8/01/36 – NPFG Insured	8/11 at 101.00	A	3,273,779

2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, NYSARC Inc., Series 2005A, 5.000%, 7/01/34 – AGM Insured	7/15 at 100.00	AAA	2,074,980
7,205	Total Long-Term Care			7,376,119
	Tax Obligation/General – 7.5%

1,000	Erie County, New York, General Obligation Bonds, Series 2003A, 5.250%, 3/15/16 – NPFG Insured	3/13 at 100.00	A2	1,077,220

2,000	Erie County, New York, General Obligation Bonds, Series 2005A, 5.000%, 12/01/18 – NPFG Insured	12/15 at 100.00	A	2,239,160

2,250	Monroe County, New York, General Obligation Public Improvement Bonds, Series 2002, 5.000%, 3/01/16 – FGIC Insured	3/12 at 100.00	A	2,345,130

2,000	Monroe-Woodbury Central School District, Orange County, New York, General Obligation Bonds, Series 2004A, 4.250%, 5/15/22 – FGIC Insured	5/14 at 100.00	A1	2,079,000

	Mount Sinai Union Free School District, Suffolk County, New York, General Obligation Refunding Bonds, Series 1992:
500	6.200%, 2/15/15 – AMBAC Insured	No Opt. Call	Aa3	608,145
1,035	6.200%, 2/15/16 – AMBAC Insured	No Opt. Call	Aa3	1,282,096

1,505	Nassau County, North Hempstead, New York, General Obligation Refunding Bonds, Series 1992B, 6.400%, 4/01/14 – FGIC Insured	No Opt. Call	Aa1	1,792,982

400	New York City, New York, General Obligation Bonds, Fiscal 2009 Series E, 5.000%, 8/01/28	8/19 at 100.00	AA	446,740

1,000	New York City, New York, General Obligation Bonds, Fiscal 2010 Series C, 5.000%, 8/01/23	8/19 at 100.00	AA	1,165,220

	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
1,600	5.000%, 11/01/19 – AGM Insured	11/14 at 100.00	AAA	1,821,520
1,050	5.000%, 11/01/20 – AGM Insured	11/14 at 100.00	AAA	1,195,373

600	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 – FGIC Insured	3/15 at 100.00	AA	679,998

	Rensselaer County, New York, General Obligation Bonds, Series 1991:
960	6.700%, 2/15/13 – AMBAC Insured	No Opt. Call	AA–	1,104,490
960	6.700%, 2/15/14 – AMBAC Insured	No Opt. Call	AA–	1,154,554
960	6.700%, 2/15/15 – AMBAC Insured	No Opt. Call	AA–	1,192,416

395	Saratoga County, Half Moon, New York, Public Improvement Bonds, Series 1991, 6.500%, 6/01/11 – AMBAC Insured	No Opt. Call	N/R	411,969

1,985	Yonkers, New York, General Obligation Bonds, Series 2005B, 5.000%, 8/01/17 – NPFG Insured	8/15 at 100.00	A	2,173,635
20,200	Total Tax Obligation/General			22,769,648
	Tax Obligation/Limited – 31.1%

80	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services Facilities, Series 2000D, 5.250%, 8/15/30 – AGM Insured	11/10 at 100.00	AAA	80,071

42	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, Wayne-Finger Lakes Board of Cooperative Education Services, Series 2004, 5.000%, 8/15/23 – AGM Insured	8/14 at 100.00	AAA	$1,068,010

2,410	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series 2004-2, 5.000%, 7/01/20 – FGIC Insured	7/14 at 100.00	AA–	2,597,715

1,000	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements, Series 2005D-1, 5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AA–	1,086,510

	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2002D:
5,675	5.250%, 10/01/23 – NPFG Insured	10/12 at 100.00	A+	6,094,041
875	5.000%, 10/01/30 – NPFG Insured	10/12 at 100.00	A+	891,940

2,500	Dormitory Authority of the State of New York, Secured Hospital Insured Revenue Bonds, Southside Hospital, Series 1998, 5.000%, 2/15/25 – NPFG Insured	2/11 at 100.00	Aa3	2,501,800

310	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 – AGM Insured	3/15 at 100.00	AAA	350,908

1,460	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District Project, Series 2008A, 5.750%, 5/01/27 – AGM Insured	5/18 at 100.00	AAA	1,674,912

1,000	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Series 2003, 5.750%, 5/01/19 – AGM Insured	5/12 at 100.00	AAA	1,072,200

1,100	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Series 2004, 5.750%, 5/01/26 – AGM Insured	5/14 at 100.00	AAA	1,200,650

8,675	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	8,697,988

3,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A, 5.250%, 11/15/25 – AGM Insured	11/12 at 100.00	AAA	3,240,720

	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A:
2,000	5.500%, 1/01/20 – NPFG Insured	7/12 at 100.00	AA–	2,144,660
1,350	5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AA–	1,432,323

	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A:
1,670	5.000%, 10/15/25 – NPFG Insured	10/14 at 100.00	AAA	1,864,171
1,225	5.000%, 10/15/26 – NPFG Insured	10/14 at 100.00	AAA	1,352,768
4,970	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	5,481,165
500	5.000%, 10/15/32 – AMBAC Insured	10/14 at 100.00	AAA	545,725

3,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured	1/17 at 100.00	AA–	3,771,495

1,640	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2002B, 5.000%, 5/01/30 – NPFG Insured	11/11 at 101.00	AAA	1,721,442

1,330	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E, 5.250%, 2/01/22 – NPFG Insured	2/13 at 100.00	AAA	1,447,625

1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds, Fiscal Series 2003D, 5.000%, 2/01/22 – NPFG Insured	2/13 at 100.00	AAA	1,081,780

	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Tender Option Bonds Trust 3095:
440	13.070%, 11/15/30 – AMBAC Insured (IF)	11/15 at 100.00	AA+	535,040
1,060	13.056%, 11/15/44 – AMBAC Insured (IF)	11/15 at 100.00	AA+	1,211,718

	New York State Municipal Bond Bank Agency, Buffalo, Special Program Revenue Bonds, Series 2001A:
1,185	5.250%, 5/15/25 – AMBAC Insured	5/11 at 100.00	A1	1,214,009
1,250	5.250%, 5/15/26 – AMBAC Insured	5/11 at 100.00	A1	1,280,600

Nuveen Investments	43

Portfolio of Investments (Unaudited)

Nuveen New York Insured Municipal Bond Fund (continued)

August 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Genera1 Series 2004A, 5.000%, 4/01/23 – NPFG Insured	4/14 at 100.00	AA	$1,112,760

	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B:
5,385	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA	6,702,062
1,500	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	1,711,230

1,500	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A, 5.000%, 3/15/24 – AMBAC Insured	9/14 at 100.00	AAA	1,691,160

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
3,900	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	4,260,204
250	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA–	273,378
5,400	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	5,909,544

1,200	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2005B, 5.000%, 3/15/30 – AGM Insured	3/15 at 100.00	AAA	1,282,980

675	Niagara Falls City School District, Niagara County, New York, Certificates of Participation, High School Facility, Series 2005, 5.000%, 6/15/28 – AGM Insured	6/15 at 100.00	AAA	693,596

	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series 2002E:
1,525	5.500%, 7/01/14 – AGM Insured	No Opt. Call	AAA	1,720,063
4,000	5.500%, 7/01/18 – AGM Insured	No Opt. Call	AAA	4,702,480

3,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 5.000%, 8/01/40 – AGM Insured	2/20 at 100.00	AAA	3,146,880

2,055	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C, 5.125%, 8/01/42 – AGM Insured	8/20 at 100.00	AAA	2,183,807

1,850	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 5.250%, 8/01/57	8/17 at 100.00	Aa2	1,890,793

2,235	Syracuse Industrial Development Authority, New York, PILOT Mortgage Revenue Bonds, Carousel Center Project, Series 2007A, 5.000%, 1/01/36 – SYNCORA GTY Insured (Alternative Minimum Tax)	1/17 at 100.00	BBB–	1,906,723
87,680	Total Tax Obligation/Limited			94,829,646
	Transportation – 17.7%

1,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A, 5.000%, 11/15/15 – FGIC Insured	No Opt. Call	A	1,731,645

1,180	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005A, 4.750%, 11/15/27 – NPFG Insured	11/15 at 100.00	AAA	1,249,585

4,250	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002A, 5.500%, 11/15/18 – AMBAC Insured	11/12 at 100.00	A	4,608,148

	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002E:
3,185	5.500%, 11/15/18 – NPFG Insured	11/12 at 100.00	A	3,453,400
7,155	5.500%, 11/15/19 – NPFG Insured	11/12 at 100.00	A	7,757,951

1,470	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, Terminal One Group JFK Project, Series 2005, 5.500%, 1/01/24 (Alternative Minimum Tax)	1/16 at 100.00	A3	1,532,549

580	New York State Thruway Authority, General Revenue Bonds, Refunding Series 2007H, 5.000%, 1/01/25 – FGIC Insured	1/18 at 100.00	A+	638,377

295	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	A+	308,585

	New York State Thruway Authority, General Revenue Bonds, Series 2005G:
1,000	5.000%, 1/01/30 – AGM Insured	7/15 at 100.00	AAA	1,059,500
3,000	5.000%, 1/01/32 – AGM Insured	7/15 at 100.00	AAA	3,150,000

44	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Transportation (continued)

	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport, Series 1998:
$1,000	5.000%, 4/01/18 – FGIC Insured (Alternative Minimum Tax)	10/10 at 100.00	A		$1,001,190
1,500	5.000%, 4/01/28 – FGIC Insured (Alternative Minimum Tax)	10/10 at 100.00	A		1,499,925

3,000	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport, Series 1999A, 5.625%, 4/01/29 –NPFG Insured (Alternative Minimum Tax)	10/10 at 100.50	A		3,012,990

	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005:
500	5.000%, 12/01/19 – AGM Insured	6/15 at 101.00	AAA		573,655
2,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	Aa2		2,172,280
1,100	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	Aa2		1,178,155

670	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.112%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	AAA		894,718

3,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	12/10 at 100.00	A		3,005,430

2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2002A, 5.250%, 1/01/19 – FGIC Insured	1/12 at 100.00	Aa2		2,648,250

	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Bonds, Series 2003A:
5,320	5.250%, 11/15/19 – AMBAC Insured (UB) (5)	11/13 at 100.00	Aa3		5,888,016
5,275	5.250%, 11/15/20 – AMBAC Insured (UB) (5)	11/13 at 100.00	Aa3		5,820,857

780	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Series 2002E, 5.500%, 11/15/20 – NPFG Insured	No Opt. Call	Aa3		980,234
50,260	Total Transportation				54,165,440
	U.S. Guaranteed – 2.1% (4)

835	Erie County Water Authority, New York, Water Revenue Bonds, Series 1990B, 6.750%, 12/01/14 – AMBAC Insured (ETM)	No Opt. Call	N/R	(4)	937,738

1,295	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1997B, 5.125%, 7/01/24 – AMBAC Insured (ETM)	11/10 at 100.00	N/R	(4)	1,299,403

500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A, 5.000%, 4/01/29 (Pre-refunded 10/01/14) – AGM Insured	10/14 at 100.00	AAA		586,815

60	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2002B, 5.000%, 5/01/30 (Pre-refunded 11/01/11) – NPFG Insured	11/11 at 101.00	AAA		63,934

	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003C:
1,435	5.250%, 8/01/20 (Pre-refunded 8/01/12) – AMBAC Insured	8/12 at 100.00	AAA		1,571,756
1,700	5.250%, 8/01/22 (Pre-refunded 8/01/12) – AMBAC Insured	8/12 at 100.00	AAA		1,860,973
5,825	Total U.S. Guaranteed				6,320,619
	Utilities – 9.4%

1,200	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AAA		1,234,428

6,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A, 0.000%, 12/01/19 – AGM Insured	No Opt. Call	AAA		4,676,640

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
2,000	0.000%, 6/01/24 – AGM Insured	No Opt. Call	AAA		1,260,800
2,000	0.000%, 6/01/25 – AGM Insured	No Opt. Call	AAA		1,197,120

1,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A, 5.000%, 9/01/27 – AGM Insured	9/11 at 100.00	AAA		1,547,355

Nuveen Investments	45

Portfolio of Investments (Unaudited)

Nuveen New York Insured Municipal Bond Fund (continued)

August 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities (continued)

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
$3,300	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	$3,622,839
2,615	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A	2,837,406

250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B, 5.000%, 12/01/35 – CIFG Insured	6/16 at 100.00	A–	260,365

5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006C, 5.000%, 9/01/35 – BHAC Insured	9/16 at 100.00	AA+	5,295,850

5,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A, 5.500%, 5/01/33 – BHAC Insured	5/19 at 100.00	AA+	5,659,850

1,000	New York State Energy Research and Development Authority, Electric Facilities Revenue Bonds, Long Island Lighting Company, Series 1995A, 5.300%, 8/01/25 – NPFG Insured (Alternative Minimum Tax)	9/10 at 101.00	A	1,005,120
29,865	Total Utilities			28,597,773
	Water and Sewer – 3.3%

3,340	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2005C, 5.000%, 6/15/27 – NPFG Insured	6/15 at 100.00	AAA	3,604,060

2,105	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Series 2006B, 5.000%, 6/15/36 – NPFG Insured	6/16 at 100.00	AAA	2,224,396

4,000	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%, 6/01/28 – NPFG Insured	6/15 at 100.00	AA+	4,286,480
9,445	Total Water and Sewer			10,114,936
$284,854	Total Investments (cost $282,318,041) – 98.7%			300,992,161
	Floating Rate Obligations – (2.3)%			(7,060,000)
	Other Assets Less Liabilities – 3.6%			11,009,672
	Net Assets – 100%			$304,941,833

The Fund intends to invest at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Insurance for more information.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment, or portion of investment, has been pledged as collateral for inverse floating rate transactions.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

46	Nuveen Investments

Statement of Assets and Liabilities (Unaudited)

August 31, 2010

	Connecticut	New Jersey	New York	New York Insured
Assets
Investments, at value (cost $338,473,095, $237,641,093, $447,403,169 and $282,318,041, respectively)	$355,921,982	$249,443,232	$473,192,503	$300,992,161
Cash	11,178,086	7,410,322	4,133,632	5,044,601
Receivables:
Interest	3,996,619	2,889,171	5,592,606	3,251,183
Investments sold	485,000	2,081,722	150,000	3,028,922
Shares sold	392,854	2,117,682	510,962	383,723
Other assets	24,409	81	31,711	36,922
Total assets	371,998,950	263,942,210	483,611,414	312,737,512
Liabilities
Floating rate obligations	10,000,000	—	17,955,000	7,060,000
Payables:
Dividends	491,457	408,604	621,315	298,623
Investments purchased	253,421	1,000,639	—	—
Shares redeemed	183,338	277,914	512,036	93,697
Accrued expenses:
Management fees	158,051	114,786	202,426	133,933
12b-1 distribution and service fees	85,482	53,771	87,294	33,099
Other	154,081	122,307	234,573	176,327
Total liabilities	11,325,830	1,978,021	19,612,644	7,795,679
Net assets	$360,673,120	$261,964,189	$463,998,770	$304,941,833
Class A Shares
Net assets	$264,845,930	$131,036,020	$231,438,268	$98,982,486
Shares outstanding	24,557,028	11,908,659	20,862,139	9,509,236
Net asset value per share	$10.78	$11.00	$11.09	$10.41
Offering price per share (net asset value per share plus maximum sales charge of 4.20% of offering price)	$11.25	$11.48	$11.58	$10.87
Class B Shares
Net assets	$4,157,344	$6,830,804	$7,331,287	$4,186,348
Shares outstanding	385,866	620,330	661,347	401,053
Net asset value and offering price per share	$10.77	$11.01	$11.09	$10.44
Class C Shares
Net assets	$60,019,662	$42,429,607	$67,197,475	$21,260,709
Shares outstanding	5,569,669	3,869,088	6,059,511	2,040,186
Net asset value and offering price per share	$10.78	$10.97	$11.09	$10.42
Class I Shares
Net assets	$31,650,184	$81,667,758	$158,031,740	$180,512,290
Shares outstanding	2,923,943	7,398,257	14,225,069	17,267,072
Net asset value and offering price per share	$10.82	$11.04	$11.11	$10.45
Net Assets Consist of:
Capital paid-in	$342,993,706	$249,408,652	$437,198,386	$288,858,495
Undistributed (Over-distribution of) net investment income	193,088	834,571	1,192,206	366,709
Accumulated net realized gain (loss)	37,439	(81,173)	(181,156)	(2,957,491)
Net unrealized appreciation (depreciation)	17,448,887	11,802,139	25,789,334	18,674,120
Net assets	$360,673,120	$261,964,189	$463,998,770	$304,941,833
Authorized shares	Unlimited	Unlimited	Unlimited	Unlimited
Par value per share	$0.01	$0.01	$0.01	$0.01

See accompanying notes to financial statements.

Nuveen Investments	47

Statement of Operations (Unaudited)

Six Months Ended August 31, 2010

	Connecticut	New Jersey	New York	New York Insured
Investment Income	$8,431,301	$6,372,957	$11,733,310	$7,036,007
Expenses
Management fees	914,422	664,667	1,182,374	788,503
12b-1 service fees – Class A	258,488	124,907	227,243	98,127
12b-1 distribution and service fees – Class B	22,693	35,400	38,732	22,486
12b-1 distribution and service fees – Class C	214,233	149,771	240,558	73,475
Shareholders’ servicing agent fees and expenses	62,907	62,014	112,416	70,756
Interest expense on floating rate obligations	25,336	—	47,490	18,066
Custodian’s fees and expenses	34,778	26,119	42,084	28,611
Trustees’ fees and expenses	4,235	3,061	5,522	3,656
Professional fees	10,661	9,279	11,496	10,461
Shareholders’ reports – printing and mailing expenses	23,793	21,300	37,958	26,400
Federal and state registration fees	3,553	2,490	3,295	2,093
Other expenses	5,492	3,435	6,519	4,878
Total expenses before custodian fee credit	1,580,591	1,102,443	1,955,687	1,147,512
Custodian fee credit	(1,577)	(2,220)	(2,333)	(3,412)
Net expenses	1,579,014	1,100,223	1,953,354	1,144,100
Net investment income	6,852,287	5,272,734	9,779,956	5,891,907
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	225,961	55,425	(54,417)	26,142
Change in net unrealized appreciation (depreciation) of investments	9,407,012	8,153,206	15,341,705	7,476,201
Net realized and unrealized gain (loss)	9,632,973	8,208,631	15,287,288	7,502,343
Net increase (decrease) in net assets from operations	$16,485,260	$13,481,365	$25,067,244	$13,394,250

See accompanying notes to financial statements.

48	Nuveen Investments

Statement of Changes in Net Assets

	Connecticut		New Jersey
	Six Months Ended 8/31/10	Year Ended 2/28/10	Six Months Ended 8/31/10	Year Ended 2/28/10
Operations
Net investment income	$6,852,287	$13,800,102	$5,272,734	$9,568,221
Net realized gain (loss) from investments	225,961	117,574	55,425	(75,463)
Change in net unrealized appreciation (depreciation) of investments	9,407,012	23,305,583	8,153,206	17,392,062
Net increase (decrease) in net assets from operations	16,485,260	37,223,259	13,481,365	26,884,820
Distributions to Shareholders
From net investment income:
Class A	(5,088,136)	(10,498,120)	(2,555,945)	(4,550,517)
Class B	(76,915)	(258,082)	(125,868)	(338,401)
Class C	(981,212)	(1,854,718)	(713,336)	(1,233,479)
Class I	(593,692)	(905,983)	(1,699,740)	(3,124,139)
From accumulated net realized gains:
Class A	—	—	—	(46,490)
Class B	—	—	—	(3,601)
Class C	—	—	—	(14,052)
Class I	—	—	—	(28,941)
Decrease in net assets from distributions to shareholders	(6,739,955)	(13,516,903)	(5,094,889)	(9,339,620)
Fund Share Transactions
Proceeds from sale of shares	29,362,564	56,314,572	26,427,081	57,194,135
Proceeds from shares issued to shareholders due to reinvestment of distributions	3,817,637	7,277,258	2,658,581	4,881,213
	33,180,201	63,591,830	29,085,662	62,075,348
Cost of shares redeemed	(26,562,635)	(57,922,355)	(19,974,602)	(34,424,419)
Net increase (decrease) in net assets from Fund share transactions	6,617,566	5,669,475	9,111,060	27,650,929
Net increase (decrease) in net assets	16,362,871	29,375,831	17,497,536	45,196,129
Net assets at the beginning of period	344,310,249	314,934,418	244,466,653	199,270,524
Net assets at the end of period	$360,673,120	$344,310,249	$261,964,189	$244,466,653
Undistributed (Over-distribution of) net investment income at the end of period	$193,088	$80,756	$834,571	$656,726

See accompanying notes to financial statements.

Nuveen Investments	49

Statement of Changes in Net Assets (continued)

	New York		New York Insured
	Six Months Ended 8/31/10	Year Ended 2/28/10	Six Months Ended 8/31/10	Year Ended 2/28/10
Operations
Net investment income	$9,779,956	$18,422,518	$5,891,907	$11,932,036
Net realized gain (loss) from investments	(54,417)	84,088	26,142	105,502
Change in net unrealized appreciation (depreciation) of investments	15,341,705	34,680,701	7,476,201	15,308,364
Net increase (decrease) in net assets from operations	25,067,244	53,187,307	13,394,250	27,345,902
Distributions to Shareholders
From net investment income:
Class A	(4,742,668)	(9,132,136)	(1,862,179)	(3,661,560)
Class B	(141,443)	(378,409)	(73,028)	(197,764)
Class C	(1,178,487)	(2,188,889)	(319,595)	(576,279)
Class I	(3,390,138)	(6,564,071)	(3,554,143)	(7,140,281)
From accumulated net realized gains:
Class A	—	(70,953)	—	—
Class B	—	(3,144)	—	—
Class C	—	(18,642)	—	—
Class I	—	(46,413)	—	—
Decrease in net assets from distributions to shareholders	(9,452,736)	(18,402,657)	(5,808,945)	(11,575,884)
Fund Share Transactions
Proceeds from sale of shares	33,129,763	90,159,635	11,670,859	15,797,828
Proceeds from shares issued to shareholders due to reinvestment of distributions	5,700,829	11,038,402	4,009,476	8,015,424
	38,830,592	101,198,037	15,680,335	23,813,252
Cost of shares redeemed	(37,322,547)	(67,042,088)	(15,761,462)	(23,961,607)
Net increase (decrease) in net assets from Fund share transactions	1,508,045	34,155,949	(81,127)	(148,355)
Net increase (decrease) in net assets	17,122,553	68,940,599	7,504,178	15,621,663
Net assets at the beginning of period	446,876,217	377,935,618	297,437,655	281,815,992
Net assets at the end of period	$463,998,770	$446,876,217	$304,941,833	$297,437,655
Undistributed (Over-distribution of) net investment income at the end of period	$1,192,206	$864,986	$366,709	$283,747

See accompanying notes to financial statements.

50	Nuveen Investments

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust II (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of the Nuveen Connecticut Municipal Bond Fund (“Connecticut”), Nuveen New Jersey Municipal Bond Fund (“New Jersey”), Nuveen New York Municipal Bond Fund (“New York”) and Nuveen New York Insured Municipal Bond Fund (“New York Insured”) (collectively, the “Funds”), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.

Connecticut’s, New Jersey’s and New York’s investment objective is to provide as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital. Under normal market conditions, Connecticut, New Jersey and New York each invests at least 80% of its net assets in municipal bonds that pay interest that is exempt from regular federal and Connecticut, New Jersey and New York, respectively, personal income tax. Each Fund invests at least 80% of its net assets in investment grade municipal bonds rated BBB/Baa or higher at the time of purchase by at least one independent rating agency, or, if unrated, judged by Nuveen Asset Management (the “Adviser”), a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen) to be of comparable quality. Each Fund may invest up to 20% of its net assets in below investment grade municipal bonds, commonly referred to as “high yield” or “junk” bonds. Each Fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (i.e., inverse floating rate securities). The Adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return. The Adviser may choose to sell municipal bonds with deteriorating credit or limited upside potential compared to other available bonds.

New York Insured’s investment objective is to provide as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital. Under normal market conditions, the Fund invests at least 80% of its net assets in municipal bonds that pay interest that is exempt from regular federal and New York personal income tax. The Fund invests at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest thereon. In addition, the municipal securities in which the Fund invests are, at the time of purchase, (i) rated BBB/Baa or higher or covered by insurance from insurers with a claims-paying ability rated BBB/Baa or higher; (ii) unrated, but judged to be of comparable quality by the Adviser; or (iii) backed by an escrow or trust account containing sufficient U.S. Government or U.S. government agency securities to ensure timely payment of principal and interest. The Fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (i.e., inverse floating rate securities). The Adviser uses a value-oriented strategy and looks for higher-yielding and undervalued insured municipal bonds that offer the potential for above-average total return. The Adviser may choose to sell municipal bonds with deteriorating credit or limited upside potential compared to other available bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

Investment Valuation

Prices of fixed-income securities are provided by a pricing service approved by the Funds’ Board of Trustees. Fixed-income securities are valued by a pricing service that values portfolio securities at the mean between the quoted bid and ask prices or the yield equivalent when quotations are readily available. These securities are generally classified as Level 2. Securities for which quotations are not readily available (which is usually the case for municipal securities) are valued at fair value as determined by the pricing service using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information provided by the Adviser in establishing a fair valuation for the security. These securities are generally classified as Level 2.

Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value. These securities are generally classified as Level 1.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds’ Board of Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; fixed-income securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of an issue of securities would appear to be the amount that the owner might reasonably expect to receive for them in a current sale. A variety of factors may be considered in determining the fair value of these securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the

Nuveen Investments	51

Notes to Financial Statements (Unaudited) (continued)

obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds’ Board of Trustees or its designee.

Refer to Footnote 2 – Fair Value Measurements for further details on the leveling of securities held by the Funds as of the end of the reporting period.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At August 31, 2010, there were no such outstanding purchase commitments in any of the Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

During the period March 1, 2010 through March 31, 2010, dividends from tax-exempt net investment income were declared and paid to shareholders monthly. Effective April 1, 2010, the Funds declare dividends from their tax-exempt net investment income daily and continue to pay shareholders monthly. Fund shares begin to accrue dividends on the business day after the day when the monies used to purchase Fund shares are collected by the Funds’ transfer agent.

Net realized capital gains and/or market discount from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Insurance

Under normal market conditions, New York Insured invests at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest thereon. Inverse floating rate securities whose underlying bonds are covered by insurance are included for purposes of the 80% test. Insured municipal bonds are either covered by individual, permanent insurance policies (obtained either at the time of issuance or subsequently), or covered “while in fund” under a master portfolio insurance policy purchased by the Fund. Insurance guarantees only the timely payment of interest and principal on the bonds; it does not guarantee the value of either individual bonds or Fund shares. The Adviser may obtain master policies from insurers that specialize in insuring municipal bonds.

Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Fund’s shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance, in contrast, is effective only while the municipal securities are held by the Fund, and is reflected as an expense over the term of the policy, when applicable. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Fund’s shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Fund the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Flexible Sales Charge Program

Class A Shares are generally sold with an up-front sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within twelve months of purchase. Class B Shares are sold without an up-front sales charge but incur a

52	Nuveen Investments

..75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. Class B Shares are subject to a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a .55% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. Class C Shares are subject to a CDSC of 1% if redeemed within one year of purchase. Class I Shares are not subject to any sales charge or 12b-1 distribution or service fees.

Inverse Floating Rate Securities

Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as “(IF) – Inverse floating rate investment.” An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund accounting for the short-term floating rate certificates issued by the trust as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in “Investment Income” the entire earnings of the underlying bond and recognizes the related interest paid to the holders of the short-term floating rate certificates as “Interest expense on floating rate obligations” on the Statement of Operations.

During the six months ended August 31, 2010, each Fund invested in externally-deposited inverse floaters and/or self-deposited inverse floaters.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements referred to herein as “Recourse Trusts”) with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

At August 31, 2010, each Fund’s maximum exposure to externally-deposited Recourse Trusts was as follows:

	Connecticut	New Jersey	New York	New York Insured
Maximum exposure to Recourse Trusts	$—	$—	$670,000	$3,000,000

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters for the following Funds during the six months ended August 31, 2010, were as follows:

	Connecticut	New York	New York Insured
Average floating rate obligations outstanding	$10,000,000	$17,955,000	$7,060,000
Average annual interest rate and fees	.50%	.52%	.51%

Derivative Financial Instruments

Each Fund is authorized to invest in futures, options, swaps and other derivative instruments. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended August 31, 2010.

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty

Nuveen Investments	53

Notes to Financial Statements (Unaudited) (continued)

credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts, when applicable, expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange’s clearing house, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Zero Coupon Securities

Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Multiclass Operations and Allocations

For the period March 1, 2010 through March 31, 2010, income and expenses of the Funds that were not directly attributable to a specific class of shares were prorated among the classes based on the relative net assets of each class. Effective April 1, 2010, income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative settled shares of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements

In determining the value of each Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of each Fund’s fair value measurements as of August 31, 2010:

Connecticut	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$355,921,982	$ —	$355,921,982

54	Nuveen Investments

New Jersey	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$249,443,232	$ —	$249,443,232

New York	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$473,192,503	$ —	$473,192,503

New York Insured	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$300,992,161	$—	$300,992,161

3. Derivative Instruments and Hedging Activities

The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. The Funds did not invest in derivative instruments during the six months ended August 31, 2010.

4. Fund Shares

Transactions in Fund shares were as follows:

	Connecticut
	Six Months Ended 8/31/10		Year Ended 2/28/10
	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,598,538	$16,873,171	3,308,341	$33,717,593
Class A – automatic conversion of Class B Shares	76,107	801,343	136,627	1,366,749
Class B	579	6,110	3,761	38,534
Class C	512,507	5,411,342	1,193,446	12,170,140
Class I	593,056	6,270,598	872,560	9,021,556
Shares issued to shareholders due to reinvestment of distributions:
Class A	294,959	3,119,106	591,492	6,055,211
Class B	3,601	38,020	10,612	108,239
Class C	45,422	480,107	87,675	897,629
Class I	16,975	180,404	20,949	216,179
	3,141,744	33,180,201	6,225,463	63,591,830
Shares redeemed:
Class A	(2,003,932)	(21,127,605)	(4,210,795)	(43,343,323)
Class B	(93,948)	(987,248)	(282,372)	(2,886,084)
Class B – automatic conversion to Class A Shares	(76,180)	(801,343)	(136,678)	(1,366,749)
Class C	(228,961)	(2,415,626)	(725,775)	(7,417,368)
Class I	(116,226)	(1,230,813)	(285,738)	(2,908,831)
	(2,519,247)	(26,562,635)	(5,641,358)	(57,922,355)
Net increase (decrease)	622,497	$6,617,566	584,105	$5,669,475

Nuveen Investments	55

Notes to Financial Statements (Unaudited) (continued)

	New Jersey
	Six Months Ended 8/31/10		Year Ended 2/28/10
	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,221,261	$13,146,600	3,354,990	$34,597,907
Class A – automatic conversion of Class B Shares	78,168	836,855	192,771	1,947,082
Class B	844	9,073	7,754	79,644
Class C	489,284	5,245,694	774,202	7,980,912
Class I	665,914	7,188,859	1,207,893	12,588,590
Shares issued to shareholders due to reinvestment of distributions:
Class A	133,288	1,434,776	244,931	2,536,159
Class B	7,163	77,121	18,291	188,912
Class C	37,088	397,924	67,262	694,613
Class I	69,340	748,760	140,882	1,461,529
	2,702,350	29,085,662	6,008,976	62,075,348
Shares redeemed:
Class A	(925,885)	(9,938,901)	(1,699,045)	(17,542,378)
Class B	(101,930)	(1,095,260)	(250,171)	(2,570,177)
Class B – automatic conversion to Class A Shares	(78,095)	(836,855)	(192,546)	(1,947,082)
Class C	(189,837)	(2,040,445)	(286,915)	(2,947,466)
Class I	(563,092)	(6,063,141)	(917,768)	(9,417,316)
	(1,858,839)	(19,974,602)	(3,346,445)	(34,424,419)
Net increase (decrease)	843,511	$9,111,060	2,662,531	$27,650,929

	New York
	Six Months Ended 8/31/10		Year Ended 2/28/10
	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,540,755	$16,660,355	5,835,972	$60,631,159
Class A – automatic conversion of Class B Shares	93,698	1,011,409	174,671	1,768,836
Class B	1,405	15,231	7,394	77,007
Class C	696,127	7,527,755	1,137,580	11,845,482
Class I	731,164	7,915,013	1,522,691	15,837,151
Shares issued to shareholders due to reinvestment of distributions:
Class A	240,230	2,605,752	478,315	4,967,306
Class B	7,208	78,120	19,465	201,333
Class C	58,783	637,611	108,525	1,128,264
Class I	219,014	2,379,346	456,284	4,741,499
	3,588,384	38,830,592	9,740,897	101,198,037
Shares redeemed:
Class A	(2,113,054)	(22,806,517)	(3,788,102)	(39,498,001)
Class B	(84,118)	(910,733)	(250,735)	(2,597,520)
Class B – automatic conversion to Class A Shares	(93,759)	(1,011,409)	(174,728)	(1,768,836)
Class C	(372,474)	(4,035,171)	(850,490)	(8,803,768)
Class I	(790,111)	(8,558,717)	(1,388,651)	(14,373,963)
	(3,453,516)	(37,322,547)	(6,452,706)	(67,042,088)
Net increase (decrease)	134,868	$1,508,045	3,288,191	$34,155,949

56	Nuveen Investments

	New York Insured
	Six Months Ended 8/31/10		Year Ended 2/28/10
	Shares	Amount	Shares	Amount
Shares sold:
Class A	435,548	$4,454,700	1,096,916	$10,946,323
Class A – automatic conversion of Class B Shares	35,586	363,281	74,932	747,276
Class B	215	2,196	1,376	13,385
Class C	285,576	2,923,114	323,900	3,226,521
Class I	384,042	3,927,568	86,729	864,323
Shares issued to shareholders due to reinvestment of distributions:
Class A	109,112	1,113,252	227,331	2,258,275
Class B	4,480	45,836	12,210	121,423
Class C	16,712	170,818	28,937	288,260
Class I	261,442	2,679,570	536,212	5,347,466
	1,532,713	15,680,335	2,388,543	23,813,252
Shares redeemed:
Class A	(741,026)	(7,536,968)	(798,249)	(7,952,586)
Class B	(61,621)	(629,714)	(201,354)	(2,003,438)
Class B – automatic conversion to Class A Shares	(35,482)	(363,281)	(74,710)	(747,276)
Class C	(76,627)	(783,673)	(136,183)	(1,349,652)
Class I	(630,471)	(6,447,826)	(1,195,945)	(11,908,655)
	(1,545,227)	(15,761,462)	(2,406,441)	(23,961,607)
Net increase (decrease)	(12,514)	$(81,127)	(17,898)	$(148,355)

5. Investment Transactions

Purchases and sales (including maturities but excluding short-term investments) during the six months ended August 31, 2010, were as follows:

	Connecticut	New Jersey	New York	New York Insured
Purchases	$12,805,187	$13,552,689	$14,502,737	$9,407,535
Sales and maturities	10,669,459	8,760,100	12,533,155	11,170,488
6. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At August 31, 2010, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

	Connecticut	New Jersey	New York	New York Insured
Cost of investments	$328,205,918	$237,309,576	$429,080,107	$275,197,805
Gross unrealized:
Appreciation	$18,380,908	$15,445,872	$28,621,158	$19,614,550
Depreciation	(664,844)	(3,312,216)	(2,464,492)	(880,224)
Net unrealized appreciation (depreciation) of investments	$17,716,064	$12,133,656	$26,156,666	$18,734,326

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at February 28, 2010, the Funds’ last tax year end, were as follows:

	Connecticut	New Jersey	New York	New York Insured
Undistributed net tax-exempt income*	$974,904	$1,249,205	$2,107,950	$1,203,379
Undistributed net ordinary income**	3,287	—	10,421	—
Undistributed net long-term capital gains	—	—	—	—
*	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on February 9, 2010, paid on March 1, 2010.
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Nuveen Investments	57

Notes to Financial Statements (Unaudited) (continued)

The tax character of distributions paid during the Funds’ last tax year ended February 28, 2010, was designated for purposes of the dividends paid deduction as follows:

	Connecticut	New Jersey	New York	New York Insured
Distributions from net tax-exempt income	$13,497,765	$9,124,361	$18,138,957	$11,567,290
Distributions from net ordinary income**	—	30,402	61	—
Distributions from net long-term capital gains	—	62,578	139,092	—
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At February 28, 2010, the Funds’ last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Connecticut	New York	New York Insured
Expiration:
February 28, 2017	$—	$—	$203,963
February 28, 2018	188,653	127,145	2,779,671
Total	$188,653	$127,145	$2,983,634

New Jersey elected to defer net realized losses from investments incurred from November 1, 2009 through February 28, 2010, the Fund’s last tax year end, (“post-October losses”) in accordance with federal income tax regulations. Post-October capital losses of $136,596 are treated as having arisen on the first day of the current fiscal year.

7. Management Fees and Other Transactions with Affiliates

Each Fund’s management fee is separated into two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Average Daily Net Assets	Fund-Level Fee Rate
For the first $125 million	.3500%
For the next $125 million	.3375
For the next $250 million	.3250
For the next $500 million	.3125
For the next $1 billion	.3000
For the next $3 billion	.2750
For net assets over $5 billion	.2500

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445
*	The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen funds, with such daily managed assets defined separately for each fund in its management agreement, but excluding assets attributable to investments in other Nuveen funds. Daily managed assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser to limit the amount of such assets for determining managed assets in certain circumstances. As of August 31, 2010, the complex-level fee rate was .1831%.

58	Nuveen Investments

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Trust pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

The Adviser has agreed to waive fees and reimburse expenses of New York and New York Insured so that total annual fund operating expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses do not exceed .750% and .975% of the average daily net assets of any class of Fund shares of New York and New York Insured, respectively. The Adviser may also voluntarily reimburse additional expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser’s discretion.

During the six months ended August 31, 2010, Nuveen Investments, LLC (the “Distributor”), a wholly-owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

	Connecticut	New Jersey	New York	New York Insured
Sales charges collected	$201,358	$68,056	$159,310	$75,417
Paid to financial intermediaries	179,493	59,241	137,441	62,640

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

During the six months ended August 31, 2010, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

	Connecticut	New Jersey	New York	New York Insured
Commission advances	$112,557	$—	$80,313	$31,406

To compensate for commissions advanced to financial intermediaries, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended August 31, 2010, the Distributor retained such 12b-1 fees as follows:

	Connecticut	New Jersey	New York	New York Insured
12b-1 fees retained	$58,013	$149,770	$72,780	$31,367

The remaining 12b-1 fees charged to the Funds were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended August 31, 2010, as follows:

	Connecticut	New Jersey	New York	New York Insured
CDSC retained	$3,346	$—	$9,595	$340

8. New Accounting Standards

Fair Value Measurements

On January 21, 2010, FASB issued changes to the authoritative guidance under U.S. GAAP for fair value measurements. The objective of which is to provide guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities disclose Level 3 activity for purchases, sales, issuances and settlements in the Level 3 roll-forward on a gross basis rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of this guidance and the impact it will have to the financial statement amounts and footnote disclosures, if any.

Nuveen Investments	59

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

CONNECTICUT
Year Ended February 28/29,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (7/87)
2011(g)	$10.49	$.21	$.29	$.50	$(.21)	$—	$(.21)	$10.78	4.82%
2010	9.77	.43	.71	1.14	(.42)	—	(.42)	10.49	11.86
2009	10.01	.42	(.21)	.21	(.42)	(.03)	(.45)	9.77	2.20
2008	10.67	.42	(.65)	(.23)	(.42)	(.01)	(.43)	10.01	(2.24)
2007	10.65	.42	.05	.47	(.42)	(.03)	(.45)	10.67	4.54
2006(f)	10.77	.44	(.06)	.38	(.45)	(.05)	(.50)	10.65	3.55
Class B (2/97)
2011(g)	10.48	.17	.29	.46	(.17)	—	(.17)	10.77	4.44
2010	9.77	.35	.71	1.06	(.35)	—	(.35)	10.48	10.97
2009	10.00	.35	(.21)	.14	(.34)	(.03)	(.37)	9.77	1.53
2008	10.66	.34	(.65)	(.31)	(.34)	(.01)	(.35)	10.00	(2.97)
2007	10.65	.34	.04	.38	(.34)	(.03)	(.37)	10.66	3.67
2006(f)	10.76	.36	(.06)	.30	(.36)	(.05)	(.41)	10.65	2.84
Class C (10/93)
2011(g)	10.48	.18	.30	.48	(.18)	—	(.18)	10.78	4.66
2010	9.77	.37	.71	1.08	(.37)	—	(.37)	10.48	11.17
2009	10.00	.37	(.21)	.16	(.36)	(.03)	(.39)	9.77	1.73
2008	10.66	.36	(.65)	(.29)	(.36)	(.01)	(.37)	10.00	(2.80)
2007	10.64	.37	.04	.41	(.36)	(.03)	(.39)	10.66	3.96
2006(f)	10.76	.38	(.06)	.32	(.39)	(.05)	(.44)	10.64	2.98
Class I (2/97)(e)
2011(g)	10.53	.22	.29	.51	(.22)	—	(.22)	10.82	4.92
2010	9.81	.45	.71	1.16	(.44)	—	(.44)	10.53	12.07
2009	10.05	.44	(.21)	.23	(.44)	(.03)	(.47)	9.81	2.44
2008	10.71	.44	(.65)	(.21)	(.44)	(.01)	(.45)	10.05	(2.01)
2007	10.70	.45	.04	.49	(.45)	(.03)	(.48)	10.71	4.66
2006(f)	10.82	.47	(.07)	.40	(.47)	(.05)	(.52)	10.70	3.77

60	Nuveen Investments

Ratios/Supplemental Data

	Ratios to Average Net Assets(c)
Ending Net Assets (000)	Expenses Including Interest(d)		Expenses Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$264,846	.82	%*	.81	%*	4.01	%*	3%
257,989	.85		.83		4.20		4
241,958	.93		.83		4.22		14
247,654	1.07		.81		3.96		16
228,582	1.12		.83		4.00		14
225,785	1.05		.83		4.13		12

4,157	1.57	*	1.56	*	3.28	*	3
5,784	1.60		1.58		3.45		4
9,341	1.68		1.58		3.46		14
13,256	1.82		1.56		3.21		16
19,462	1.87		1.58		3.25		14
24,816	1.80		1.58		3.38		12

60,020	1.37	*	1.36	*	3.46	*	3
54,948	1.40		1.38		3.65		4
45,761	1.48		1.38		3.68		14
39,561	1.62		1.36		3.41		16
39,949	1.67		1.38		3.45		14
38,228	1.60		1.38		3.58		12

31,650	.62	*	.61	*	4.20	*	3
25,590	.65		.63		4.40		4
17,875	.73		.63		4.43		14
17,518	.87		.61		4.17		16
12,497	.92		.63		4.19		14
4,403	.85		.63		4.33		12

(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(d)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities.
(e)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.
(f)	Each Ratio of Expenses Including Interest to Average Net Assets and the Portfolio Turnover Rate for the fiscal year ended February 28, 2006, have been restated to give effect to recording the self-deposited inverse floaters as financing transactions.
(g)	For the six months ended August 31, 2010.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	61

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

NEW JERSEY
Year Ended February 28/29,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (9/94)
2011(f)	$10.64	$.23	$.35	$.58	$(.22)	$—	$(.22)	$11.00	$5.53%
2010	9.81	.45	.81	1.26	(.43)	— **	(.43)	10.64	13.14
2009	10.09	.43	(.26)	.17	(.42)	(.03)	(.45)	9.81	1.66
2008	10.82	.42	(.72)	(.30)	(.41)	(.02)	(.43)	10.09	(2.82)
2007	10.78	.42	.04	.46	(.41)	(.01)	(.42)	10.82	4.44
2006	10.85	.43	(.02)	.41	(.44)	(.04)	(.48)	10.78	3.89
Class B (2/97)
2011(f)	10.65	.19	.35	.54	(.18)	—	(.18)	11.01	5.15
2010	9.83	.37	.81	1.18	(.36)	— **	(.36)	10.65	12.21
2009	10.10	.36	(.26)	.10	(.34)	(.03)	(.37)	9.83	.98
2008	10.83	.34	(.72)	(.38)	(.33)	(.02)	(.35)	10.10	(3.58)
2007	10.78	.34	.05	.39	(.33)	(.01)	(.34)	10.83	3.72
2006	10.85	.35	(.02)	.33	(.36)	(.04)	(.40)	10.78	3.09
Class C (9/94)
2011(f)	10.61	.20	.35	.55	(.19)	—	(.19)	10.97	5.27
2010	9.79	.39	.81	1.20	(.38)	— **	(.38)	10.61	12.48
2009	10.05	.38	(.25)	.13	(.36)	(.03)	(.39)	9.79	1.28
2008	10.79	.36	(.73)	(.37)	(.35)	(.02)	(.37)	10.05	(3.47)
2007	10.75	.36	.04	.40	(.35)	(.01)	(.36)	10.79	3.87
2006	10.82	.37	(.02)	.35	(.38)	(.04)	(.42)	10.75	3.33
Class I (2/92)(e)
2011(f)	10.68	.24	.35	.59	(.23)	—	(.23)	11.04	5.63
2010	9.85	.47	.81	1.28	(.45)	— **	(.45)	10.68	13.32
2009	10.11	.45	(.25)	.20	(.43)	(.03)	(.46)	9.85	2.05
2008	10.85	.44	(.73)	(.29)	(.43)	(.02)	(.45)	10.11	(2.74)
2007	10.80	.44	.05	.49	(.43)	(.01)	(.44)	10.85	4.70
2006	10.87	.45	(.02)	.43	(.46)	(.04)	(.50)	10.80	4.06

62	Nuveen Investments

Ratios/Supplemental Data

	Ratios to Average Net Assets(c)
Ending Net Assets (000)	Expenses Including Interest(d)		Expenses Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$131,036	.83	%*	.83	%*	4.24	%*	4%
121,371	.85		.85		4.36		8
91,348	.87		.85		4.31		21
83,210	.96		.84		3.91		11
84,421	1.00		.86		3.88		7
80,009	.86		.86		3.96		15

6,831	1.58	*	1.58	*	3.50	*	4
8,442	1.60		1.60		3.64		8
11,881	1.62		1.60		3.52		21
14,539	1.71		1.59		3.16		11
17,960	1.75		1.61		3.13		7
21,908	1.61		1.61		3.21		15

42,430	1.38	*	1.38	*	3.69	*	4
37,482	1.40		1.40		3.81		8
29,143	1.42		1.40		3.75		21
28,363	1.51		1.39		3.37		11
29,028	1.55		1.41		3.33		7
28,068	1.41		1.41		3.41		15

81,668	.63	*	.63	*	4.44	*	4
77,172	.65		.65		4.57		8
66,899	.67		.65		4.48		21
68,499	.76		.64		4.11		11
63,816	.80		.66		4.08		7
43,455	.67		.67		4.16		15

(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(d)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities.
(e)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.
(f)	For the six months ended August 31, 2010.
*	Annualized.
**	Rounds to less than $.01 per share.

See accompanying notes to financial statements.

Nuveen Investments	63

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

NEW YORK
Year Ended February 28/29,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (9/94)
2011(g)	$10.72	$.24	$.36	$.60	$(.23)	$—	$(.23)	$11.09	5.65%
2010	9.84	.46	.88	1.34	(.46)	— **	(.46)	10.72	13.87
2009	10.15	.45	(.28)	.17	(.44)	(.04)	(.48)	9.84	1.67
2008	10.86	.44	(.70)	(.26)	(.44)	(.01)	(.45)	10.15	(2.53)
2007	10.84	.45	.02	.47	(.44)	(.01)	(.45)	10.86	4.44
2006(f)	10.93	.47	(.05)	.42	(.46)	(.05)	(.51)	10.84	3.88
Class B (2/97)
2011(g)	10.71	.20	.37	.57	(.19)	—	(.19)	11.09	5.37
2010	9.84	.38	.87	1.25	(.38)	— **	(.38)	10.71	12.96
2009	10.14	.38	(.28)	.10	(.36)	(.04)	(.40)	9.84	1.00
2008	10.86	.36	(.71)	(.35)	(.36)	(.01)	(.37)	10.14	(3.34)
2007	10.84	.37	.02	.39	(.36)	(.01)	(.37)	10.86	3.69
2006(f)	10.94	.39	(.06)	.33	(.38)	(.05)	(.43)	10.84	3.05
Class C (9/94)
2011(g)	10.72	.21	.36	.57	(.20)	—	(.20)	11.09	5.38
2010	9.84	.41	.87	1.28	(.40)	— **	(.40)	10.72	13.28
2009	10.15	.40	(.28)	.12	(.39)	(.04)	(.43)	9.84	1.12
2008	10.87	.39	(.71)	(.32)	(.39)	(.01)	(.40)	10.15	(3.12)
2007	10.85	.39	.02	.41	(.38)	(.01)	(.39)	10.87	3.92
2006(f)	10.95	.41	(.06)	.35	(.40)	(.05)	(.45)	10.85	3.27
Class I (12/86)(e)
2011(g)	10.73	.25	.37	.62	(.24)	—	(.24)	11.11	5.85
2010	9.86	.48	.87	1.35	(.48)	— **	(.48)	10.73	14.00
2009	10.17	.48	(.29)	.19	(.46)	(.04)	(.50)	9.86	1.91
2008	10.88	.47	(.71)	(.24)	(.46)	(.01)	(.47)	10.17	(2.31)
2007	10.86	.47	.02	.49	(.46)	(.01)	(.47)	10.88	4.66
2006(f)	10.96	.49	(.06)	.43	(.48)	(.05)	(.53)	10.86	4.01

64	Nuveen Investments

Ratios/Supplemental Data
	Ratios to Average Net Assets Before Reimbursement						Ratios to Average Net Assets After Reimbursement(c)
Ending Net Assets (000)	Expenses Including Interest(d)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(d)		Expenses Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$231,438	.84	%*	.82	%*	4.33	%*	.84	%*	.82	%*	4.33	%*	3%
226,162	.87		.84		4.46		.87		.84		4.46		3
181,049	.97		.84		4.49		.97		.84		4.49		30
190,598	1.12		.83		4.13		1.12		.83		4.13		17
181,313	1.14		.84		4.15		1.14		.84		4.15		9
159,947	1.08		.84		4.29		1.08		.84		4.29		12

7,331	1.59	*	1.57	*	3.59	*	1.59	*	1.57	*	3.59	*	3
8,898	1.62		1.59		3.73		1.62		1.59		3.73		3
12,094	1.72		1.59		3.71		1.72		1.59		3.71		30
19,133	1.87		1.58		3.38		1.87		1.58		3.38		17
25,898	1.89		1.59		3.41		1.89		1.59		3.41		9
31,620	1.83		1.59		3.54		1.83		1.59		3.54		12

67,197	1.39	*	1.37	*	3.77	*	1.39	*	1.37	*	3.77	*	3
60,840	1.42		1.39		3.91		1.42		1.39		3.91		3
51,978	1.52		1.39		3.95		1.52		1.39		3.95		30
49,910	1.67		1.38		3.58		1.67		1.38		3.58		17
48,525	1.69		1.39		3.60		1.69		1.39		3.60		9
42,934	1.63		1.39		3.74		1.63		1.39		3.74		12

158,032	.64	*	.62	*	4.53	*	.64	*	.62	*	4.53	*	3
150,977	.67		.64		4.66		.67		.64		4.66		3
132,815	.77		.64		4.69		.77		.64		4.69		30
137,731	.92		.63		4.33		.92		.63		4.33		17
141,556	.94		.64		4.35		.94		.64		4.35		9
137,680	.88		.64		4.49		.88		.64		4.49		12

(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(d)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities.
(e)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.
(f)	Each Ratio of Expenses Including Interest to Average Net Assets and the Portfolio Turnover Rate for the fiscal year ended February 28, 2006, in the above table have been restated to give effect to recording the self-deposited inverse floaters as financing transactions.
(g)	For the six months ended August 31, 2010.
*	Annualized.
**	Rounds to less than $.01 per share.

See accompanying notes to financial statements.

Nuveen Investments	65

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

NEW YORK INSURED
Year Ended February 28/29,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (9/94)
2011(f)	$10.15	$.20	$.26	$.46	$(.20)	$—	$(.20)	$10.41	4.54%
2010	9.61	.40	.53	.93	(.39)	—	(.39)	10.15	9.84
2009	9.63	.40	— **	.40	(.39)	(.03)	(.42)	9.61	4.24
2008	10.37	.40	(.71)	(.31)	(.40)	(.03)	(.43)	9.63	(3.07)
2007	10.41	.40	—	.40	(.40)	(.04)	(.44)	10.37	4.02
2006	10.71	.42	(.09)	.33	(.42)	(.21)	(.63)	10.41	3.19
Class B (2/97)
2011(f)	10.18	.16	.26	.42	(.16)	—	(.16)	10.44	4.16
2010	9.64	.33	.53	.86	(.32)	—	(.32)	10.18	9.02
2009	9.66	.33	— **	.33	(.32)	(.03)	(.35)	9.64	3.45
2008	10.40	.32	(.71)	(.39)	(.32)	(.03)	(.35)	9.66	(3.79)
2007	10.44	.33	(.01)	.32	(.32)	(.04)	(.36)	10.40	3.23
2006	10.73	.34	(.09)	.25	(.33)	(.21)	(.54)	10.44	2.47
Class C (9/94)
2011(f)	10.16	.17	.26	.43	(.17)	—	(.17)	10.42	4.26
2010	9.62	.35	.53	.88	(.34)	—	(.34)	10.16	9.24
2009	9.64	.35	— **	.35	(.34)	(.03)	(.37)	9.62	3.65
2008	10.37	.34	(.70)	(.36)	(.34)	(.03)	(.37)	9.64	(3.54)
2007	10.42	.35	(.02)	.33	(.34)	(.04)	(.38)	10.37	3.31
2006	10.71	.36	(.08)	.28	(.36)	(.21)	(.57)	10.42	2.70
Class I (12/86)(e)
2011(f)	10.19	.21	.26	.47	(.21)	—	(.21)	10.45	4.64
2010	9.65	.42	.53	.95	(.41)	—	(.41)	10.19	10.00
2009	9.67	.42	— **	.42	(.41)	(.03)	(.44)	9.65	4.42
2008	10.40	.42	(.70)	(.28)	(.42)	(.03)	(.45)	9.67	(2.79)
2007	10.45	.42	(.01)	.41	(.42)	(.04)	(.46)	10.40	4.08
2006	10.74	.44	(.08)	.36	(.44)	(.21)	(.65)	10.45	3.45

66	Nuveen Investments

Ratios/Supplemental Data
	Ratios to Average Net Assets Before Reimbursement						Ratios to Average Net Assets After Reimbursement(c)
Ending Net Assets (000)	Expenses Including Interest(d)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(d)		Expenses Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$98,982	.83	%*	.82	%*	3.86	%*	.83	%*	.82	%*	3.86	%*	3%
98,131	.86		.85		4.03		.86		.85		4.03		4
87,154	.96		.85		4.12		.96		.85		4.12		11
79,593	1.08		.84		3.89		1.08		.84		3.89		13
90,400	1.03		.85		3.89		1.03		.85		3.89		9
90,706	.84		.84		3.93		.84		.84		3.93		22

4,186	1.58	*	1.57	*	3.12	*	1.58	*	1.57	*	3.12	*	3
5,023	1.60		1.59		3.30		1.60		1.59		3.30		4
7,288	1.70		1.59		3.35		1.70		1.59		3.35		11
9,290	1.83		1.59		3.14		1.83		1.59		3.14		13
13,447	1.78		1.60		3.14		1.78		1.60		3.14		9
17,871	1.59		1.59		3.17		1.59		1.59		3.17		22

21,261	1.38	*	1.37	*	3.30	*	1.38	*	1.37	*	3.30	*	3
18,437	1.40		1.39		3.48		1.40		1.39		3.48		4
15,374	1.51		1.40		3.57		1.51		1.40		3.57		11
13,870	1.63		1.39		3.34		1.63		1.39		3.34		13
14,426	1.58		1.40		3.34		1.58		1.40		3.34		9
15,783	1.39		1.39		3.37		1.39		1.39		3.37		22

180,512	.63	*	.62	*	4.06	*	.63	*	.62	*	4.06	*	3
175,847	.66		.65		4.23		.66		.65		4.23		4
172,000	.76		.65		4.31		.76		.65		4.31		11
184,670	.88		.64		4.09		.88		.64		4.09		13
207,492	.83		.65		4.09		.83		.65		4.09		9
220,883	.64		.64		4.13		.64		.64		4.13		22

(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(d)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities.
(e)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.
(f)	For the six months ended August 31, 2010.
*	Annualized.
**	Rounds to less than $.01 per share.

See accompanying notes to financial statements.

Nuveen Investments	67

Annual Investment Management Agreement Approval Process

(Unaudited)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board members, including by a vote of a majority of the board members who are not parties to the advisory agreement or “interested persons” of any parties (the “Independent Board Members”), cast in person at a meeting called for the purpose of considering such approval. In connection with such approvals, the fund’s board members must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. Accordingly, at a meeting held on May 25-26, 2010 (the “May Meeting”), the Boards of Trustees (each a “Board” and each Trustee, a “Board Member”) of the Funds, including a majority of the Independent Board Members, considered and approved the continuation of the advisory agreements (each an “Advisory Agreement”) between each Fund and Nuveen Asset Management (the “Adviser”) for an additional one-year period. In preparation for their considerations at the May Meeting, the Board also held a separate meeting on April 21-22, 2010 (the “April Meeting”). Accordingly, the factors considered and determinations made regarding the renewals by the Independent Board Members include those made at the April Meeting.

In addition, in evaluating the Advisory Agreements, the Independent Board Members reviewed a broad range of information relating to the Funds and the Adviser, including absolute and comparative performance, fee and expense information for the Funds (as described in more detail below), the profitability of Nuveen for its advisory activities (which includes its wholly owned subsidiaries), and other information regarding the organization, personnel, and services provided by the Adviser. The Independent Board Members also met quarterly as well as at other times as the need arose during the year and took into account the information provided at such meetings and the knowledge gained therefrom. Prior to approving the renewal of the Advisory Agreements, the Independent Board Members reviewed the foregoing information with their independent legal counsel and with management, reviewed materials from independent legal counsel describing applicable law and their duties in reviewing advisory contracts, and met with independent legal counsel in private sessions without management present. The Independent Board Members considered the legal advice provided by independent legal counsel and relied upon their knowledge of the Adviser, its services and the Funds resulting from their meetings and other interactions throughout the year and their own business judgment in determining the factors to be considered in evaluating the Advisory Agreements. Each Board Member may have accorded different weight to the various factors in reaching his or her conclusions with respect to a Fund’s Advisory Agreement. The Independent Board Members did not identify any single factor as all-important or controlling. The Independent Board Members’ considerations were instead based on a comprehensive consideration of all the information presented. The principal factors considered by the Board and its conclusions are described below.

A. Nature, Extent and Quality of Services

In considering renewal of the Advisory Agreements, the Independent Board Members considered the nature, extent and quality of the Adviser’s services, including advisory services and administrative services. The Independent Board Members reviewed materials outlining, among other things, the Adviser’s organization and business; the types of services that the Adviser or its affiliates provide and are expected to provide to the Funds; the performance record of the applicable Fund (as described in further detail below); and any initiatives Nuveen had taken for the applicable fund product line, including the development of new practices and coordination among business units with respect to large shareholder transactions, streamlining the classes offered, and adding funds to various distribution platforms.

As part of their review, the Independent Board Members also evaluated the background, experience and track record of the Adviser’s investment personnel. In this regard, the Independent Board Members considered any changes in the personnel, and the impact on the level of services provided to the Funds, if any. The Independent Board Members also reviewed information regarding portfolio manager compensation arrangements to evaluate the Adviser’s ability to attract and retain high quality investment personnel, preserve stability, and reward performance but not provide an incentive for taking undue risks.

In addition to advisory services, the Independent Board Members considered the quality of administrative services provided by the Adviser and its affiliates including product management, fund administration, oversight of service providers, shareholder services, administration of Board relations, regulatory and portfolio compliance and legal support. Given the importance of compliance, the Independent Board Members also considered the Adviser’s compliance program, including the report of the chief compliance officer regarding the Funds’ compliance policies and procedures.

Based on their review, the Independent Board Members found that, overall, the nature, extent and quality of services provided (and expected to be provided) to the respective Funds under the Advisory Agreements were satisfactory.

B. The Investment Performance of the Funds and the Adviser

The Board considered the performance results of each Fund over various time periods. The Board reviewed, among other things, each Fund’s historic investment performance as well as information comparing the Fund’s performance information with that of other funds (the “Performance Peer Group”) based on data provided by an independent provider of mutual fund data and with recognized and/or customized benchmarks. In this regard, the Board reviewed each Fund’s total return information compared to its Performance Peer Group for the quarter, one-, three- and five-year periods ending December 31, 2009 and for the same periods ending March 31, 2010. In addition, the Board reviewed each Fund’s total return information compared to recognized and/or customized benchmarks for the quarter, one- and three-year periods ending December 31, 2009 and for the same periods ending March 31, 2010. The Board also reviewed the peer ranking of the Nuveen municipal funds advised by the Adviser in the aggregate. This information supplemented the Fund performance information provided to the Board at each of its quarterly meetings.

68	Nuveen Investments

In reviewing peer comparison information, the Independent Board Members recognized that the Performance Peer Group of certain funds may not adequately represent the objectives and strategies of the funds, thereby limiting the usefulness of comparing a fund’s performance with that of its Performance Peer Group. In this regard, the Independent Board Members considered that the Performance Peer Groups of certain funds (including the Nuveen New York Insured Municipal Bond Fund (the “New York Insured Fund”)) were classified as having significant differences from such funds based on considerations such as special fund objectives, potential investable universe and the composition of the peer set (e.g., the number and size of competing funds and number of competing managers).

Based on their review, the Independent Board Members determined that each Fund’s investment performance over time had been satisfactory. The Independent Board Members noted that the Nuveen New Jersey Municipal Bond Fund (the “New Jersey Fund”), the Nuveen New York Municipal Bond Fund (the “New York Fund”) and the Nuveen Connecticut Municipal Bond Fund (the “Connecticut Fund”) generally demonstrated favorable performance in comparison to peers, performing in the top two quartiles over the various periods. In addition, the Independent Board Members noted that although the New York Insured Fund underperformed its benchmark in the three-year period, it outperformed the performance of its benchmark in the one-year period.

C. Fees, Expenses and Profitability

1. Fees and Expenses

The Board evaluated the management fees and expenses of each Fund reviewing, among other things, such Fund’s gross management fees, net management fees and net expense ratios in absolute terms as well as compared to the fee and expenses of a comparable universe of funds based on data provided by an independent fund data provider (the “Peer Universe”) and in certain cases, to a more focused subset of funds in the Peer Universe (the “Peer Group”) and any expense limitations.

The Independent Board Members further reviewed the methodology regarding the construction of the applicable Peer Universe and/or Peer Group. In reviewing the comparisons of fee and expense information, the Independent Board Members took into account that in certain instances various factors such as: the asset level of a fund relative to peers; the limited size and particular composition of the Peer Universe or Peer Group; the investment objectives of the peers; expense anomalies; changes in the funds comprising the Peer Universe or Peer Group from year to year; levels of reimbursement; the timing of information used; and differences in the states reflected in the Peer Universe or Peer Group may impact the comparative data, thereby limiting the ability to make a meaningful comparison with peers, including for the Connecticut Fund and the New Jersey Fund.

In reviewing the fee schedule for a Fund, the Independent Board Members also considered the fund-level and complex-wide breakpoint schedules (described in further detail below) and any fee waivers and reimbursements provided by Nuveen. It was noted that each Fund had net advisory fees above the peer averages of their respective Peer Groups but net expense ratios below, at or near (within 5 basis points or less) the peer expense ratio average.

Based on their review of the fee and expense information provided, the Independent Board Members determined that each Fund’s management fees were reasonable in light of the nature, extent and quality of services provided to the Fund.

2. Comparisons with the Fees of Other Clients

The Independent Board Members further reviewed information regarding the nature of services and fee rates offered by the Adviser to other clients, including municipal separately managed accounts and passively managed municipal bond exchange traded funds (ETFs) that are sub-advised by the Adviser. In evaluating the comparisons of fees, the Independent Board Members noted that the fee rates charged to the Funds and other clients vary, among other things, because of the different services involved and the additional regulatory and compliance requirements associated with registered investment companies, such as the Funds. Accordingly, the Independent Board Members considered the differences in the product types, including, but not limited to, the services provided, the structure and operations, product distribution and costs thereof, portfolio investment policies, investor profiles, account sizes and regulatory requirements. The Independent Board Members noted, in particular, that the range of services provided to the Funds (as discussed above) is much more extensive than that provided to separately managed accounts. Given the inherent differences in the products, particularly the extensive services provided to the Funds, the Independent Board Members believe such facts justify the different levels of fees.

3. Profitability of Nuveen

In conjunction with its review of fees, the Independent Board Members also considered the profitability of Nuveen for its advisory activities (which incorporated Nuveen’s wholly-owned affiliated sub-advisers) and its financial condition. The Independent Board Members reviewed the revenues and expenses of Nuveen’s advisory activities for the last two years, the allocation methodology used in preparing the profitability data and an analysis of the key drivers behind the changes in revenues and expenses that impacted profitability in 2009. The Independent Board Members noted this information supplemented the profitability information requested and received during the year to help keep them apprised of developments affecting profitability (such as changes in fee waivers and expense reimbursement commitments). In this regard, the Independent Board Members noted that they had also appointed an Independent Board Member as a point person to review and keep them apprised of changes to the profitability analysis and/or methodologies during the year. The Independent Board Members also considered Nuveen’s revenues for advisory activities, expenses, and profit margin compared to that of various unaffiliated management firms with similar amounts of assets under management and relatively comparable asset composition prepared by Nuveen.

Nuveen Investments	69

Annual Investment Management Agreement Approval Process

(Unaudited) (continued)

In reviewing profitability, the Independent Board Members recognized the subjective nature of determining profitability which may be affected by numerous factors including the allocation of expenses. Further, the Independent Board Members recognized the difficulties in making comparisons as the profitability of other advisers generally is not publicly available and the profitability information that is available for certain advisers or management firms may not be representative of the industry and may be affected by, among other things, the adviser’s particular business mix, capital costs, types of funds managed and expense allocations. Notwithstanding the foregoing, the Independent Board Members reviewed Nuveen’s methodology and assumptions for allocating expenses across product lines to determine profitability. In reviewing profitability, the Independent Board Members recognized Nuveen’s investment in its fund business. Based on their review, the Independent Board Members concluded that Nuveen’s level of profitability for its advisory activities was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Independent Board Members also considered other amounts paid to the Adviser by the Funds as well as any indirect benefits (such as soft dollar arrangements, if any) the Adviser and its affiliates receive, or are expected to receive, that are directly attributable to the management of the Funds, if any. See Section E below for additional information on indirect benefits the Adviser may receive as a result of its relationship with the Funds. Based on their review of the overall fee arrangements of each Fund, the Independent Board Members determined that the advisory fees and expenses of the respective Fund were reasonable.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

With respect to economies of scale, the Independent Board Members have recognized the potential benefits resulting from the costs of a fund being spread over a larger asset base, although economies of scale are difficult to measure and predict with precision, particularly on a fund-by-fund basis. One method to help ensure the shareholders share in these benefits is to include breakpoints in the advisory fee schedule. Generally, management fees for funds in the Nuveen complex are comprised of a fund-level component and a complex-level component, subject to certain exceptions. Accordingly, the Independent Board Members reviewed and considered the applicable fund-level breakpoints in the advisory fee schedules that reduce advisory fees as asset levels increase.

In addition to fund-level advisory fee breakpoints, the Board also considered the Funds’ complex-wide fee arrangement. Pursuant to the complex-wide fee arrangement, the fees of the funds in the Nuveen complex are generally reduced as the assets in the fund complex reach certain levels. The complex-wide fee arrangement seeks to provide the benefits of economies of scale to fund shareholders when total fund complex assets increase, even if assets of a particular fund are unchanged or have decreased. The approach reflects the notion that some of Nuveen’s costs are attributable to services provided to all its funds in the complex and therefore all funds benefit if these costs are spread over a larger asset base.

Based on their review, the Independent Board Members concluded that the breakpoint schedules and complex-wide fee arrangement were acceptable and reflect economies of scale to be shared with shareholders when assets under management increase.

E. Indirect Benefits

In evaluating fees, the Independent Board Members received and considered information regarding potential “fall out” or ancillary benefits the Adviser or its affiliates may receive as a result of its relationship with each Fund. In this regard, the Independent Board Members considered, among other things, any sales charges, distribution fees and shareholder services fees received and retained by the Funds’ principal underwriter, an affiliate of the Adviser, which includes fees received pursuant to any 12b-1 plan. The Independent Board Members, therefore, considered the 12b-1 fees retained by Nuveen during the last calendar year.

In addition to the above, the Independent Board Members considered whether the Adviser received any benefits from soft dollar arrangements whereby a portion of the commissions paid by a Fund for brokerage may be used to acquire research that may be useful to the Adviser in managing the assets of the Funds and other clients. The Independent Board Members noted that the Adviser does not currently have any soft dollar arrangements; however, to the extent certain bona fide agency transactions that occur on markets that traditionally trade on a principal basis and riskless principal transactions are considered as generating “commissions,” the Adviser intends to comply with the applicable safe harbor provisions.

Based on their review, the Independent Board Members concluded that any indirect benefits received by the Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.

F. Other Considerations

The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, unanimously concluded that the terms of the Advisory Agreements are fair and reasonable, that the Adviser’s fees are reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

70	Nuveen Investments

Notes

Nuveen Investments	71

Glossary of Terms Used in this Report

Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed,” with current holders receiving a formula-based interest rate until the next scheduled auction.

Pre-refundings: Pre-refundings, also known as advance refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Effective Maturity: The weighted average of the effective maturity dates of the fixed-income securities in the portfolio. A bond’s effective maturity takes into account the possibility that it may be called by the issuer before its stated maturity date. In this case, the bond trades as though it had a shorter maturity than its stated maturity.

Average Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or Fund’s duration, the more the price of the bond or Fund will change as interest rates change.

Dividend Yield (also known as Market Yield or Current Yield): An investment’s current annualized dividend divided by its current offering price.

Inverse Floaters: Inverse floating rate securities are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

Net Asset Value (NAV): A Fund’s NAV is the dollar value of one share in the Fund. It is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC 30-Day Yield: A standardized measure of a Fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the Fund’s portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis at a specified assumed tax rate, the yield of a municipal bond investment.

Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

72	Nuveen Investments

Fund Information

Fund Manager

Nuveen Asset Management

333 West Wacker Drive

Chicago, IL 60606

Legal Counsel

Chapman and Cutler LLP

Chicago, IL

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Chicago, IL

Custodian

State Street Bank & Trust Company

Boston, MA

Transfer Agent and Shareholder Services

Boston Financial

Data Services, Inc.

Nuveen Investor Services

P.O. Box 8530

Boston, MA 02266-8530

(800) 257-8787

Quarterly Portfolio of Investments and Proxy Voting Information: You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 100 F Street NE, Washington, D.C. 20549.

The Financial Industry Regulatory Authority (“FINRA”) provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of FINRA members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.finra.org. FINRA also provides an investor brochure that includes information describing the Public Disclosure Program.

Nuveen Investments	73

Nuveen Investments:

Serving Investors For Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. We market our growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, Nuveen Investments managed more than $160 billion of assets on September 30, 2010.

Find out how we can help you.

To learn more about the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/mf

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Distributed by Nuveen Investments, LLC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com MAN-ENHCM-

MSA-MS3-0810P

Mutual Funds

Nuveen Municipal Bond Funds

Dependable, tax-free income because it’s not what you earn, it’s what you keep.®

Semi-Annual Report

August 31, 2010

Nuveen California High Yield Municipal Bond Fund	Nuveen California Municipal Bond Fund	Nuveen California Insured Municipal Bond Fund

NUVEEN INVESTMENTS ANNOUNCES STRATEGIC COMBINATION WITH FAF ADVISORS

On July 29, 2010, Nuveen Investments, Inc. announced that U.S. Bancorp will receive a 9.5% stake in Nuveen Investments and cash consideration in exchange for the long-term asset business of U.S. Bancorp’s FAF Advisors (FAF). Nuveen Investments is the parent of Nuveen Asset Management (NAM), the investment adviser for the Funds included in this report.

FAF Advisors, which currently manages about $25 billion of long-term assets and serves as the advisor of the First American Funds, will be combined with NAM, which currently manages about $75 billion in municipal fixed income assets. Upon completion of the transaction, Nuveen Investments, which currently manages about $150 billion of assets across several high-quality affiliates, will manage a combined total of about $175 billion in institutional and retail assets.

This combination will not affect the investment objectives, strategies or policies of the Funds in this report. Over time, Nuveen Investments expects that the combination will provide even more ways to meet the needs of investors who work with financial advisors and consultants by enhancing the multi-boutique model of Nuveen Investments, which also includes highly respected investment teams at NWQ Investment Management, Santa Barbara Asset Management, Symphony Asset Management, Tradewinds Global Investors, Winslow Capital and Nuveen HydePark.

The transaction is expected to close late in 2010, subject to customary conditions.

Must be preceded by or accompanied by a prospectus.	NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Chairman’s

Letter to Shareholders

Dear Shareholder,

Recent months have revealed the fragility and disparity of the global economic recovery. In the U.S., the rate of economic growth has slowed as various stimulus programs have started to wind down, exposing weakness in the underlying economy. In contrast, many emerging market countries are experiencing a return to comparatively high rates of growth. Confidence in global financial markets has been undermined by concerns about high sovereign debt levels in Europe and the U.S. Until these countries can begin credible programs to reduce their budgetary deficits, market unease and hesitation will remain. On a more positive note, even though the countries now enjoying the strongest recovery depend on exports to countries with trade deficits, these importing countries have resisted the temptation to damage world trade by erecting trade barriers.

The U.S. economy is subject to unusually high levels of uncertainty as it struggles to recover from a devastating financial crisis. Unemployment remains stubbornly high, due to what appears to be both cyclical and structural forces. Federal Reserve policy makers are considering novel approaches to provide support to the economy, and administration policy makers are debating additional stimulus measures. However, the high levels of debt owed both by U.S. consumers and the U.S. government limit their ability to engineer a stronger economic recovery.

The U.S. financial markets reflect the crosscurrents now impacting the U.S. economy. Today’s historically low interest rates reflect the Fed’s easy monetary policy and the demand for U.S. government debt by U.S. and overseas investors looking for a safe haven for investment. Despite a continued corporate earnings recovery, equity markets continue to reflect concern about the possibility of a “double dip” recession. Encouragingly, financial institutions are rebuilding their balance sheets and the financial reform legislation enacted this summer has the potential to address many of the most significant contributors to the financial crisis, although many details still have to be worked out.

In this difficult environment, your Nuveen investment team continues to seek sustainable investment opportunities and, at the same time, remains alert for potential risks that may result from a recovery still facing many headwinds. As your representative, the Nuveen Fund Board monitors the activities of each investment team to assure that all maintain their investment disciplines. As always, I encourage you to contact your financial consultant if you have any questions about your investment in a Nuveen Fund.

On behalf of the other members of your Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner

Chairman of the Board

October 21, 2010

Nuveen Investments	1

Portfolio Managers’ Comments

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Any reference to credit ratings for portfolio holdings refers to the highest rating assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”) such as Standard & Poor’s, Moody’s, or Fitch. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below investment grade. Holdings and ratings may change over time.

Portfolio managers John Miller and Scott Romans examine key investment strategies and the Funds’ performance during the six months ending August 31, 2010. John Miller, who has 17 years of investment experience, has managed the Nuveen California High Yield Municipal Bond Fund since its inception in 2006, while Scott Romans, who has ten years of investment experience, has managed the Nuveen California Municipal Bond Fund since 2003 and the Nuveen California Insured Municipal Bond Fund since 2005.

How did the Funds perform during the six-month reporting period?

The table on page three provides Class A Share total return performance information for the six-month, one-year, five-year and ten-year periods ending August 31, 2010. Each Fund’s total returns are compared with the performance of the national and California-specific Standard & Poor’s (S&P) indexes and a Lipper peer fund average.

Limited supply and strong demand for tax-exempt bonds provided a very constructive performance backdrop for the High Yield Fund. The Fund’s Class A Shares at net asset value outperformed all its comparative performance measures by very healthy margins during the six months ending August 31, 2010. The Nuveen California and California High Yield Fund’s Class A Shares at net asset value enjoyed good absolute performance in the strong investment environment for tax-exempt bonds. The Fund’s total returns trailed the California specific comparisons and outperformed the national S&P index. The Class A Shares at net asset value of the Insured Fund also turned in favorable absolute returns. The Fund outpaced the S&P Insured National Municipal Bond Index and the Lipper Single-State Insured Municipal Debt Funds Average, but trailed the S&P California Municipal Bond Index.

2	Nuveen Investments

1	The Standard & Poor’s (S&P) California Municipal Bond Index is an unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade California municipal bond markets. The Standard & Poor’s (S&P) California High Yield Municipal Bond Index is an unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. high yield municipal bond market. The Standard & Poor’s (S&P) National Municipal Bond Index is an unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment grade U.S. municipal bond markets. The Standard & Poor’s (S&P) Insured National Municipal Bond Index is an unleveraged, market value-weighted index designed to measure the insured segment performance of the tax-exempt, investment grade U.S. municipal bond markets. The index returns assume reinvestment of dividends, but do not account for management fees or sales charges. It is not possible to invest directly in an index.

2	The Lipper averages shown represent the average annualized total return for all reporting funds in the respective categories. The Lipper California Municipal Debt Funds Average contained 121, 121, 102 and 86 funds for the 6-month, 1-year, 5-year and 10-year periods, respectively, ended August 31, 2010. The Lipper Single-State Insured Municipal Debt Funds Average contained 58, 58, 55 and 53 funds, for the 6-month, 1-year, 5-year and 10-year periods, respectively, ended August 31, 2010. Lipper returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. A Lipper average is not available for direct investment.

Class A Shares – Average Annual Total Returns as of 8/31/10

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Nuveen California High Yield Municipal Bond Fund
A Shares at NAV	9.59%	22.42%	N/A	N/A
A Shares at Offer	4.93%	17.26%	N/A	N/A
Standard & Poor’s (S&P) California Municipal Bond Index[1]	6.71%	10.79%	4.56%	5.49%
Standard & Poor’s (S&P) High Yield Municipal Bond Index[1]	7.74%	23.35%	3.23%	5.41%
Standard & Poor’s (S&P) National Municipal Bond Index[1]	5.53%	10.19%	4.77%	5.67%
Lipper California Municipal Debt Funds Average[2]	6.29%	11.99%	3.52%	4.54%
Nuveen California Municipal Bond Fund
A Shares at NAV	6.15%	13.18%	3.74%	4.55%
A Shares at Offer	1.69%	8.45%	2.86%	4.10%
Standard & Poor’s (S&P) California Municipal Bond Index[1]	6.71%	10.79%	4.56%	5.49%
Standard & Poor’s (S&P) National Municipal Bond Index[1]	5.53%	10.19%	4.77%	5.67%
Lipper California Municipal Debt Funds Average[2]	6.29%	11.99%	3.52%	4.54%
Nuveen California Insured Municipal Bond Fund
A Shares at NAV	5.95%	11.16%	3.29%	4.44%
A Shares at Offer	1.48%	6.45%	2.41%	3.99%
Standard & Poor’s (S&P) California Municipal Bond Index[1]	6.71%	10.79%	4.56%	5.49%
Standard & Poor’s (S&P) Insured National Municipal Bond Index[1]	5.72%	10.21%	4.73%	5.80%
Lipper Single-State Insured Municipal Debt Funds Average[2]	4.81%	8.52%	3.80%	4.53%

Returns quoted represent past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Class A Shares have a maximum 4.20% sales charge. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Returns may reflect a contractual agreement between certain Funds and the investment adviser to waive certain fees and expenses; see Notes to Financial Statements, Footnote 7 — Management Fees and Other Transactions with Affiliates for more information. In addition, returns may reflect a voluntary expense limitation by the Funds’ investment adviser that may be modified or discontinued at any time without notice. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Please see each Fund’s Spotlight Page later in this report for more complete performance data and expense ratios.

Nuveen Investments	3

Nuveen California High Yield Municipal Bond Fund

The Nuveen California High Yield Municipal Bond Fund enjoyed strong results over the period. A big factor behind its outperformance was the favorable balance between the supply and demand of California tax-exempt securities.

On the supply side, tax-exempt municipal bond issuance in California was down 7% on a year-over-year basis during the six-month period. Supply was severely constrained because of the ongoing impact of the Build America Bond (BAB) program. BABs are taxable municipal bonds created as part of the February 2009 federal economic stimulus package. Because the program offers an attractive federal subsidy to issuers of BABs, it has managed to replace much of the issuance that typically would have come to market as traditional tax-exempt debt.

At the same time, the demand for tax-exempt bonds stayed robust, as investors replaced bonds that matured or were called, added to their existing municipal bond fund investments, and recognized the potential for higher state or federal income tax rates in the future. This combination of solid demand and reduced supply drove the prices of municipal bonds higher and pushed their yields downward (bond prices and yields move in opposite directions).

Besides the favorable supply and demand trends, tax-exempt bonds also benefited from an environment of low and declining interest rates. Early in 2010, many bond investors were concerned that a recovering economy could lead to inflation — which would reduce the value of bonds’ future income payments. As the year progressed, however, the prospects for a quick, robust economic recovery faded and inflation worries eased. This caused interest rates on bonds of all maturities — especially longer bonds — to trend downward from already-low levels.

The other important positive factor for investors in high-yield municipal bonds was the stable environment for issuers with lower credit ratings. Despite concerns about the financial situation in California and local governments around the state, debt defaults were very rare. As investors became more confident in the ability of issuers to meet their debt obligations, they became more willing to take on credit risk in search of higher income amid very low interest rates. This caused credit spreads — meaning the extra income investors demanded for investing in lower-rated securities — to narrow.

Compared with the national S&P High-Yield Municipal Bond Index, the Fund benefited from a somewhat longer duration, meaning that our portfolio was helped to a greater degree by holding more longer-maturity bonds in this period of declining interest-rates. Our best relative performers included a variety of health care bonds with credit ratings ranging from BBB to AA. Special-taxing district bonds were another source of outperformance. These land development bonds had been priced relatively low because of concerns about the health of the real estate market, but we were willing to invest in them because we felt the bonds’ risks were amply reflected in the securities’ low prices. As the period progressed, investors came to share this assessment and the bonds appreciated throughout the period.

Another positive factor was our relatively small allocation to tobacco bonds. In all, these bonds turned in slightly positive returns but nevertheless lagged the market, and our limited exposure to this category boosted our performance relative to the national high yield market.

4	Nuveen Investments

The vast majority of the portfolio’s investments continued to meet their debt obligations during the period, which was very helpful for performance. We believe it is a testament to the disciplined research and analysis of Nuveen’s credit research team that the Fund had almost no exposure to issuers facing serious financial challenges. There were only two exceptions—we owned one position in a BB-rated bond issue for a sewage sludge processing facility and another holding in a non-rated special taxing district bond issue. Both of these bond issues lost value because of investors’ concerns about their issuers’ credit quality. However, because these securities made up less than 5.3% of the overall portfolio, they had only a minor negative impact on our returns in what was otherwise a particularly strong period of results.

Nuveen California Municipal Bond Fund

The portfolio’s credit quality was, by far, the most helpful factor for the Fund’s performance relative to the California S&P index. Many of our portfolio holdings were bonds we bought at very low prices during the depths of the financial crisis in late 2008. Since then, investors have become more tolerant of credit risk and more willing to buy lower-rated debt. Over time, this has caused credit spreads to narrow, and the trend greatly helped our lower-rated positions, especially those we bought at depressed values several years ago. Our exposure to BBB-rated bonds — roughly 17% of the portfolio at period end — was the biggest credit-related positive, followed by our overall allocation to non-rated bonds. Additionally, the Fund had a fairly small weighting in AA-rated debt compared with the national market, which also contributed to favorable performance. Because of these bonds’ higher degree of credit quality, they did not benefit to the same extent as lower-rated issues when credit spreads narrowed.

In contrast, sector selection was a minor negative for our performance. The sector decision which cost the Fund most relative to its index was an underweight position in state general obligation (GO) bonds. In California, GO bonds issued by the state constitute roughly a quarter of total bonds issued from within the state. Despite ongoing uncertainty about the resolution of the state’s budget crisis, state GO bonds outperformed the market in general; credit spreads narrowed as the state dramatically curtailed its issuance of new bonds relative to record amount of bonds it issued in the fourth quarter of 2009. In addition to an underweight in state GOs, performance was also negatively impacted by an slight overweight to bonds in the utilities sector.

Nuveen California Insured Municipal Bond Fund

Relative to the California insured municipal market, the most helpful performance factor for the Fund during the period was our duration positioning. Specifically, we benefited from being less exposed to shorter-duration bonds, whose reduced sensitivity to falling interest rates was a detriment to performance, while we had moderately higher exposure to longer-dated bonds, which gained the most from the downward move in rates.

The Fund had a small stake in non-insured bonds — another helpful factor for relative performance. The Fund can invest up to 20% of the portfolio’s assets in uninsured bonds, including some positions rated among the lowest tiers of the investment-grade category. Compared to the S&P Insured National Municipal Bond Index, we were slightly overweighted in BBB-rated and A-rated debt, which helped our results as lower-rated bonds did much better than their higher-rated counterparts.

Nuveen Investments	5

On the other hand, the Fund’s sector positioning detracted modestly from relative performance. We were overweighted in multi-family housing bonds, for example, which lagged the market as investors worried about these securities’ prepayment risks. We also had increased exposure to a number of struggling health care bonds, further detracting from our performance.

What strategies were used to manage the Funds?

Nuveen California High Yield Municipal Bond Fund

Over this period, we continued to follow the management philosophy we’ve used since the Fund’s inception. In addition to the ongoing evaluation and surveillance of our existing holdings to ensure our comfort with their credit performance potential quality, we used new investment inflows to purchase municipal bonds we believed offered particularly good total return potential relative to their risks. We also sought to manage the portfolio’s overall risk by preserving diversification — keeping individual position sizes modest and trying to maintain exposure to municipal securities across multiple economic sectors and regions of California.

During the period, we found what we believed were attractive investment opportunities in a variety of sectors, including health care and special-taxing district bonds. Another area in which we found compelling prospects was in California public works bonds, which have a general obligation component — meaning their interest payments are secured by state revenues. This makes these bonds somewhat vulnerable to California’s well-publicized budget challenges, which contributed to their relatively low prices during the period. However, we noted that these securities were reasonably high on the priority scale in terms of their repayment. In addition, California’s budget problems, while still serious, eased in the first half of 2010, with revenue collections showing some improvement. These factors, combined with our view that public works bonds were very favorably priced relative to their risks, encouraged us to establish a meaningful position in the securities.

We also saw opportunities to buy tobacco bonds at what we felt were attractive prices. As we mentioned earlier, tobacco bonds — whose interest payments are ultimately secured by the revenues of tobacco companies — underperformed during the period. However, we believed further drops in tobacco usage were already well priced into the bonds, alleviating the financial risk for our shareholders. When these bonds declined, we added minimally to our small position during the period.

Many of the bonds we added to the portfolio were rated BBB, partly because we believed these bonds would continue to be financially stable while providing historically above-average yields. In addition, there continued to be significant supply of BBB-rated bonds in California — providing a good supply/demand balance for investors. With plentiful supply, we could be highly selective in choosing the bonds with the greatest total return potential, and we utilized our careful credit research to identify those we believed had a very low probability of default in the future.

Nuveen California Municipal Bond Fund

We made few changes to the portfolio during the period. As credit spreads narrowed and interest rates remained low, we felt that the older bonds already in the portfolio generally

6	Nuveen Investments

offered better performance potential than bonds issued more recently with lower yields and less compelling prices relative to their risk.

Two areas of opportunity early in the reporting period were in State of California general obligation (GO) bonds and appropriation debt bonds (known as California Public Works bonds). We began buying these securities in the months leading up to this most recent reporting period, and we continued to do so in the first three months of this period. Because of the state’s ongoing financial challenges and the ample supply of California-issued debt in the fourth quarter of 2009, we took advantage of these bonds’ higher yields. As the period progressed, issuance from state government eased considerably, causing credit spreads to tighten. Our holdings in state GO bonds had a positive impact on the Fund’s performance. We held onto our position in these securities throughout the period because we believed they offered good value relative to new bonds available in the marketplace.

Other purchases during the period included several health care district bonds backed by tax revenues. Many of these securities were offering yields comparable to those of lower-rated hospitals but provided the increased security of GO debt because of the taxing authority behind the interest payments. We also saw opportunities to buy local GO bonds at good prices. These bonds generally present investors with more credit risk than state-level GO debt, so we invested only in those securities we believed were financially stable.

New purchases were generally funded through investment activity into the portfolio. Other proceeds came from bond calls, as well as the sale of some higher-rated health care bonds and other lower-rated holdings that had enjoyed substantial appreciation but whose future performance prospects we saw as limited.

Nuveen California Insured Municipal Bond Fund

Our purchase activity in the Insured Fund was minimal during the period, consisting of just three new additions: a small position in BBB-rated health care bonds, a AA-rated hospital bond purchase and health-care district GO bonds offering good yields relative to their credit risk, in our opinion.

The minimal trading activity was partly related to the favorable market conditions we described earlier — as interest rates and credit spreads fell, in most cases it made little sense to sell seasoned positions for newer, less attractively valued bonds. Another factor was specific to this Fund — it has become more difficult in recent years to find appropriate insured bonds at the time of purchase (which must make up 80% of the portfolio). In fact, all three of the new purchases were non-insured bonds rated investment grade, which went into our non-insured “basket” of securities that made up 9.5% of the portfolio’s net assets at the end of the period. We will continue to monitor the California municipal marketplace for opportunities to purchase insured and non-insured bonds at good values.

Recent Changes to Investment Policies of Nuveen Insured Funds

Effective April 29, 2010, the Nuveen California Insured Fund’s investment policy provides under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and

Nuveen Investments	7

interest thereon. In addition, under normal circumstances, the municipal securities in which the Fund invests will be, at the time of purchase, (i) rated BBB/Baa or better by an Nationally Recognized Statistical Rating Organization (NRSRO) or covered by insurance from insurers with a claims-paying ability rated BBB/Baa or better by an NRSRO; (ii) unrated, but judged to be of comparable quality by the Fund’s investment adviser; or (iii) backed by an escrow or trust account containing sufficient U.S. Government or U.S. government agency securities to ensure timely payment of principal and interest.

The Fund’s Board of Trustees approved these changes in response to the continuing challenges faced by municipal bond insurers. The changes to the Fund’s investment policies are intended to increase the Fund’s investment flexibility in pursuing its investment objective, while retaining the insured nature of its portfolio.

Dividend Information

During the reporting period, the Class I Shares of the Nuveen California Insured Municipal Bond Fund experienced a dividend increase in August 2010. There were no other dividend changes to any of the Funds.

Each Fund seeks to pay dividends at a rate that reflects the past and projected performance of the Fund. To permit a Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund’s net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders. As of August 31, 2010, all three Funds had positive UNII balances, based upon our best estimate, for tax purposes and positive UNII balances financial reporting purposes.

8	Nuveen Investments

Fund Spotlight as of 8/31/10 Nuveen California High Yield Municipal Bond Fund

Quick Facts
	A Shares[1]	C Shares	I Shares
Fund Symbols	NCHAX	NCHCX	NCHRX
Net Asset Value (NAV)	$8.37	$8.37	$8.36
Latest Dividend[2]	$0.0405	$0.0370	$0.0420
Latest Ordinary Income Distribution[3]	$0.0030	$0.0030	$0.0030
Inception Date	3/28/06	3/28/06	3/28/06

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a backend sales charge, if redeemed within twelve months of purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect an expense limitation by the Fund’s investment adviser.

Average Annual Total Returns as of 8/31/10

A Shares	NAV	Offer
1-Year	22.42%	17.26%
Since Inception	1.43%	0.45%

C Shares	NAV
1-Year	21.79%
Since Inception	0.87%

I Shares	NAV
1-Year	22.55%
Since Inception	1.60%
Tax-Free Yields

A Shares	NAV	Offer
Dividend Yield[4]	5.81%	5.56%
30-Day Yield[4]	6.11%	—
SEC 30-Day Yield[4,5]	—	5.85%
Taxable-Equivalent Yield[5,6]	9.39%	8.99%

C Shares	NAV
Dividend Yield[4]	5.30%
30-Day Yield[4]	5.56%
Taxable-Equivalent Yield[6]	8.54%

I Shares	NAV
Dividend Yield[4]	6.03%
SEC 30-Day Yield[4]	6.34%
Taxable-Equivalent Yield[6]	9.74%

Average Annual Total Returns as of 9/30/10

A Shares	NAV	Offer
1-Year	10.14%	5.55%
Since Inception	1.46%	0.50%

C Shares	NAV
1-Year	9.57%
Since Inception	0.90%

I Shares	NAV
1-Year	10.53%
Since Inception	1.66%

Portfolio Statistics
Net Assets ($000)	$130,540
Average Effective Maturity on Securities (Years)	24.98
Average Duration	10.23

Expense Ratios

Share Class	Gross Expense Ratios
Class A	0.94%
Class C	1.49%
Class I	0.74%

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses but excluding interest expense on floating rate obligations, if any. The expense ratios are those shown in the most recent Fund prospectus.

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Spotlight page.

1	Class B Shares are no longer available through an exchange from another Nuveen fund and were converted to Class A Shares after the close of business on June 26, 2010.

2	Paid September 1, 2010. This is the latest monthly tax-exempt dividend declared during the six-month period ended August 31, 2010. Effective April 1, 2010, the Fund changed its declaration, record and ex-dividend date to daily. The Fund will continue to pay dividends monthly. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Dividends and Distributions to Shareholders for further information.

3	Paid November 12, 2009. Ordinary income is subject to federal taxation.

4	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

5	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

6	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a combined federal and state income tax rate of 34.9%.

Nuveen Investments	9

Fund Spotlight (continued) as of 8/31/10 Nuveen California High Yield Municipal Bond Fund

Bond Credit Quality1

Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

Portfolio Composition[1]
Tax Obligation/Limited	42.8%
Health Care	14.2%
Education and Civic Organizations	10.8%
Transportation	6.8%
Utilities	4.9%
Tax Obligation/General	4.7%
Consumer Staples	4.3%
Other	11.5%

1	As a percentage of total investments, excluding investments in derivatives, as of August 31, 2010. Holdings are subject to change.

Risk Considerations

Investing in municipal bonds involves interest rate risk, the risk that interest rates will rise, causing bond prices to fall; and credit risk, the risk that an issuer of a municipal bond will be unable to make interest and principal payments. Because the Fund invests in lower rated municipal bonds from California, commonly referred to as high yield or junk bonds, which are considered to be speculative, the credit risk and investment risk is heightened for the Fund. As with any mutual fund, possible loss of principal is also a risk.

An investor should carefully consider the Fund’s objectives, risks, charges and expenses before investing. For a prospectus containing this and other information about the Fund, please contact your financial advisor or Nuveen Investments at (800) 257-8787. Read the prospectus carefully before you invest or send money.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as up-front and back-end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

				Hypothetical Performance
	Actual Performance			(5% annualized return before expenses)
	A Shares	C Shares	I Shares	A Shares	C Shares	I Shares
Beginning Account Value (3/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (8/31/10)	$1,095.90	$1,093.10	$1,097.30	$1,020.77	$1,018.00	$1,021.78
Expenses Incurred During Period	$4.65	$7.54	$3.59	$4.48	$7.27	$3.47

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .88%, 1.43% and .68% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10	Nuveen Investments

Fund Spotlight as of 8/31/10 Nuveen California Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	I Shares
Fund Symbols	NCAAX	NCBBX	NCACX	NCSPX
Net Asset Value (NAV)	$10.17	$10.16	$10.14	$10.15
Latest Dividend[1]	$0.0375	$0.0315	$0.0330	$0.0390
Inception Date	9/07/94	3/07/97	9/19/94	7/01/86
Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a backend sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect an expense limitation by the Fund’s investment adviser.

Average Annual Total Returns as of 8/31/10

A Shares	NAV	Offer
1-Year	13.18%	8.45%
5-Year	3.74%	2.86%
10-Year	4.55%	4.10%

B Shares	w/o CDSC	w/CDSC
1-Year	12.38%	8.38%
5-Year	2.97%	2.80%
10-Year	3.94%	3.94%

C Shares	NAV
1-Year	12.62%
5-Year	3.17%
10-Year	3.97%

I Shares	NAV
1-Year	13.41%
5-Year	3.93%
10-Year	4.75%
Tax-Free Yields

A Shares	NAV	Offer
Dividend Yield[2]	4.42%	4.24%
30-Day Yield[2]	3.95%	—
SEC 30-Day Yield[2,3]	—	3.78%
Taxable-Equivalent Yield[3,4]	6.07%	5.81%

B Shares	NAV
Dividend Yield[2]	3.72%
30-Day Yield[2]	3.20%
Taxable-Equivalent Yield[4]	4.92%

C Shares	NAV
Dividend Yield[2]	3.91%
30-Day Yield[2]	3.42%
Taxable-Equivalent Yield[4]	5.25%

I Shares	NAV
Dividend Yield[2]	4.61%
SEC 30-Day Yield[2]	4.15%
Taxable-Equivalent Yield[4]	6.37%

Average Annual Total Returns as of 9/30/10

A Shares	NAV	Offer
1-Year	6.40%	1.91%
5-Year	3.92%	3.02%
10-Year	4.63%	4.18%

B Shares	w/o CDSC	w/CDSC
1-Year	5.64%	1.64%
5-Year	3.15%	2.98%
10-Year	4.01%	4.01%

C Shares	NAV
1-Year	5.84%
5-Year	3.35%
10-Year	4.06%

I Shares	NAV
1-Year	6.60%
5-Year	4.15%
10-Year	4.85%

Portfolio Statistics
Net Assets ($000)	$308,300
Average Effective Maturity on Securities (Years)	18.52
Average Duration	5.99

Expense Ratios

Share Class	Gross Expense Ratios
Class A	0.85%
Class B	1.60%
Class C	1.40%
Class I	0.65%

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses but excluding interest expense on floating rate obligations, if any. The expense ratios are those shown in the most recent Fund prospectus.

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Spotlight page.

1	Paid September 1, 2010. This is the latest monthly tax-exempt dividend declared during the six-month period ended August 31, 2010. Effective April 1, 2010, the Fund changed its declaration, record and ex-dividend date to daily. The Fund will continue to pay dividends monthly. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Dividends and Distributions to Shareholders for further information.

2	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

3	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

4	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a combined federal and state income tax rate of 34.9%.

Nuveen Investments	11

Fund Spotlight (continued) as of 8/31/10 Nuveen California Municipal Bond Fund

Bond Credit Quality1

Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

Portfolio Composition[1]
Tax Obligation/Limited	26.4%
Health Care	19.8%
Tax Obligation/General	15.0%
U.S. Guaranteed	8.9%
Utilities	6.7%
Transportation	4.6%
Consumer Staples	4.5%
Other	14.1%

1	As a percentage of total investments as of August 31, 2010. Holdings are subject to change.

Risk Considerations

Investing in municipal bonds involves interest rate risk, the risk that interest rates will rise, causing bond prices to fall; and credit risk, the risk that an issuer of a municipal bond will be unable to make interest and principal payments. As with any mutual fund, possible loss of principal is also a risk.

An investor should carefully consider the Fund’s objectives, risks, charges and expenses before investing. For a prospectus containing this and other information about the Fund, please contact your financial advisor or Nuveen Investments at (800) 257-8787. Read the prospectus carefully before you invest or send money.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as up-front and back-end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)
	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (3/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (8/31/10)	$1,061.50	$1,056.60	$1,057.70	$1,061.50	$1,020.97	$1,017.19	$1,018.20	$1,021.98
Expenses Incurred During Period	$4.36	$8.24	$7.21	$3.33	$4.28	$8.08	$7.07	$3.26

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .84%, 1.59%, 1.39% and .64% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

12	Nuveen Investments

Fund Spotlight as of 8/31/10 Nuveen California Insured Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	I Shares
Fund Symbols	NCAIX	NCABX	NCAKX	NCIBX
Net Asset Value (NAV)	$10.37	$10.40	$10.32	$10.39
Latest Dividend[1]	$0.0345	$0.0285	$0.0300	$0.0365
Inception Date	9/07/94	3/07/97	9/13/94	7/01/86

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a backend sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect an expense limitation by the Fund’s investment adviser.

Average Annual Total Returns as of 8/31/10

A Shares	NAV	Offer
1-Year	11.16%	6.45%
5-Year	3.29%	2.41%
10-Year	4.44%	3.99%

B Shares	w/o CDSC	w/CDSC
1-Year	10.34%	6.34%
5-Year	2.52%	2.35%
10-Year	3.82%	3.82%

C Shares	NAV
1-Year	10.51%
5-Year	2.72%
10-Year	3.87%

I Shares	NAV
1-Year	11.34%
5-Year	3.51%
10-Year	4.65%
Tax-Free Yields

A Shares	NAV	Offer
Dividend Yield[2]	3.99%	3.83%
30-Day Yield[2]	3.68%	—
SEC 30-Day Yield[2,3]	—	3.53%
Taxable-Equivalent Yield[3,4]	5.65%	5.42%

B Shares	NAV
Dividend Yield[2]	3.29%
30-Day Yield[2]	2.94%
Taxable-Equivalent Yield[4]	4.52%

C Shares	NAV
Dividend Yield[2]	3.49%
30-Day Yield[2]	3.14%
Taxable-Equivalent Yield[4]	4.82%

I Shares	NAV
Dividend Yield[2]	4.22%
SEC 30-Day Yield[2]	3.88%
Taxable-Equivalent Yield[4]	5.96%

Average Annual Total Returns as of 9/30/10

A Shares	NAV	Offer
1-Year	4.60%	0.22%
5-Year	3.44%	2.55%
10-Year	4.50%	4.05%

B Shares	w/o CDSC	w/CDSC
1-Year	3.84%	-0.16%
5-Year	2.66%	2.49%
10-Year	3.86%	3.86%

C Shares	NAV
1-Year	4.06%
5-Year	2.87%
10-Year	3.93%

I Shares	NAV
1-Year	4.89%
5-Year	3.64%
10-Year	4.71%

Portfolio Statistics
Net Assets ($000)	$192,745
Average Effective Maturity on Securities (Years)	19.09
Average Duration	6.00

Expense Ratios

Share Class	Gross Expense Ratios
Class A	0.86%
Class B	1.61%
Class C	1.41%
Class I	0.66%

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses but excluding interest expense on floating rate obligations, if any. The expense ratios are those shown in the most recent Fund prospectus.

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Spotlight page.

1	Paid September 1, 2010. This is the latest monthly tax-exempt dividend declared during the six-month period ended August 31, 2010. Effective April 1, 2010, the Fund changed its declaration, record and ex-dividend date to daily. The Fund will continue to pay dividends monthly. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Dividends and Distributions to Shareholders for further information.

2	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

3	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

4	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a combined federal and state income tax rate of 34.9%.

Nuveen Investments	13

Fund Spotlight (continued) as of 8/31/10 Nuveen California Insured Municipal Bond Fund

Bond Credit Quality1

Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

Portfolio Composition[1]
Tax Obligation/General	26.4%
Tax Obligation/Limited	24.0%
Health Care	11.9%
Transportation	9.9%
Housing/Single Family	5.3%
Education and Civic Organizations	5.1%
Utilities	5.0%
Other	12.4%

Insurers[2,3]
NPFG[4]	40.4%
AMBAC	26.4%
AGM	15.6%
FGIC	13.7%
SYNCORA GTY	3.9%

1	As a percentage of total investments as of August 31, 2010. Holdings are subject to change.

2	As a percentage of total Insured investments as of August 31, 2010. Holdings are subject to change.

3	The Fund intends to invest at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Insurance for more information. As of August 31, 2010, the Fund includes 94% (as a % of total investments) of Insured securities.

4	MBIA’s public finance subsidiary.

Risk Considerations

Investing in municipal bonds involves interest rate risk, the risk that interest rates will rise, causing bond prices to fall; and credit risk, the risk that an issuer of a municipal bond will be unable to make interest and principal payments. As with any mutual fund, possible loss of principal is also a risk.

An investor should carefully consider the Fund’s objectives, risks, charges and expenses before investing. For a prospectus containing this and other information about the Fund, please contact your financial advisor or Nuveen Investments at (800) 257-8787. Read the prospectus carefully before you invest or send money.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as up-front and back-end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)
	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (3/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (8/31/10)	$1,059.50	$1,055.60	$1,055.90	$1,060.40	$1,020.97	$1,017.19	$1,018.20	$1,021.98
Expenses Incurred During Period	$4.36	$8.24	$7.20	$3.32	$4.28	$8.08	$7.07	$3.26

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .84%, 1.59%, 1.39% and .64% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

14	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund

August 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 1.9%

$285	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Third Tier Series 2001C, 9.750%, 1/01/26	1/11 at 100.00	N/R	$285,225

1,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-2, 5.500%, 1/01/36 – ACA Insured	1/16 at 100.00	B–	672,720

1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37	12/17 at 100.00	N/R	737,470

500	Morongo Band of Mission Indians, California, Enterprise Revenue Bonds, Series 2008B, 6.500%, 3/01/28	3/18 at 100.00	N/R	482,065

385	Norfolk Economic Development Authority, Virginia, Empowerment Zone Facility Revenue Bonds, BBL Old Dominion University LLC Project Revenue Bonds, Series 2006B, 5.625%, 11/01/15 (Alternative Minimum Tax)	No Opt. Call	N/R	337,310
3,170	Total Consumer Discretionary			2,514,790
	Consumer Staples – 4.2%

1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series 2007A, 5.000%, 6/01/47	6/17 at 100.00	N/R	649,130

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
1,750	5.000%, 6/01/33	6/17 at 100.00	BBB	1,386,070
1,350	5.125%, 6/01/47	6/17 at 100.00	BBB	913,505
2,600	5.750%, 6/01/47	6/17 at 100.00	BBB	1,947,582

	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A:
50	5.000%, 6/01/37	6/14 at 100.00	BBB	38,770
750	5.125%, 6/01/46	6/14 at 100.00	BBB	499,185
7,500	Total Consumer Staples			5,434,242
	Education and Civic Organizations – 10.5%

1,325	California Educational Facilities Authority, Revenue Bonds, California Lutheran University, Refunding Series 2008, 5.750%, 10/01/38	10/18 at 100.00	Baa1	1,378,742

1,065	California Educational Facilities Authority, Revenue Bonds, Dominican University, Series 2006, 5.000%, 12/01/36	12/16 at 100.00	Baa3	991,398

75	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series 2005A, 5.000%, 10/01/35	10/15 at 100.00	A3	75,314

1,250	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Tender Option Bond Trust 3144, 17.838%, 10/01/16 (IF)	No Opt. Call	AA+	1,665,900

100	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006, 5.000%, 11/01/36	11/15 at 100.00	A2	101,218

1,165	California Educational Facilities Authority, Revenue Bonds, Woodbury University, Series 2006, 5.000%, 1/01/30	1/15 at 100.00	BBB–	1,125,693

1,000	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Education Foundation Project, Series 2006A, 5.250%, 6/01/36	6/16 at 100.00	BBB–	923,070

1,335	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A, 7.000%, 10/01/39	No Opt. Call	N/R	1,347,990

2,000	California Municipal Finance Authority, Revenue Refunding Bonds, Biola University, Series 2008A, 5.875%, 10/01/34	4/18 at 100.00	Baa1	2,115,700

500	California Statewide Community Development Authority, Revenue Bonds, California Baptist University, Series 2007A, 5.500%, 11/01/38	No Opt. Call	N/R	435,145

1,065	California Statewide Community Development Authority, Revenue Bonds, Drew School, Series 2007, 5.300%, 10/01/37	10/15 at 102.00	N/R	874,056

200	California Statewide Community Development Authority, Revenue Bonds, International School of the Peninsula, Palo Alto, California, Series 2006, 5.000%, 11/01/29	11/16 at 100.00	N/R	163,398

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund (continued)

August 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$400	California Statewide Community Development Authority, Revenue Bonds, Montessori in Redlands School, Series 2007A, 5.125%, 12/01/36	12/16 at 100.00	N/R	$312,796

100	California Statewide Community Development Authority, Revenue Bonds, Viewpoint School, Series 2004, 5.000%, 10/01/28 – ACA Insured	10/14 at 100.00	BBB	92,798

200	Hawaii State Department of Budget and Finance, Private School Revenue Bonds, Montessori of Maui, Series 2007, 5.500%, 1/01/37	2/17 at 100.00	N/R	170,476

600	La Vernia Education Financing Corporation, Texas, Charter School Revenue Bonds, Riverwalk Education Foundation, Series 2007A, 5.450%, 8/15/36	8/11 at 100.00	N/R	498,696

100	Pima County Industrial Development Authority, Arizona, Choice Education and Development Charter School Revenue Bonds, Series 2006, 6.375%, 6/01/36	6/16 at 100.00	N/R	88,008

65	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Paradise Education Center Charter School, Series 2006, 6.000%, 6/01/36	6/16 at 100.00	BB	53,062

395	Pingree Grove Village, Illinois, Charter School Revenue Bonds, Cambridge Lakes Learning Center, Series 2007, 6.000%, 6/01/36	6/16 at 102.00	N/R	343,484

1,060	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006, 5.000%, 9/01/34	9/15 at 102.00	Baa3	966,190
14,000	Total Education and Civic Organizations			13,723,134
	Energy – 0.4%

500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series 2007, 4.700%, 7/01/22 (Alternative Minimum Tax)	1/15 at 100.00	Baa3	466,005
	Health Care – 13.9%

50	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist Health System/West, Series 2003A, 5.000%, 3/01/33	3/13 at 100.00	A	49,866

1,040	California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community Hospital, Series 1993, 5.750%, 5/15/15 (4)	11/10 at 100.00	N/R	689,042

1,625	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital Los Angeles, Series 2010A, 5.250%, 7/01/38 – AGC Insured	7/20 at 100.00	AAA	1,678,463

2,000	California Municipal Finance Authority, Certificates of Participation, Community Hospitals of Central California Obligated Group, Series 2009, 5.500%, 2/01/39	2/19 at 100.00	Baa2	1,991,060

1,000	California Municipal Financing Authority, Certificates of Participation, Community Hospitals of Central California, Series 2007, 5.250%, 2/01/27	2/17 at 100.00	Baa2	1,004,820

1,000	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554, 18.104%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AAA	1,163,240

1,000	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health System, Series 2007A, 5.125%, 7/15/31	7/17 at 100.00	N/R	899,850

2,000	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of Los Angeles, Series 2007, 5.000%, 8/15/47	8/17 at 100.00	BBB+	1,736,320

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
750	5.250%, 7/01/30	7/15 at 100.00	BBB	691,740
515	5.250%, 7/01/35	7/15 at 100.00	BBB	461,749
495	5.000%, 7/01/39	7/15 at 100.00	BBB	420,300

715	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3048, 17.894%, 11/15/32 (IF)	5/18 at 100.00	Aa3	759,301

	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3102:
375	18.100%, 11/15/46 (IF)	11/16 at 100.00	Aa3	395,153
1,285	18.104%, 11/15/48 (IF)	5/18 at 100.00	Aa3	1,364,619

1,490	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38	12/17 at 100.00	BBB	1,708,106

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$1,060	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A, 7.000%, 11/01/35	11/20 at 100.00	BBB–	$1,114,145

100	Sierra Kings Health Care District, Fresno County, California, Revenue Bonds, Series 2006A, 5.750%, 12/01/36	12/16 at 100.00	N/R	60,458

2,000	Tulare Local Health Care District, California, Revenue Bonds, Series 2007, 5.200%, 11/01/32	11/17 at 100.00	N/R	1,879,660

60	Weatherford Hospital Authority, Oklahoma, Sales Tax Revenue Bonds, Series 2006, 6.000%, 5/01/31	5/16 at 103.00	N/R	54,955
18,560	Total Health Care			18,122,847
	Housing/Multifamily – 3.0%

400	California Municipal Finance Authority, Revenue Bonds, University Students Coop Association, Series 2007, 4.750%, 4/01/27	4/17 at 100.00	BBB–	378,016

1,000	California Statewide Community Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2007, 5.625%, 6/01/33	6/17 at 102.00	N/R	888,030

380	California Statewide Community Development Authority, Multifamily Housing Revenue Bonds, Magnolia City Lights, Series 1999X, 6.650%, 7/01/39	7/11 at 100.00	N/R	370,587

120	Multifamily Housing Revenue Bond Pass-Through Certificates, California, Series 2001-17, Stanford Arms Seniors Apartments 01-P2, 5.750%, 11/01/34 (Mandatory put 11/01/16) (Alternative Minimum Tax)	12/11 at 100.00	N/R	120,331

1,250	Richmond, California, Joint Powers Financing Agency Multifamily Housing Revenue Bonds, Westridge Hilltop Apartments, Series 2007, 5.000%, 12/15/33	12/12 at 100.00	Baa1	1,091,313

742	Ventura County Area Housing Authority, California, Mira Vista Senior Apartments Project, Junior Subordinate Series 2006C, 6.500%, 12/01/39 (Mandatory put 7/01/16) (Alternative Minimum Tax)	No Opt. Call	N/R	686,625

485	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place, Series 2007A, 6.300%, 7/01/37	7/17 at 100.00	N/R	433,925
4,377	Total Housing/Multifamily			3,968,827
	Housing/Single Family – 0.6%

500	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2007E, 4.800%, 8/01/37 (Alternative Minimum Tax)	2/17 at 100.00	A	415,710

600	California Housing Finance Agency, Home Mortgage Revenue Bonds, Tender Option Bond Trust 3206, 7.974%, 2/01/24 (Alternative Minimum Tax) (IF)	2/16 at 100.00	A	372,522
1,100	Total Housing/Single Family			788,232
	Industrials – 1.0%

65	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)	1/16 at 102.00	BBB	66,477

1,000	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax)	No Opt. Call	BB	552,820

250	California Statewide Communities Development Authority, Sewer and Solid Waste Disposal Facilities Revenue Bonds, Anheuser Busch Project, Series 2007, 4.800%, 9/01/46 (Alternative Minimum Tax)	3/12 at 100.00	BBB+	234,763

250	Kootenai County Industrial Development Corporation, Idaho, Industrial Development Revenue Bonds, Coeur d’Alene Fiber Fuels, Inc., Series 2006, 6.750%, 12/01/26 (5)	12/16 at 100.00	N/R	155,195

100	Louisiana Local Government Environmental Facilities and Community Development Authority, Carter Plantation Hotel Project Revenue Bonds, Series 2006A, 6.000%, 9/01/36 (5)	9/16 at 100.00	N/R	49,992

750	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax) (4)	7/17 at 102.00	N/R	265,253
2,415	Total Industrials			1,324,500

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund (continued)

August 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care – 3.9%

$1,040	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series 2009, 8.500%, 11/01/39	11/19 at 100.00	Baa1	$1,128,691

1,500	California Statewide Communities Development Authority, Revenue Bonds, Inland Regional Center Project, Series 2007, 5.375%, 12/01/37	12/17 at 100.00	Baa1	1,422,900

1,000	California Statewide Community Development Authority, Revenue Bonds, Hollenbeck Palms, Magnolia Assisted Living, Series 2007A, 4.600%, 2/01/37 – RAAI Insured (Alternative Minimum Tax)	2/17 at 100.00	N/R	839,220

1,000	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care, Lenbrook Square Project, Series 2006A, 5.125%, 7/01/37	7/17 at 100.00	N/R	678,070

50	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, CDF Healthcare of Louisiana LLC, Series 2006A, 7.000%, 6/01/36	6/16 at 101.00	N/R	46,306

1,000	San Diego County, California, Certificates of Participation, San Diego-Imperial Counties Developmental Services Foundation Project, Series 2002, 5.500%, 9/01/27	9/12 at 100.00	Baa1	1,003,370
5,590	Total Long-Term Care			5,118,557
	Tax Obligation/General – 4.6%

395	Bessemer, Alabama, General Obligation Warrants, Series 2007, 6.500%, 2/01/37	2/17 at 102.00	N/R	293,382

1,500	California, General Obligation Bonds, Various Purpose Series 2009, 5.500%, 11/01/39	11/19 at 100.00	A1	1,612,140

725	Guam Government, General Obligation Bonds, 2009 Series A, 7.000%, 11/15/39	No Opt. Call	B+	811,942

500	Guam, General Obligation Bonds, Series 2007A, 5.250%, 11/15/37	11/17 at 100.00	B+	484,480

250	Palomar Pomerado Health, California, General Obligation Bonds, Tender Option Bond Trust 4683, 17.938%, 8/01/37 – NPFG Insured (IF) (6)	8/17 at 100.00	AA	272,440

1,500	Tahoe Forest Hospital District, Placer and Nevada Counties, California, General Obligation Bonds, Tender Option Bond Trust 11863, 17.290%, 8/01/34 (IF)	8/18 at 100.00	Aa3	1,625,580

2,295	William S. Hart Union High School District, Los Angeles County, California, General Obligation Bonds, Election 2001 Series 2005B, 0.000%, 9/01/27 – AGM Insured	No Opt. Call	AAA	929,819
7,165	Total Tax Obligation/General			6,029,783
	Tax Obligation/Limited – 41.9%

1,000	Azusa Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged West End Development, Series 2007B, 5.300%, 8/01/36	No Opt. Call	N/R	739,660

1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 8C, Series 2007E, 6.250%, 9/01/38	No Opt. Call	N/R	1,004,200

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 8D & 17B, Series 2009B:
225	8.875%, 9/01/34	9/12 at 103.00	N/R	237,895
450	8.625%, 9/01/39	9/12 at 103.00	N/R	473,297

100	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005A, 5.600%, 9/01/25	9/15 at 102.00	N/R	93,069

300	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2006B, 5.050%, 9/01/37	9/10 at 102.00	N/R	238,275

1,000	Borrego Water District, California, Community Facilities District 2007-1 Montesoro, Special Tax Bonds, Series 2007, 5.750%, 8/01/32 (4), (8)	8/17 at 102.00	N/R	738,790

620	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009I-1, 6.375%, 11/01/34	11/19 at 100.00	A2	687,313

	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2010A-1:
2,000	5.750%, 3/01/30	3/20 at 100.00	A2	2,133,380
500	6.000%, 3/01/35	3/20 at 100.00	A2	539,605

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$1,415	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Irvine Unified School District Solar Projects, Series 2010, 7.500%, 7/01/30	1/20 at 100.00	N/R	$1,448,111

250	California Statewide Community Development Authority, Revenue Bonds, Epidaurus Project, Series 2004A, 7.750%, 3/01/34	3/14 at 102.00	N/R	255,588

900	Camarillo Community Development Commission, California, Corridor Project Tax Allocation Bonds, Series 2009, 6.000%, 9/01/41	9/19 at 100.00	A–	930,195

800	Chino, California, Community Facilities District 2009-1, Watson Commerce Center, Special Tax Bonds, Series 2010, 6.750%, 9/01/40	9/20 at 100.00	N/R	826,384

500	Dinuba Financing Authority, California, Measure R Road Improvement Lease Revenue Bonds, Series 2007, 5.375%, 9/01/38	9/17 at 100.00	N/R	413,480

100	Eastern Municipal Water District, California, Community Facility District No 2005-38 Improvement Area A, Special Tax Bonds, Series 2006, 5.200%, 9/01/36	9/10 at 102.00	N/R	88,221

200	El Dorado County, California, Special Tax Bonds, Blackstone Community Facilities District 2005-1, Series 2005, 5.250%, 9/01/35	9/14 at 102.00	N/R	161,350

250	El Dorado County, California, Special Tax Bonds, Community Facilities District 2005-2, Series 2006, 5.100%, 9/01/36	9/14 at 102.00	N/R	215,865

	Elk Grove Community Facilities District 2005-1, California, Special Tax Bonds, Series 2007:
80	5.000%, 9/01/18	9/17 at 100.00	N/R	71,728
10	5.000%, 9/01/20	9/17 at 100.00	N/R	8,566
50	5.125%, 9/01/22	No Opt. Call	N/R	41,580
1,000	5.200%, 9/01/27	9/15 at 102.00	N/R	774,650
1,225	5.250%, 9/01/37	9/15 at 102.00	N/R	865,842

500	Fairfield, California, Community Facilities District 2007-1 Special Tax Bonds, Fairfield Commons Project, Series 2008, 6.875%, 9/01/38	9/18 at 100.00	N/R	501,980

500	Folsom Public Financing Authority, California, Subordinate Special Tax Revenue Bonds, Series 2007B, 5.200%, 9/01/32	9/17 at 100.00	N/R	458,335

1,000	Fontana, California, Special Tax Bonds, Community Facilities District 31 Citrus Heights North Special Tax Bonds, Series 2006, 5.000%, 9/01/36	9/14 at 102.00	N/R	811,900

1,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45	6/15 at 100.00	A2	966,360

1,000	Hemet Unified School District Community Facilities District 2005-3, Riverside County, California, Special Tax Bonds, Series 2007, 5.750%, 9/01/39	9/10 at 102.00	N/R	891,980

200	Hemet Unified School District, California, Community Facilities District 2005-1 Special Tax Bonds, Series 2006, 5.125%, 9/01/36	9/13 at 100.00	N/R	173,336

	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005:
1,000	5.000%, 8/01/25 – AMBAC Insured	8/15 at 100.00	BB	801,550
500	4.750%, 8/01/35 – AMBAC Insured	No Opt. Call	BB	339,830

295	Hesperia Unified School District, San Bernardino County, California, Community Facilities District 2006-5 Special Tax Bonds, Series 2007, 5.000%, 9/01/37	9/17 at 100.00	N/R	230,956

390	Hesperia, California, Improvement Act of 1915, Assessment District, 91-1, Joshua West Main Street, Series 1992, 8.500%, 9/02/24	9/10 at 100.00	N/R	403,790

150	Indio, California, Special Tax Bonds, Community Facilities District 2006-1 Sonora Wells, Series 2006, 5.050%, 9/01/26	9/16 at 100.00	N/R	123,747

120	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds, Series 2006A, 5.125%, 9/01/36	9/16 at 100.00	N/R	109,343

1,115	Jurupa Community Services District, California, Community Facilities District 25 Earstvale Area Special Tax Bonds, Series 2008A, 8.375%, 9/01/28	9/18 at 100.00	N/R	1,223,077

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund (continued)

August 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$500	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 38 Eastvale Improvement Area 2, Series 2010A, 6.375%, 9/01/40	9/10 at 103.00	N/R	$505,760

1,000	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Villages at Wasson Canyon, Series 2009B, 6.875%, 9/01/38 (6)	9/10 at 102.00	N/R	1,013,720

335	Lancaster Redevelopment Agency, California, Combined Project Areas Housing Programs, Tax Allocation Bonds, Series 2009, 6.875%, 8/01/39	8/19 at 100.00	A	382,707

130	Merced, California, Community Facilities District 2005-1, Special Tax Bonds, Bellevue Ranch West, Series 2006, 5.300%, 9/01/36	9/10 at 103.00	N/R	83,157

65	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District, Series 2006, 5.200%, 9/01/36	3/16 at 100.00	N/R	59,472

1,000	Moreno Valley, California, Community Facilities District 5, Special Tax Bonds, Series 2007, 5.000%, 9/01/37	9/17 at 100.00	N/R	782,900

125	Murrieta Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2002-4, Series 2006B, 5.450%, 9/01/38	9/16 at 100.00	N/R	105,309

1,000	Murrieta, California, Special Tax Bonds, Community Facilities District 2003-3, Creekside Village Improvement Area 1, Series 2005, 5.100%, 9/01/26	9/12 at 100.00	N/R	933,590

500	Norco Redevelopment Agency, California, Tax Allocation Refunding Bonds, Project Area 1, Refunding Series 2010, 6.000%, 3/01/36	3/20 at 100.00	A	514,395

1,000	Palm Desert, California, Community Facilities District 2005-1, University Park Special Tax Bonds, Series 2005, 5.500%, 9/01/36	9/10 at 1033.00	N/R	829,790

1,600	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.500%, 4/01/35	No Opt. Call	BB	1,617,840

1,000	Palm Drive Health Care District, Sonoma County, California, Parcel Tax Revenue Bonds, Series 2005, 5.250%, 4/01/30	4/13 at 102.00	BB	785,900

620	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A, 5.100%, 9/01/21	9/15 at 101.00	N/R	590,395

1,100	Perris Public Finance Authority, California, Local Agency Revenue Bonds, Perris Vally Vistas IA3, Series 2008B, 6.625%, 9/01/38	9/16 at 100.00	N/R	1,086,888

495	Perris Public Financing Authority, California, Local Agency Revenue Bonds, Series 2007D, 5.800%, 9/01/38	9/14 at 100.00	N/R	423,572

1,140	Perris Public Financing Authority, California, Tax Allocation Revenue Bonds, Housing Loan Series 2010A, 6.125%, 10/01/40	No Opt. Call	A	1,178,908

575	Perris, California, Community Facilities District 2001-1 Improvement Area 5-A Special Tax Bonds, Series 2006, 5.000%, 9/01/37	9/10 at 102.00	N/R	456,119

2,000	Riverside County Community Facilities District 05-8 Scott Road, California, Special Tax Bonds, Series 2008, 7.250%, 9/01/38	9/10 at 103.00	N/R	2,042,800

500	Riverside County Redevelopment Agency, California, Interstate 215 Corridor Redevelopment Project Area Tax Allocation Bonds, Series 2010E, 6.500%, 10/01/40	10/20 at 100.00	A–	515,435

125	Riverside Unified School District, California, Community Facilities District 24 Special Tax Bonds, Series 2006, 5.100%, 9/01/36	9/14 at 102.00	N/R	107,214

1,000	Riverside, California, Improvement Bond Act of 1915, Special Assessment Bonds, Hunter Park Assessment District, Series 2006, 5.200%, 9/02/36	9/16 at 101.00	N/R	842,290

1,000	Roseville Financing Authority, California, Special Tax Revenue Bonds, Refunding Series 2007B, 5.000%, 9/01/33	9/17 at 100.00	N/R	826,360

	Roseville, California, Special Tax Bonds, Community Facilities District 1 – Westpark, Series 2005:
925	5.250%, 9/01/25	9/15 at 100.00	N/R	871,840
1,700	5.200%, 9/01/36	9/15 at 100.00	N/R	1,470,109

20	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$125	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Series 2006, 5.250%, 9/01/37	9/16 at 100.00	N/R	$108,650

600	Roseville, California, Special Tax Bonds, Community Facilities District 1, Fiddyment Ranch, Series 2005, 5.050%, 9/01/30	9/15 at 100.00	N/R	527,772

1,800	Roseville, California, Special Tax Bonds, Community Facilities District 1, Fiddyment Ranch, Series 2006, 5.125%, 9/01/26	9/16 at 100.00	N/R	1,658,574

1,500	Sacramento, California, Community Facilities District 05-1, College Square Special Tax Bonds, Series 2007, 5.900%, 9/01/37	9/17 at 100.00	N/R	1,373,730

461	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts Redevelopment Projects, Series 2007A, 6.000%, 3/27/26	12/10 at 100.00	N/R	362,466

1,710	San Bernardino County Financing Authority, California, Revenue Bonds, Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 – NPFG Insured	No Opt. Call	A	1,716,053

660	San Diego Redevelopment Agency, California, City Heights Redevelopment Project Tax Allocation Bonds, Series 2010A, 5.625%, 9/01/40	9/20 at 100.00	A–	673,913

1,000	San Diego Redevelopment Agency, California, Crossroads Redevelopment Project Tax Allocation Bonds, 2010A, 6.000%, 9/01/40	9/20 at 100.00	BBB+	1,021,100

100	San Jacinto Unified School District, Riverside County, California, Community Facilities District 2006-1 Special Tax Bonds, Infrastructure Projects, Series 2006, 5.200%, 9/01/36	9/16 at 100.00	N/R	81,020

2,500	Stockton, California, Special Tax Bonds, Arch Road Community Facilities District 99-02, Refunding Series 2007, 5.875%, 9/01/37	9/17 at 102.00	N/R	2,356,775

500	Val Verde Unified School District Financing Authority, California, Special Tax Revenue, Junior Lien Refunding Series 2003, 6.250%, 10/01/28	10/13 at 102.00	N/R	506,245

500	Victor Elementary School District, Los Angeles County, California, Community Facilities District 2005-1 Special Tax Bonds, Series 2007A, 5.500%, 9/01/37	9/15 at 102.00	N/R	423,375

600	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Refunding Series 2009B, 10.000%, 9/01/32	9/14 at 105.00	N/R	641,730

2,000	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Refunding Series 1999F, 6.100%, 9/01/29	9/10 at 100.00	N/R	1,932,440

1,050	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2006A, 5.000%, 9/01/34 – SYNCORA GTY Insured	No Opt. Call	BBB	953,883

1,000	Western Placer Unified School District, Placer County, California, Certificates of Participation, Refunding Series 2009, 5.250%, 8/01/35 – AGM Insured (6)	8/19 at 100.00	AAA	1,031,920

	Westside Union School District, California, Community Facilities District 2005-3 Special Tax Bonds, Series 2006:
700	5.000%, 9/01/26	9/14 at 102.00	N/R	632,646
300	5.000%, 9/01/36	9/14 at 102.00	N/R	250,101

390	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 6.000%, 1/01/27	1/17 at 102.00	N/R	233,438

135	Yuba County, California, Special Tax Bonds, Community Facilities District 2004-1, Edgewater, Series 2005, 5.125%, 9/01/35	3/15 at 100.00	N/R	101,228
58,811	Total Tax Obligation/Limited			54,636,757
	Transportation – 6.7%

500	Bay Area Governments Association, California, BART SFO Extension, Airport Premium Fare Revenue Bonds, Series 2002A, 5.000%, 8/01/32 – AMBAC Insured	8/12 at 100.00	N/R	421,205

1,125	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2985, 17.156%, 4/01/17 (IF)	No Opt. Call	AA	1,497,116

8,275	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 1999, 0.000%, 1/15/30	1/10 at 34.47	BBB–	2,231,850

1,125	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Tender Option Bond Trust 10-27B, 17.480%, 5/15/40 (IF)	5/20 at 100.00	AA	1,339,740

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund (continued)

August 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Transportation (continued)

	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue Bonds, Series 2006:
$35	5.450%, 7/01/20 (Alternative Minimum Tax)	7/14 at 102.00	N/R	$32,938
45	5.550%, 7/01/28 (Alternative Minimum Tax)	7/14 at 102.00	N/R	41,159

	Palm Springs, California, Airport Passenger Facility Charge Subordinate Refunding Revenue Bonds, Palm Springs International Airport, Series 2008:
250	6.400%, 7/01/23 (Alternative Minimum Tax)	7/14 at 102.00	N/R	239,788
265	6.500%, 7/01/27 (Alternative Minimum Tax)	7/14 at 102.00	N/R	251,859

140	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Revenue Bonds, American Airlines Inc., Series 1985A, 6.450%, 12/01/25	12/10 at 100.00	CCC+	122,952

35	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1993A, 6.300%, 6/01/23 (Alternative Minimum Tax)	12/10 at 100.00	CCC+	30,724

745	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)	12/10 at 100.00	CCC+	639,396

6,500	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A, 0.000%, 1/15/26 – NPFG Insured	No Opt. Call	A	1,884,155
19,040	Total Transportation			8,732,882
	U.S. Guaranteed – 0.0% (7)

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1:
10	6.250%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	11,188
15	6.625%, 6/01/40 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	17,465
25	Total U.S. Guaranteed			28,653
	Utilities – 4.8%

	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A:
75	5.250%, 11/15/23	No Opt. Call	A	78,417
25	5.500%, 11/15/30	No Opt. Call	A	25,926
1,000	5.500%, 11/15/37	No Opt. Call	A	1,008,379

7,890	Merced Irrigation District, California, Certificates of Participation, Water and Hydroelectric Series 2008B, 0.000%, 9/01/33	9/16 at 32.62	A	1,776,354

1,400	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A, 6.500%, 11/01/39	No Opt. Call	A	1,631,657

600	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C, 6.500%, 11/01/39	No Opt. Call	A	699,281

995	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A, 5.250%, 11/01/27	No Opt. Call	A	1,033,864
11,985	Total Utilities			6,253,878
	Water and Sewer – 0.3%

500	Dinuba Financing Authority, California, Wastewater System Revenue Bonds, Series 2007, 5.375%, 9/01/38	9/17 at 100.00	N/R	413,479
$154,738	Total Investments (cost $124,214,879) – 97.7%			127,556,566
	Other Assets Less Liabilities – 2.3%			2,983,454
	Net Assets – 100%			$130,540,020

22	Nuveen Investments

Investments in Derivatives

Forward Swaps outstanding at August 31, 2010:
Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (9)	Termination Date	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$1,000,000	Receive	3-Month USD-LIBOR	4.720%	Semi-Annually	5/25/11	5/25/40	$(279,615)
Morgan Stanley	5,000,000	Receive	3-Month USD-LIBOR	4.438%	Semi-Annually	1/14/11	1/14/21	(817,060)
								$(1,096,675)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Investment Valuation for more information.

(5)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.

(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

(8)	Subsequent to the reporting period, the Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(9)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.

N/R	Not rated.

(IF)	Inverse floating rate investment.

USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate

See accompanying notes to financial statements.

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund

August 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Staples – 4.6%

$3,500	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Alameda County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29	6/12 at 100.00	Baa3	$3,501,365

445	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21	6/15 at 100.00	BBB	420,169

3,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47	6/17 at 100.00	BBB	2,621,745

12,135	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37	6/22 at 100.00	BBB	7,613,135
19,580	Total Consumer Staples			14,156,414
	Education and Civic Organizations – 3.6%

105	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006, 5.000%, 11/01/21	11/15 at 100.00	A2	113,214

2,960	California Educational Facilities Authority, Revenue Bonds, Woodbury University, Series 2006, 5.000%, 1/01/36	1/15 at 100.00	BBB–	2,770,264

	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A:
1,000	6.750%, 10/01/28	No Opt. Call	N/R	1,012,010
1,500	7.000%, 10/01/39	No Opt. Call	N/R	1,514,595

1,000	California State Public Works Board, Lease Revenue Bonds, University of California Department of Education Riverside Campus Project, Series 2009B, 5.750%, 4/01/23	4/19 at 100.00	A2	1,111,080

1,000	California State Public Works Board, Lease Revenue Bonds, University of California, Institute Projects, Series 2005C, 5.000%, 4/01/30 – AMBAC Insured	4/15 at 100.00	Aa2	1,043,170

1,500	California Statewide Community Development Authority, Certificates of Participation, San Diego Space and Science Foundation, Series 1996, 7.500%, 12/01/26	12/10 at 101.00	N/R	1,504,620

2,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006, 5.000%, 9/01/34	9/15 at 102.00	Baa3	1,823,000
11,065	Total Education and Civic Organizations			10,891,953
	Health Care – 20.0%

2,250	California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community Hospital, Series 1993, 5.750%, 5/15/15 (4)	11/10 at 100.00	N/R	1,490,715

5,000	California Health Facilities Financing Authority, Insured Revenue Bonds, Catholic Healthcare West, Series 1994-5, 5.000%, 7/01/14 – NPFG Insured	1/11 at 100.00	A2	5,011,350

3,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2009F, 5.625%, 7/01/25	7/19 at 100.00	A	3,314,910

1,000	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital of Orange County, Series 2009A, 6.500%, 11/01/38	11/19 at 100.00	A	1,089,940

1,360	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006, 5.000%, 4/01/37	4/16 at 100.00	A+	1,365,862

2,500	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A, 5.000%, 11/15/42 – NPFG Insured	11/16 at 100.00	Aa3	2,510,400

2,000	California Municipal Finance Authority, Certificates of Participation, Community Hospitals of Central California Obligated Group, Series 2009, 5.500%, 2/01/39	2/19 at 100.00	Baa2	1,991,060

1,000	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System West, Series 2005A, 5.000%, 3/01/35	3/15 at 100.00	A	1,000,800

	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health System, Series 2007A:
2,100	4.800%, 7/15/17	No Opt. Call	N/R	2,113,335
1,000	5.000%, 7/15/22	7/17 at 100.00	N/R	965,210

24	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$7,740	California Statewide Community Development Authority, Health Facility Revenue Refunding Bonds, Memorial Health Services, Series 2003A, 6.000%, 10/01/23	4/13 at 100.00	AA–	$8,231,413

5,540	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds, Catholic Healthcare West, Series 2008K, 5.500%, 7/01/41 – AGC Insured	7/17 at 100.00	AAA	5,830,795

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
1,000	5.250%, 7/01/30	7/15 at 100.00	BBB	922,320
2,000	5.000%, 7/01/39	7/15 at 100.00	BBB	1,698,180

3,670	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.000%, 7/01/22	7/15 at 100.00	BBB	3,680,680

1,615	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2001C, 5.250%, 8/01/31	8/16 at 100.00	A+	1,655,327

3,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2007B, 1.137%, 4/01/36	4/17 at 100.00	A+	1,755,930

2,250	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital Project, Series 2009, 6.750%, 2/01/38	8/19 at 100.00	Aa2	2,566,868

4,540	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007A, 5.750%, 7/01/47 – FGIC Insured	7/18 at 100.00	AA–	4,786,068

2,065	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38	12/17 at 100.00	BBB	2,367,275

1,580	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A, 7.000%, 11/01/35	11/20 at 100.00	BBB–	1,660,706

4,500	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital, Series 2007A, 5.750%, 2/01/41 – AMBAC Insured	8/17 at 100.00	A+	4,747,545

1,000	Sierra View Local Health Care District, California, Revenue Bonds, Series 2007, 5.250%, 7/01/37	9/17 at 100.00	N/R	997,070
61,710	Total Health Care			61,753,759
	Housing/Multifamily – 1.2%

1,950	Riverside County, California, Mobile Home Park Revenue Bonds, Bravo Mobile Home Park Project, Series 1999A, 5.900%, 3/20/29	9/10 at 101.00	N/R	1,928,277

1,880	San Dimas Housing Authority, California, Mobile Home Park Revenue Bonds, Charter Oak Mobile Home Estates Acquisition Project, Series 1998A, 5.700%, 7/01/28	1/11 at 100.00	N/R	1,832,624
3,830	Total Housing/Multifamily			3,760,901
	Housing/Single Family – 1.0%

280	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%, 8/01/30 – FGIC Insured (Alternative Minimum Tax)	2/16 at 100.00	A	286,698

3,000	California State Department of Veteran Affairs, Home Purchase Revenue Bonds, Series 2007, 5.000%, 12/01/42 (Alternative Minimum Tax)	12/16 at 100.00	AA	2,823,930
3,280	Total Housing/Single Family			3,110,628
	Industrials – 1.2%

610	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic Services Inc., Series 2002C, 5.250%, 6/01/23 (Mandatory put 12/01/17) (Alternative Minimum Tax)	No Opt. Call	BBB	635,498

3,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)	1/16 at 102.00	BBB	3,068,160
3,610	Total Industrials			3,703,658

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund (continued)

August 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care – 4.2%

	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Revenue Bonds, Elder Care Alliance of Union City, Series 2004:
$1,850	5.400%, 8/15/24	8/14 at 100.00	A–	$1,886,186
2,130	5.600%, 8/15/34	8/14 at 100.00	A–	2,147,935

3,000	ABAG Finance Authority for Non-Profit Corporations, California, Health Facility Revenue Bonds, The Insitute on Aging, Series 2008A, 5.650%, 8/15/38	8/18 at 100.00	A–	3,047,910

1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series 2009, 8.000%, 11/01/29	11/19 at 100.00	Baa1	1,066,120

2,000	California Municipal Finance Authority, Senior Living Revenue Bonds, Pilgrim Place at Claremont, Series 2009A, 6.125%, 5/15/39	5/19 at 100.00	A–	2,128,740

2,750	San Diego County, California, Certificates of Participation, San Diego-Imperial Counties Developmental Services Foundation Project, Series 2002, 5.500%, 9/01/27	9/12 at 100.00	Baa1	2,759,268
12,730	Total Long-Term Care			13,036,159
	Tax Obligation/General – 15.2%

1,425	Bassett Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2006B, 5.250%, 8/01/30 – FGIC Insured	8/16 at 100.00	A	1,492,730

10,000	California State, General Obligation Bonds, Various Purpose Series 2010, 5.500%, 3/01/40	3/20 at 100.00	A1	10,754,100

10,000	California, General Obligation Bonds, Series 2002, 6.000%, 2/01/15 – AGM Insured (UB)	No Opt. Call	AAA	11,837,900

4,060	California, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 11/01/39	11/19 at 100.00	A1	4,553,534

	Central Unified School District, Fresno County, California, General Obligation Bonds, Series 2004A:
1,000	5.500%, 7/01/22 – FGIC Insured	7/14 at 100.00	A	1,143,820
1,500	5.500%, 7/01/24 – FGIC Insured	7/14 at 100.00	A	1,715,730

2,435	East Side Union High School District, Santa Clara County, California, General Obligation Bonds, 2008 Election Series 2010B, 5.000%, 8/01/25 – AGC Insured	8/19 at 100.00	AAA	2,663,817

2,000	Murrieta Valley Unified School District, Riverside County, California, General Obligation Bonds, Series 2003A, 5.000%, 9/01/26 – FGIC Insured	9/13 at 100.00	Aa2	2,149,060

1,685	Peralta Community College District, Alameda County, California, General Obligation Bonds, Refunding Series 2010, 5.250%, 8/01/26	8/20 at 100.00	AA–	1,909,071

275	Roseville Joint Union High School District, Placer County, California, General Obligation Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured	8/15 at 100.00	AA–	290,991

1,355	San Jose-Evergreen Community College District, Santa Clara County, California, General Obligation Bonds, Series 2005A, 5.000%, 9/01/25 – NPFG Insured	9/15 at 100.00	Aa1	1,451,015

5,500	Tahoe Forest Hospital District, Placer and Nevada Counties, California, General Obligation Bonds, Series 2010B, 5.500%, 8/01/35	8/18 at 100.00	Aa3	5,896,715

3,500	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42	No Opt. Call	Aa2	947,975
44,735	Total Tax Obligation/General			46,806,458
	Tax Obligation/Limited – 26.7%

3,000	Alameda County Redevelopment Agency, California, Eden Area Redevelopment Project, Tax Allocation Bonds, Series 2006A, 5.000%, 8/01/36 – NPFG Insured	8/16 at 100.00	A	2,815,620

	Brea Public Finance Authority, California, Revenue Bonds, Series 2008A:
2,105	7.000%, 9/01/23	9/16 at 102.00	BBB+	2,283,672
2,000	7.125%, 9/01/26	9/16 at 102.00	BBB+	2,156,840

1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009G-1, 5.750%, 10/01/30	10/19 at 100.00	A2	1,064,310

26	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009I-1, 6.375%, 11/01/34	11/19 at 100.00	A2	$2,217,140

3,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2010A-1, 6.000%, 3/01/35	3/20 at 100.00	A2	3,237,630

350	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured	9/15 at 100.00	A	355,488

2,075	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured	9/15 at 100.00	BBB–	1,768,813

1,445	Irvine, California, Unified School District, Community Facilities District 06-1 Special Tax Bonds, Series 2010, 6.700%, 9/01/35	9/20 at 100.00	N/R	1,524,692

	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds, Series 2006A:
170	5.000%, 9/01/26	9/16 at 100.00	N/R	165,976
395	5.125%, 9/01/36	9/16 at 100.00	N/R	359,920

	Jurupa Community Services District, California, Community Facilities District 25 Earstvale Area Special Tax Bonds, Series 2008A:
1,000	8.375%, 9/01/28	9/18 at 100.00	N/R	1,096,930
3,205	8.875%, 9/01/38	9/18 at 100.00	N/R	3,555,980

2,500	Lancaster Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Combined Redevelopment Project Areas, Series 2003B, 5.000%, 8/01/34 – FGIC Insured	8/13 at 100.00	A	2,397,250

1,870	Lancaster Redevelopment Agency, California, Tax Allocation Refunding Bonds, Combined Area Sheriff’s Facilities Projects, Series 2004, 5.000%, 12/01/23 – SYNCORA GTY Insured	12/14 at 100.00	A	1,911,327

1,120	Lancaster Redevelopment Agency, California, Tax Allocation Refunding Bonds, Combined Fire Protection Facilities Project, Series 2004, 5.000%, 12/01/23 – SYNCORA GTY Insured	12/14 at 100.00	A	1,144,752

630	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured	9/15 at 100.00	A1	589,737

2,500	Los Angeles County Schools, California, Certificates of Participation, Pooled Financing Program, Regionalized Business Services Corporation, Series 2003A, 5.000%, 9/01/22 – AGM Insured	9/13 at 100.00	AAA	2,620,600

985	Milpitas, California, Local Improvement District 20 Limited Obligation Bonds, Series 1998A, 5.700%, 9/02/18	9/10 at 103.00	N/R	1,014,698

	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District, Series 2004:
805	5.550%, 9/01/29	9/14 at 100.00	N/R	800,701
1,250	5.650%, 9/01/34	9/14 at 100.00	N/R	1,234,163

7,100	Murrieta Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A, 5.000%, 8/01/37 – NPFG Insured	8/17 at 100.00	A	6,506,369

170	Ontario, California, Assessment District 100C Limited Obligation Improvement Bonds, California Commerce Center Phase III, Series 1991, 8.000%, 9/02/11	9/10 at 103.00	N/R	177,869

2,500	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.500%, 4/01/35	No Opt. Call	BB	2,527,875

1,600	Pomona Public Financing Authority, California, Merged Projects Revenue Bonds, Series 2007AS, 5.000%, 2/01/31 – AMBAC Insured	2/17 at 100.00	A	1,586,800

1,150	Poway Redevelopment Agency, California, Tax Allocation Bonds, Paugay Redevelopment Project, Series 2007, 5.000%, 6/15/30 – NPFG Insured	6/17 at 100.00	A	1,142,054

1,645	Rancho Cucamonga, California, Limited Obligation Improvement Bonds, Masi Plaza Assessment District 93-1, Series 1997, 6.250%, 9/02/22	9/10 at 100.00	N/R	1,656,219

305	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured	9/15 at 100.00	A–	286,978

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund (continued)

August 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$2,345	Richmond Redevelopment Agency, California, Harbour Project Tax Allocation Bonds, Series 1998A Refunding, 5.500%, 7/01/18 – NPFG Insured	1/11 at 100.00	AA–	$2,354,005

2,950	Riverside County Redevelopment Agency, California, Interstate 215 Corridor Redevelopment Project Area Tax Allocation Bonds, Series 2010E, 6.250%, 10/01/30	10/20 at 100.00	A–	3,051,244

380	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%, 8/01/25 – AMBAC Insured	8/13 at 100.00	AA–	386,422

1,000	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A, 5.400%, 11/01/20 – AMBAC Insured	No Opt. Call	A1	1,108,890

500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993B, 5.400%, 11/01/20	No Opt. Call	A1	554,445

2,880	San Francisco Redevelopment Agency, California, Lease Revenue Bonds, Moscone Convention Center, Series 2004, 5.250%, 7/01/24 – AMBAC Insured	7/11 at 102.00	Aa2	3,033,907

6,695	San Marcos Redevelopment Agency, California, Tax Allocation Bonds, Affordable Housing Project, Series 1997A, 6.000%, 10/01/27 (Alternative Minimum Tax)	10/10 at 100.00	AA	6,701,829

1,505	San Mateo Union High School District, San Mateo County, California, Certificates of Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 – AMBAC Insured	12/17 at 100.00	AA–	1,479,460

4,000	Shafter Joint Powers Financing Authority, California, Lease Revenue Bonds, Community Correctional Facility Acquisition Project, Series 1997A, 6.050%, 1/01/17	1/11 at 100.00	A2	4,009,160

6,700	Travis Unified School District, Solano County, California, Certificates of Participation, Series 2006, 5.000%, 9/01/31 – FGIC Insured	9/16 at 100.00	N/R	6,418,533

2,500	Tulare Public Financing Authority, California, Lease Revenue Bonds, Series 2008, 5.250%, 4/01/27 – AGC Insured	4/18 at 100.00	AAA	2,730,775

2,000	Tustin, California, Community Facilities District 2007-1, Legacy-Retail Center Special Tax Bonds, 6.000%, 9/01/37	9/17 at 100.00	N/R	2,028,480

230	Vallejo Public Financing Authority, California, Limited Obligation Revenue Refinancing Bonds, Fairground Drive Assessment District 65, Series 1998, 5.700%, 9/02/11	No Opt. Call	N/R	236,491
81,560	Total Tax Obligation/Limited			82,294,044
	Transportation – 4.6%

2,750	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 1999, 5.875%, 1/15/28	1/14 at 101.00	BBB–	2,804,890

	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue Bonds, Series 2006:
285	5.450%, 7/01/20 (Alternative Minimum Tax)	7/14 at 102.00	N/R	268,211
215	5.550%, 7/01/28 (Alternative Minimum Tax)	7/14 at 102.00	N/R	196,648

3,970	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 – FGIC Insured	11/10 at 100.00	A	3,971,707

550	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 1999, Issue 23A, 5.000%, 5/01/30 – FGIC Insured (Alternative Minimum Tax)	5/11 at 100.00	A1	550,303

4,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2002, Issue 32G, 5.000%, 5/01/24 – FGIC Insured	5/16 at 100.00	A1	4,335,760

2,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series A of 2008, 6.500%, 5/01/19 (Mandatory put 5/01/12) (Alternative Minimum Tax)	No Opt. Call	A1	2,133,160
13,770	Total Transportation			14,260,679

28	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed – 9.0% (5)

$3,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%, 5/01/18 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa		$3,269,670

1,000	Central California Joint Powers Health Finance Authority, Certificates of Participation, Community Hospitals of Central California, Series 2001, 5.625%, 2/01/21 (Pre-refunded 2/01/11)	2/11 at 101.00	AAA		1,032,410

2,500	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds, Franciscan Mobile Home Park Project, Series 2002A, 5.800%, 12/15/25 (Pre-refunded 12/15/13)	12/13 at 102.00	N/R	(5)	2,963,025

1,035	Escondido Union School District, San Diego County, California, General Obligation Bonds, Series 2002A, 5.250%, 8/01/23 (Pre-refunded 8/01/12) – AGM Insured	8/12 at 100.00	AAA		1,133,149

3,695	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA		4,133,781

	Grossmont-Cuyamaca Community College District, California, General Obligation Bonds, Series 2005B:
5,080	5.000%, 8/01/21 (Pre-refunded 8/01/15) – FGIC Insured	8/15 at 100.00	AA	(5)	6,049,264
2,350	5.000%, 8/01/26 (Pre-refunded 8/01/15) – FGIC Insured	8/15 at 100.00	AA	(5)	2,798,380

1,800	Los Angeles Harbors Department, California, Revenue Bonds, Series 1988, 7.600%, 10/01/18 (ETM)	No Opt. Call	AAA		2,195,694

1,400	Port of Oakland, California, Revenue Bonds, Series 2002M, 5.250%, 11/01/19 (Pre-refunded 11/01/12) – FGIC Insured	11/12 at 100.00	A	(5)	1,546,580

2,475	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International Airport, Second Series 2002, Issue 28B, 5.250%, 5/01/22 (Pre-refunded 5/01/12) – NPFG Insured	5/12 at 100.00	A1	(5)	2,679,732
24,335	Total U.S. Guaranteed				27,801,685
	Utilities – 6.8%

2,445	California Statewide Community Development Authority, Certificates of Participation Refunding, Rio Bravo Fresno Project, Series 1999A, 6.500%, 12/01/18 (6)	12/10 at 100.00	N/R		2,301,234

3,550	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2001A-1, 5.250%, 7/01/15	7/11 at 100.00	AA–		3,679,220

500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2003A-2, 5.000%, 7/01/21 – NPFG Insured	7/13 at 100.00	AA–		554,835

	Merced Irrigation District, California, Certificates of Participation, Water and Hydroelectric Series 2008B:
4,535	0.000%, 9/01/23	9/16 at 64.56	A		2,127,505
27,110	0.000%, 9/01/33	9/16 at 32.62	A		6,103,545
12,000	0.000%, 9/01/38	9/16 at 23.21	A		1,908,720

615	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R		575,590

3,470	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Co-Generation Facility Revenue Bonds, Series 2000A, 6.625%, 6/01/26 (Alternative Minimum Tax)	12/10 at 101.00	Baa3		3,501,611
54,225	Total Utilities				20,752,260
	Water and Sewer – 3.0%

2,000	Brentwood Infrastructure Financing Authority, California, Water Revenue Bonds, Series 2008, 5.750%, 7/01/38	7/18 at 100.00	AA		2,228,279

2,000	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds, Pooled Financing Program, Series 2003A, 5.250%, 10/01/23 – AGM Insured	10/13 at 100.00	AAA		2,104,499

1,680	Castaic Lake Water Agency, California, Certificates of Participation, Series 2004A, 5.000%, 8/01/20 – AMBAC Insured	8/14 at 100.00	AA		1,808,536

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund (continued)

August 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$1,250	Cucamonga Valley Water District, California, Certificates of Participation, Series 2006, 5.000%, 9/01/36 – NPFG Insured	9/16 at 100.00	AA–	$1,290,837

1,770	Pomona Public Finance Authority, California, Revenue Bonds, Water Facilities Project, Series 2007AY, 5.000%, 5/01/27 – AMBAC Insured	5/17 at 100.00	A+	1,862,535
8,700	Total Water and Sewer			9,294,686
$343,130	Total Investments (cost $302,759,293) – 101.1%			311,623,284
	Floating Rate Obligations – (1.6)%			(5,000,000)
	Other Assets Less Liabilities – 0.5%			1,676,314
	Net Assets – 100%			$308,299,598

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Investment Valuation for more information.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(6)	This debt has been restructured to accommodate capital maintenance at the facility. Major highlights of the debt restructuring include the following: (1) the principal balance outstanding on and after December 1, 2007, shall accrue interest at a rate of 6.500% per annum commencing December 1, 2007; (2) the interest shall accrue but not be payable on June 1, 2008 or December 1, 2008, but shall instead be deferred and paid by the end of calendar year 2011; (3) no principal component shall be pre-payable from the Minimum Sinking Fund Account during calendar years 2008 and 2009 but such pre-payments shall recommence beginning in calendar year 2010 according to a revised schedule. Management believes that the restructuring is in the best interest of Fund shareholders and that it is more-likely-than-not that the borrower will fulfill its obligation. Consequently, the Fund continues to accrue interest on this obligation.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

30	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen California Insured Municipal Bond Fund

August 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 5.0%

$750	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program, Series 2001A, 5.400%, 3/01/21 – NPFG Insured (Alternative Minimum Tax)	9/10 at 100.00	Baa1	$750,735

1,500	California State Public Works Board, Lease Revenue Bonds, University of California, Institute Projects, Series 2005C, 5.000%, 4/01/30 – AMBAC Insured	4/15 at 100.00	Aa2	1,564,755

2,250	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/25 – AMBAC Insured	5/15 at 100.00	Aa2	2,424,173

5,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach Aquarium of the South Pacific, Series 2001, 5.250%, 11/01/30 – AMBAC Insured	11/11 at 101.00	BBB	4,929,300
9,500	Total Education and Civic Organizations			9,668,963
	Health Care – 11.8%

2,000	Antelope Valley Healthcare District, California, Insured Revenue Refunding Bonds, Series 1997A, 5.200%, 1/01/27 – AGM Insured	1/11 at 100.00	AAA	2,000,200

2,000	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and Clinics, Refunding Series 2010B, 5.750%, 11/15/31	11/20 at 100.00	Aa3	2,239,140

2,500	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006, 5.250%, 3/01/45	3/16 at 100.00	A+	2,527,350

5,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A, 5.000%, 11/15/42 – NPFG Insured	11/16 at 100.00	Aa3	5,020,800

4,000	California Statewide Community Development Authority, Certificates of Participation, Sutter Health Obligated Group, Series 1999, 5.500%, 8/15/31 – AGM Insured	2/11 at 100.00	AAA	4,013,440

1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.250%, 7/01/30	7/15 at 100.00	BBB	922,320

5,685	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007A, 5.750%, 7/01/47 – FGIC Insured	7/18 at 100.00	AA–	5,993,126
22,185	Total Health Care			22,716,376
	Housing/Multifamily – 4.8%

4,180	California Statewide Community Development Authority, Multifamily Housing Revenue Senior Bonds, Westgate Courtyards Apartments, Series 2001X-1, 5.420%, 12/01/34 – AMBAC Insured (Alternative Minimum Tax)	12/11 at 100.00	N/R	3,897,098

3,865	Los Angeles, California, GNMA Mortgage-Backed Securities Program Multifamily Housing Revenue Bonds, Park Plaza West Senior Apartments, Series 2001B, 5.400%, 1/20/31 (Alternative Minimum Tax)	7/11 at 102.00	AAA	3,963,210

1,285	Santa Cruz County Housing Authority, California, GNMA Collateralized Multifamily Housing Revenue Bonds, Northgate Apartments, Series 1999A, 5.500%, 7/20/40 (Alternative Minimum Tax)	1/11 at 101.00	AAA	1,292,749
9,330	Total Housing/Multifamily			9,153,057
	Housing/Single Family – 5.2%

	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series 2002A:
3,500	5.300%, 12/01/21 – AMBAC Insured	6/12 at 101.00	AA	3,629,010
5,000	5.350%, 12/01/27 – AMBAC Insured	6/12 at 101.00	AA	5,133,050

245	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%, 8/01/30 – FGIC Insured (Alternative Minimum Tax)	2/16 at 100.00	A	250,860

1,050	California Rural Home Mortgage Finance Authority, FNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 2002D, 5.250%, 6/01/34 (Alternative Minimum Tax)	6/12 at 101.00	Aaa	1,088,640
9,795	Total Housing/Single Family			10,101,560

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen California Insured Municipal Bond Fund (continued)

August 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General – 26.1%

$1,000	Bonita Unified School District, San Diego County, California, General Obligation Bonds, Series 2004A, 5.250%, 8/01/20 – NPFG Insured	8/14 at 100.00	AA–	$1,122,630

6,900	Central Unified School District, Fresno County, California, General Obligation Bonds, Series 2006B, 5.000%, 8/01/31 – AGM Insured	8/16 at 100.00	AAA	7,228,646

2,040	Chaffey Joint Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2005, 5.000%, 8/01/23 – FGIC Insured	8/15 at 100.00	AA–	2,193,938

1,365	El Segundo Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2004, 5.250%, 9/01/20 – FGIC Insured	9/14 at 100.00	AA–	1,544,265

2,285	Folsom Cordova Unified School District, Sacramento County, California, General Obligation Bonds, School Facilities Improvement District 1, Series 2004B, 5.000%, 10/01/21 – NPFG Insured	10/14 at 100.00	Aa3	2,536,053

1,185	Folsom Cordova Unified School District, Sacramento County, California, General Obligation Bonds, School Facilities Improvement District 2, Series 2004B, 5.000%, 10/01/27 – AGM Insured	10/14 at 100.00	AAA	1,293,570

	Glendora Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2006A:
1,900	5.250%, 8/01/24 – NPFG Insured	8/16 at 100.00	Aa2	2,123,592
1,000	5.250%, 8/01/25 – NPFG Insured	8/16 at 100.00	Aa2	1,110,820

	Golden West Schools Financing Authority, California, General Obligation Revenue Refunding Bonds, School District Program, Series 1998A:
2,650	0.000%, 8/01/19 – NPFG Insured	8/13 at 68.56	A	1,604,920
2,755	0.000%, 8/01/20 – NPFG Insured	8/13 at 63.85	A	1,542,277

5,000	Grossmont Healthcare District, California, General Obligation Bonds, Series 2007A, 5.000%, 7/15/37 – AMBAC Insured	7/17 at 100.00	Aa2	5,089,900

	Imperial Community College District, Imperial County, California, General Obligation Bonds, Series 2005:
1,330	5.000%, 8/01/23 – FGIC Insured	8/14 at 100.00	Aa3	1,414,841
1,510	5.000%, 8/01/24 – FGIC Insured	8/14 at 100.00	Aa3	1,598,154

1,460	Jurupa Unified School District, Riverside County, California, General Obligation Bonds, Series 2004, 5.000%, 8/01/24 – FGIC Insured	8/13 at 100.00	A	1,512,385

1,840	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2009D, 5.000%, 7/01/27	7/19 at 100.00	Aa2	2,016,566

2,405	Oak Valley Hospital District, Stanislaus County, California, General Obligation Bonds, Series 2005, 5.000%, 7/01/31 – FGIC Insured	7/14 at 101.00	A1	2,410,964

270	Roseville Joint Union High School District, Placer County, California, General Obligation Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured	8/15 at 100.00	AA–	285,701

1,590	Sacramento City Unified School District, Sacramento County, California, General Obligation Bonds, Series 2005, 5.000%, 7/01/27 – NPFG Insured	7/15 at 100.00	Aa2	1,678,833

4,070	San Benito Health Care District, California, General Obligation Bonds, Series 2005, 5.000%, 7/01/31 – SYNCORA GTY Insured	7/14 at 101.00	BBB+	4,038,498

1,000	San Ramon Valley Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2004, 5.000%, 8/01/24 – AGM Insured	8/14 at 100.00	AAA	1,096,970

3,040	Sulphur Springs Union School District, Los Angeles County, California, General Obligation Bonds, Series 1991A, 0.000%, 9/01/15 – NPFG Insured	No Opt. Call	A	2,647,627

3,000	Tahoe Forest Hospital District, Placer and Nevada Counties, California, General Obligation Bonds, Series 2010B, 5.500%, 8/01/35	8/18 at 100.00	Aa3	3,216,390

1,000	Washington Unified School District, Yolo County, California, General Obligation Bonds, Series 2004A, 5.000%, 8/01/22 – FGIC Insured	8/13 at 100.00	A+	1,089,980
50,595	Total Tax Obligation/General			50,397,520
	Tax Obligation/Limited – 23.7%

1,915	Alameda County Redevelopment Agency, California, Eden Area Redevelopment Project, Tax Allocation Bonds, Series 2006A, 5.000%, 8/01/36 – NPFG Insured	8/16 at 100.00	A	1,797,304

32	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public Improvement Project, Series 1997C:
$15,000	0.000%, 9/01/34 – AGM Insured	No Opt. Call	AAA	$3,489,000
10,000	0.000%, 9/01/36 – AGM Insured	No Opt. Call	AAA	2,008,600

195	Barstow Redevelopment Agency, California, Tax Allocation Bonds, Central Redevelopment Project, Series 1994A, 7.000%, 9/01/14 – NPFG Insured	No Opt. Call	A	215,941

1,655	Bell Community Housing Authority, California, Lease Revenue Bonds, Series 2005, 5.000%, 10/01/36 – AMBAC Insured	10/15 at 100.00	BB–	1,379,294

2,250	Brea and Olinda Unified School District, Orange County, California, Certificates of Participation Refunding, Series 2002A, 5.125%, 8/01/26 – AGM Insured	8/11 at 101.00	AAA	2,340,023

1,960	California Infrastructure Economic Development Bank, Revenue Bonds, North County Center for Self-Sufficiency Corporation, Series 2004, 5.000%, 12/01/25 – AMBAC Insured	12/13 at 100.00	AA–	2,120,955

335	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured	9/15 at 100.00	A	340,253

1,400	Chula Vista Public Financing Authority, California, Pooled Community Facility District Assessment Revenue Bonds, Series 2005A, 5.000%, 9/01/29 – NPFG Insured	9/15 at 100.00	A	1,375,570

2,480	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – AMBAC Insured	6/15 at 100.00	A2	2,396,573

1,840	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds, Series 2006, 5.000%, 9/01/26 – SYNCORA GTY Insured	9/16 at 100.00	A–	1,869,054

4,555	Long Beach Bond Finance Authority, California, Multiple Project Tax Allocation Bonds, Housing and Gas Utility Financing Project Areas, Series 2005A-1, 5.000%, 8/01/35 – AMBAC Insured	8/15 at 100.00	BBB+	4,192,878

1,830	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured	9/15 at 100.00	A1	1,713,045

1,000	Los Angeles Community Redevelopment Agency, California, Tax Allocation Bonds, Bunker Hill Project, Series 2004A, 5.000%, 12/01/20 – AGM Insured	12/14 at 100.00	AAA	1,112,640

14,050	Paramount Redevelopment Agency, California, Tax Allocation Refunding Bonds, Redevelopment Project Area 1, Series 1998, 0.000%, 8/01/26 – NPFG Insured	No Opt. Call	A	5,878,379

1,150	Poway Redevelopment Agency, California, Tax Allocation Bonds, Paugay Redevelopment Project, Series 2007, 5.000%, 6/15/30 – NPFG Insured	6/17 at 100.00	A	1,142,054

290	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured	9/15 at 100.00	A–	272,864

8,000	Riverside County, California, Asset Leasing Corporate Leasehold Revenue Bonds, Riverside County Hospital Project, Series 1997B, 5.000%, 6/01/19 – NPFG Insured	6/12 at 101.00	A	8,228,879

360	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%, 8/01/25 – AMBAC Insured	8/13 at 100.00	AA–	366,084

3,560	Roseville, California, Special Tax Bonds, Community Facilities District 1 – Woodcreek West, Series 2005, 5.000%, 9/01/30 – AMBAC Insured	9/15 at 100.00	A–	3,522,300
73,825	Total Tax Obligation/Limited			45,761,690
	Transportation – 9.8%

6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35 – NPFG Insured	1/11 at 100.00	A	5,952,504

3,255	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 1999, 5.750%, 1/15/40 – NPFG Insured	1/11 at 100.50	A	3,255,163

1,985	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 – FGIC Insured	11/10 at 100.00	A	1,985,854

5,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International Airport, Second Series 2001, Issue 27A, 5.250%, 5/01/31 – NPFG Insured (Alternative Minimum Tax)	5/11 at 100.00	A1	5,008,550

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen California Insured Municipal Bond Fund (continued)

August 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Transportation (continued)

$1,290	San Francisco Airports Commission, California, Special Facilities Lease Revenue Bonds, San Francisco International Airport, SFO Fuel Company LLC, Series 1997A, 5.250%, 1/01/22 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 100.00	A3		$1,290,993

1,320	San Francisco Airports Commission, California, Special Facilities Lease Revenue Bonds, San Francisco International Airport, SFO Fuel Company LLC, Series 2000A, 6.100%, 1/01/20 – AGM Insured (Alternative Minimum Tax)	1/11 at 100.00	AAA		1,322,996
19,350	Total Transportation				18,816,060
	U.S. Guaranteed – 3.1% (4)

390	Barstow Redevelopment Agency, California, Tax Allocation Bonds, Central Redevelopment Project, Series 1994A, 7.000%, 9/01/14 – NPFG Insured (ETM)	No Opt. Call	A	(4)	438,419

5,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2002E, 5.125%, 1/01/27 (Pre-refunded 7/01/12) – NPFG Insured	7/12 at 100.00	AA–	(4)	5,438,300
5,390	Total U.S. Guaranteed				5,876,719
	Utilities – 4.9%

4,000	California Pollution Control Financing Authority, Remarketed Revenue Bonds, Pacific Gas and Electric Company, Series 1996A, 5.350%, 12/01/16 – NPFG Insured (Alternative Minimum Tax)	4/11 at 102.00	A		4,143,400

595	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R		556,872

1,950	Salinas Valley Solid Waste Authority, California, Revenue Bonds, Series 2002, 5.250%, 8/01/27 – AMBAC Insured (Alternative Minimum Tax)	8/12 at 100.00	A+		1,950,780

2,700	Santa Clara, California, Subordinate Electric Revenue Bonds, Series 2003A, 5.000%, 7/01/23 – NPFG Insured	7/13 at 100.00	A1		2,831,274
9,245	Total Utilities				9,482,326
	Water and Sewer – 4.6%

1,000	Brentwood Infrastructure Financing Authority, California, Water Revenue Bonds, Series 2008, 5.750%, 7/01/38	7/18 at 100.00	AA		1,114,140

1,000	Fortuna Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006, 5.000%, 10/01/36 – AGM Insured	10/16 at 100.00	AAA		1,025,510

3,000	Orange County Sanitation District, California, Certificates of Participation, Series 2003, 5.000%, 2/01/33 – FGIC Insured	8/13 at 100.00	AAA		3,090,480

1,000	Orange County Water District, California, Revenue Certificates of Participation, Series 2005B, 5.000%, 8/15/24 – NPFG Insured	2/15 at 100.00	AAA		1,102,960

2,500	Westlands Water District, California, Revenue Certificates of Participation, Series 2005A, 5.000%, 9/01/30 – NPFG Insured	3/15 at 100.00	A+		2,568,350
8,500	Total Water and Sewer				8,901,440
$217,715	Total Investments (cost $187,790,642) – 99.0%				190,875,711
	Other Assets Less Liabilities – 1.0%				1,869,576
	Net Assets – 100%				$192,745,287
The Fund intends to invest at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Insurance for more information.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

See accompanying notes to financial statements.

34	Nuveen Investments

Statement of Assets and Liabilities (Unaudited)

August 31, 2010

	California High Yield	California	California Insured
Assets
Investments, at value (cost $124,214,879, $302,759,293 and $187,790,642, respectively)	$127,556,566	$311,623,284	$190,875,711
Cash	554,019	—	—
Receivables:
Interest	2,795,760	4,461,396	1,974,969
Investments sold	1,159,000	365,000	1,133,482
Shares sold	264,784	267,874	124,672
Other assets	21	20,698	18,824
Total assets	132,330,150	316,738,252	194,127,658
Liabilities
Cash overdraft	—	2,282,602	705,339
Unrealized depreciation on forward swaps	1,096,675	—	—
Floating rate obligations	—	5,000,000	—
Payables:
Dividends	233,620	537,664	269,811
Shares redeemed	319,821	262,538	176,366
Accrued expenses:
Management fees	65,443	137,247	85,576
12b-1 distribution and service fees	23,554	42,220	23,301
Other	51,017	176,383	121,978
Total liabilities	1,790,130	8,438,654	1,382,371
Net assets	$130,540,020	$308,299,598	$192,745,287
Class A Shares
Net assets	$69,444,221	$131,134,192	$77,055,266
Shares outstanding	8,300,078	12,895,401	7,431,204
Net asset value per share	$8.37	$10.17	$10.37
Offering price per share (net asset value per share plus maximum sales charge of 4.20% of offering price)	$8.74	$10.61	$10.82
Class B Shares
Net assets	N/A	$2,847,952	$2,089,234
Shares outstanding	N/A	280,385	200,957
Net asset value and offering price per share	N/A	$10.16	$10.40
Class C Shares
Net assets	$19,633,858	$28,557,330	$13,706,895
Shares outstanding	2,346,714	2,817,032	1,327,992
Net asset value and offering price per share	$8.37	$10.14	$10.32
Class I Shares
Net assets	$41,461,941	$145,760,124	$99,893,892
Shares outstanding	4,958,447	14,354,326	9,615,822
Net asset value and offering price per share	$8.36	$10.15	$10.39
Net Assets Consist of:
Capital paid-in	$134,511,745	$313,004,257	$190,194,144
Undistributed (Over-distribution of) net investment income	455,957	978,206	717,298
Accumulated net realized gain (loss)	(6,672,694)	(14,546,856)	(1,251,224)
Net unrealized appreciation (depreciation)	2,245,012	8,863,991	3,085,069
Net assets	$130,540,020	$308,299,598	$192,745,287
Authorized shares	Unlimited	Unlimited	Unlimited
Par value per share	$0.01	$0.01	$0.01

N/A – Effective April 28, 2010, Class B Shares of California High Yield are no longer available through an exchange of another Nuveen fund and converted to Class A Shares after the close of business on June 30, 2010.

See accompanying notes to financial statements.

Nuveen Investments	35

Statement of Operations (Unaudited)

Six Months Ended August 31, 2010

	California High Yield	California	California Insured
Investment Income	$4,000,886	$8,374,450	$4,856,271
Expenses
Management fees	327,116	801,960	508,844
12b-1 service fees – Class A	59,339	129,098	77,145
12b-1 distribution and service fees – Class B	486	14,165	11,890
12b-1 distribution and service fees – Class C	65,347	101,743	49,460
Shareholders’ servicing agent fees and expenses	12,262	73,415	41,755
Interest expense on floating rate obligations	—	8,597	—
Custodian’s fees and expenses	14,354	32,636	19,154
Trustees’ fees and expenses	1,346	3,738	2,345
Professional fees	10,186	9,980	9,259
Shareholders’ reports – printing and mailing expenses	7,832	31,501	21,730
Federal and state registration fees	7,501	4,037	3,433
Other expenses	1,303	4,373	2,619
Total expenses before custodian fee credit	507,072	1,215,243	747,634
Custodian fee credit	(1,786)	(564)	(282)
Net expenses	505,286	1,214,679	747,352
Net investment income	3,495,600	7,159,771	4,108,919
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	303,166	96,697	(109,516)
Forward swaps	181,429	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	7,742,700	10,745,830	6,982,146
Forward swaps	(1,153,875)	—	—
Net realized and unrealized gain (loss)	7,073,420	10,842,527	6,872,630
Net increase (decrease) in net assets from operations	$10,569,020	$18,002,298	$10,981,549

See accompanying notes to financial statements.

36	Nuveen Investments

Statement of Changes in Net Assets (Unaudited)

	California High Yield		California		California Insured
	Six Months Ended 8/31/10	Year Ended 2/28/10	Six Months Ended 8/31/10	Year Ended 2/28/10	Six Months Ended 8/31/10	Year Ended 2/28/10
Operations
Net investment income	$3,495,600	$4,946,199	$7,159,771	$14,375,587	$4,108,919	$8,442,199
Net realized gain (loss) from:
Investments	303,166	160,122	96,697	(2,272,659)	(109,516)	(79,983)
Forward swaps	181,429	395,000	—	—	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	7,742,700	11,819,202	10,745,830	27,719,069	6,982,146	11,319,221
Forward swaps	(1,153,875)	(33,220)	—	—	—	—
Net increase (decrease) in net assets from operations	10,569,020	17,287,303	18,002,298	39,821,997	10,981,549	19,681,437
Distributions to Shareholders
From net investment income:
Class A	(1,772,664)	(2,295,875)	(2,904,094)	(5,389,861)	(1,573,141)	(3,252,179)
Class B	N/A	(8,363)	(56,484)	(148,704)	(42,083)	(127,426)
Class C	(475,965)	(716,683)	(540,180)	(954,192)	(234,890)	(443,423)
Class I	(1,083,375)	(1,808,433)	(3,421,140)	(7,231,824)	(2,101,288)	(4,295,411)
Decrease in net assets from distributions to shareholders	(3,332,004)	(4,829,354)	(6,921,898)	(13,724,581)	(3,951,402)	(8,118,439)
Fund Share Transactions
Proceeds from sale of shares	38,830,767	48,601,886	18,099,609	54,441,468	5,221,642	20,055,510
Proceeds from shares issued to shareholders due to reinvestment of distributions	2,089,644	2,866,258	3,673,902	7,593,192	2,411,572	4,891,054
	40,920,411	51,468,144	21,773,511	62,034,660	7,633,214	24,946,564
Cost of shares redeemed	(6,817,350)	(30,003,720)	(27,015,805)	(68,258,900)	(14,362,857)	(33,372,195)
Net increase (decrease) in net assets from Fund share transactions	34,103,061	21,464,424	(5,242,294)	(6,224,240)	(6,729,643)	(8,425,631)
Net increase (decrease) in net assets	41,340,077	33,922,373	5,838,106	19,873,176	300,504	3,137,367
Net assets at the beginning of period	89,199,943	55,277,570	302,461,492	282,588,316	192,444,783	189,307,416
Net assets at the end of period	$130,540,020	$89,199,943	$308,299,598	$302,461,492	$192,745,287	$192,444,783
Undistributed (Over-distribution of) net investment income at the end of period	$455,957	$292,361	$978,206	$740,333	$717,298	$559,781

N/A – Effective April 28, 2010, Class B Shares of California High Yield are no longer available through an exchange of another Nuveen fund and converted to Class A Shares after the close of business on June 30, 2010.

See accompanying notes to financial statements.

Nuveen Investments	37

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust II (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of Nuveen California High Yield Municipal Bond Fund (“California High Yield”), Nuveen California Municipal Bond Fund (“California”) and Nuveen California Insured Municipal Bond Fund (“California Insured”) (collectively, the “Funds”), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996. California and California Insured were each organized as a series of predecessor trusts or corporations prior to that date.

California High Yield’s investment objective is to provide high current income exempt from regular federal, state and, in some cases, local income taxes. Total return is a secondary objective when consistent with the Fund’s primary objective. Under normal market conditions, the Fund invests at least 80% of its net assets in municipal bonds that pay interest that is exempt from regular federal and California personal income tax. The Fund invests at least 65% of its net assets in medium- to low-quality bonds rated BBB/Baa or lower and may invest up to 10% of its net assets in defaulted municipal bonds. The Fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (i.e., inverse floating rate securities). Nuveen Asset Management (the “Adviser”), a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”), uses a research-intensive investment process to identify high-yielding municipal bonds that offer attractive value in terms of their current yields, prices, credit quality, liquidity and future prospects. The Adviser may choose to sell municipal bonds with deteriorating credit or limited upside potential compared to other available bonds.

California’s investment objective is to provide as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital. Under normal market conditions, the Fund invests at least 80% of its net assets in municipal bonds that pay interest that is exempt from regular federal and California personal income tax. The Fund invests at least 80% of its net assets in investment grade municipal bonds rated BBB-/Baa or higher at the time of purchase by at least one independent rating agency, or, if unrated, judged by the Adviser to be of comparable quality. The Fund may invest up to 20% of its net assets in below investment grade municipal bonds, commonly referred to as “high yield,” “high risk” or “junk” bonds. The Fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (i.e., inverse floating rate securities). The Adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return. The Adviser may choose to sell municipal bonds with deteriorating credit or limited upside potential compared to other available bonds.

California Insured’s investment objective is to provide as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital. Under normal market conditions, the Fund invests at least 80% of its net assets in municipal bonds that pay interest that is exempt from regular federal and California personal income tax. The Fund invests at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. In addition, the municipal securities in which the Fund invests are, at the time of purchase, (i) rated BBB/Baa or higher or covered by insurance from insurers with a claims-paying ability rated BBB/Baa or higher; (ii) unrated, but judged to be of comparable quality by the Adviser; or (iii) backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities to ensure timely payment of principle and interest. The Fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (i.e., inverse floating rate securities). The Adviser uses a value-oriented strategy and looks for higher-yielding and undervalued insured municipal bonds that offer the potential for above-average total return. The Adviser may choose to sell municipal bonds with deteriorating credit or limited upside potential compared to other available bonds.

After the close of business on June 30, 2010, all outstanding Class B Shares of California High Yield were converted to Class A Shares, and Class B Shares are no longer issued by the Fund.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

Investment Valuation

Prices of fixed-income securities and forward swap contracts are provided by a pricing service approved by the Funds’ Board of Trustees. These securities are generally classified as Level 2. Fixed-income securities are valued by a pricing service that values portfolio securities at the mean between the quoted bid and ask prices or the yield equivalent when quotations are readily available. Securities for which quotations are not readily available (which is usually the case for municipal securities) are valued at fair value as determined by the pricing service using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information provided by the Adviser in establishing a fair valuation for the security. These securities are generally classified as Level 2.

Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value. These securities are generally classified as Level 1.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds’ Board of Trustees or its designee at fair value. These securities generally include, but are not limited to,

38	Nuveen Investments

restricted securities (securities which may not be publicly sold without registration under the Securities Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; fixed-income securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of an issue of securities would appear to be the amount that the owner might reasonably expect to receive for them in a current sale. A variety of factors may be considered in determining the fair value of these securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds’ Board of Trustees or its designee.

Refer to Footnote 2 – Fair Value Measurements for further details on the leveling of securities held by the Funds as of the end of the reporting period.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At August 31, 2010, the Funds had no such outstanding purchase commitments.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and California state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

During the period March 1, 2010 through March 31, 2010, dividends from tax-exempt net investment income were declared and paid to shareholders monthly. Effective April 1, 2010, the Funds declare dividends from their tax-exempt net investment income daily and continue to pay shareholders monthly. Fund shares begin to accrue dividends on the business day after the day when the monies used to purchase Fund shares are collected by the Funds’ transfer agent.

Net realized capital gains and/or market discount from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Insurance

Under normal market conditions, California Insured invests at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest thereon. Inverse floating rate securities whose underlying bonds are covered by insurance are included for purposes of the 80% test. Insured municipal bonds are either covered by individual, permanent insurance policies (obtained either at the time of issuance or subsequently), or covered “while in fund” under a master portfolio insurance policy purchased by the Fund. Insurance guarantees only the timely payment of interest and principal on the bonds; it does not guarantee the value of either individual bonds or Fund shares. The Adviser may obtain master policies from insurers that specialize in insuring municipal bonds.

Nuveen Investments	39

Notes to Financial Statements (Unaudited) (continued)

Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Fund’s shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance, in contrast, is effective only while the municipal securities are held by the Fund, and is reflected as an expense over the term of the policy, when applicable. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Fund’s shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Fund the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Flexible Sales Charge Program

Class A Shares are generally sold with an up-front sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within twelve months of purchase. Class B Shares were sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. Class B Shares are subject to a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a .55% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. Class C Shares are subject to a CDSC of 1% if redeemed within one year of purchase. Class I Shares are not subject to any sales charge or 12b-1 distribution or service fees.

Inverse Floating Rate Securities

Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as “(IF) – Inverse floating rate investment.” An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund accounting for the short-term floating rate certificates issued by the trust as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in “Investment Income” the entire earnings of the underlying bond and recognizes the related interest paid to the holders of the short-term floating rate certificates as a component of “Interest expense on floating rate obligations” on the Statement of Operations.

During the six months ended August 31, 2010, California High Yield and California invested in externally-deposited inverse floaters and/or self-deposited inverse floaters.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements referred to herein as “Recourse Trusts”) with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities. At August 31, 2010, California High Yield and California were not invested in externally-deposited Recourse Trusts.

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended August 31, 2010, for California were as follows:

California
Average floating rate obligations outstanding	$5,000,000
Average annual interest rate and fees	0.34%

40	Nuveen Investments

Forward Swap Contracts

Each Fund is authorized to enter into forward interest rate swap contracts consistent with their investment objectives and policies to reduce, increase or otherwise alter its risk profile or to alter its portfolio characteristics (i.e. duration, yield curve positioning and credit quality).

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Each Fund’s use of forward interest rate swap transactions is intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund’s interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve each Fund’s agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the “effective date”). The amount of the payment obligation is based on the notional amount of the swap contract and the termination date of the swap (which is akin to a bond’s maturity). The value of the Fund’s swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap’s termination date increases or decreases. Forward interest rate swap contracts are valued daily. The net amount recorded on these transactions for each counterparty is recognized on the Statement of Assets and Liabilities as a component of “Unrealized appreciation or depreciation on forward swaps” with the change during the fiscal period recognized on the Statement of Operations as a component of “Change in net unrealized appreciation (depreciation) of forward swaps.”

Each Fund may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Net realized gains and losses during the fiscal period are recognized on the Statement of Operations as a component of “Net realized gain (loss) from forward swaps.” Each Fund intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. California High Yield invested in forward interest rate swap transactions during the six months ended August 31, 2010.

The average notional amount of forward swap contracts outstanding during the six months ended August 31, 2010, was as follows:

California High Yield
Average notional amount of forward swap contracts outstanding	$6,000,000
Refer	to Footnote 3 – Derivative Instruments and Hedging Activities for further details on forward swap contract activity.

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts, when applicable, expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange’s clearing house, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Zero Coupon Securities

Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Multiclass Operations and Allocations

For the period March 1, 2010 through March 31, 2010, income and expenses of the Funds that were not directly attributable to a specific class of shares were prorated among the classes based on the relative net assets of each class. Effective April 1, 2010, income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative settled shares of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Nuveen Investments	41

Notes to Financial Statements (Unaudited) (continued)

Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements

In determining the value of each Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of August 31, 2010:

California High Yield	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$125,863,481	$1,693,085	$127,556,566
Derivatives:
Forward Swaps*	—	(1,096,675)	—	(1,096,675)
Total	$—	$124,766,806	$1,693,085	$126,459,891

California	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$310,132,569	$1,490,715	$311,623,284

California Insured	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$190,875,711	$—	$190,875,711
*	Represents net unrealized appreciation (depreciation).

The following is a reconciliation of each Fund’s Level 3 investments held at the beginning and end of the measurement period:

	California High Yield Level 3 Municipal Bonds	California Level 3 Municipal Bonds
Balance at the beginning of period	$—	$—
Gains (losses):
Net realized gains (losses)	—	—
Net change in unrealized appreciation (depreciation)	—	—
Net purchases at cost (sales at proceeds)	—	—
Net discounts (premiums)	—	—
Net transfers in to (out of) at end of period fair value	1,693,085	1,490,715
Balance at the end of period	$1,693,085	$1,490,715

42	Nuveen Investments

“Change in net unrealized appreciation (depreciation) of investments” presented on the Statement of Operations includes net unrealized appreciation (depreciation) related to securities classified as Level 3 at period end as follows:

	California High Yield	California
Level 3 net unrealized appreciation (depreciation)	$(21,858)	$144,414

3. Derivative Instruments and Hedging Activities

The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. For additional information on the derivative instruments in which each Fund was invested during and at the end of the reporting period, refer to the Portfolios of Investments, Financial Statements and Footnote 1 – General Information and Significant Accounting Policies.

The following table presents the fair value of all derivative instruments held by the Funds as of August 31, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure. California High Yield invested in derivative instruments during the six months ended August 31, 2010.

California High Yield
		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Interest Rate	Forward Swaps	Unrealized appreciation on forward swaps*	$—	Unrealized depreciation on forward swaps*	$1,096,675
*	Represents cumulative unrealized appreciation (depreciation) of swap contracts as reported on the Portfolio of Investments.

The following tables present the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended August 31, 2010, on derivative instruments, as well as the primary risk exposure associated with each.

Net Realized Gain (Loss) from Forward Swaps	California High Yield
Risk Exposure
Interest Rate	$181,429

Change in Net Unrealized Appreciation (Depreciation) of Forward Swaps	California High Yield
Risk Exposure
Interest Rate	$(1,153,875)

4. Fund Shares

Transactions in Fund shares were as follows:

	California High Yield
	Six Months Ended 8/31/10		Year Ended 2/28/10
	Shares	Amount	Shares	Amount
Shares sold:
Class A	3,542,105	$28,205,441	3,703,341	$27,817,051
Class B	—	—	—	—
Class C	433,199	3,493,459	1,333,787	10,061,329
Class I	879,580	7,131,867	1,540,267	10,723,506
Shares issued to shareholders due to reinvestment of distributions:
Class A	137,952	1,116,989	169,845	1,249,046
Class B	257	2,056	1,107	8,102
Class C	40,308	325,793	63,042	472,184
Class I	79,843	644,806	154,861	1,136,926
	5,113,244	40,920,411	6,966,250	51,468,144
Shares redeemed:
Class A	(573,217)	(4,616,794)	(3,642,073)	(26,322,357)
Class B	(19,806)	(158,452)	(506)	(3,555)
Class C	(156,319)	(1,259,251)	(399,343)	(3,040,733)
Class I	(96,798)	(782,853)	(81,577)	(637,075)
	(846,140)	(6,817,350)	(4,123,499)	(30,003,720)
Net increase (decrease)	4,267,104	$34,103,061	2,842,751	$21,464,424

Nuveen Investments	43

Notes to Financial Statements (Unaudited) (continued)

	California
	Six Months Ended 8/31/10		Year Ended 2/28/10
	Shares	Amount	Shares	Amount
Shares sold:
Class A	996,564	$9,866,368	3,886,182	$36,949,578
Class A – automatic conversion of Class B Shares	19,541	191,238	87,982	823,830
Class B	3,896	38,454	1,331	12,219
Class C	431,425	4,261,169	511,292	4,822,926
Class I	378,652	3,742,380	1,261,360	11,832,915
Shares issued to shareholders due to reinvestment of distributions:
Class A	104,012	1,032,698	221,379	2,093,004
Class B	3,500	34,713	9,617	90,884
Class C	26,255	260,011	48,479	458,184
Class I	236,693	2,346,480	524,837	4,951,120
	2,200,538	21,773,511	6,552,459	62,034,660
Shares redeemed:
Class A	(1,348,238)	(13,323,789)	(2,909,736)	(27,457,177)
Class B	(41,864)	(414,211)	(72,570)	(683,662)
Class B – automatic conversion to Class A Shares	(19,561)	(191,238)	(88,061)	(823,830)
Class C	(254,580)	(2,521,829)	(237,005)	(2,232,350)
Class I	(1,068,267)	(10,564,738)	(3,922,122)	(37,061,881)
	(2,732,510)	(27,015,805)	(7,229,494)	(68,258,900)
Net increase (decrease)	(531,972)	$(5,242,294)	(677,035)	$(6,224,240)

	California Insured
	Six Months Ended 8/31/10		Year Ended 2/28/10
	Shares	Amount	Shares	Amount
Shares sold:
Class A	203,804	$2,053,096	1,237,373	$12,221,354
Class A – automatic conversion of Class B Shares	18,961	190,160	122,722	1,174,822
Class B	449	4,541	2,653	26,270
Class C	88,611	887,849	235,236	2,321,158
Class I	206,739	2,085,996	440,920	4,311,906
Shares issued to shareholders due to reinvestment of distributions:
Class A	84,702	854,397	176,146	1,721,015
Class B	1,749	17,671	4,422	43,184
Class C	14,343	144,137	26,845	261,196
Class I	137,978	1,395,367	292,884	2,865,659
	757,336	7,633,214	2,539,201	24,946,564
Shares redeemed:
Class A	(715,663)	(7,192,008)	(1,939,828)	(18,962,488)
Class B	(66,849)	(678,515)	(116,256)	(1,140,574)
Class B – automatic conversion to Class A Shares	(18,904)	(190,160)	(122,339)	(1,174,822)
Class C	(41,365)	(416,569)	(241,762)	(2,374,720)
Class I	(584,388)	(5,885,605)	(991,874)	(9,719,591)
	(1,427,169)	(14,362,857)	(3,412,059)	(33,372,195)
Net increase (decrease)	(669,833)	$(6,729,643)	(872,858)	$(8,425,631)

5. Investment Transactions

Purchases and sales (including maturities but excluding short-term investments and derivative transactions) during the six months ended August 31, 2010, were as follows:

	California High Yield	California	California Insured
Purchases	$37,902,213	$27,461,567	$6,187,640
Sales and maturities	4,831,440	33,984,523	10,865,558

44	Nuveen Investments

6. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At August 31, 2010, the cost and unrealized appreciation (depreciation) of investments (excluding investments in derivatives), as determined on a federal income tax basis, were as follows:

	California High Yield	California	California Insured
Cost of investments	$124,413,545	$297,490,086	$187,492,778
Gross unrealized:
Appreciation	$9,809,588	$16,633,796	$6,320,024
Depreciation	(6,666,567)	(7,500,598)	(2,937,091)
Net unrealized appreciation (depreciation) of investments	$3,143,021	$9,133,198	$3,382,933

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at February 28, 2010, the Funds’ last tax year end, were as follows:

	California High Yield	California	California Insured
Undistributed net tax-exempt income*	$566,860	$1,674,214	$945,330
Undistributed net ordinary income**	7,781	3,173	1,514
Undistributed net long-term capital gains	—	—	—
*	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on February 9, 2010, paid on March 1, 2010.
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended February 28, 2010, was designated for purposes of the dividends paid deduction as follows:

	California High Yield	California	California Insured
Distributions from net tax-exempt income	$ 4,681,304	$ 13,725,783	$ 8,148,535
Distributions from net ordinary income**	32,916	—	—
Distributions from net long-term capital gains	—	—	—
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At February 28, 2010, the Funds’ last tax year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	California High Yield	California	California Insured
Expiration:
February 28, 2011	$—	$582,408	$—
February 29, 2012	—	5,101,139	—
February 28, 2013	—	84,061	—
February 29, 2016	809,648	—	—
February 28, 2017	3,792,828	3,965,451	316,570
February 28, 2018	2,097,482	4,898,247	825,136
Total	$6,699,958	$14,631,306	$1,141,706

7. Management Fees and Other Transactions with Affiliates

Each Fund’s management fee is separated into two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

Nuveen Investments	45

Notes to Financial Statements (Unaudited) (continued)

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Average Daily Net Assets	California High Yield Fund-Level Fee Rate
For the first $125 million	.4000%
For the next $125 million	.3875
For the next $250 million	.3750
For the next $500 million	.3625
For the next $1 billion	.3500
For net assets over $2 billion	.3250

Average Daily Net Assets	California California Insured Fund-Level Fee Rate
For the first $125 million	.3500%
For the next $125 million	.3375
For the next $250 million	.3250
For the next $500 million	.3125
For the next $1 billion	.3000
For the next $3 billion	.2750
For net assets over $5 billion	.2500

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445
*	The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen funds, with such daily managed assets defined separately for each fund in its management agreement, but excluding assets attributable to investments in other Nuveen funds. Daily managed assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser to limit the amount of such assets for determining managed assets in certain circumstances. As of August 31, 2010, the complex-level fee rate was .1831%.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

The Adviser has agreed to waive fees and reimburse expenses (“Expense Cap”) of the Funds so that total annual fund operating expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table.

Fund	Current /Temporary Expense Cap	Current /Temporary Expense Cap Expiration Date	Permanent Expense Cap
California High Yield	0.750%	July 31, 2010	1.000%
California	N/A	N/A	0.750
California Insured	N/A	N/A	0.975

46	Nuveen Investments

The Adviser may voluntarily reimburse expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser’s discretion.

During the six months ended August 31, 2010, Nuveen Investments, LLC (the “Distributor”), a wholly-owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

	California High Yield	California	California Insured
Sales charges collected	$132,811	$92,056	$33,465
Paid to financial intermediaries	118,673	77,676	28,698

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

During the six months ended August 31, 2010, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

	California High Yield	California	California Insured
Commission advances	$74,884	$53,848	$9,085

To compensate for commissions advanced to financial intermediaries, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended August 31, 2010, the Distributor retained such 12b-1 fees as follows:

	California High Yield	California	California Insured
12b-1 fees retained	$31,231	$27,823	$17,265

The remaining 12b-1 fees charged to the Funds were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended August 31, 2010, as follows:

	California High Yield	California	California Insured
CDSC retained	$2,020	$6,412	$3,314

8. New Accounting Standards

Fair Value Measurements

On January 21, 2010, Financial Accounting Standards Board issued changes to the authoritative guidance under U.S. GAAP for fair value measurements. The objective of which is to provide guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities disclose Level 3 activity for purchases, sales, issuances and settlements in the Level 3 roll-forward on a gross basis rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of this guidance and the impact it will have to the financial statement amounts and footnote disclosures, if any.

Nuveen Investments	47

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

CALIFORNIA HIGH YIELD
Year Ended February 28/29,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains		Total	Ending Net Asset Value	Total Return(b)
Class A (3/06)
2011(e)	$7.87	$.25	$.49	$.74	$(.24)	$—		$(.24)	$8.37	9.59%
2010	6.51	.51	1.34	1.85	(.49)	—		(.49)	7.87	29.23
2009	8.24	.48	(1.76)	(1.28)	(.45)	—		(.45)	6.51	(16.06)
2008	10.43	.45	(2.19)	(1.74)	(.45)	—	**	(.45)	8.24	(17.19)
2007(f)	10.00	.39	.42	.81	(.38)	—		(.38)	10.43	8.19
Class C (3/06)
2011(e)	7.87	.23	.49	.72	(.22)	—		(.22)	8.37	9.31
2010	6.51	.47	1.34	1.81	(.45)	—		(.45)	7.87	28.56
2009	8.24	.44	(1.76)	(1.32)	(.41)	—		(.41)	6.51	(16.55)
2008	10.42	.40	(2.19)	(1.79)	(.39)	—	**	(.39)	8.24	(17.61)
2007(f)	10.00	.33	.42	.75	(.33)	—		(.33)	10.42	7.56
Class I (3/06)(g)
2011(e)	7.86	.26	.49	.75	(.25)	—		(.25)	8.36	9.73
2010	6.50	.52	1.34	1.86	(.50)	—		(.50)	7.86	29.54
2009	8.24	.50	(1.77)	(1.27)	(.47)	—		(.47)	6.50	(16.01)
2008	10.43	.47	(2.19)	(1.72)	(.47)	—	**	(.47)	8.24	(17.04)
2007(f)	10.00	.45	.37	.82	(.39)	—		(.39)	10.43	8.35

48	Nuveen Investments

Ratios/Supplemental Data
	Ratios to Average Net Assets Before Reimbursement						Ratios to Average Net Assets After Reimbursement(c)

Ending Net Assets (000)	Expenses Including Interest(d)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(d)		Expenses Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$69,444	.88	%*	.88	%*	6.28	%*	.88	%*	.88	%*	6.28	%*	5%
40,864	.94		.94		6.91		.94		.94		6.91		23
32,290	1.01		.92		6.13		1.01		.92		6.13		55
42,252	1.43		.99		4.58		1.37		.93		4.64		25
14,539	1.84	*	1.26	*	3.63	*	1.52	*	.94	*	3.96	*	3

19,634	1.43	*	1.43	*	5.74	*	1.43	*	1.43	*	5.74	*	5
15,971	1.49		1.49		6.25		1.49		1.49		6.25		23
6,718	1.56		1.47		5.69		1.56		1.47		5.69		55
6,382	1.97		1.53		4.02		1.92		1.48		4.08		25
3,061	2.44	*	1.86	*	2.99	*	2.07	*	1.49	*	3.36	*	3

41,462	.68	*	.68	*	6.48	*	.68	*	.68	*	6.48	*	5
32,212	.74		.74		7.09		.74		.74		7.09		23
16,146	.81		.72		6.80		.81		.72		6.80		55
4,889	1.21		.77		4.89		1.17		.73		4.92		25
106	1.58	*	1.00	*	4.32	*	1.31	*	.73	*	4.58	*	3
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(d)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities.
(e)	For the six months ended August 31, 2010.
(f)	For the period March 28, 2006 (commencement of operations) through February 28, 2007.
(g)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.
*	Annualized.
**	Rounds to less than $.01 per share.

See accompanying notes to financial statements.

Nuveen Investments	49

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

CALIFORNIA
Year Ended February 28/29,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (9/94)
2011(e)	$9.80	$.23	$.37	$.60	$(.23)	$—	$(.23)	$10.17	6.15%
2010	8.96	.46	.82	1.28	(.44)	—	(.44)	9.80	14.56
2009	9.50	.44	(.55)	(.11)	(.43)	—	(.43)	8.96	(1.25)
2008	10.50	.43	(1.00)	(.57)	(.43)	—	(.43)	9.50	(5.65)
2007	10.43	.43	.07	.50	(.43)	—	(.43)	10.50	4.88
2006	10.45	.45	(.01)	.44	(.46)	—	(.46)	10.43	4.28
Class B (3/97)
2011(e)	9.80	.19	.36	.55	(.19)	—	(.19)	10.16	5.66
2010	8.96	.39	.82	1.21	(.37)	—	(.37)	9.80	13.75
2009	9.50	.37	(.55)	(.18)	(.36)	—	(.36)	8.96	(1.99)
2008	10.49	.36	(1.00)	(.64)	(.35)	—	(.35)	9.50	(6.28)
2007	10.42	.35	.07	.42	(.35)	—	(.35)	10.49	4.10
2006	10.44	.37	(.01)	.36	(.38)	—	(.38)	10.42	3.51
Class C (9/94)
2011(e)	9.78	.20	.36	.56	(.20)	—	(.20)	10.14	5.77
2010	8.94	.41	.82	1.23	(.39)	—	(.39)	9.78	14.00
2009	9.48	.39	(.55)	(.16)	(.38)	—	(.38)	8.94	(1.80)
2008	10.47	.38	(1.00)	(.62)	(.37)	—	(.37)	9.48	(6.07)
2007	10.41	.37	.06	.43	(.37)	—	(.37)	10.47	4.25
2006	10.43	.39	(.01)	.38	(.40)	—	(.40)	10.41	3.75
Class I (7/86)(f)
2011(e)	9.79	.24	.35	.59	(.23)	—	(.23)	10.15	6.15
2010	8.95	.48	.82	1.30	(.46)	—	(.46)	9.79	14.80
2009	9.49	.46	(.55)	(.09)	(.45)	—	(.45)	8.95	(1.02)
2008	10.49	.45	(1.00)	(.55)	(.45)	—	(.45)	9.49	(5.43)
2007	10.43	.45	.06	.51	(.45)	—	(.45)	10.49	5.03
2006	10.45	.47	(.01)	.46	(.48)	—	(.48)	10.43	4.52

50	Nuveen Investments

Ratios/Supplemental Data

	Ratios to Average Net Assets(c)

Ending Net Assets (000)	Expenses Including Interest(d)		Expenses Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$131,134	.84	%*	.83	%*	4.65	%*	9%
128,672	.86		.85		4.86		14
106,117	.90		.85		4.66		40
107,241	.97		.82		4.23		50
91,465	1.09		.83		4.13		20
78,408	.85		.85		4.30		15

2,848	1.59	*	1.58	*	3.91	*	9
3,276	1.61		1.60		4.13		14
4,337	1.65		1.60		3.87		40
7,175	1.72		1.57		3.46		50
10,076	1.85		1.59		3.38		20
13,129	1.60		1.60		3.55		15

28,557	1.39	*	1.38	*	4.10	*	9
25,552	1.41		1.40		4.31		14
20,484	1.45		1.40		4.10		40
25,306	1.52		1.37		3.68		50
23,067	1.64		1.38		3.58		20
21,180	1.40		1.40		3.75		15

145,760	.64	*	.63	*	4.86	*	9
144,962	.66		.65		5.07		14
151,650	.70		.65		4.87		40
164,365	.77		.62		4.43		50
167,300	.89		.63		4.33		20
158,933	.65		.65		4.50		15
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable. The Fund did not receive an expense reimbursement from the Adviser during the fiscal years ended February 28/29, 2006 through 2010, or during the six months ended August 31, 2010.
(d)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities.
(e)	For the six months ended August 31, 2010.
(f)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	51

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

CALIFORNIA INSURED
Year Ended February 28/29,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (9/94)
2011(e)	$9.99	$.21	$.38	$.59	$(.21)	$—	$(.21)	$10.37	5.95%
2010	9.40	.43	.57	1.00	(.41)	—	(.41)	9.99	10.87
2009	9.83	.43	(.44)	(.01)	(.41)	(.01)	(.42)	9.40	(.06)
2008	10.84	.43	(.95)	(.52)	(.43)	(.06)	(.49)	9.83	(5.04)
2007	10.87	.43	.03	.46	(.44)	(.05)	(.49)	10.84	4.33
2006	10.91	.45	—	.45	(.45)	(.04)	(.49)	10.87	4.19
Class B (3/97)
2011(e)	10.02	.18	.37	.55	(.17)	—	(.17)	10.40	5.56
2010	9.43	.36	.57	.93	(.34)	—	(.34)	10.02	10.03
2009	9.85	.36	(.43)	(.07)	(.34)	(.01)	(.35)	9.43	(.73)
2008	10.86	.35	(.96)	(.61)	(.34)	(.06)	(.40)	9.85	(5.77)
2007	10.89	.35	.02	.37	(.35)	(.05)	(.40)	10.86	3.52
2006	10.92	.36	.02	.38	(.37)	(.04)	(.41)	10.89	3.48
Class C (9/94)
2011(e)	9.95	.19	.36	.55	(.18)	—	(.18)	10.32	5.59
2010	9.36	.37	.58	.95	(.36)	—	(.36)	9.95	10.31
2009	9.78	.37	(.42)	(.05)	(.36)	(.01)	(.37)	9.36	(.55)
2008	10.79	.37	(.96)	(.59)	(.36)	(.06)	(.42)	9.78	(5.62)
2007	10.81	.37	.03	.40	(.37)	(.05)	(.42)	10.79	3.81
2006	10.85	.38	—	.38	(.38)	(.04)	(.42)	10.81	3.58
Class I (7/86)(f)
2011(e)	10.01	.23	.37	.60	(.22)	—	(.22)	10.39	6.04
2010	9.42	.45	.57	1.02	(.43)	—	(.43)	10.01	11.05
2009	9.84	.45	(.43)	.02	(.43)	(.01)	(.44)	9.42	.23
2008	10.85	.45	(.96)	(.51)	(.44)	(.06)	(.50)	9.84	(4.87)
2007	10.87	.45	.04	.49	(.46)	(.05)	(.51)	10.85	4.60
2006	10.91	.47	—	.47	(.47)	(.04)	(.51)	10.87	4.36

52	Nuveen Investments

Ratios/Supplemental Data

	Ratios to Average Net Assets(c)

Ending Net Assets (000)	Expenses Including Interest(d)		Expenses Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$77,055	.84	%*	.84	%*	4.23	%*	3%
78,338	.86		.86		4.39		1
77,517	.85		.85		4.38		9
80,867	.91		.83		4.03		21
89,343	.86		.83		4.02		16
86,224	.84		.84		4.10		14

2,089	1.59	*	1.59	*	3.49	*	3
2,851	1.61		1.61		3.66		1
4,867	1.60		1.60		3.60		9
7,890	1.66		1.58		3.28		21
12,845	1.61		1.58		3.27		16
15,325	1.58		1.58		3.34		14

13,707	1.39	*	1.39	*	3.68	*	3
12,599	1.41		1.41		3.84		1
11,668	1.40		1.40		3.83		9
12,455	1.46		1.38		3.48		21
13,500	1.41		1.38		3.47		16
12,872	1.39		1.39		3.55		14

99,894	.64	*	.64	*	4.43	*	3
98,657	.66		.66		4.59		1
95,255	.65		.65		4.57		9
112,282	.71		.63		4.23		21
129,276	.66		.63		4.22		16
140,555	.64		.64		4.29		14
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable. The Fund did not receive an expense reimbursement from the Adviser during the fiscal years ended February 28/29, 2006 through 2010, or during the six months ended August 31, 2010.
(d)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities.
(e)	For the six months ended August 31, 2010.
(f)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	53

Annual Investment Management Agreement Approval Process

(Unaudited)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board members, including by a vote of a majority of the board members who are not parties to the advisory agreement or “interested persons” of any parties (the “Independent Board Members”), cast in person at a meeting called for the purpose of considering such approval. In connection with such approvals, the fund’s board members must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. Accordingly, at a meeting held on May 25-26, 2010 (the “May Meeting”), the Boards of Trustees (each a “Board” and each Trustee, a “Board Member”) of the Funds, including a majority of the Independent Board Members, considered and approved the continuation of the advisory agreements (each an “Advisory Agreement”) between each Fund and Nuveen Asset Management (the “Adviser”) for an additional one-year period. In preparation for their considerations at the May Meeting, the Board also held a separate meeting on April 21-22, 2010 (the “April Meeting”). Accordingly, the factors considered and determinations made regarding the renewals by the Independent Board Members include those made at the April Meeting.

In addition, in evaluating the Advisory Agreements, the Independent Board Members reviewed a broad range of information relating to the Funds and the Adviser, including absolute and comparative performance, fee and expense information for the Funds (as described in more detail below), the profitability of Nuveen for its advisory activities (which includes its wholly owned subsidiaries), and other information regarding the organization, personnel, and services provided by the Adviser. The Independent Board Members also met quarterly as well as at other times as the need arose during the year and took into account the information provided at such meetings and the knowledge gained therefrom. Prior to approving the renewal of the Advisory Agreements, the Independent Board Members reviewed the foregoing information with their independent legal counsel and with management, reviewed materials from independent legal counsel describing applicable law and their duties in reviewing advisory contracts, and met with independent legal counsel in private sessions without management present. The Independent Board Members considered the legal advice provided by independent legal counsel and relied upon their knowledge of the Adviser, its services and the Funds resulting from their meetings and other interactions throughout the year and their own business judgment in determining the factors to be considered in evaluating the Advisory Agreements. Each Board Member may have accorded different weight to the various factors in reaching his or her conclusions with respect to a Fund’s Advisory Agreement. The Independent Board Members did not identify any single factor as all-important or controlling. The Independent Board Members’ considerations were instead based on a comprehensive consideration of all the information presented. The principal factors considered by the Board and its conclusions are described below.

A. Nature, Extent and Quality of Services

In considering renewal of the Advisory Agreements, the Independent Board Members considered the nature, extent and quality of the Adviser’s services, including advisory services and administrative services. The Independent Board Members reviewed materials outlining, among other things, the Adviser’s organization and business; the types of services that the Adviser or its affiliates provide and are expected to provide to the Funds; the performance record of the applicable Fund (as described in further detail below); and any initiatives Nuveen had taken for the applicable fund product line, including the development of new practices and coordination among business units with respect to large shareholder transactions, streamlining the classes offered, and adding funds to various distribution platforms.

As part of their review, the Independent Board Members also evaluated the background, experience and track record of the Adviser’s investment personnel. In this regard, the Independent Board Members considered any changes in the personnel, and the impact on the level of services provided to the Funds, if any. The Independent Board Members also reviewed information regarding portfolio manager compensation arrangements to evaluate the Adviser’s ability to attract and retain high quality investment personnel, preserve stability, and reward performance but not provide an incentive for taking undue risks.

In addition to advisory services, the Independent Board Members considered the quality of administrative services provided by the Adviser and its affiliates including product management, fund administration, oversight of service providers, shareholder services, administration of Board relations, regulatory and portfolio compliance and legal support. Given the importance of compliance, the Independent Board Members also considered the Adviser’s compliance program, including the report of the chief compliance officer regarding the Funds’ compliance policies and procedures.

Based on their review, the Independent Board Members found that, overall, the nature, extent and quality of services provided (and expected to be provided) to the respective Funds under the Advisory Agreements were satisfactory.

B. The Investment Performance of the Funds and the Adviser

The Board considered the performance results of each Fund over various time periods. The Board reviewed, among other things, each Fund’s historic investment performance as well as information comparing the Fund’s performance information with that of other funds (the “Performance Peer Group”) based on data provided by an independent provider of mutual fund data and with recognized and/or customized benchmarks. In this regard, the Board reviewed each Fund’s total return information compared to its Performance Peer Group for the quarter, one-, three- and five-year periods ending December 31, 2009 and for the same periods ending March 31, 2010. In addition, the Board reviewed each Fund’s total return information compared to recognized and/or customized benchmarks for the quarter, one- and three-year periods ending December 31, 2009 and for the same periods ending March 31, 2010. The Board also reviewed the peer ranking of the Nuveen municipal funds advised by the Adviser in the aggregate. This information supplemented the Fund performance information provided to the Board at each of its quarterly meetings.

54	Nuveen Investments

In reviewing peer comparison information, the Independent Board Members recognized that the Performance Peer Group of certain funds may not adequately represent the objectives and strategies of the funds, thereby limiting the usefulness of comparing a fund’s performance with that of its Performance Peer Group. In this regard, the Independent Board Members considered that the Performance Peer Groups of certain funds (including the Nuveen California High Yield Municipal Bond Fund and Nuveen California Insured Municipal Bond Fund) were classified as having significant differences from such funds based on considerations such as special fund objectives, potential investable universe and the composition of the peer set (e.g., the number and size of competing funds and number of competing managers).

Based on their review, the Independent Board Members determined that each Fund’s investment performance over time had been satisfactory. The Independent Board Members noted that although the Nuveen California High Yield Municipal Bond Fund and the Nuveen California Insured Municipal Bond Fund underperformed their respective benchmark in the three-year period, they outperformed their benchmark in the one-year period. In addition, although the Nuveen California Municipal Bond Fund lagged its peers somewhat in the longer periods, the performance had improved in the one-year period performing in the first quartile.

C. Fees, Expenses and Profitability

1. Fees and Expenses

The Board evaluated the management fees and expenses of each Fund reviewing, among other things, such Fund’s gross management fees, net management fees and net expense ratios in absolute terms as well as compared to the fee and expenses of a comparable universe of funds based on data provided by an independent fund data provider (the “Peer Universe”) and in certain cases, to a more focused subset of funds in the Peer Universe (the “Peer Group”) and any expense limitations.

The Independent Board Members further reviewed the methodology regarding the construction of the applicable Peer Universe and/or Peer Group. In reviewing the comparisons of fee and expense information, the Independent Board Members took into account that in certain instances various factors such as: the asset level of a fund relative to peers; the limited size and particular composition of the Peer Universe or Peer Group; the investment objectives of the peers; expense anomalies; changes in the funds comprising the Peer Universe or Peer Group from year to year; levels of reimbursement; the timing of information used; and differences in the states reflected in the Peer Universe or Peer Group may impact the comparative data, thereby limiting the ability to make a meaningful comparison with peers.

In reviewing the fee schedule for a Fund, the Independent Board Members also considered the fund-level and complex-wide breakpoint schedules (described in further detail below) and any fee waivers and reimbursements provided by Nuveen. It was noted that the Funds had net advisory fees above the peer average of their Peer Group (or Peer Universe as applicable) but net expense ratios below, at or near (within 5 basis points or less) the peer expense ratio average. In addition, the Independent Board Members noted that the temporary expense cap for the Nuveen California High Yield Municipal Bond Fund will expire as such Fund operates under its expense cap.

Based on their review of the fee and expense information provided, the Independent Board Members determined that each Fund’s management fees were reasonable in light of the nature, extent and quality of services provided to the Fund.

2. Comparisons with the Fees of Other Clients

The Independent Board Members further reviewed information regarding the nature of services and fee rates offered by the Adviser to other clients, including municipal separately managed accounts and passively managed municipal bond exchange traded funds (ETFs) that are sub-advised by the Adviser. In evaluating the comparisons of fees, the Independent Board Members noted that the fee rates charged to the Funds and other clients vary, among other things, because of the different services involved and the additional regulatory and compliance requirements associated with registered investment companies, such as the Funds. Accordingly, the Independent Board Members considered the differences in the product types, including, but not limited to, the services provided, the structure and operations, product distribution and costs thereof, portfolio investment policies, investor profiles, account sizes and regulatory requirements. The Independent Board Members noted, in particular, that the range of services provided to the Funds (as discussed above) is much more extensive than that provided to separately managed accounts. Given the inherent differences in the products, particularly the extensive services provided to the Funds, the Independent Board Members believe such facts justify the different levels of fees.

3. Profitability of Nuveen

In conjunction with its review of fees, the Independent Board Members also considered the profitability of Nuveen for its advisory activities (which incorporated Nuveen’s wholly-owned affiliated sub-advisers) and its financial condition. The Independent Board Members reviewed the revenues and expenses of Nuveen’s advisory activities for the last two years, the allocation methodology used in preparing the profitability data and an analysis of the key drivers behind the changes in revenues and expenses that impacted profitability in 2009. The Independent Board Members noted this information supplemented the profitability information requested and received during the year to help keep them apprised of developments affecting profitability (such as changes in fee waivers and expense reimbursement commitments). In this regard, the Independent Board Members noted that they had also appointed an Independent Board Member as a point person to review and keep them apprised of changes to the profitability analysis and/or methodologies during the year. The Independent Board Members also considered Nuveen’s revenues for advisory

Nuveen Investments	55

Annual Investment Management Agreement Approval Process

(Unaudited) (continued)

activities, expenses, and profit margin compared to that of various unaffiliated management firms with similar amounts of assets under management and relatively comparable asset composition prepared by Nuveen.

In reviewing profitability, the Independent Board Members recognized the subjective nature of determining profitability which may be affected by numerous factors including the allocation of expenses. Further, the Independent Board Members recognized the difficulties in making comparisons as the profitability of other advisers generally is not publicly available and the profitability information that is available for certain advisers or management firms may not be representative of the industry and may be affected by, among other things, the adviser’s particular business mix, capital costs, types of funds managed and expense allocations. Notwithstanding the foregoing, the Independent Board Members reviewed Nuveen’s methodology and assumptions for allocating expenses across product lines to determine profitability. In reviewing profitability, the Independent Board Members recognized Nuveen’s investment in its fund business. Based on their review, the Independent Board Members concluded that Nuveen’s level of profitability for its advisory activities was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Independent Board Members also considered other amounts paid to the Adviser by the Funds as well as any indirect benefits (such as soft dollar arrangements, if any) the Adviser and its affiliates receive, or are expected to receive, that are directly attributable to the management of the Funds, if any. See Section E below for additional information on indirect benefits the Adviser may receive as a result of its relationship with the Funds. Based on their review of the overall fee arrangements of each Fund, the Independent Board Members determined that the advisory fees and expenses of the respective Fund were reasonable.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

With respect to economies of scale, the Independent Board Members have recognized the potential benefits resulting from the costs of a fund being spread over a larger asset base, although economies of scale are difficult to measure and predict with precision, particularly on a fund-by-fund basis. One method to help ensure the shareholders share in these benefits is to include breakpoints in the advisory fee schedule. Generally, management fees for funds in the Nuveen complex are comprised of a fund-level component and a complex-level component, subject to certain exceptions. Accordingly, the Independent Board Members reviewed and considered the applicable fund-level breakpoints in the advisory fee schedules that reduce advisory fees as asset levels increase.

In addition to fund-level advisory fee breakpoints, the Board also considered the Funds’ complex-wide fee arrangement. Pursuant to the complex-wide fee arrangement, the fees of the funds in the Nuveen complex are generally reduced as the assets in the fund complex reach certain levels. The complex-wide fee arrangement seeks to provide the benefits of economies of scale to fund shareholders when total fund complex assets increase, even if assets of a particular fund are unchanged or have decreased. The approach reflects the notion that some of Nuveen’s costs are attributable to services provided to all its funds in the complex and therefore all funds benefit if these costs are spread over a larger asset base.

Based on their review, the Independent Board Members concluded that the breakpoint schedules and complex-wide fee arrangement were acceptable and reflect economies of scale to be shared with shareholders when assets under management increase.

E. Indirect Benefits

In evaluating fees, the Independent Board Members received and considered information regarding potential “fall out” or ancillary benefits the Adviser or its affiliates may receive as a result of its relationship with each Fund. In this regard, the Independent Board Members considered, among other things, any sales charges, distribution fees and shareholder services fees received and retained by the Funds’ principal underwriter, an affiliate of the Adviser, which includes fees received pursuant to any 12b-1 plan. The Independent Board Members, therefore, considered the 12b-1 fees retained by Nuveen during the last calendar year.

In addition to the above, the Independent Board Members considered whether the Adviser received any benefits from soft dollar arrangements whereby a portion of the commissions paid by a Fund for brokerage may be used to acquire research that may be useful to the Adviser in managing the assets of the Funds and other clients. The Independent Board Members noted that the Adviser does not currently have any soft dollar arrangements; however, to the extent certain bona fide agency transactions that occur on markets that traditionally trade on a principal basis and riskless principal transactions are considered as generating “commissions,” the Adviser intends to comply with the applicable safe harbor provisions.

Based on their review, the Independent Board Members concluded that any indirect benefits received by the Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.

F. Other Considerations

The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, unanimously concluded that the terms of the Advisory Agreements are fair and reasonable, that the Adviser’s fees are reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

56	Nuveen Investments

Notes

Nuveen Investments	57

Notes

58	Nuveen Investments

Notes

Nuveen Investments	59

Glossary of Terms Used in this Report

Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed,” with current holders receiving a formula-based interest rate until the next scheduled auction.

Pre-refundings: Pre-refundings, also known as advance refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Effective Maturity: The weighted average of the effective maturity dates of the fixed-income securities in the portfolio. A bond’s effective maturity takes into account the possibility that it may be called by the issuer before its stated maturity date. In this case, the bond trades as though it had a shorter maturity than its stated maturity.

Average Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or Fund’s duration, the more the price of the bond or Fund will change as interest rates change.

Dividend Yield (also known as Market Yield or Current Yield): An investment’s current annualized dividend divided by its current offering price.

Inverse Floaters: Inverse floating rate securities are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

Net Asset Value (NAV): A Fund’s NAV is the dollar value of one share in the Fund. It is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC 30-Day Yield: A standardized measure of a Fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the Fund’s portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis at a specified assumed tax rate, the yield of a municipal bond investment.

Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

60	Nuveen Investments

Fund Information

Fund Manager

Nuveen Asset Management

333 West Wacker Drive

Chicago, IL 60606

Legal Counsel

Chapman and Cutler LLP

Chicago, IL

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Chicago, IL

Custodian

State Street Bank & Trust Company

Boston, MA

Transfer Agent and Shareholder Services

Boston Financial

Data Services, Inc.

Nuveen Investor Services

P.O. Box 8530

Boston, MA 02266-8530

(800) 257-8787

Quarterly Portfolio of Investments and Proxy Voting Information: You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 100 F Street NE, Washington, D.C. 20549.

The Financial Industry Regulatory Authority (“FINRA”) provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of FINRA members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.finra.org. FINRA also provides an investor brochure that includes information describing the Public Disclosure Program.

Nuveen Investments	61

Nuveen Investments:

Serving Investors For Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. We market our growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, Nuveen Investments managed more than $160 billion of assets on September 30, 2010.

Find out how we can help you.

To learn more about the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/mf

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It only takes a minute to sign up for e-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Fund information is ready. No more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.

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If you receive your Nuveen Fund dividends and statements from your financial advisor or brokerage account.

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www.nuveen.com/accountaccess

If you receive your Nuveen Fund dividends and statements directly from Nuveen.

Distributed by Nuveen Investments, LLC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com

MSA-CA-0810P

Mutual Funds

Nuveen Municipal Bond Funds

Dependable, tax-free income because it’s not what you earn, it’s what you keep.®

Semi-Annual Report

August 31, 2010

Nuveen Massachusetts Municipal Bond Fund	Nuveen Massachusetts Insured Municipal Bond Fund

NUVEEN INVESTMENTS ANNOUNCES STRATEGIC COMBINATION WITH FAF ADVISORS

On July 29, 2010, Nuveen Investments, Inc. announced that U.S. Bancorp will receive a 9.5% stake in Nuveen Investments and cash consideration in exchange for the long-term asset business of U.S. Bancorp’s FAF Advisors (FAF). Nuveen Investments is the parent of Nuveen Asset Management (NAM), the investment adviser for the Funds included in this report.

FAF Advisors, which currently manages about $25 billion of long-term assets and serves as the advisor of the First American Funds, will be combined with NAM, which currently manages about $75 billion in municipal fixed income assets. Upon completion of the transaction, Nuveen Investments, which currently manages about $150 billion of assets across several high-quality affiliates, will manage a combined total of about $175 billion in institutional and retail assets.

This combination will not affect the investment objectives, strategies or policies of the Funds in this report. Over time, Nuveen Investments expects that the combination will provide even more ways to meet the needs of investors who work with financial advisors and consultants by enhancing the multi-boutique model of Nuveen Investments, which also includes highly respected investment teams at NWQ Investment Management, Santa Barbara Asset Management, Symphony Asset Management, Tradewinds Global Investors, Winslow Capital and Nuveen HydePark.

The transaction is expected to close late in 2010, subject to customary conditions.

Must be preceded by or accompanied by a prospectus.	NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Chairman’s

Letter to Shareholders

Dear Shareholder,

Recent months have revealed the fragility and disparity of the global economic recovery. In the U.S., the rate of economic growth has slowed as various stimulus programs have started to wind down, exposing weakness in the underlying economy. In contrast, many emerging market countries are experiencing a return to comparatively high rates of growth. Confidence in global financial markets has been undermined by concerns about high sovereign debt levels in Europe and the U.S. Until these countries can begin credible programs to reduce their budgetary deficits, market unease and hesitation will remain. On a more positive note, even though the countries now enjoying the strongest recovery depend on exports to countries with trade deficits, these importing countries have resisted the temptation to damage world trade by erecting trade barriers.

The U.S. economy is subject to unusually high levels of uncertainty as it struggles to recover from a devastating financial crisis. Unemployment remains stubbornly high, due to what appears to be both cyclical and structural forces. Federal Reserve policy makers are considering novel approaches to provide support to the economy, and administration policy makers are debating additional stimulus measures. However, the high levels of debt owed both by U.S. consumers and the U.S. government limit their ability to engineer a stronger economic recovery.

The U.S. financial markets reflect the crosscurrents now impacting the U.S. economy. Today’s historically low interest rates reflect the Fed’s easy monetary policy and the demand for U.S. government debt by U.S. and overseas investors looking for a safe haven for investment. Despite a continued corporate earnings recovery, equity markets continue to reflect concern about the possibility of a “double dip” recession. Encouragingly, financial institutions are rebuilding their balance sheets and the financial reform legislation enacted this summer has the potential to address many of the most significant contributors to the financial crisis, although many details still have to be worked out.

In this difficult environment, your Nuveen investment team continues to seek sustainable investment opportunities and, at the same time, remains alert for potential risks that may result from a recovery still facing many headwinds. As your representative, the Nuveen Fund Board monitors the activities of each investment team to assure that all maintain their investment disciplines. As always, I encourage you to contact your financial consultant if you have any questions about your investment in a Nuveen Fund.

On behalf of the other members of your Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner

Chairman of the Board

October 21, 2010

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Portfolio Manager’s Comments

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Any reference to credit ratings for portfolio holdings refers to the highest rating assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”) such as Standard & Poor’s, Moody’s, or Fitch. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below investment grade. Holdings and ratings may change over time.

Portfolio manager Cathryn Steeves discusses key investment strategies and the Funds’ performance during the six months ending August 31, 2010. Cathryn, who has 14 years of investment experience, has managed the Funds since 2006.

How did the Funds perform during the six-month reporting period?

The table on page four provides Class A Share total return performance information for the six-month, one-year, five-year and ten-year periods ending August 31, 2010. Each Fund’s total returns are compared with the performance of its corresponding national and state-specific Standard & Poor’s (S&P) indexes and a Lipper category average.

During the six-month reporting period, the Class A Shares at net asset value of the Nuveen Massachusetts Municipal Bond Fund outperformed all of the comparative performance measures. The Nuveen Massachusetts Insured Municipal Bond Fund’s Class A Shares at net asset value trailed the S&P indexes and outpaced the Lipper average.

Limited supply and strong demand for tax-exempt bonds provided a very constructive performance backdrop for both Funds during this period. This combination drove the prices of municipal bonds higher and pushed their yields downward (bond prices and yields move in opposite directions). Along with the favorable supply/demand trend, tax-exempt debt benefited from low and declining interest rates. Early in 2010, many bond investors were concerned that a recovering economy could lead to inflation which would reduce the value of bonds’ future income payments. As the year progressed, however, the prospects for a quick, robust economic recovery faded and inflation worries eased. This caused interest rates on bonds of all maturities — especially longer bonds — to trend downward from already-low levels.

Another other important positive factor for investors in municipal bonds was the stable environment for issuers with lower credit ratings. Despite concerns about the financial situation affecting state and local governments nationwide, debt defaults were very rare. As investors became more confident in the ability of issuers to meet their financial obligations, they became more willing to take on credit risk in search of higher income amid very low interest rates. This caused credit spreads — meaning the extra income investors demanded for investing in lower-rated securities — to narrow.

The non-insured Fund benefited from its relatively long duration compared with the national municipal bond market, as the supply of longer-maturity bonds was greater than that of many other states. Relatively modest exposure to very-short-dated bonds and greater exposure to long-intermediate bonds — an area of the yield curve that benefited disproportionately from falling interest rates — were especially helpful. In contrast, the

2	Nuveen Investments

very limited availability of longer-dated Massachusetts insured issues made it a challenge to keep the Insured Fund’s duration as long as we wished. This hampered our results, as the portfolio would have benefited from being more sensitive to the positive interest rate conditions.

Credit-quality was a positive factor for both Funds. As credit spreads tightened, the uninsured Fund was helped by its allocations to BBB and non-rated debt. Modest exposure to higher rated bonds — those rated AAA and AA — also helped. In the Insured Fund, the best performers generally were insured bonds issued by entities with weaker underlying credit ratings, as well as our limited non-insured bond holdings with ratings of A and BBB.

Not surprisingly, those sectors with significant lower-rated bond issuance outperformed higher-rated sectors during the period. The generally higher-rated tax-backed bond sector lagged the overall market, for example, and being underweighted in this group added to both Funds’ relative performance. Both Funds’ exposure to the health care sector helped results, as this group outperformed the national municipal bond market. In contrast, both Funds had relatively higher weightings in housing bonds, hampering comparative total returns. This category underperformed because of investors’ concerns about the securities’ prepayment risks. Elsewhere, overweighting education bonds weighed on both Funds, while a modest overweighting in industrial development bonds — a predominantly lower-rated sector — boosted results for the non-insured portfolio.

Nuveen Investments	3

1	The Standard & Poor’s (S&P) Massachusetts Municipal Bond Index is an unleveraged, market value-weighted indexes designed to measure the performance of the tax-exempt, investment-grade Massachusetts municipal bond market. The Standard & Poor’s (S&P) Insured National Municipal Bond Index is an unleveraged, market value-weighted index designed to measure the insured segment performance of the tax-exempt, investment grade U.S. municipal bond market. The Standard & Poor’s (S&P) National Municipal Bond Index is an unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment grade U.S. municipal bond market. The returns assume reinvestment of dividends, but do not reflect any management fees or sales charges. You cannot invest directly in an index.

2	The Lipper averages shown represent the average annualized total returns for all reporting funds in the respective categories. The Lipper Massachusetts Municipal Debt Funds Average contained 42, 42, 36 and 31 funds for the 6-month, 1-year, 5-year and 10-year periods, respectively, ended August 31, 2010. The Lipper Single-State Insured Municipal Debt Funds Average contained 58, 58, 55 and 53 funds, for the 6-month, 1-year, 5-year and 10-year periods, respectively, ended August 31, 2010. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper Average.

Class A Shares – Average Annual Total Returns as of 8/31/10

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Nuveen Massachusetts Municipal Bond Fund
A Shares at NAV	6.70%	13.62%	4.48%	5.25%
A Shares at Offer	2.20%	8.86%	3.58%	4.80%
Standard & Poor’s (S&P) Massachusetts Municipal Bond Index[1]	5.46%	9.32%	5.27%	5.95%
Standard & Poor’s (S&P) National Municipal Bond Index[1]	5.53%	10.19%	4.77%	5.67%
Lipper Massachusetts Municipal Debt Funds Average[2]	5.51%	10.72%	4.10%	4.95%
Nuveen Massachusetts Insured Municipal Bond Fund
A Shares at NAV	5.35%	9.34%	4.36%	5.00%
A Shares at Offer	0.97%	4.76%	3.47%	4.55%
Standard & Poor’s (S&P) Massachusetts Municipal Bond Index[1]	5.46%	9.32%	5.27%	5.95%
Standard & Poor’s (S&P) Insured National Municipal Bond Index[1]	5.72%	10.21%	4.73%	5.80%
Lipper Single-State Insured Municipal Debt Funds Average[2]	4.81%	8.52%	3.80%	4.53%

Returns quoted represent past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Class A Shares have a maximum 4.20% sales charge. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Returns may reflect a contractual agreement between the Funds and the investment adviser to waive certain fees and expenses; see Notes to Financial Statements, Footnote 7 — Management Fees and Other Transactions with Affiliates for more information. In addition, returns may reflect a voluntary expense limitation by the Funds’ investment adviser that may be modified or discontinued at any time without notice. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Please see each Fund’s Spotlight Page later in this report for more complete performance data and expense ratios.

4	Nuveen Investments

What strategies were used to manage the Funds?

Over this period, we continued to follow the same management approach we’ve used in the past. In addition to evaluating our existing holdings on an ongoing basis to ensure continued comfort with their performance and credit quality, we invested in municipal bonds we believed were creditworthy and offered shareholders particularly good total return potential relative to their risks.

Changes to both portfolios were modest during the six-month reporting period. In part, this was because the supply of new tax-exempt municipal bonds was very limited. A big reason for the severely constrained supply was the ongoing impact of the Build America Bond (BAB) program. BABs are taxable municipal bonds created as part of the February 2009 federal economic stimulus package. Because the program offers an attractive federal subsidy to issuers of BABs, it has managed to supplant much of the issuance that typically would have come to market as traditional tax-exempt debt.

Market conditions also left us with little incentive to make changes to the portfolios. As credit spreads narrowed and interest rates remained low, we felt the portfolios’ more-seasoned bonds generally offered better performance potential than bonds issued more recently in an environment of lower yields.

With the few new purchases we did make, we focused on bonds with 15–30 year maturities, emphasizing the 20-year-range, which we believed provided investors the strongest overall values. Newly added bonds included some continuing care retirement community bonds, transportation issues and higher-education securities. To fund these purchases, we primarily used the proceeds of called bonds.

Investment opportunities for the Insured Fund were very scarce. Following the 2008 financial crisis, many municipal bond insurers saw their credit ratings downgraded. Since then, it has become much more difficult to find appropriate insured bonds rated AAA at their time of purchase (which must make up 80% of the portfolio). During the six-month period, in fact, we found no suitable opportunities to add Massachusetts insured bonds to the Fund. To keep the portfolio’s duration sufficiently long, we made increased use of a non-insured “basket” of securities. For example, we bought some noninsured Boston housing bonds. We also purchased some Guam-issued bonds, as U.S. territorial bonds are generally tax-exempt for investors in all 50 states. As of August 31, 2010, 17% of the portfolio was invested in non-insured municipal bonds. As with the non-insured Massachusetts Fund, we used the proceeds of bond calls to fund these purchases, and we also sold a handful of very-short-maturity securities we believed had relatively limited future performance potential.

Recent Changes to Investment Policies of Nuveen Insured Funds

Effective April 29, 2010, the Nuveen Massachusetts Insured Fund’s investment policy provides under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest thereon. In addition, under normal circumstances, the municipal securities in which the Fund invests will be, at the time of purchase, (i) rated BBB/Baa or better by an Nationally Recognized Statistical Rating Organization (NRSRO) or covered by

Nuveen Investments	5

insurance from insurers with a claims-paying ability rated BBB/Baa or better by an NRSRO; (ii) unrated, but judged to be of comparable quality by the Fund’s investment adviser; or (iii) backed by an escrow or trust account containing sufficient U.S. Government or U.S. government agency securities to ensure timely payment of principal and interest.

The Fund’s Board of Trustees approved these changes in response to the continuing challenges faced by municipal bond insurers. The changes to the Fund’s investment policies are intended to increase the Fund’s investment flexibility in pursuing its investment objective, while retaining the insured nature of its portfolio.

Dividend Information

The Class I Shares of the Nuveen Massachusetts Municipal Bond Fund saw a dividend increase in August 2010. All share classes of the Nuveen Massachusetts Insured Municipal Bond Fund decreased in August 2010.

Each Fund seeks to pay dividends at a rate that reflects the past and projected performance of the Fund. To permit a Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund’s net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders. As of August 31, 2010, both Funds had positive UNII balances, based upon our best estimate, for tax purposes. Massachusetts Municipal Bond Fund had a positive UNII balance for financial reporting purposes while Massachusetts Insured Municipal Bond Fund had a negative UNII balance for financial reporting purposes.

6	Nuveen Investments

Fund Spotlight as of 8/31/10 Nuveen Massachusetts Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	I Shares
Fund Symbol	NMAAX	NMABX	NMACX	NBMAX
Net Asset Value (NAV)	$10.17	$10.19	$10.09	$10.16
Latest Dividend[1]	$0.0375	$0.0315	$0.0330	$0.0395
Inception Date	9/07/94	3/07/97	10/06/94	12/22/86

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect an expense limitation by the Fund’s investment adviser.

Average Annual Total Returns as of 8/31/10

A Shares	NAV	Offer
1-Year	13.62%	8.86%
5-Year	4.48%	3.58%
10-Year	5.25%	4.80%

B Shares	w/o CDSC	w/CDSC
1-Year	12.90%	8.90%
5-Year	3.71%	3.54%
10-Year	4.62%	4.62%

C Shares	NAV
1-Year	13.11%
5-Year	3.91%
10-Year	4.68%

I Shares	NAV
1-Year	13.98%
5-Year	4.70%
10-Year	5.47%
Tax-Free Yields

A Shares	NAV	Offer
Dividend Yield[2]	4.42%	4.24%
30-Day Yield[2]	3.68%	—
SEC 30-Day Yield[2,3]	—	3.52%
Taxable-Equivalent Yield[3,4]	5.40%	5.16%

B Shares	NAV
Dividend Yield[2]	3.71%
30-Day Yield[2]	2.93%
Taxable-Equivalent Yield[4]	4.30%

C Shares	NAV
Dividend Yield[2]	3.92%
30-Day Yield[2]	3.15%
Taxable-Equivalent Yield[4]	4.62%

I Shares	NAV
Dividend Yield[2]	4.67%
SEC 30-Day Yield[2]	3.88%
Taxable-Equivalent Yield[4]	5.69%

Average Annual Total Returns as of 9/30/10

A Shares	NAV	Offer
1-Year	6.26%	1.84%
5-Year	4.51%	3.62%
10-Year	5.21%	4.76%

B Shares	w/o CDSC	w/CDSC
1-Year	5.49%	1.49%
5-Year	3.72%	3.55%
10-Year	4.58%	4.58%

C Shares	NAV
1-Year	5.62%
5-Year	3.92%
10-Year	4.63%

I Shares	NAV
1-Year	6.48%
5-Year	4.71%
10-Year	5.42%

Portfolio Statistics
Net Assets ($000)	$139,854
Average Effective Maturity on Securities (Years)	18.97
Average Duration	6.08

Expense Ratios
Share Class	Gross Expense Ratios
Class A	0.91%
Class B	1.65%
Class C	1.46%
Class I	0.71%

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses but excluding interest expense on floating rate obligations, if any. The expense ratios are those shown in the most recent Fund prospectus.

Refer to the Glossary of Terms Used in this Report for further definition of terms used within this Fund’s Spotlight page.

1	Paid September 1, 2010. This is the latest monthly tax-exempt dividend declared during the six-month period ended August 31, 2010. Effective April 1, 2010, the Fund changed its declaration, record and ex-dividend date to daily. The Fund will continue to pay dividends monthly. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Dividends and Distributions to Shareholders for further information.

2	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

3	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

4	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a combined federal and state income tax rate of 31.8%.

Nuveen Investments	7

Fund Spotlight (continued) as of 8/31/10 Nuveen Massachusetts Municipal Bond Fund

Bond Credit Quality1

Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

Portfolio Composition[1]
Education and Civic Organizations	28.7%
Health Care	24.0%
Transportation	9.8%
Long-Term Care	7.6%
Tax Obligation/General	5.7%
Housing/Multifamily	5.6%
Tax Obligation/Limited	5.4%
Other	13.2%

1	As a percentage of total investments as of August 31, 2010. Holdings are subject to change.

Risk Considerations

Investing in municipal bonds involves interest rate risk, the risk that interest rates will rise, causing bond prices to fall; and credit risk, the risk that an issuer of a municipal bond will be unable to make interest and principal payments. As with any mutual fund, possible loss of principal is also a risk.

An investor should carefully consider the Fund’s objectives, risks, charges and expenses before investing. For a prospectus containing this and other information about the Fund, please contact your financial advisor or Nuveen Investments at (800) 257-8787. Read the prospectus carefully before you invest or send money.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as up-front and back-end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)
	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (3/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (8/31/10)	$1,067.00	$1,064.10	$1,064.70	$1,069.20	$1,020.77	$1,016.99	$1,018.00	$1,021.78
Expenses Incurred During Period	$4.58	$8.48	$7.44	$3.55	$4.48	$8.29	$7.27	$3.47

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .88%, 1.63%, 1.43% and .68% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

8	Nuveen Investments

Fund Spotlight as of 8/31/10 Nuveen Massachusetts Insured Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	I Shares
Fund Symbol	NMAIX	NINSX	NMAKX	NIMAX
Net Asset Value (NAV)	$10.49	$10.51	$10.49	$10.54
Latest Dividend[1]	$0.0315	$0.0250	$0.0265	$0.0330
Latest Ordinary Income Distribution[2]	$0.0643	$0.0643	$0.0643	$0.0643
Latest Capital Gain Distribution[2]	$0.0246	$0.0246	$0.0246	$0.0246
Inception Date	9/07/94	3/06/97	9/15/94	12/22/86

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect an expense limitation by the Fund’s investment adviser.

Average Annual Total Returns as of 8/31/10

A Shares	NAV	Offer
1-Year	9.34%	4.76%
5-Year	4.36%	3.47%
10-Year	5.00%	4.55%

B Shares	w/o CDSC	w/CDSC
1-Year	8.52%	4.52%
5-Year	3.59%	3.42%
10-Year	4.36%	4.36%

C Shares	NAV
1-Year	8.76%
5-Year	3.79%
10-Year	4.42%

I Shares	NAV
1-Year	9.60%
5-Year	4.57%
10-Year	5.21%
Tax-Free Yields

A Shares	NAV	Offer
Dividend Yield[3]	3.60%	3.45%
30-Day Yield[3]	2.64%	—
SEC 30-Day Yield[3,4]	—	2.53%
Taxable-Equivalent Yield[4,5]	3.87%	3.71%

B Shares	NAV
Dividend Yield[3]	2.85%
30-Day Yield[3]	1.88%
Taxable-Equivalent Yield[5]	2.76%

C Shares	NAV
Dividend Yield[3]	3.03%
30-Day Yield[3]	2.09%
Taxable-Equivalent Yield[5]	3.06%

I Shares	NAV
Dividend Yield[3]	3.76%
SEC 30-Day Yield[3]	2.83%
Taxable-Equivalent Yield[5]	4.15%

Average Annual Total Returns as of 9/30/10

A Shares	NAV	Offer
1-Year	5.65%	1.25%
5-Year	4.54%	3.64%
10-Year	5.03%	4.58%

B Shares	w/o CDSC	w/CDSC
1-Year	4.86%	0.86%
5-Year	3.77%	3.59%
10-Year	4.41%	4.41%

C Shares	NAV
1-Year	5.08%
5-Year	3.99%
10-Year	4.46%

I Shares	NAV
1-Year	5.81%
5-Year	4.75%
10-Year	5.24%

Portfolio Statistics
Net Assets ($000)	$91,460
Average Effective Maturity on Securities (Years)	16.10
Average Duration	4.73

Expense Ratios
Share Class	Gross Expense Ratios
Class A	0.91%
Class B	1.66%
Class C	1.47%
Class I	0.71%

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses but excluding interest expense on floating rate obligations, if any. The expense ratios are those shown in the most recent Fund prospectus.

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Spotlight page.

1	Paid September 1, 2010. This is the latest monthly tax-exempt dividend declared during the six-month period ended August 31, 2010. Effective April 1, 2010, the Fund changed its declaration, record and ex-dividend date to daily. The Fund will continue to pay dividends monthly. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Dividends and Distributions to Shareholders for further information.

2	Paid November 12, 2009. Capital gains and ordinary income are subject to federal taxation.

3	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

4	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

5	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a combined federal and state income tax rate of 31.8%.

Nuveen Investments	9

Fund Spotlight (continued) as of 8/31/10 Nuveen Massachusetts Insured Municipal Bond Fund

Bond Credit Quality1

Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

Portfolio Composition[1]
Tax Obligation/General	19.8%
Tax Obligation/Limited	14.4%
Water and Sewer	13.5%
Health Care	13.4%
Education and Civic Organizations	12.7%
Housing/Multifamily	7.1%
Long-Term Care	6.6%
Transportation	5.6%
Other	6.9%

Insurers[2,3]
NPFG[4]	31.7%
AGM	25.9%
FGIC	16.7%
AMBAC	13.9%
AGC	7.7%
Other	4.1%

1	As a percentage of total investments as of August 31, 2010. Holdings are subject to change.

2	As a percentage of total Insured investments as of August 31, 2010. Holdings are subject to change.

3	The Fund intends to invest at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Insurance for more information. As of August 31, 2010, the Fund includes 83% (as a % of total investments) of Insured securities.

4	MBIA’s public finance subsidiary.

Risk Considerations

Investing in municipal bonds involves interest rate risk, the risk that interest rates will rise, causing bond prices to fall; and credit risk, the risk that an issuer of a municipal bond will be unable to make interest and principal payments. As with any mutual fund, possible loss of principal is also a risk.

An investor should carefully consider the Fund’s objectives, risks, charges and expenses before investing. For a prospectus containing this and other information about the Fund, please contact your financial advisor or Nuveen Investments at (800) 257-8787. Read the prospectus carefully before you invest or send money.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as up-front and back-end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)
	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (3/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (8/31/10)	$1,053.50	$1,050.40	$1,050.60	$1,055.20	$1,020.62	$1,016.84	$1,017.85	$1,021.63
Expenses Incurred During Period	$4.71	$8.58	$7.55	$3.68	$4.63	$8.44	$7.43	$3.62

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .91%,1.66%, 1.46% and .71% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Municipal Bond Fund

August 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 0.6%

$1,425	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds, Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)	9/12 at 102.00	Caa3	$795,321
	Consumer Staples – 1.4%

765	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	761,458

1,000	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.625%, 10/01/29	10/19 at 100.00	BBB	1,133,740
1,765	Total Consumer Staples			1,895,198
	Education and Civic Organizations – 27.3%

1,000	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2008U-4, 5.600%, 10/01/35	No Opt. Call	A2	1,088,230

6,000	Massachusetts Development Finance Agency, Revenue Bonds, Draper Laboratory, Series 2008, 5.875%, 9/01/30	No Opt. Call	Aa3	6,731,036

1,000	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2010A, 5.000%, 1/01/40	1/20 at 100.00	A–	1,017,850

1,000	Massachusetts Development Finance Agency, Revenue Bonds, The Sabis International Charter School, Series 2009A, 8.000%, 4/15/39	10/19 at 100.00	BBB	1,152,520

	Massachusetts Development Finance Agency, Revenue Bonds, Williston Northampton School, Series 2005B:
100	5.000%, 10/01/25 – SYNCORA GTY Insured	10/15 at 100.00	Baa1	102,360
1,500	5.000%, 10/01/37 – SYNCORA GTY Insured	10/15 at 100.00	Baa1	1,430,430

750	Massachusetts Development Finance Authority, Revenue Bonds, Boston University Issue, Series 2009-V1, 5.000%, 10/01/29	10/19 at 100.00	A	806,625

3,000	Massachusetts Development Finance Authority, Revenue Bonds, Curry College, Series 1999A, 5.500%, 3/01/29 – ACA Insured	9/10 at 100.50	BBB	3,008,190

	Massachusetts Development Finance Authority, Revenue Bonds, Hampshire College, Series 2004:
1,000	5.625%, 10/01/24	10/14 at 100.00	BBB	1,024,260
1,000	5.700%, 10/01/34	10/14 at 100.00	BBB	1,012,630

3,075	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy and Allied Health Sciences, Series 2005D, 5.000%, 7/01/27 – AGC Insured	7/15 at 100.00	AAA	3,283,270

750	Massachusetts Development Finance Authority, Revenue Bonds, Milton Academy, Series 2003A, 5.000%, 9/01/19	9/13 at 100.00	AA–	847,200

2,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2002A, 5.750%, 1/01/42 – AMBAC Insured	No Opt. Call	A	2,347,960

895	Massachusetts Educational Finance Authority, Educational Loan Revenue Bonds, Series 2002A, 5.000%, 1/01/13 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	AA	928,384

1,615	Massachusetts Educational Financing Authority, Educaton Loan Revenue Bonds, Series 2008H, 6.350%, 1/01/30 – AGC Insured (Alternative Minimum Tax)	1/18 at 100.00	AAA	1,750,951

2,000	Massachusetts Educational Financing Authority, Educaton Loan Revenue Bonds, Series 2009I, 6.000%, 1/01/28	1/20 at 100.00	AA	2,200,020

800	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Tender Option Bond Trust 2010-20W, 13.107%, 12/15/34 (IF)	12/19 at 100.00	AAA	1,082,328

3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Tufts University, Series 2008O, 5.375%, 8/15/38	8/18 at 100.00	Aa2	3,342,420

500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Wellesley College, Series 2003H, 5.000%, 7/01/26	7/13 at 100.00	Aaa	540,460

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Municipal Bond Fund (continued)

August 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$2,230	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Williams College, Series 2007L, 5.000%, 7/01/31	7/16 at 100.00	AAA	$2,469,859

1,500	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk University Issue, Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	BBB	1,586,565

425	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999, 5.375%, 2/01/19	2/11 at 100.00	BBB–	426,449
35,140	Total Education and Civic Organizations			38,179,997
	Health Care – 22.9%

2,410	Massachusetts Development Finance Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 1999A, 6.250%, 8/15/29 – ACA Insured	2/11 at 100.50	N/R	1,948,702

1,500	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series 2008A, 6.500%, 1/15/38	1/18 at 100.00	N/R	1,386,780

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Baystate Medical Center, Series 2009I, 5.750%, 7/01/36	7/19 at 100.00	A+	2,159,240

1,250	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System, Series 2001E, 6.250%, 10/01/31	10/11 at 101.00	BBB+	1,273,163

3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston Medical Center, Series 2008B, 5.250%, 7/01/38	7/18 at 100.00	BBB+	2,897,670

3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Health Care Inc., Series 2001C, 5.250%, 11/15/31 – RAAI Insured	11/11 at 101.00	BBB	2,917,500

50	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi Obligated Group, Series 1999A, 5.750%, 7/01/28	1/11 at 100.00	BBB	49,392

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi Obligated Group, Series 2002B, 6.250%, 7/01/22	7/12 at 101.00	BBB	1,024,600

790	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Covenant Health Systems Obligated Group, Series 2002, 6.000%, 7/01/31	1/12 at 101.00	A	808,636

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2002, 5.125%, 8/01/22 – AGM Insured	8/12 at 100.00	AAA	1,032,150

1,450	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital, Series 2005E, 5.000%, 8/15/35 – RAAI Insured	8/15 at 100.00	N/R	1,261,877

1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard Pilgrim Healthcare, Series 1998A, 4.750%, 7/01/22 – AGM Insured	1/11 at 100.00	AAA	1,501,155

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Clinic Medical Center, Series 2005C, 5.000%, 8/15/21 – FGIC Insured	8/15 at 100.00	A+	2,119,500

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Medical Center, Series 2007D, 5.250%, 8/15/28	8/17 at 100.00	A+	2,085,060

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional Medical Center, Series 2007E:
2,040	5.000%, 7/15/32	7/17 at 100.00	BBB–	1,802,218
1,000	5.000%, 7/15/37	7/17 at 100.00	BBB–	859,000

330	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Millford-Whitinsville Regional Hospital, Series 1998C, 5.750%, 7/15/13	1/11 at 100.00	BBB–	330,426

1,400	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital Project, Series 2005D, 5.250%, 7/01/30	7/15 at 100.00	BB–	1,115,170

3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2004A, 6.375%, 7/01/34	7/14 at 100.00	CCC	2,336,910

105	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare System Inc., Series 2001C, 5.750%, 7/01/32	7/11 at 101.00	AA	107,492

375	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health Care, Series 2001C, 6.625%, 7/01/32	7/11 at 100.00	BBB+	380,280

12	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$2,565	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health Care, Series 2005D, 5.000%, 7/01/33	7/15 at 100.00	BBB+	$2,575,747
33,765	Total Health Care			31,972,668
	Housing/Multifamily – 5.3%

1,115	Framingham Housing Authority, Massachusetts, GNMA Collateralized Mortgage Revenue Refunding Bonds, Beaver Terrace Apartments, Series 2000A, 6.350%, 2/20/32	8/15 at 100.00	Aaa	1,238,988

2,125	Massachusetts Development Finance Authority, Multifamily Housing Revenue Bonds, Emerson Manor Project, Series 2007, 4.800%, 7/20/48	7/17 at 100.00	AAA	2,126,254

2,650	Massachusetts Development Financing Authority, Assisted Living Revenue Bonds, Prospect House Apartments, Series 1999, 7.000%, 12/01/31	12/10 at 101.00	N/R	2,650,848

500	Massachusetts Housing Finance Agency, Housing Revenue Bonds, Series 2003S, 5.050%, 12/01/23 (Alternative Minimum Tax)	6/13 at 100.00	AA–	505,240

900	Massachusetts Industrial Finance Agency, FHA-Insured Mortgage Loan Bonds, Hudner Associates Projects, Series 1997, 5.650%, 1/01/22 – NPFG Insured	1/12 at 100.00	Aaa	901,827
7,290	Total Housing/Multifamily			7,423,157
	Housing/Single Family – 1.1%

1,120	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2008, Trust 3145, 15.116%, 6/01/16 (IF)	No Opt. Call	Aa2	1,282,232

265	Puerto Rico Housing Finance Authority, Mortgage-Backed Securities Program Home Mortgage Revenue Bonds, Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)	6/13 at 100.00	AAA	265,689
1,385	Total Housing/Single Family			1,547,921
	Industrials – 0.6%

385	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R	373,935

400	Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2003, 5.450%, 6/01/14	No Opt. Call	BBB	431,324
785	Total Industrials			805,259
	Long-Term Care – 7.2%

1,500	Massachusetts Development Finance Agency, Human Service Provider Revenue Bonds, Seven Hills Foundation and Affiliates Issue, Series 2005, 5.000%, 9/01/35 – RAAI Insured	9/15 at 100.00	BBB–	1,315,800

240	Massachusetts Development Finance Agency, Revenue Bonds, Carleton-Willard Village, Series 2010, 5.625%, 12/01/30	12/19 at 100.00	A–	248,642

4,220	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007, 5.250%, 10/01/26	10/12 at 102.00	N/R	3,686,845

50	Massachusetts Development Finance Authority, First Mortgage Revenue Bonds, Berkshire Retirement Community – Edgecombe Project, Series 2001A, 6.750%, 7/01/21	7/11 at 102.00	BBB	51,574

1,790	Massachusetts Development Finance Authority, Revenue Bonds, May Institute, Series 1999, 5.750%, 9/01/24 – RAAI Insured	9/10 at 101.00	BBB–	1,762,989

430	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cable Housing and Health Services, Series 1993A, 5.625%, 7/01/13 – NPFG Insured	1/11 at 100.00	A	430,813

610	Massachusetts Industrial Finance Agency, First Mortgage Revenue Bonds, Berkshire Retirement Community, Series 1994B, 4.750%, 7/01/17	1/11 at 101.00	BBB	610,897

2,020	Massachusetts Industrial Finance Agency, GNMA Collateralized Assisted Living Facility Revenue Bonds, Arbors at Taunton LP, Series 1999, 5.500%, 6/20/40 (Alternative Minimum Tax)	12/10 at 101.00	AAA	2,027,918
10,860	Total Long-Term Care			10,135,478

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Municipal Bond Fund (continued)

August 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/General – 5.4%

$500	Ashland, Massachusetts, General Obligation Bonds, Series 2004, 5.250%, 5/15/23 – AMBAC Insured	5/15 at 100.00	Aa2		$549,350

850	Beverly, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 11/01/21 – NPFG Insured	11/13 at 100.00	Aa2		950,224

1,000	Erving, Massachusetts, General Obligation Bonds, Series 2002, 5.500%, 6/15/16	6/12 at 101.00	A1		1,062,050

1,000	Fall River, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 2/01/21 – AGM Insured	2/13 at 101.00	AAA		1,055,570

2,500	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21	No Opt. Call	Aa1		3,147,975

690	Westfield, Massachusetts, General Obligation Bonds, Series 2004, 5.000%, 8/01/19 – AMBAC Insured	8/14 at 100.50	A–		780,832
6,540	Total Tax Obligation/General				7,546,001
	Tax Obligation/Limited – 5.1%

680	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2002, 5.000%, 5/01/32 – AMBAC Insured	5/13 at 100.00	A		697,605

395	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2004, 5.000%, 5/01/26 – AMBAC Insured	5/14 at 100.00	A		415,133

815	Massachusetts College Building Authority, Project Revenue Bonds, Series 2006A, 5.000%, 5/01/31 – AMBAC Insured	5/16 at 100.00	Aa2		865,465

	Massachusetts College Building Authority, Project Revenue Refunding Bonds, Series 2003B:
1,025	5.375%, 5/01/22 – SYNCORA GTY Insured	No Opt. Call	Aa2		1,222,395
1,125	5.375%, 5/01/23 – SYNCORA GTY Insured	No Opt. Call	Aa2		1,343,363

670	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2005, 5.000%, 1/01/20 – FGIC Insured	No Opt. Call	A1		781,917

1,650	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note Program, Series 2003A, 5.000%, 12/15/13 – AGM Insured	No Opt. Call	Aa2		1,862,421
6,360	Total Tax Obligation/Limited				7,188,299
	Transportation – 9.3%

1,765	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Senior Lien Series 2010B, 5.000%, 1/01/32	1/20 at 100.00	A		1,884,243

2,000	Massachusetts Port Authority, Airport System Revenue Bonds, Series 2010A, 5.000%, 7/01/30	7/20 at 100.00	AA–		2,213,460

3,835	Massachusetts Port Authority, Revenue Bonds, Series 2003A, 5.000%, 7/01/24 – NPFG Insured	7/13 at 100.00	AA–		4,185,787

1,800	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series 2007, 5.000%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)	7/17 at 100.00	A		1,833,768

3,525	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	N/R		2,856,695
12,925	Total Transportation				12,973,953
	U.S. Guaranteed – 1.0% (4)

90	Lawrence, Massachusetts, General Obligation Bonds, Series 2001, 5.000%, 2/01/21 (Pre-refunded 2/01/11) – AMBAC Insured	2/11 at 100.00	Aa2	(4)	91,800

75	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Lien Series 2006C, 5.000%, 7/01/26 (Pre-refunded 7/01/18)	7/18 at 100.00	AAA		93,234

50	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy and Allied Health Sciences, Series 2003C, 6.375%, 7/01/23 (Pre-refunded 7/01/13)	7/13 at 101.00	A	(4)	58,522

14	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed (4) (continued)

$210	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Covenant Health Systems Obligated Group, Series 2002, 6.000%, 7/01/31 (Pre-refunded 1/01/12)	1/12 at 101.00	A	(4)	$227,993

600	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical Center Hospitals, Series 2002H, 5.375%, 5/15/19 (Pre-refunded 5/15/12) – FGIC Insured	5/12 at 100.00	N/R	(4)	649,986

260	Massachusetts Port Authority, Revenue Bonds, Series 1982, 13.000%, 7/01/13 (ETM)	1/11 at 100.00	AAA		315,949
1,285	Total U.S. Guaranteed				1,437,484
	Utilities – 3.7%

1,000	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMass System, Series 2001A, 5.625%, 1/01/16 – NPFG Insured	1/12 at 101.00	A		1,036,340

500	Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, Dominion Energy Brayton Point Project, Refunding Series 2009, 5.750%, 12/01/42 (Mandatory put 5/01/19)	No Opt. Call	A–		556,360

1,000	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)	12/10 at 100.00	BBB		1,008,470

2,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2004PP, 5.000%, 7/01/22 – FGIC Insured	7/14 at 100.00	A		2,624,625
5,000	Total Utilities				5,225,795
	Water and Sewer – 4.2%

1,000	Boston Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Senior Lien Refunding Series 2010A, 5.000%, 11/01/30	11/19 at 100.00	AA+		1,135,600

60	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2003-9, 5.000%, 8/01/22	8/13 at 100.00	AAA		64,268

380	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2004-10, 5.000%, 8/01/26	8/14 at 100.00	AAA		409,408

2,080	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.000%, 8/01/29 – NPFG Insured	8/17 at 100.00	AA+		2,293,637

1,125	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2006A, 4.000%, 8/01/46	8/16 at 100.00	AA+		1,104,536

760	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	Baa1		824,585
5,405	Total Water and Sewer				5,832,034
$129,930	Total Investments (cost $127,656,099) – 95.1%				132,958,565
	Other Assets Less Liabilities – 4.9%				6,895,018
	Net Assets – 100%				$139,853,583

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

See accompanying notes to financial statements.

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Insured Municipal Bond Fund

August 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 12.4%

$865	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2005T-1, 5.000%, 10/01/39 – AMBAC Insured	10/15 at 100.00	A	$890,362

3,000	Massachusetts Development Finance Agency, Revenue Bonds, Brandeis University, Series 2008N, 5.000%, 10/01/39	10/18 at 100.00	A1	3,159,810

1,500	Massachusetts Development Finance Agency, Revenue Bonds, Williston Northampton School, Series 2005B, 5.000%, 10/01/37 – SYNCORA GTY Insured	10/15 at 100.00	Baa1	1,430,430

895	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2007, 5.000%, 9/01/37 – NPFG Insured	9/17 at 100.00	A+	927,050

1,790	Massachusetts Educational Finance Authority, Educational Loan Revenue Bonds, Series 2002A, 5.000%, 1/01/13 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	AA	1,856,767

805	Massachusetts Educational Financing Authority, Educaton Loan Revenue Bonds, Series 2008H, 6.350%, 1/01/30 – AGC Insured (Alternative Minimum Tax)	1/18 at 100.00	AAA	872,765

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lesley University, Series 2009A, 5.000%, 7/01/29 – AGC Insured	No Opt. Call	AAA	1,086,540

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, University of Massachusetts, Series 2005D, 5.250%, 10/01/24 – FGIC Insured	10/14 at 100.00	A+	1,065,630
10,855	Total Education and Civic Organizations			11,289,354
	Health Care – 13.0%

2,000	Boston, Massachusetts, Special Obligation Bonds, Boston Medical Center, Series 2002, 5.000%, 8/01/18 – NPFG Insured	8/12 at 100.00	AA+	2,092,960

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Healthcare Obligated Group, Series 2004D, 5.125%, 11/15/35 – AGC Insured	11/19 at 100.00	AAA	1,036,310

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Auction Rate Series 2004D, 5.250%, 7/01/24 – NPFG Insured	7/18 at 100.00	A	1,039,620

1,100	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 1998A, 5.000%, 7/01/25 – NPFG Insured	1/11 at 100.00	A	1,100,264

250	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc., Series B1 Capital Asset Program Converted June 13,2008, 5.375%, 2/01/28 – NPFG Insured	8/18 at 100.00	A	262,893

500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc., Series B2, Capital Asset Program, Converted June 9, 2009, 5.000%, 2/01/25 – NPFG Insured	8/18 at 100.00	A	521,825

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2002, 5.125%, 8/01/22 – AGM Insured	8/12 at 100.00	AAA	1,032,150

1,400	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Clinic Medical Center, Series 2005C, 5.000%, 8/15/21 – FGIC Insured	8/15 at 100.00	A+	1,483,650

1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health Care, Series 2005D, 5.000%, 7/01/33	7/15 at 100.00	BBB+	1,506,285

1,815	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series 1995A, 6.250%, 7/01/16 – NPFG Insured	1/11 at 100.00	A	1,822,913
11,565	Total Health Care			11,898,870
	Housing/Multifamily – 6.9%

1,535	Boston Housing Authority, Massachusetts, Capital Program Revenue Bonds, Series 2008, 5.000%, 4/01/20 – AGM Insured	4/18 at 100.00	AAA	1,697,925

1,105	Massachusetts Development Finance Authority, Multifamily Housing Revenue Bonds, Emerson Manor Project, Series 2007, 4.800%, 7/20/48	7/17 at 100.00	AAA	1,105,652

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily (continued)

$190	Massachusetts Housing Finance Agency, Housing Development Revenue Bonds, Series 1998A, 5.375%, 6/01/16 – NPFG Insured (Alternative Minimum Tax)	12/10 at 100.00	A	$190,114

575	Massachusetts Industrial Finance Agency, FHA-Insured Mortgage Loan Bonds, Hudner Associates Projects, Series 1997, 5.650%, 1/01/22 – NPFG Insured	1/12 at 100.00	Aaa	576,167

2,575	Somerville Housing Authority, Massachusetts, GNMA Collateralized Mortgage Revenue Bonds, Clarendon Hill Towers, Series 2002, 5.200%, 11/20/22	5/12 at 103.00	N/R	2,708,231
5,980	Total Housing/Multifamily			6,278,089
	Long-Term Care – 6.4%

2,500	Massachusetts Development Finance Authority, GNMA Collateralized Assisted Living Facility Revenue Bonds, Arbors at Chicopee, Series 2001A, 6.250%, 9/20/42 (Alternative Minimum Tax)	3/12 at 105.00	AAA	2,652,250

3,185	Massachusetts Industrial Finance Agency, GNMA Collateralized Assisted Living Facility Revenue Bonds, Arbors at Amherst LP, Series 1997, 5.950%, 6/20/39 (Alternative Minimum Tax)	12/10 at 100.00	AA+	3,187,293
5,685	Total Long-Term Care			5,839,543
	Tax Obligation/General – 19.2%

1,520	Fall River, Massachusetts, General Obligation Bonds, Series 2003, 5.250%, 2/01/17 – AGM Insured	2/13 at 101.00	AAA	1,663,822

1,265	Freetown Lakeville Regional School District, Plymouth County, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 1/01/15 – NPFG Insured	1/13 at 101.00	A+	1,379,558

525	Monson, Massachusetts, Unlimited Tax General Obligation School Refunding Bonds, Series 1993, 5.500%, 10/15/10 – NPFG Insured	No Opt. Call	A1	528,255

1,250	Northampton, Massachusetts, General Obligation Bonds, Series 2002, 5.000%, 9/01/19 – NPFG Insured	9/12 at 101.00	Aa2	1,364,500

1,350	Norwell, Massachusetts, General Obligation Bonds, Series 2005, 5.000%, 2/15/25 – AMBAC Insured	No Opt. Call	AAA	1,485,810

1,230	Pioneer Valley Regional School District, Massachusetts, General Obligation Bonds, Series 2002, 5.375%, 6/15/19 – AMBAC Insured	6/12 at 101.00	Aa2	1,327,404

	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A:
275	5.500%, 7/01/16 – AGM Insured	No Opt. Call	AAA	319,594
1,490	5.500%, 7/01/17 – AGM Insured	No Opt. Call	AAA	1,741,601
980	5.500%, 7/01/19 – AGM Insured	No Opt. Call	AAA	1,154,675

4,300	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/29 – FGIC Insured	No Opt. Call	A3	4,859,604

1,000	Tantasqua Regional School District, Massachusetts, General Obligation Bonds, Series 2005, 5.000%, 10/01/16 – AGM Insured	10/15 at 100.00	Aa3	1,173,620

545	Worcester, Massachusetts, General Obligation Bonds, Series 2001A, 5.500%, 8/15/18 – FGIC Insured	8/11 at 100.00	A1	562,854
15,730	Total Tax Obligation/General			17,561,297
	Tax Obligation/Limited – 14.0%

560	Massachusetts College Building Authority, Project Revenue Bonds, Series 2006A, 5.000%, 5/01/31 – AMBAC Insured	5/16 at 100.00	Aa2	594,675

2,500	Massachusetts College Building Authority, Project Revenue Bonds, Series 2008A, 5.000%, 5/01/33 – AGC Insured	5/18 at 100.00	AAA	2,686,600

1,000	Massachusetts College Building Authority, Project Revenue Refunding Bonds, Series 2003B, 5.375%, 5/01/22 – SYNCORA GTY Insured	No Opt. Call	Aa2	1,192,580

3,200	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A, 5.000%, 8/15/20 – AGM Insured	8/15 at 100.00	AAA	3,688,960

1,350	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2007A, 5.000%, 8/15/22 – AMBAC Insured	8/17 at 100.00	AA+	1,561,707

460	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2005, 5.000%, 1/01/20 – FGIC Insured	No Opt. Call	A1	536,838

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Insured Municipal Bond Fund (continued)

August 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/Limited (continued)

$475	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series 2006A, 4.500%, 7/01/36 – CIFG Insured	7/16 at 100.00	A3		$452,651

2,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2004J, 5.000%, 7/01/18 – NPFG Insured	7/14 at 100.00	A		2,104,080
11,545	Total Tax Obligation/Limited				12,818,091
	Transportation – 5.4%

1,000	Massachusetts Port Authority, Revenue Bonds, Series 2003C, 5.000%, 7/01/18 – NPFG Insured	7/13 at 100.00	AA–		1,098,760

800	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series 2007, 5.000%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)	7/17 at 100.00	A		815,008

530	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	N/R		429,517

2,500	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/32 – AGM Insured	7/15 at 100.00	AAA		2,625,000
4,830	Total Transportation				4,968,285
	U.S. Guaranteed – 4.1% (4)

455	Lawrence, Massachusetts, General Obligation Bonds, Series 2001, 5.000%, 2/01/21 (Pre-refunded 2/01/11) – AMBAC Insured	2/11 at 100.00	Aa2	(4)	464,100

295	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 1998A, 5.000%, 7/01/25 (Pre-refunded 7/01/21) – NPFG Insured	7/21 at 100.00	A	(4)	359,903

600	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical Center Hospitals, Series 2002H, 5.375%, 5/15/19 (Pre-refunded 5/15/12) – FGIC Insured	5/12 at 100.00	N/R	(4)	649,986

2,000	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/21 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1	(4)	2,296,780
3,350	Total U.S. Guaranteed				3,770,769
	Utilities – 2.7%

900	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AAA		925,821

1,500	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMass System, Series 2001A, 5.625%, 1/01/16 – NPFG Insured	1/12 at 101.00	A		1,554,510
2,400	Total Utilities				2,480,331
	Water and Sewer – 13.1%

1,700	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.375%, 11/01/39 – AGM Insured	11/19 at 100.00	AAA		1,822,485

1,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2002J, 5.250%, 8/01/19 – AGM Insured	No Opt. Call	AAA		1,256,670

	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A:
1,650	5.000%, 8/01/27 – NPFG Insured	8/17 at 100.00	AA+		1,839,981
750	5.000%, 8/01/28 – NPFG Insured	8/17 at 100.00	AA+		830,940

2,500	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005B, 5.000%, 8/01/35 – NPFG Insured	8/17 at 100.00	AA+		2,681,675

	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2006A:
1,500	5.000%, 8/01/31 – AMBAC Insured	8/16 at 100.00	AA+		1,616,355
875	4.000%, 8/01/46	8/16 at 100.00	AA+		859,084

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

$1,000	Springfield Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Series 2003A, 5.000%, 7/01/23 – NPFG Insured	7/14 at 100.00	A+	$1,061,070
10,975	Total Water and Sewer			11,968,260
$82,915	Total Investments (cost $84,246,907) – 97.2%			88,872,889
	Other Assets Less Liabilities – 2.8%			2,587,531
	Net Assets – 100%			$91,460,420

The Fund intends to invest at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Insurance for more information.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

See accompanying notes to financial statements.

Nuveen Investments	19

Statement of Assets and Liabilities (Unaudited)

August 31, 2010

	Massachusetts	Massachusetts Insured
Assets
Investments, at value (cost $127,656,099 and $84,246,907, respectively)	$132,958,565	$88,872,889
Cash	4,882,716	1,956,740
Receivables:
Interest	1,734,256	893,984
Investments sold	495,427	—
Shares sold	261,192	65,072
Other assets	44	31
Total assets	140,332,200	91,788,716
Liabilities
Payables:
Dividends	218,793	90,728
Shares redeemed	71,846	98,094
Accrued expenses:
Management fees	63,050	41,543
12b-1 distribution and service fees	20,969	16,739
Other	103,959	81,192
Total liabilities	478,617	328,296
Net assets	$139,853,583	$91,460,420
Class A Shares
Net assets	$66,149,338	$31,764,710
Shares outstanding	6,502,255	3,028,326
Net asset value per share	$10.17	$10.49
Offering price per share (net asset value per share plus maximum sales charge of 4.20% of offering price)	$10.62	$10.95
Class B Shares
Net assets	$1,011,216	$1,946,775
Shares outstanding	99,266	185,295
Net asset value and offering price per share	$10.19	$10.51
Class C Shares
Net assets	$14,599,091	$15,498,209
Shares outstanding	1,446,714	1,477,049
Net asset value and offering price per share	$10.09	$10.49
Class I Shares
Net assets	$58,093,938	$42,250,726
Shares outstanding	5,719,765	4,008,344
Net asset value and offering price per share	$10.16	$10.54
Net Assets Consist of:
Capital paid-in	$134,266,029	$86,378,842
Undistributed (Over-distribution of) net investment income	439,209	(69,303)
Accumulated net realized gain (loss)	(154,121)	524,899
Net unrealized appreciation (depreciation)	5,302,466	4,625,982
Net assets	$139,853,583	$91,460,420
Authorized shares	Unlimited	Unlimited
Par value per share	$0.01	$0.01

See accompanying notes to financial statements.

20	Nuveen Investments

Statement of Operations (Unaudited)

Six Months Ended August 31, 2010

	Massachusetts	Massachusetts Insured
Investment Income	$3,599,418	$2,056,572
Expenses
Management fees	356,924	241,991
12b-1 service fees – Class A	64,017	31,049
12b-1 distribution and service fees – Class B	5,922	11,682
12b-1 distribution and service fees – Class C	49,241	56,141
Shareholders’ servicing agent fees and expenses	38,201	32,725
Custodian’s fees and expenses	15,006	14,433
Trustees’ fees and expenses	1,626	1,082
Professional fees	8,737	7,966
Shareholders’ reports – printing and mailing expenses	26,057	17,218
Federal and state registration fees	3,314	2,941
Other expenses	1,777	1,144
Total expenses before custodian fee credit	570,822	418,372
Custodian fee credit	(1,017)	(750)
Net expenses	569,805	417,622
Net investment income	3,029,613	1,638,950
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	226,623	99,283
Change in net unrealized appreciation (depreciation) of investments	5,555,102	2,960,512
Net realized and unrealized gain (loss)	5,781,725	3,059,795
Net increase (decrease) in net assets from operations	$8,811,338	$4,698,745

See accompanying notes to financial statements.

Nuveen Investments	21

Statement of Changes in Net Assets (Unaudited)

	Massachusetts		Massachusetts Insured
	Six Months Ended 8/31/10	Year Ended 2/28/10	Six Months Ended 8/31/10	Year Ended 2/28/10
Operations
Net investment income	$3,029,613	$5,769,975	$1,638,950	$3,251,062
Net realized gain (loss) from investments	226,623	148,147	99,283	425,547
Change in net unrealized appreciation (depreciation) of investments	5,555,102	11,747,572	2,960,512	4,913,516
Net increase (decrease) in net assets from operations	8,811,338	17,665,694	4,698,745	8,590,125
Distributions to Shareholders
From net investment income:
Class A	(1,446,985)	(2,647,309)	(590,962)	(1,270,395)
Class B	(23,685)	(96,685)	(37,379)	(116,030)
Class C	(263,087)	(490,394)	(244,833)	(442,625)
Class I	(1,300,694)	(2,506,249)	(832,239)	(1,620,384)
From accumulated net realized gains:
Class A	—	—	—	(328,282)
Class B	—	—	—	(28,103)
Class C	—	—	—	(120,047)
Class I	—	—	—	(332,168)
Decrease in net assets from distributions to shareholders	(3,034,451)	(5,740,637)	(1,705,413)	(4,258,034)
Fund Share Transactions
Proceeds from sale of shares	10,923,506	21,251,133	6,071,021	20,960,857
Proceeds from shares issued to shareholders due to reinvestment of distributions	1,735,962	3,189,166	1,143,432	2,960,858
	12,659,468	24,440,299	7,214,453	23,921,715
Cost of shares redeemed	(7,615,094)	(13,688,593)	(8,225,135)	(17,650,705)
Net increase (decrease) in net assets from Fund share transactions	5,044,374	10,751,706	(1,010,682)	6,271,010
Net increase (decrease) in net assets	10,821,261	22,676,763	1,982,650	10,603,101
Net assets at the beginning of period	129,032,322	106,355,559	89,477,770	78,874,669
Net assets at the end of period	$139,853,583	$129,032,322	$91,460,420	$89,477,770
Undistributed (Over-distribution of) net investment income at the end of period	$439,209	$444,047	$(69,303)	$(2,840)

See accompanying notes to financial statements.

22	Nuveen Investments

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust II (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of the Nuveen Massachusetts Municipal Bond Fund (“Massachusetts”) and Nuveen Massachusetts Insured Municipal Bond Fund (“Massachusetts Insured”) (collectively, the “Funds”), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.

Massachusetts’ investment objective is to provide as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital. Under normal market conditions, the Fund invests at least 80% of its net assets in municipal bonds that pay interest that is exempt from regular federal and Massachusetts personal income tax. The Fund invests at least 80% of its net assets in investment grade municipal bonds rated BBB/Baa or higher at the time of purchase by at least one independent rating agency, or, if unrated, judged by Nuveen Asset Management (the “Adviser”) a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”), to be of comparable quality. The Fund may invest up to 20% of its net assets in below investment grade municipal bonds, commonly referred to as “high yield” or “junk” bonds. The Fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (i.e., inverse floating rate securities). The Adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer above-average total return. The Adviser may choose to sell municipal bonds with deteriorating credit or limited upside potential compared to other available bonds.

Massachusetts Insured’s investment objective is to provide as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital. Under normal market conditions, the Fund invests at least 80% of its net assets in municipal bonds that pay interest that is exempt from regular federal and Massachusetts personal income tax. The Fund invests at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest thereon. In addition, the municipal securities in which the Fund invests are, at the time of purchase, (i) rated BBB/Baa or higher or covered by insurance from insurers with a claims-paying ability rated BBB/Baa or higher; (ii) unrated, but judged to be of comparable quality by the Adviser; or (iii) backed by an escrow or trust account containing sufficient U.S. Government or U.S. government agency securities to ensure timely payment of principal and interest. The Fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (i.e., inverse floating rate securities). The Adviser uses a value-oriented strategy and looks for higher-yielding and undervalued insured municipal bonds that offer above-average total return. The Adviser may choose to sell municipal bonds with deteriorating credit or limited upside potential compared to other available bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

Investment Valuation

Prices of fixed-income securities and derivative instruments are provided by a pricing service approved by the Funds’ Board of Trustees. These securities are generally classified as Level 2. Fixed-income securities are valued by a pricing service that values portfolio securities at the mean between the quoted bid and ask prices or the yield equivalent when quotations are readily available. Securities for which quotations are not readily available (which is usually the case for municipal securities) are valued at fair value as determined by the pricing service using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information provided by the Adviser in establishing a fair valuation for the security. These securities are generally classified as Level 2.

Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value. These securities are generally classified as Level 1.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds’ Board of Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; fixed-income securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of an issue of securities would appear to be the amount that the owner might reasonably expect to receive for them in a current sale. A variety of factors may be considered in determining the fair value of these securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the

Nuveen Investments	23

Notes to Financial Statements (Unaudited) (continued)

priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds’ Board of Trustees or its designee.

Refer to Footnote 2 – Fair Value Measurements for further details on the leveling of securities held by the Funds as of the end of the reporting period.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At August 31, 2010, the Funds had no such outstanding purchase commitments.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and Massachusetts state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

During the period March 1, 2010 through March 31, 2010, dividends from tax-exempt net investment income were declared and paid to shareholders monthly. Effective April 1, 2010, the Funds declare dividends from their tax-exempt net investment income daily and continue to pay shareholders monthly. Fund shares begin to accrue dividends on the business day after the day when the monies used to purchase Fund shares are collected by the Funds’ transfer agent.

Net realized capital gains and/or market discount from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Insurance

Under normal market conditions, Massachusetts Insured invests at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest thereon. Inverse floating rate securities whose underlying bonds are covered by insurance are included for purposes of the 80% test. Insured municipal bonds are either covered by individual, permanent insurance policies (obtained either at the time of issuance or subsequently), or covered “while in fund” under a master portfolio insurance policy purchased by the Fund. Insurance guarantees only the timely payment of interest and principal on the bonds; it does not guarantee the value of either individual bonds or Fund shares. The Adviser may obtain master policies from insurers that specialize in insuring municipal bonds.

Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Fund’s shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance, in contrast, is effective only while the municipal securities are held by the Fund, and is reflected as an expense over the term of the policy, when applicable. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Fund’s shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Fund the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Flexible Sales Charge Program

Class A Shares are generally sold with an up-front sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within twelve months of purchase. Class B Shares were sold without an up-front sales charge but incur a

24	Nuveen Investments

..75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. Class B Shares are subject to a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a .55% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. Class C Shares are subject to a CDSC of 1% if redeemed within one year of purchase. Class I Shares are not subject to any sales charge or 12b-1 distribution or service fees.

Inverse Floating Rate Securities

Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as “(IF) - Inverse floating rate investment.” An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as “(UB) - Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund accounting for the short-term floating rate certificates issued by the trust as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in “Investment Income” the entire earnings of the underlying bond and recognizes the related interest paid to the holders of the short-term floating rate certificates as “Interest expense on floating rate obligations” on the Statement of Operations.

During the six months ended August 31, 2010, Massachusetts invested in externally-deposited inverse floaters. Neither Fund invested in self-deposited inverse floaters during the six months ended August 31, 2010.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements referred to herein as “Resourse Trusts”) with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities. At August 31, 2010, the Funds were not invested in externally-deposited Resourse Trusts.

Derivative Financial Instruments

Each Fund is authorized to invest in futures, options, swaps and other derivative instruments. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended August 31, 2010.

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts, when applicable, expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange’s clearing house, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a

Nuveen Investments	25

Notes to Financial Statements (Unaudited) (continued)

value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Zero Coupon Securities

Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Multiclass Operations and Allocations

For the period March 1, 2010 through March 31, 2010, income and expenses of the Funds that were not directly attributable to a specific class of shares were prorated among the classes based on the relative net assets of each class. Effective April 1, 2010, income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative settled shares of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements

In determining the value of each Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of August 31, 2010:

Massachusetts	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$132,958,565	$—	$132,958,565

Massachusetts Insured	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$88,872,889	$—	$88,872,889

3. Derivative Instruments and Hedging Activities

The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. The Funds did not invest in derivative instruments during the six months ended August 31, 2010.

26	Nuveen Investments

4. Fund Shares

Transactions in Fund shares were as follows:

	Massachusetts
	Six Months Ended 8/31/10		Year Ended 2/28/10
	Shares	Amount	Shares	Amount
Shares sold:
Class A	574,649	$5,657,549	1,826,034	$16,823,776
Class A – automatic conversion of Class B Shares	23,009	228,033	16,024	151,392
Class B	319	3,156	2,047	19,163
Class C	237,134	2,329,736	195,076	1,831,622
Class I	272,766	2,705,032	259,816	2,425,180
Shares issued to shareholders due to reinvestment of distributions:
Class A	62,144	614,997	109,279	1,030,479
Class B	1,206	11,943	4,091	38,405
Class C	14,790	145,221	28,601	267,189
Class I	97,537	963,801	197,398	1,853,093
	1,283,554	12,659,468	2,638,366	24,440,299
Shares redeemed:
Class A	(455,011)	(4,498,682)	(810,172)	(7,527,073)
Class B	(22,902)	(226,337)	(157,048)	(1,504,471)
Class B – automatic conversion to Class A Shares	(22,986)	(228,033)	(16,005)	(151,392)
Class C	(103,033)	(1,005,568)	(177,605)	(1,640,859)
Class I	(168,837)	(1,656,474)	(309,037)	(2,864,798)
	(772,769)	(7,615,094)	(1,469,867)	(13,688,593)
Net increase (decrease)	510,785	$5,044,374	1,168,499	$10,751,706

	Massachusetts Insured
	Six Months Ended 8/31/10		Year Ended 2/28/10
	Shares	Amount	Shares	Amount
Shares sold:
Class A	207,316	$2,126,605	1,487,947	$14,920,485
Class A – automatic conversion of Class B Shares	47,713	486,126	39,143	393,905
Class B	338	3,475	695	7,206
Class C	71,765	733,683	369,501	3,717,922
Class I	265,819	2,721,132	189,983	1,921,339
Shares issued to shareholders due to reinvestment of distributions:
Class A	34,853	357,223	108,903	1,090,574
Class B	1,510	15,406	6,476	64,804
Class C	17,639	180,922	38,955	390,148
Class I	57,263	589,881	140,971	1,415,332
	704,216	7,214,453	2,382,574	23,921,715
Shares redeemed:
Class A	(371,405)	(3,796,819)	(1,236,977)	(12,477,983)
Class B	(56,187)	(577,845)	(89,416)	(908,043)
Class B – automatic conversion to Class A Shares	(47,660)	(486,126)	(39,089)	(393,905)
Class C	(53,623)	(546,448)	(102,836)	(1,030,965)
Class I	(275,003)	(2,817,897)	(282,480)	(2,839,809)
	(803,878)	(8,225,135)	(1,750,798)	(17,650,705)
Net increase (decrease)	(99,662)	$(1,010,682)	631,776	$6,271,010

Nuveen Investments	27

Notes to Financial Statements (Unaudited) (continued)

5. Investment Transactions

Purchases and sales (including maturities but excluding short-term investments) during the six months ended August 31, 2010, were as follows:

	Massachusetts	Massachusetts Insured
Purchases	$5,135,479	$2,504,824
Sales and maturities	5,395,100	5,775,140

6. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statements of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At August 31, 2010, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, was as follows:

	Massachusetts	Massachusetts Insured
Cost of investments	$127,550,525	$84,216,757
Gross unrealized:
Appreciation	$8,148,238	$4,887,374
Depreciation	(2,740,198)	(231,242)
Net unrealized appreciation (depreciation) of investments	$5,408,040	$4,656,132

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at February 28, 2010, the Funds’ last tax year end, were as follows:

	Massachusetts	Massachusetts Insured
Undistributed net tax-exempt income*	$848,956	$231,003
Undistributed net ordinary income**	1,568	—
Undistributed net long-term capital gains	—	425,619
*	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on February 9, 2010, paid on March 1, 2010.
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended February 28, 2010, was designated for purposes of the dividends paid deduction as follows:

	Massachusetts	Massachusetts Insured
Distributions from net tax-exempt income	$5,684,283	$3,410,113
Distributions from net ordinary income**	—	598,335
Distributions from net long-term capital gains	—	229,430
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At February 28, 2010, the Fund’s last tax year end, Massachusetts had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

Massachusetts
Expiration:
February 28, 2017	$282,414
February 28, 2018	98,330
Total	$380,744

28	Nuveen Investments

7. Management Fees and Other Transactions with Affiliates

Each Fund’s management fee is separated into two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Average Daily Net Assets	Fund-Level Fee Rate
For the first $125 million	.3500%
For the next $125 million	.3375
For the next $250 million	.3250
For the next $500 million	.3125
For the next $1 billion	.3000
For the next $3 billion	.2750
For net assets over $5 billion	.2500

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

*	The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen funds, with such daily managed assets defined separately for each fund in its management agreement, but excluding assets attributable to investments in other Nuveen funds. Daily managed assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser to limit the amount of such assets for determining managed assets in certain circumstances. As of August 31, 2010, the complex-level fee rate was .1831%.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Trust pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

The Adviser has agreed to waive fees and reimburse expenses of each Fund so that total annual fund operating expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed .750% and .975% of the average daily net assets of any class of Fund shares of Massachusetts and Massachusetts Insured, respectively. The Adviser may also voluntarily reimburse additional expenses from time to time in either of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser’s discretion.

During the six months ended August 31, 2010, Nuveen Investments, LLC (the “Distributor”), a wholly-owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

	Massachusetts	Massachusetts Insured
Sales charges collected	$66,012	$30,231
Paid to financial intermediaries	56,932	26,678

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

Nuveen Investments	29

Notes to Financial Statements (Unaudited) (continued)

During the six months ended August 31, 2010, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

	Massachusetts	Massachusetts Insured
Commission advances	$33,621	$12,532

To compensate for commissions advanced to financial intermediaries, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended August 31, 2010, the Distributor retained such 12b-1 fees as follows:

	Massachusetts	Massachusetts Insured
12b-1 fees retained	$10,315	$23,069

The remaining 12b-1 fees charged to the Funds were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended August 31, 2010, as follows:

	Massachusetts	Massachusetts Insured
CDSC retained	$—	$4,913

8. New Accounting Standards

Fair Value Measurements

On January 21, 2010, Financial Accounting Standards Board issued changes to the authoritative guidance under U.S. GAAP for fair value measurements. The objective of which is to provide guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities disclose Level 3 activity for purchases, sales, issuances and settlements in the Level 3 roll-forward on a gross basis rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of this guidance and the impact it will have to the financial statement amounts and footnote disclosures, if any.

30	Nuveen Investments

Financial Highlights (Unaudited)

Nuveen Investments	31

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

MASSACHUSETTS
Year Ended February 28/29	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (9/94)
2011(f)	$9.75	$.22	$.43	$.65	$(.23)	$—	$(.23)	$10.17	6.70%
2010	8.81	.45	.94	1.39	(.45)	—	(.45)	9.75	16.03
2009	9.34	.41	(.51)	(.10)	(.39)	(.04)	(.43)	8.81	(1.05)
2008	10.11	.39	(.74)	(.35)	(.38)	(.04)	(.42)	9.34	(3.61)
2007	10.03	.38	.07	.45	(.37)	—	(.37)	10.11	4.62
2006	10.09	.39	(.03)	.36	(.39)	(.03)	(.42)	10.03	3.65
Class B (3/97)
2011(f)	9.76	.19	.43	.62	(.19)	—	(.19)	10.19	6.41
2010	8.83	.38	.93	1.31	(.38)	—	(.38)	9.76	15.04
2009	9.35	.34	(.50)	(.16)	(.32)	(.04)	(.36)	8.83	(1.69)
2008	10.13	.31	(.74)	(.43)	(.31)	(.04)	(.35)	9.35	(4.41)
2007	10.04	.31	.08	.39	(.30)	—	(.30)	10.13	3.96
2006	10.11	.31	(.03)	.28	(.32)	(.03)	(.35)	10.04	2.80
Class C (10/94)
2011(f)	9.67	.20	.42	.62	(.20)	—	(.20)	10.09	6.47
2010	8.74	.39	.93	1.32	(.39)	—	(.39)	9.67	15.37
2009	9.26	.36	(.50)	(.14)	(.34)	(.04)	(.38)	8.74	(1.53)
2008	10.04	.33	(.75)	(.42)	(.32)	(.04)	(.36)	9.26	(4.27)
2007	9.95	.33	.08	.41	(.32)	—	(.32)	10.04	4.19
2006	10.02	.33	(.03)	.30	(.34)	(.03)	(.37)	9.95	3.01
Class I (12/86)(e)
2011(f)	9.73	.23	.43	.66	(.23)	—	(.23)	10.16	6.92
2010	8.80	.47	.92	1.39	(.46)	—	(.46)	9.73	16.15
2009	9.32	.43	(.50)	(.07)	(.41)	(.04)	(.45)	8.80	(.74)
2008	10.09	.41	(.74)	(.33)	(.40)	(.04)	(.44)	9.32	(3.45)
2007	10.01	.40	.07	.47	(.39)	—	(.39)	10.09	4.81
2006	10.07	.41	(.03)	.38	(.41)	(.03)	(.44)	10.01	3.84

32	Nuveen Investments

Ratios/Supplemental Data
	Ratios to Average Net Assets(c)
Ending Net Assets (000)	Expenses Including Interest(d)		Expenses Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$66,149	.88	%*	.88	%*	4.52	%*	4%
61,382	.91		.91		4.77		5
45,433	.91		.91		4.47		20
67,297	.88		.88		3.90		12
102,045	.87		.87		3.82		4
72,519	.88		.88		3.86		9

1,011	1.63	*	1.63	*	3.79	*	4
1,402	1.65		1.65		4.03		5
2,741	1.67		1.67		3.71		20
3,519	1.63		1.63		3.15		12
4,582	1.62		1.62		3.07		4
5,989	1.64		1.64		3.09		9

14,599	1.43	*	1.43	*	3.95	*	4
12,550	1.46		1.46		4.23		5
10,944	1.47		1.47		3.91		20
11,661	1.44		1.44		3.35		12
11,853	1.42		1.42		3.27		4
12,160	1.44		1.44		3.30		9

58,094	.68	*	.68	*	4.72	*	4
53,698	.71		.71		4.98		5
47,238	.72		.72		4.67		20
52,832	.69		.69		4.10		12
60,022	.67		.67		4.02		4
61,177	.68		.68		4.05		9
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable. The Fund did not receive an expense reimbursement from the Adviser during the fiscal years ended February 28/29, 2006 through 2010, or during the six months ended August 31, 2010.
(d)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities.
(e)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.
(f)	For the six months ended August 31, 2010.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	33

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

MASSACHUSETTS INSURED
Year Ended February 28/29	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (9/94)
2011(f)	$10.15	$.19	$.35	$.54	$(.20)	$—	$(.20)	$10.49	5.35%
2010	9.64	.37	.63	1.00	(.40)	(.09)	(.49)	10.15	10.51
2009	9.80	.40	(.12)	.28	(.39)	(.05)	(.44)	9.64	2.94
2008	10.37	.39	(.53)	(.14)	(.38)	(.05)	(.43)	9.80	(1.42)
2007	10.37	.39	.02	.41	(.38)	(.03)	(.41)	10.37	4.12
2006	10.44	.40	(.04)	.36	(.39)	(.04)	(.43)	10.37	3.48
Class B (3/97)
2011(f)	10.16	.15	.36	.51	(.16)	—	(.16)	10.51	5.04
2010	9.65	.30	.62	.92	(.32)	(.09)	(.41)	10.16	9.70
2009	9.82	.32	(.12)	.20	(.32)	(.05)	(.37)	9.65	2.04
2008	10.38	.31	(.51)	(.20)	(.31)	(.05)	(.36)	9.82	(2.07)
2007	10.38	.31	.03	.34	(.31)	(.03)	(.34)	10.38	3.33
2006	10.45	.32	(.04)	.28	(.31)	(.04)	(.35)	10.38	2.70
Class C (9/94)
2011(f)	10.15	.16	.35	.51	(.17)	—	(.17)	10.49	5.06
2010	9.64	.32	.62	.94	(.34)	(.09)	(.43)	10.15	9.92
2009	9.81	.34	(.12)	.22	(.34)	(.05)	(.39)	9.64	2.26
2008	10.37	.33	(.52)	(.19)	(.32)	(.05)	(.37)	9.81	(1.90)
2007	10.36	.33	.03	.36	(.32)	(.03)	(.35)	10.37	3.62
2006	10.44	.34	(.05)	.29	(.33)	(.04)	(.37)	10.36	2.78
Class I (12/86)(e)
2011(f)	10.19	.20	.36	.56	(.21)	—	(.21)	10.54	5.52
2010	9.68	.40	.61	1.01	(.41)	(.09)	(.50)	10.19	10.66
2009	9.84	.42	(.12)	.30	(.41)	(.05)	(.46)	9.68	3.12
2008	10.41	.41	(.53)	(.12)	(.40)	(.05)	(.45)	9.84	(1.24)
2007	10.40	.41	.03	.44	(.40)	(.03)	(.43)	10.41	4.39
2006	10.47	.42	(.04)	.38	(.41)	(.04)	(.45)	10.40	3.64

34	Nuveen Investments

Ratios/Supplemental Data
	Ratios to Average Net Assets (c)

Ending Net Assets (000)	Expenses Including Interest(d)		Expenses Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$31,765	.91	%*	.91	%*	3.64	%*	3%
31,556	.91		.91		3.72		9
26,123	.98		.89		4.05		20
22,561	1.08		.90		3.79		18
20,958	1.06		.89		3.75		6
24,153	.90		.90		3.79		14

1,947	1.66	*	1.66	*	2.90	*	3
2,919	1.66		1.66		3.01		9
3,944	1.73		1.64		3.28		20
5,068	1.83		1.65		3.04		18
5,635	1.81		1.64		3.00		6
6,121	1.65		1.65		3.04		14

15,498	1.46	*	1.46	*	3.09	*	3
14,630	1.47		1.47		3.18		9
10,949	1.53		1.44		3.49		20
10,608	1.63		1.45		3.24		18
8,700	1.61		1.44		3.21		6
9,895	1.45		1.45		3.24		14

42,251	.71	*	.71	*	3.84	*	3
40,373	.71		.71		3.95		9
37,858	.78		.69		4.24		20
40,474	.88		.70		3.99		18
45,501	.86		.69		3.96		6
48,685	.70		.70		3.99		14
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable. The Fund did not receive an expense reimbursement from the Adviser during the fiscal years ended February 28/29, 2006 through 2010, or during the six months ended August 31, 2010.
(d)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities.
(e)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.
(f)	For the six months ended August 31, 2010.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	35

Annual Investment Management Agreement Approval Process

(Unaudited)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board members, including by a vote of a majority of the board members who are not parties to the advisory agreement or “interested persons” of any parties (the “Independent Board Members”), cast in person at a meeting called for the purpose of considering such approval. In connection with such approvals, the fund’s board members must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. Accordingly, at a meeting held on May 25-26, 2010 (the “May Meeting”), the Boards of Trustees (each a “Board” and each Trustee, a “Board Member”) of the Funds, including a majority of the Independent Board Members, considered and approved the continuation of the advisory agreements (each an “Advisory Agreement”) between each Fund and Nuveen Asset Management (the “Adviser”) for an additional one-year period. In preparation for their considerations at the May Meeting, the Board also held a separate meeting on April 21-22, 2010 (the “April Meeting”). Accordingly, the factors considered and determinations made regarding the renewals by the Independent Board Members include those made at the April Meeting.

In addition, in evaluating the Advisory Agreements, the Independent Board Members reviewed a broad range of information relating to the Funds and the Adviser, including absolute and comparative performance, fee and expense information for the Funds (as described in more detail below), the profitability of Nuveen for its advisory activities (which includes its wholly owned subsidiaries), and other information regarding the organization, personnel, and services provided by the Adviser. The Independent Board Members also met quarterly as well as at other times as the need arose during the year and took into account the information provided at such meetings and the knowledge gained therefrom. Prior to approving the renewal of the Advisory Agreements, the Independent Board Members reviewed the foregoing information with their independent legal counsel and with management, reviewed materials from independent legal counsel describing applicable law and their duties in reviewing advisory contracts, and met with independent legal counsel in private sessions without management present. The Independent Board Members considered the legal advice provided by independent legal counsel and relied upon their knowledge of the Adviser, its services and the Funds resulting from their meetings and other interactions throughout the year and their own business judgment in determining the factors to be considered in evaluating the Advisory Agreements. Each Board Member may have accorded different weight to the various factors in reaching his or her conclusions with respect to a Fund’s Advisory Agreement. The Independent Board Members did not identify any single factor as all-important or controlling. The Independent Board Members’ considerations were instead based on a comprehensive consideration of all the information presented. The principal factors considered by the Board and its conclusions are described below.

A. Nature, Extent and Quality of Services

In considering renewal of the Advisory Agreements, the Independent Board Members considered the nature, extent and quality of the Adviser’s services, including advisory services and administrative services. The Independent Board Members reviewed materials outlining, among other things, the Adviser’s organization and business; the types of services that the Adviser or its affiliates provide and are expected to provide to the Funds; the performance record of the applicable Fund (as described in further detail below); and any initiatives Nuveen had taken for the applicable fund product line, including the development of new practices and coordination among business units with respect to large shareholder transactions, streamlining the classes offered, and adding funds to various distribution platforms.

As part of their review, the Independent Board Members also evaluated the background, experience and track record of the Adviser’s investment personnel. In this regard, the Independent Board Members considered any changes in the personnel, and the impact on the level of services provided to the Funds, if any. The Independent Board Members also reviewed information regarding portfolio manager compensation arrangements to evaluate the Adviser’s ability to attract and retain high quality investment personnel, preserve stability, and reward performance but not provide an incentive for taking undue risks.

In addition to advisory services, the Independent Board Members considered the quality of administrative services provided by the Adviser and its affiliates including product management, fund administration, oversight of service providers, shareholder services, administration of Board relations, regulatory and portfolio compliance and legal support. Given the importance of compliance, the Independent Board Members also considered the Adviser’s compliance program, including the report of the chief compliance officer regarding the Funds’ compliance policies and procedures.

Based on their review, the Independent Board Members found that, overall, the nature, extent and quality of services provided (and expected to be provided) to the respective Funds under the Advisory Agreements were satisfactory.

B. The Investment Performance of the Funds and the Adviser

The Board considered the performance results of each Fund over various time periods. The Board reviewed, among other things, each Fund’s historic investment performance as well as information comparing the Fund’s performance information with that of other funds (the “Performance Peer Group”) based on data provided by an independent provider of mutual fund data and with recognized and/or customized benchmarks. In this regard, the Board reviewed each Fund’s total return information compared to its Performance Peer Group for the quarter, one-, three- and five-year periods ending December 31, 2009 and for the same periods ending March 31, 2010. In addition, the Board reviewed each Fund’s total return information compared to recognized and/or customized benchmarks for the quarter, one- and three-year periods ending December 31, 2009 and for the same periods ending March 31, 2010. The Board also reviewed the peer ranking of the Nuveen municipal funds advised by the Adviser in the aggregate. This information supplemented the Fund performance information provided to the Board at each of its quarterly meetings.

36	Nuveen Investments

In reviewing peer comparison information, the Independent Board Members recognized that the Performance Peer Group of certain funds may not adequately represent the objectives and strategies of the funds, thereby limiting the usefulness of comparing a fund’s performance with that of its Performance Peer Group. In this regard, the Independent Board Members considered that the Performance Peer Groups of certain funds (including the Nuveen Massachusetts Insured Municipal Bond Fund (the “Massachusetts Insured Fund”)) were classified as having significant differences from such funds based on considerations such as special fund objectives, potential investable universe and the composition of the peer set (e.g., the number and size of competing funds and number of competing managers).

Based on their review, the Independent Board Members determined that each Fund’s investment performance over time had been satisfactory. The Independent Board Members noted that although the Massachusetts Insured Fund underperformed its benchmark in the three-year period, it outperformed the performance of its benchmark in the one-year period. Moreover, the Independent Board Members noted that although the performance of the Nuveen Massachusetts Municipal Bond Fund lagged its peers somewhat in the longer periods, the performance had improved in the one-year period, performing in the first or second quartile.

C. Fees, Expenses and Profitability

1. Fees and Expenses

The Board evaluated the management fees and expenses of each Fund reviewing, among other things, such Fund’s gross management fees, net management fees and net expense ratios in absolute terms as well as compared to the fee and expenses of a comparable universe of funds based on data provided by an independent fund data provider (the “Peer Universe”) and in certain cases, to a more focused subset of funds in the Peer Universe (the “Peer Group”) and any expense limitations.

The Independent Board Members further reviewed the methodology regarding the construction of the applicable Peer Universe and/or Peer Group. In reviewing the comparisons of fee and expense information, the Independent Board Members took into account that in certain instances various factors such as: the asset level of a fund relative to peers; the limited size and particular composition of the Peer Universe or Peer Group; the investment objectives of the peers; expense anomalies; changes in the funds comprising the Peer Universe or Peer Group from year to year; levels of reimbursement; the timing of information used; and differences in the states reflected in the Peer Universe or Peer Group may impact the comparative data, thereby limiting the ability to make a meaningful comparison with peers, including for each of the Funds.

In reviewing the fee schedule for a Fund, the Independent Board Members also considered the fund-level and complex-wide breakpoint schedules (described in further detail below) and any fee waivers and reimbursements provided by Nuveen. It was noted that each Fund had net advisory fees and net expense ratios above the peer averages of its respective Peer Group; however, the Independent Board Members recognized the differences in the peers (such as the number of peers or states included in the Peer Group or Peer Universe) generally may limit some of the usefulness of the comparisons.

Based on their review of the fee and expense information provided, the Independent Board Members determined that each Fund’s management fees were reasonable in light of the nature, extent and quality of services provided to the Fund.

2. Comparisons with the Fees of Other Clients

The Independent Board Members further reviewed information regarding the nature of services and fee rates offered by the Adviser to other clients, including municipal separately managed accounts and passively managed municipal bond exchange traded funds (ETFs) that are sub-advised by the Adviser. In evaluating the comparisons of fees, the Independent Board Members noted that the fee rates charged to the Funds and other clients vary, among other things, because of the different services involved and the additional regulatory and compliance requirements associated with registered investment companies, such as the Funds. Accordingly, the Independent Board Members considered the differences in the product types, including, but not limited to, the services provided, the structure and operations, product distribution and costs thereof, portfolio investment policies, investor profiles, account sizes and regulatory requirements. The Independent Board Members noted, in particular, that the range of services provided to the Funds (as discussed above) is much more extensive than that provided to separately managed accounts. Given the inherent differences in the products, particularly the extensive services provided to the Funds, the Independent Board Members believe such facts justify the different levels of fees.

3. Profitability of Nuveen

In conjunction with its review of fees, the Independent Board Members also considered the profitability of Nuveen for its advisory activities (which incorporated Nuveen’s wholly-owned affiliated sub-advisers) and its financial condition. The Independent Board Members reviewed the revenues and expenses of Nuveen’s advisory activities for the last two years, the allocation methodology used in preparing the profitability data and an analysis of the key drivers behind the changes in revenues and expenses that impacted profitability in 2009. The Independent Board Members noted this information supplemented the profitability information requested and received during the year to help keep them apprised of developments affecting profitability (such as changes in fee waivers and expense reimbursement commitments). In this regard, the Independent Board Members noted that they had also appointed an Independent Board Member as a point person to review and keep them apprised of changes to the profitability analysis and/or methodologies during the year. The Independent Board Members also considered Nuveen’s revenues for advisory activities, expenses, and profit margin compared to that of various unaffiliated management firms with similar amounts of assets under management and relatively comparable asset composition prepared by Nuveen.

Nuveen Investments	37

Annual Investment Management Agreement Approval Process

(Unaudited) (continued)

In reviewing profitability, the Independent Board Members recognized the subjective nature of determining profitability which may be affected by numerous factors including the allocation of expenses. Further, the Independent Board Members recognized the difficulties in making comparisons as the profitability of other advisers generally is not publicly available and the profitability information that is available for certain advisers or management firms may not be representative of the industry and may be affected by, among other things, the adviser’s particular business mix, capital costs, types of funds managed and expense allocations. Notwithstanding the foregoing, the Independent Board Members reviewed Nuveen’s methodology and assumptions for allocating expenses across product lines to determine profitability. In reviewing profitability, the Independent Board Members recognized Nuveen’s investment in its fund business. Based on their review, the Independent Board Members concluded that Nuveen’s level of profitability for its advisory activities was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Independent Board Members also considered other amounts paid to the Adviser by the Funds as well as any indirect benefits (such as soft dollar arrangements, if any) the Adviser and its affiliates receive, or are expected to receive, that are directly attributable to the management of the Funds, if any. See Section E below for additional information on indirect benefits the Adviser may receive as a result of its relationship with the Funds. Based on their review of the overall fee arrangements of each Fund, the Independent Board Members determined that the advisory fees and expenses of the respective Fund were reasonable.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

With respect to economies of scale, the Independent Board Members have recognized the potential benefits resulting from the costs of a fund being spread over a larger asset base, although economies of scale are difficult to measure and predict with precision, particularly on a fund-by-fund basis. One method to help ensure the shareholders share in these benefits is to include breakpoints in the advisory fee schedule. Generally, management fees for funds in the Nuveen complex are comprised of a fund-level component and a complex-level component, subject to certain exceptions. Accordingly, the Independent Board Members reviewed and considered the applicable fund-level breakpoints in the advisory fee schedules that reduce advisory fees as asset levels increase.

In addition to fund-level advisory fee breakpoints, the Board also considered the Funds’ complex-wide fee arrangement. Pursuant to the complex-wide fee arrangement, the fees of the funds in the Nuveen complex are generally reduced as the assets in the fund complex reach certain levels. The complex-wide fee arrangement seeks to provide the benefits of economies of scale to fund shareholders when total fund complex assets increase, even if assets of a particular fund are unchanged or have decreased. The approach reflects the notion that some of Nuveen’s costs are attributable to services provided to all its funds in the complex and therefore all funds benefit if these costs are spread over a larger asset base.

Based on their review, the Independent Board Members concluded that the breakpoint schedules and complex-wide fee arrangement were acceptable and reflect economies of scale to be shared with shareholders when assets under management increase.

E. Indirect Benefits

In evaluating fees, the Independent Board Members received and considered information regarding potential “fall out” or ancillary benefits the Adviser or its affiliates may receive as a result of its relationship with each Fund. In this regard, the Independent Board Members considered, among other things, any sales charges, distribution fees and shareholder services fees received and retained by the Funds’ principal underwriter, an affiliate of the Adviser, which includes fees received pursuant to any 12b-1 plan. The Independent Board Members, therefore, considered the 12b-1 fees retained by Nuveen during the last calendar year.

In addition to the above, the Independent Board Members considered whether the Adviser received any benefits from soft dollar arrangements whereby a portion of the commissions paid by a Fund for brokerage may be used to acquire research that may be useful to the Adviser in managing the assets of the Funds and other clients. The Independent Board Members noted that the Adviser does not currently have any soft dollar arrangements; however, to the extent certain bona fide agency transactions that occur on markets that traditionally trade on a principal basis and riskless principal transactions are considered as generating “commissions,” the Adviser intends to comply with the applicable safe harbor provisions.

Based on their review, the Independent Board Members concluded that any indirect benefits received by the Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.

F. Other Considerations

The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, unanimously concluded that the terms of the Advisory Agreements are fair and reasonable, that the Adviser’s fees are reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

38	Nuveen Investments

Notes

Nuveen Investments	39

Glossary of Terms Used in this Report

Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed,” with current holders receiving a formula-based interest rate until the next scheduled auction.

Pre-refundings: Pre-refundings, also known as advance refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Effective Maturity: The weighted average of the effective maturity dates of the fixed-income securities in the portfolio. A bond’s effective maturity takes into account the possibility that it may be called by the issuer before its stated maturity date. In this case, the bond trades as though it had a shorter maturity than its stated maturity.

Average Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or Fund’s duration, the more the price of the bond or Fund will change as interest rates change.

Dividend Yield (also known as Market Yield or Current Yield): An investment’s current annualized dividend divided by its current offering price.

Inverse Floaters: Inverse floating rate securities are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

Net Asset Value (NAV): A Fund’s NAV is the dollar value of one share in the Fund. It is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC 30-Day Yield: A standardized measure of a Fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the Fund’s portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis at a specified assumed tax rate, the yield of a municipal bond investment.

Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

40	Nuveen Investments

Fund Information

Fund Manager

Nuveen Asset Management

333 West Wacker Drive

Chicago, IL 60606

Legal Counsel

Chapman and Cutler LLP

Chicago, IL

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Chicago, IL

Custodian

State Street Bank & Trust Company

Boston, MA

Transfer Agent and Shareholder Services

Boston Financial

Data Services, Inc.

Nuveen Investor Services

P.O. Box 8530

Boston, MA 02266-8530

(800) 257-8787

Quarterly Portfolio of Investments and Proxy Voting Information: You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 100 F Street NE, Washington, D.C. 20549.

The Financial Industry Regulatory Authority (“FINRA”) provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of FINRA members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.finra.org. FINRA also provides an investor brochure that includes information describing the Public Disclosure Program.

Nuveen Investments	41

Nuveen Investments:

Serving Investors For Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. We market our growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, Nuveen Investments managed more than $160 billion of assets on September 30, 2010.

Find out how we can help you.

To learn more about the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/mf

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It only takes a minute to sign up for e-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Fund information is ready. No more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.

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www.investordelivery.com

If you receive your Nuveen Fund dividends and statements from your financial advisor or brokerage account.

OR

www.nuveen.com/accountaccess

If you receive your Nuveen Fund dividends and statements directly from Nuveen.

Distributed by Nuveen Investments, LLC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com MAN-ENHCM-

MSA-MA-0810P

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust II

By	(Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date November 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date November 8, 2010

By	(Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date November 8, 2010